UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: 811-00558
THE HARTFORD MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: October 31st
Date of reporting period: July 31, 2008
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
EX-99.Cert Section 302 Certification

Item 1. Schedule of Investments.

The Hartford Advisers Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 67.8%
	Basic Materials — 2.5%
330	Alcoa, Inc.	$11,127
70	ArcelorMittal ADR	6,137
160	Cameco Corp.	5,760
210	International Paper Co.	5,829

		28,853

	Consumer Cyclical — 7.3%
2,225	Buck Holdings L.P. † ● ⌂	2,002
998	Ford Motor Co. ●	4,789
144	Honda Motor Co., Ltd.	4,587
369	Kohl’s Corp. ●	15,473
502	Lowe’s Co., Inc.	10,197
255	Nordstrom, Inc.	7,329
72	Reliance Industries GDR ■	7,484
358	Safeway, Inc.	9,576
459	Staples, Inc.	10,328
199	Supervalu, Inc. ▼	5,088
114	Wal-Mart Stores, Inc.	6,706

		83,559

	Consumer Staples — 1.9%
1	Japan Tobacco, Inc.	5,505
141	PepsiCo, Inc.	9,385
104	Procter & Gamble Co.	6,790

		21,680

	Energy — 6.5%
48	Canadian Natural Resources Ltd. ADR	3,715
180	Chesapeake Energy Corp.	9,037
40	EnCana Corp.	2,909
232	Exxon Mobil Corp.	18,676
145	Hess Corp.	14,724
261	Marathon Oil Corp.	12,907
266	OAO Gazprom Class S ADR	12,821

		74,789

	Finance — 14.1%
189	American International Group, Inc.	4,936
581	Bank of America Corp.	19,122
283	Capital One Financial Corp.	11,838
364	Citigroup, Inc.	6,798
455	Discover Financial Services, Inc.	6,672
542	Federal National Mortgage Association	6,236
84	Goldman Sachs Group, Inc.	15,367
572	Invesco Ltd.	13,312
54	Julius Baer Holding Ltd.	3,437
353	Lehman Brothers Holdings, Inc. >	6,123
21	M&T Bank Corp.	1,443
1,185	Sovereign Bancorp, Inc. ▼	11,277
98	State Street Corp.	6,999
19	UBS AG ●	365
385	UBS AG ADR ●	7,438
65	UnionBanCal Corp.	3,465
507	UnitedHealth Group, Inc.	14,228
263	Wachovia Corp.	4,540
1,358	Washington Mutual, Inc.	7,237
823	Washington Mutual, Inc. Private Placement † ⌂	3,950
266	Western Union Co.	7,358

		162,141

	Health Care — 8.9%
72	Astellas Pharma, Inc.	3,135
99	AstraZeneca plc	4,823
132	Daiichi Sankyo Co., Ltd.	3,926
82	Eisai Co., Ltd.	2,919
400	Elan Corp. plc ADR ●	8,018
236	Eli Lilly & Co.	11,099
219	Medtronic, Inc.	11,559
149	Merck & Co., Inc.	4,912
526	Schering-Plough Corp.	11,084
494	Shionogi & Co., Ltd.	9,667
95	UCB S.A.	3,259
138	Vertex Pharmaceuticals, Inc. ●	4,751
198	Walgreen Co.	6,806
402	Wyeth	16,285

		102,243

	Services — 7.6%
109	Accenture Ltd. Class A	4,531
962	Comcast Corp. Class A	19,843
119	FedEx Corp.	9,350
179	Monster Worldwide, Inc. ●	3,168
3,360	Sirius Satellite Radio, Inc. ● ▼	5,376
917	Time Warner, Inc.	13,126
258	United Parcel Service, Inc. Class B	16,268
235	Viacom, Inc. Class B ●	6,554
261	Waste Management, Inc.	9,265

		87,481

	Technology — 17.8%
148	Akamai Technologies, Inc. ●	3,452
86	Apple, Inc. ●	13,717
502	Applied Materials, Inc.	8,698
838	Cisco Systems, Inc. ●	18,432
208	Electronic Arts, Inc. ●	8,990
583	Flextronics International Ltd. ●	5,206
1,045	General Electric Co.	29,549
18	Google, Inc. ●	8,433
442	Infineon Technologies AG ●	3,325
786	Intel Corp.	17,439
221	Lam Research Corp. ●	7,275
87	Lockheed Martin Corp.	9,025
655	Maxim Integrated Products, Inc.	12,870
434	MetroPCS Communications, Inc. ● ▼	7,221
819	Microsoft Corp.	21,057
532	NetApp, Inc. ●	13,593
3	Nortel Networks Corp. ● ▼	27
65	Siemens AG ADR	7,829
305	Texas Instruments, Inc.	7,438

		203,576

	Transportation — 0.7%
1,003	Delta Air Lines, Inc. ●	7,565
	Utilities — 0.5%
157	Suntech Power Holdings Co., Ltd. ADR ●	5,250
	Total common stock (Cost $904,728)	$777,137

WARRANTS — 0.0%
	Finance — 0.0%
103	Washington Mutual, Inc. Private Placement ⌂	$—

	Total warrants (Cost $ —)	$—

1

The Hartford Advisers Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 3.8%
	Finance — 3.8%
	Advanta Business Card Master Trust
$5,000	5.30%, 05/21/2012	$5,002
	Banc of America Commercial Mortgage, Inc.
1,380	5.40%, 09/10/2047 Δ	1,306
	Bear Stearns Commercial Mortgage Securities, Inc.
1,755	5.15%, 10/12/2042 Δ	1,659
730	5.46%, 04/12/2038 Δ	693
1,300	5.54%, 10/12/2041	1,221
	Citibank Credit Card Issuance Trust
2,985	5.65%, 09/20/2019	2,925
	Countrywide Home Loans, Inc.
682	5.25%, 11/25/2035 Δ	536
	Credit Suisse Mortgage Capital Certificates
1,505	5.47%, 09/15/2039	1,405
	GSR Mortgage Loan Trust
1,333	5.78%, 05/25/2047 Δ	1,088
	Household Automotive Trust
1,351	5.28%, 09/17/2011	1,362
	JP Morgan Chase Commercial Mortgage Security Corp.
1,895	5.18%, 12/15/2044 Δ	1,797
3,050	5.48%, 12/12/2044 Δ	2,869
1,300	5.88%, 04/15/2045 Δ	1,249
	Marriott Vacation Club Owner Trust
302	5.36%, 10/20/2028 ■	292
	Morgan Stanley Capital I
2,875	5.23%, 09/15/2042	2,724
1,300	5.81%, 08/12/2041 Δ	1,261
	Nissan Automotive Lease Trust
5,000	5.10%, 07/16/2012	5,089
	Peco Energy Transition Trust
3,129	6.13%, 03/01/2009	3,137
	Residential Accredit Loans, Inc.
1,756	5.23%, 02/25/2035 Δ	1,384
	Sequoia Mortgage Trust
1,937	5.83%, 02/20/2047 Δ	1,719
	Susquehanna Automotive Lease Trust
407	5.21%, 03/16/2009 ■	407
	Wells Fargo Mortgage Backed Securities Trust
1,579	4.54%, 03/25/2035 Δ	1,432
2,171	5.54%, 04/25/2036 Δ	1,936
1,034	6.02%, 09/25/2036 Δ	936

	Total asset & commercial mortgage backed securities (Cost $45,819)	$43,429

CORPORATE BONDS: INVESTMENT GRADE — 14.5%
	Capital Goods — 0.2%
	Pitney Bowes, Inc.
$960	5.75%, 09/15/2017	$948
	Xerox Corp.
1,000	5.50%, 05/15/2012	982

		1,930

	Consumer Cyclical — 0.6%
	DaimlerChrysler NA Holdings Corp.
1,000	5.88%, 03/15/2011	1,005
1,975	6.50%, 11/15/2013	1,989
	Federated Retail Holdings, Inc.
714	5.90%, 12/01/2016	619
	Lowe’s Co., Inc.
1,295	6.65%, 09/15/2037	1,253
	Target Corp.
2,000	5.88%, 11/01/2008	2,011

		6,877

	Consumer Staples — 1.1%
	Cargill, Inc.
1,215	5.60%, 09/15/2012 ■	1,221
	Diageo Capital plc
2,025	4.38%, 05/03/2010	2,028
	Kraft Foods, Inc.
2,325	6.25%, 06/01/2012	2,383
	PepsiAmericas, Inc.
3,000	6.38%, 05/01/2009	3,066
	Procter & Gamble Co.
2,197	9.36%, 01/01/2021	2,731
	Weyerhaeuser Co.
800	7.38%, 03/15/2032	763

		12,192

	Energy — 0.3%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,138
	Weatherford International Ltd.
2,000	5.95%, 06/15/2012	2,034

		3,172

	Finance — 8.0%
	Ace INA Holdings, Inc.
1,925	5.88%, 06/15/2014	1,927
	American Express Centurion Bank
2,400	6.00%, 09/13/2017	2,228
	AXA Financial, Inc.
3,000	7.00%, 04/01/2028	2,900
	Bank of America Corp.
3,000	5.42%, 03/15/2017	2,686
	Bank of New York Mellon Corp.
1,360	4.95%, 11/01/2012	1,349
	Berkshire Hathaway Finance Corp.
2,350	4.85%, 01/15/2015	2,304
	Brandywine Operating Partnership
750	5.70%, 05/01/2017	623
1,000	6.00%, 04/01/2016	883
	Capital One Bank
750	6.50%, 06/13/2013	698
	Capital One Capital IV
1,000	6.75%, 02/17/2037	707
	Capital One Financial Corp.
870	5.70%, 09/15/2011	804
	CIT Group, Inc.
1,150	7.63%, 11/30/2012	977
	Citigroup, Inc.
750	3.63%, 02/09/2009	748
1,600	6.00%, 10/31/2033	1,317
500	6.50%, 01/18/2011	513

2

The Hartford Advisers Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

	Finance (continued)
	COX Communications, Inc.
$2,000	5.45%, 12/15/2014	$1,934
	Credit Suisse First Boston USA, Inc.
1,980	4.88%, 01/15/2015	1,868
	Developers Diversified Realty Corp.
1,500	5.38%, 10/15/2012	1,380
	Discover Financial Services, Inc.
1,245	6.45%, 06/12/2017	913
	Eaton Vance Corp.
530	6.50%, 10/02/2017	533
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	781
	General Electric Capital Corp.
1,500	6.75%, 03/15/2032	1,505
	Genworth Financial, Inc.
1,500	6.15%, 11/15/2066	1,128
	Goldman Sachs Group, Inc.
2,000	5.30%, 02/14/2012	2,003
1,200	5.63%, 01/15/2017	1,100
1,200	6.45%, 05/01/2036	1,028
	Health Care Properties
2,035	6.00%, 01/30/2017	1,680
	HSBC Bank USA
2,600	3.88%, 09/15/2009	2,590
	HSBC Finance Corp.
2,000	5.50%, 01/19/2016	1,930
	International Lease Finance Corp.
2,200	5.00%, 09/15/2012	1,864
1,200	5.63%, 09/15/2010	1,126
	Jackson National Life Insurance Co.
2,000	8.15%, 03/15/2027 ■	2,170
	John Deere Capital Corp.
1,655	4.88%, 10/15/2010 ▼	1,676
	JP Morgan Chase & Co.
2,795	5.13%, 09/15/2014	2,635
	KeyCorp Capital II
250	6.88%, 03/17/2029	184
	Kimco Realty Corp.
1,550	5.78%, 03/15/2016	1,437
	Lehman Brothers Holdings, Inc.
2,000	5.25%, 02/06/2012 >	1,879
1,000	6.50%, 07/19/2017 >	903
	Liberty Mutual Group, Inc.
2,335	5.75%, 03/15/2014 ■	2,208
	Liberty Property L.P.
260	6.63%, 10/01/2017	242
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	1,788
	Metlife, Inc.
2,000	5.00%, 06/15/2015	1,908
	Morgan Stanley
2,650	5.38%, 10/15/2015	2,379
1,200	5.45%, 01/09/2017	1,040
	National City Corp.
125	6.88%, 05/15/2019	69
	New England Mutual Life Insurance Co.
3,100	7.88%, 02/15/2024 ■	3,521
	Prologis Trust
1,500	5.63%, 11/15/2016	1,382
	Prudential Financial, Inc.
585	5.80%, 06/15/2012	598
	Prudential Funding LLC
2,000	6.75%, 09/15/2023 ■	1,945
	Realty Income Corp.
965	6.75%, 08/15/2019	879
	Republic New York Capital I
250	7.75%, 11/15/2006	234
	Santander Central Hispano Issuances Ltd.
500	7.63%, 11/03/2009	511
	Simon Property Group L.P.
3,100	6.10%, 05/01/2016	2,989
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	871
	Sovereign Capital Trust IV
1,500	7.91%, 06/13/2036	1,119
	Torchmark Corp.
3,000	8.25%, 08/15/2009	3,124
	UnitedHealth Group, Inc.
500	5.50%, 11/15/2012	491
	US Bank NA
3,100	4.95%, 10/30/2014	3,062
	WEA Finance LLC
1,000	7.13%, 04/15/2018 ■	962
	Wells Fargo Bank NA
4,000	6.45%, 02/01/2011	4,172
	Willis North America, Inc.
580	5.63%, 07/15/2015	525
580	6.20%, 03/28/2017	540

		91,470

	Health Care — 0.7%
	AstraZeneca plc
1,200	5.40%, 09/15/2012	1,234
	Becton, Dickinson & Co.
1,250	6.70%, 08/01/2028 ▼	1,298
	CVS Corp.
1,550	6.13%, 08/15/2016	1,553
	Schering-Plough Corp.
2,000	5.55%, 12/01/2013	2,012
	Wyeth
2,500	6.95%, 03/15/2011	2,641

		8,738

	Services — 0.7%
	Comcast Corp.
2,800	5.90%, 03/15/2016	2,736
	Time Warner, Inc.
1,105	5.50%, 11/15/2011	1,090
	United Parcel Service, Inc.
2,350	4.50%, 01/15/2013	2,361
	Viacom, Inc.
2,040	6.88%, 04/30/2036	1,836
	Wyndham Worldwide Corp.
615	6.00%, 12/01/2016	528

		8,551

	Technology — 1.7%
	AT&T, Inc.
1,075	6.80%, 05/15/2036	1,066

3

The Hartford Advisers Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

	Technology (continued)
	BellSouth Telecommunications
$250	7.00%, 12/01/2095	$232
	Deutsche Telekom International Finance B.V.
1,800	8.75%, 06/15/2030	2,003
	Fiserv, Inc.
1,250	6.13%, 11/20/2012	1,250
	General Electric Co.
3,425	5.00%, 02/01/2013	3,444
	Hewlett-Packard Co.
1,250	5.25%, 03/01/2012	1,285
	Intuit, Inc.
1,500	5.40%, 03/15/2012	1,491
	SBC Communications
1,830	6.45%, 06/15/2034	1,730
	Siemens Finance
2,900	5.75%, 10/17/2016 ■	2,885
	Time Warner Cable, Inc.
830	5.85%, 05/01/2017	791
	Verizon Global Funding Corp.
250	7.25%, 12/01/2010	264
2,850	7.75%, 12/01/2030	2,962

		19,403

	Transportation — 0.2%
	Continental Airlines, Inc.
755	5.98%, 04/19/2022	608
	Southwest Airlines Co.
1,750	5.75%, 12/15/2016	1,644
688	6.15%, 08/01/2022	648

		2,900

	Utilities — 1.0%
	Consolidated Edison Co. of NY
955	5.30%, 12/01/2016	928
	Enel Finance International
805	6.80%, 09/15/2037 ■	799
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ■	1,443
	Kinder Morgan Energy Partners L.P.
1,500	6.95%, 01/15/2038	1,479
	MidAmerican Energy Co.
1,000	5.65%, 07/15/2012	1,024
	MidAmerican Energy Holdings Co.
500	6.13%, 04/01/2036	470
	Northern Border Pipeline Co.
1,150	7.75%, 09/01/2009	1,188
	Northern States Power Co.
1,250	6.20%, 07/01/2037	1,244
	Southern California Edison Co.
1,750	5.55%, 01/15/2037	1,610
	Taqa Abu Dhabi National Energy Co.
550	5.62%, 10/25/2012 ■	541
695	5.88%, 10/27/2016 ■	654
	TransCanada Pipelines Ltd.
250	6.49%, 01/21/2009	253

		11,633

	Total corporate bonds: investment grade (Cost $173,983)	$166,866

MUNICIPAL BONDS — 0.3%
	General Obligations — 0.3%
	Oregon School Boards Association, Taxable Pension
$2,000	4.76%, 06/30/2028	$1,802
	State of Illinois, Taxable Pension
2,050	5.10%, 06/01/2033	1,885

	Total municipal bonds (Cost $4,028)	$3,687

U.S. GOVERNMENT AGENCIES — 2.6%
	Federal Home Loan Mortgage Corporation — 1.1%
	Mortgage Backed Securities:
$8,792	6.50%, 2036	$9,043

	Notes:
2,615	4.75%, 2011	2,700

	Remic — Pac’s:
429	2.50%, 2013	428

		12,171

	Federal National Mortgage Association — 0.7%
	Mortgage Backed Securities:
116	5.00%, 2036	111
3,858	5.50%, 2036 — 2037	3,782
321	6.50%, 2036	330

		4,223

	Notes:
4,325	3.88%, 2013 ▼	4,295

		8,518

	Government National Mortgage Association — 0.8%
	Mortgage Backed Securities:
2,489	5.50%, 2036 — 2037	2,472
2,681	6.00%, 2023 — 2034	2,722
1,897	6.50%, 2026 — 2035	1,965
1,932	7.00%, 2031 — 2033	2,059
406	8.00%, 2029 — 2031	443

		9,661

	Total U.S. government agencies (Cost $29,802)	$30,350

U.S. GOVERNMENT SECURITIES — 9.3%
	Other Direct Federal Obligations — 2.7%
	Federal Financing Corporation:
$3,676	4.40%, 2013 O	$3,001
10,000	9.80%, 2018	13,937

		16,938

	Federal Home Loan Bank:
6,385	3.50%, 2010	6,407
7,225	4.88%, 2011 ▼	7,475

		13,882

		30,820

	U.S. Treasury Securities — 6.6%
	U.S. Treasury Bonds:
7,800	5.38%, 2031 ▼	8,571
5,775	6.25%, 2023 ▼	6,842

		15,413

	U.S. Treasury Notes:
9,300	2.63%, 2009 ▼	9,333
21,725	3.50%, 2010 ▼	22,105
10,000	3.88%, 2018 ▼	9,914
6,335	4.13%, 2010 ▼	6,536
10,200	4.50%, 2017 ▼	10,642

4

The Hartford Advisers Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

U.S. GOVERNMENT SECURITIES (continued)

	U.S. Treasury Securities (continued)
	U.S. Treasury Notes (continued):
$1,277	4.75%, 2012 ▼	$1,355

		59,885

		75,298

	Total U.S. government securities (Cost $101,096)	$106,118

	Total long-term investments (Cost $1,259,456)	$1,127,587

SHORT-TERM INVESTMENTS — 11.8%
	Repurchase Agreements — 1.7%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $39, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $40)
$39	2.03% dated 07/31/2008	$39
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,349, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $1,376)
1,349	2.21% dated 07/31/2008	1,349
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $8,454, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $8,622)
8,453	2.20% dated 07/31/2008	8,453

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,385, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $1,413)

1,385	2.20% dated 07/31/2008	1,385
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $7,833, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $7,990)
7,833	2.19% dated 07/31/2008	7,833
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $270, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $275)
270	2.16% dated 07/31/2008	270

		19,329

Shares

	Securities Purchased with Proceeds from Security Lending — 10.1%
	Cash Collateral Reinvestment Fund:
115,915	Navigator Prime Portfolio		$115,915

	Total short-term investments (Cost $135,244)		$135,244

	Total investments (Cost $1,394,700) ▲	110.1%	$1,262,831
	Other assets and liabilities	(10.1)%	(115,768)

	Total net assets	100.0%	$1,147,063

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.70% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $1,398,999 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,333
Unrealized Depreciation	(157,501)

Net Unrealized Depreciation	$(136,168)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $5,952, which represents 0.52% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $26,532, which represents 2.31% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

O	The interest rate disclosed for securities represents the effective yield on the date of acquision.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

Period
Acquired	Shares/Par	Security	Cost Basis
06/2007	2,225	Buck Holdings L.P.	$2,227
04/2008	823	Washington Mutual, Inc. Private Placement	7,200
07/2008	103	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at July 31, 2008 was $5,952 which represents 0.52% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$ 51,688	$ 51,268	09/03/08	$ (420)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to

5

The Hartford Advisers Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

the Fund’s most recent semi-annual or annual report.

6

The Hartford Balanced Allocation Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +

AFFILIATED INVESTMENT COMPANIES — 99.3%
EQUITY FUNDS — 57.8%
3,975	The Hartford Capital Appreciation Fund, Class Y		$150,971
615	The Hartford Capital Appreciation II Fund, Class Y		7,801
2,891	The Hartford Disciplined Equity Fund, Class Y		37,496
337	The Hartford Dividend and Growth Fund, Class Y		6,399
4,037	The Hartford Equity Income Fund, Class Y		49,772
1,967	The Hartford Global Growth Fund, Class Y		35,737
285	The Hartford Growth Fund, Class Y		4,816
2,315	The Hartford International Opportunities Fund, Class Y		36,144
2,786	The Hartford International Small Company Fund, Class Y		34,605
1,397	The Hartford Select MidCap Value Fund, Class Y		12,757
2,502	The Hartford Select SmallCap Value Fund, Class Y		23,015
1,788	The Hartford Small Company Fund, Class Y		35,383
9,373	The Hartford Value Fund, Class Y		105,724

	Total equity funds (Cost $579,813)		$540,620

FIXED INCOME FUNDS — 41.5%
5,461	The Hartford Floating Rate Fund, Class Y		$49,149
13,025	The Hartford Income Fund, Class Y		123,865
6,124	The Hartford Inflation Plus Fund, Class Y		68,095
6,243	The Hartford Short Duration Fund, Class Y		59,366
1,824	The Hartford Strategic Income Fund, Class Y		16,671
6,929	The Hartford Total Return Bond Fund, Class Y		70,810

	Total fixed income funds (Cost $407,399)		$387,956

	Total investments in affiliated investment companies (Cost $987,212)		$928,576

EXCHANGE TRADED FUNDS — 0.5%
14	DJ Wilshire REIT ETF		$957
77	SPDR DJ Wilshire International Real Estate ETF		3,602

	Total investments in exchange traded funds (Cost $5,224)		$4,559

	Total investments (Cost $992,436) ▲	99.8%	$933,135
	Other assets and liabilities	0.2%	1,711

	Total net assets	100.0%	$934,846

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $992,794 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,911
Unrealized Depreciation	(63,570)

Net Unrealized Depreciation	$(59,659)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

7

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK — 44.0%
	Basic Materials — 4.4%
8	Dow Chemical Co.	$267
9	E.I. DuPont de Nemours & Co.	412
9	International Paper Co.	244
11	Kimberly-Clark Corp.	659
9	Packaging Corp. of America	222
5	PPG Industries, Inc.	279
29	Rexam plc	219

		2,302

	Consumer Cyclical — 1.9%
17	Altria Group, Inc.	346
10	Genuine Parts Co.	381
12	Home Depot, Inc.	274

		1,001

	Consumer Staples — 4.7%
10	ConAgra Foods, Inc.	217
4	Diageo plc ADR	246
5	General Mills, Inc.	348
10	Kellogg Co.	531
4	Lorillard, Inc. ●	235
14	Philip Morris International, Inc.	697
8	Unilever N.V. NY Shares ADR	213

		2,487

	Energy — 6.4%
10	BP plc ADR	614
13	Chevron Corp.	1,133
10	Royal Dutch Shell plc	708
12	Total S.A. ADR	926

		3,381

	Finance — 10.1%
10	Allstate Corp.	462
24	Bank of America Corp.	790
6	Bank of New York Mellon Corp.	212
6	Chubb Corp.	303
16	Citigroup, Inc.	290
24	Host Hotels & Resorts, Inc.	320
18	JP Morgan Chase & Co.	719
1	Kimco Realty Corp.	49
18	Lloyd’s TSB Group plc ADR	411
1	M&T Bank Corp.	85
13	PNC Financial Services Group, Inc.	948
25	US Bancorp	759

		5,348

	Health Care — 3.8%
8	Abbott Laboratories	451
18	Bristol-Myers Squibb Co.	376
5	Eli Lilly & Co.	254
7	GlaxoSmithKline plc ADR	321
19	Pfizer, Inc.	351
6	Wyeth	235

		1,988

	Services — 0.8%
13	Waste Management, Inc.	448

	Technology — 6.0%
32	AT&T, Inc.	991
34	General Electric Co.	970
3	Schneider Electric S.A.	367
24	Verizon Communications, Inc.	814

		3,142

	Utilities — 5.9%
8	American Electric Power Co., Inc.	308
11	Consolidated Edison, Inc.	417
14	Dominion Resources, Inc.	618
2	Entergy Corp.	214
18	FPL Group, Inc.	1,149
6	PG&E Corp.	227
6	SCANA Corp.	206

		3,139

	Total common stock (Cost $25,621)	$23,236

Principal
Amount

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 2.6%
	Finance — 2.6%
	Banc of America Commercial Mortgage, Inc.
$85	5.45%, 01/15/2049	$77
	Bear Stearns Commercial Mortgage Securities, Inc.
100	4.68%, 08/13/2039	95
150	5.20%, 12/11/2038	137
	Carmax Automotive Owner Trust
100	4.34%, 09/15/2010	101
	Chase Commercial Mortgage Securities Corp.
37	6.39%, 11/18/2030	36
	Commercial Mortgage Pass-Through Certificates
100	5.77%, 06/10/2046 Δ	96
	Honda Automotive Receivables Owner Trust
10	5.25%, 08/18/2009	10
	LB-UBS Commercial Mortgage Trust
150	5.35%, 11/15/2038 >	139
	Long Beach Automotive Receivables Trust
100	5.03%, 01/15/2014	94
	Merrill Lynch Mortgage Trust
100	5.05%, 07/12/2038	94
100	5.61%, 05/12/2039 Δ	100
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	95
	Nissan Automotive Lease Trust
100	5.10%, 07/16/2012	102
	Peco Energy Transition Trust
75	6.52%, 12/31/2010	79
	PSE&G Transition Funding LLC
100	6.45%, 03/15/2013	104

		1,359

	Health Care — 0.0%
	CVS Lease Pass-Through Trust
19	6.04%, 12/10/2028 ■	18

	Total asset & commercial mortgage backed securities (Cost $1,420)	$1,377

8

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: INVESTMENT GRADE — 42.1%
	Basic Materials — 1.4%
	Alto Parana S.A.
$15	6.38%, 06/09/2017 ■	$15
	ArcelorMittal
150	6.13%, 06/01/2018 ■	144
	Commercial Metals Co.
70	6.50%, 07/15/2017	68
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	49
	Freeport-McMoRan Copper & Gold, Inc.
45	8.38%, 04/01/2017	47
	Inco Ltd.
30	7.20%, 09/15/2032	29
45	7.75%, 05/15/2012	48
	International Paper Co.
90	7.40%, 06/15/2014	90
	Lubrizol Corp.
80	4.63%, 10/01/2009	80
	Methanex Corp.
20	8.75%, 08/15/2012	21
	Pactiv Corp.
20	5.88%, 07/15/2012	20
	Temple-Inland, Inc.
40	6.63%, 01/15/2016	36
	US Steel Corp.
30	7.00%, 02/01/2018	30
	Yara International ASA
45	5.25%, 12/15/2014 ■	43

		720

	Capital Goods — 0.4%
	Goodrich Corp.
35	6.29%, 07/01/2016	35
	Xerox Corp.
100	5.50%, 05/15/2012	98
60	6.40%, 03/15/2016	59

		192

	Consumer Cyclical — 0.8%
	Avnet, Inc.
50	6.63%, 09/15/2016	49
	Energy Transfer Partners
25	6.63%, 10/15/2036	23
	Macy’s Retail Holdings, Inc.
160	5.88%, 01/15/2013	149
	SABMiller plc
80	6.20%, 07/01/2011 ■	82
	Target Corp.
100	6.00%, 01/15/2018	101

		404

	Consumer Staples — 1.6%
	Cargill, Inc.
95	5.60%, 09/15/2012 ■	95
	Cia Brasileira de Bebidas
75	8.75%, 09/15/2013	85
	Coca-Cola Enterprises, Inc.
45	6.70%, 10/15/2036	47
	Dr. Pepper Snapple Group
100	6.82%, 05/01/2018 ■	101
	General Mills, Inc.
75	5.20%, 03/17/2015	74
	Kellogg Co.
15	5.13%, 12/03/2012	15
	Kraft Foods, Inc.
75	4.13%, 11/12/2009	75
10	6.25%, 06/01/2012	10
100	6.50%, 08/11/2017	100
	Miller Brewing Co.
20	4.25%, 08/15/2008 ■	20
	PepsiAmericas, Inc.
35	4.88%, 01/15/2015	34
	Philip Morris International, Inc.
75	5.65%, 05/16/2018	73
55	6.38%, 05/16/2038	53
	Tyson Foods, Inc.
90	6.85%, 04/01/2016	83
	Weyerhaeuser Co.
10	7.38%, 03/15/2032	9

		874

	Energy — 2.0%
	AGL Capital Corp.
35	6.38%, 07/15/2016	35
	Amerada Hess Corp.
45	7.88%, 10/01/2029	51
	Atmos Energy Corp.
40	6.35%, 06/15/2017	39
	Canadian National Resources Ltd.
30	5.70%, 05/15/2017	29
	Enterprise Products Operating L.P.
90	5.65%, 04/01/2013	90
	Panhandle Eastern Pipeline
75	6.20%, 11/01/2017	70
	Pemex Project Funding Master Trust
50	4.08%, 06/15/2010 Δ	50
80	5.75%, 03/01/2018 ■	78
10	6.63%, 06/15/2035 ■	10
	Petrobras International Finance Co.
10	5.88%, 03/01/2018	10
20	8.38%, 12/10/2018	23
	Transocean, Inc.
110	6.00%, 03/15/2018	112
	TXU Electric Delivery Co.
100	6.38%, 05/01/2012	100
	Valero Energy Corp.
105	7.50%, 04/15/2032	100
	Weatherford International Ltd.
100	6.00%, 03/15/2018	99
65	6.50%, 08/01/2036	62
	XTO Energy, Inc.
80	5.50%, 06/15/2018	75
45	7.50%, 04/15/2012	48

		1,081

	Finance — 20.4%
	Ace Capital Trust II
90	9.70%, 04/01/2030	95
	Ace INA Holdings, Inc.
20	6.70%, 05/15/2036	19
	Allied World Assurance
50	7.50%, 08/01/2016	47

9

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

	Finance (continued)
	Allstate Finance Global Fund II
$30	4.25%, 02/26/2010	$30
	AMB Property L.P.
100	5.45%, 12/01/2010	101
	Ameriprise Financial, Inc.
60	5.35%, 11/15/2010	60
20	5.65%, 11/15/2015	18
	Avalonbay Communities, Inc.
25	7.50%, 08/01/2009	25
	AXA S.A.
45	8.60%, 12/15/2030	46
	BAC Capital Trust VI
20	5.63%, 03/08/2035	16
	Bank of America Corp.
50	4.90%, 05/01/2013	48
220	5.25%, 12/01/2015	201
200	5.42%, 03/15/2017	179
150	6.00%, 09/01/2017	144
50	7.25%, 10/15/2025	49
	Bank of New York Mellon Corp.
55	4.50%, 04/01/2013	53
	Bear Stearns & Co., Inc.
90	5.35%, 02/01/2012	89
75	6.95%, 08/10/2012	77
120	7.25%, 02/01/2018	125
	Berkley (W.R.) Corp.
90	5.13%, 09/30/2010	90
	Berkshire Hathaway Finance Corp.
50	5.00%, 08/15/2013 ■	50
	Brandywine Operating Partnership
15	5.70%, 05/01/2017	12
75	5.75%, 04/01/2012	70
	Camden Property Trust
85	4.38%, 01/15/2010	83
	Capital One Financial Corp.
200	6.75%, 09/15/2017	194
	Capmark Financial Group
40	5.88%, 05/10/2012	26
10	6.30%, 05/10/2017	6
	CIT Group, Inc.
20	5.13%, 09/30/2014	15
75	5.65%, 02/13/2017	54
45	5.80%, 07/28/2011	36
100	5.85%, 09/15/2016	71
	Citigroup, Inc.
105	5.00%, 09/15/2014	95
100	5.50%, 08/27/2012	98
190	5.63%, 08/27/2012	185
40	5.88%, 05/29/2037	33
85	6.00%, 10/31/2033	70
35	6.13%, 11/21/2017	34
200	6.88%, 03/05/2038	193
75	8.30%, 12/21/2057 Δ	69
	Colonial Realty L.P.
95	6.05%, 09/01/2016	83
	Countrywide Financial Corp.
40	5.80%, 06/07/2012	38
	Countrywide Home Loans, Inc.
15	4.00%, 03/22/2011	14
	COX Communications, Inc.
10	5.88%, 12/01/2016 ■	10
80	6.45%, 12/01/2036 ■	74
90	7.13%, 10/01/2012	94
	Credit Suisse First Boston USA, Inc.
20	4.88%, 08/15/2010	20
	Credit Suisse New York
290	6.00%, 02/15/2018	278
	Deutsche Bank AG London
100	4.88%, 05/20/2013	98
	Developers Diversified Realty Corp.
50	5.00%, 05/03/2010	49
50	5.38%, 10/15/2012	46
	Discover Financial Services, Inc.
10	6.45%, 06/12/2017	7
	Duke-Weeks Realty
50	7.75%, 11/15/2009	51
	Eaton Vance Corp.
90	6.50%, 10/02/2017	91
	Equity One, Inc.
65	6.00%, 09/15/2017	54
	ERAC USA Finance Co.
125	7.00%, 10/15/2037 ■	95
	ERP Operating L.P.
10	4.75%, 06/15/2009	10
40	6.95%, 03/02/2011	41
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	62
50	6.60%, 05/15/2037 Δ	34
20	8.75%, 03/15/2010	21
	Farmers Exchange Capital
100	7.05%, 07/15/2028 ■	82
	General Electric Capital Corp.
100	5.40%, 09/20/2013	100
50	5.88%, 01/14/2038	45
90	6.15%, 08/07/2037	85
	Goldman Sachs Group, Inc.
115	5.45%, 11/01/2012	115
75	5.95%, 01/15/2027	62
280	6.25%, 09/01/2017	273
220	6.45%, 05/01/2036	188
50	6.60%, 01/15/2012	52
85	6.75%, 10/01/2037	75
	HBOS plc
50	6.00%, 11/01/2033 ■	38
	Health Care Properties
20	5.65%, 12/15/2013	18
80	6.00%, 01/30/2017	66
	Health Care Property Investors, Inc.
20	6.30%, 09/15/2016	17
	HSBC Finance Corp.
100	6.38%, 10/15/2011	102
145	6.75%, 05/15/2011	151
	HSBC Holdings plc
50	6.50%, 09/15/2037	45
250	6.80%, 06/01/2038	235

10

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

		Finance (continued)
		International Lease Finance Corp.
	$120	5.63%, 09/15/2010 — 09/20/2013	$111
		Janus Capital Group, Inc.
	60	6.70%, 06/15/2017	56
		JP Morgan Chase & Co.
	215	5.13%, 09/15/2014	203
	50	5.88%, 03/15/2035	40
	100	6.40%, 05/15/2038	92
	220	6.75%, 02/01/2011	228
		Kimco Realty Corp.
	30	5.78%, 03/15/2016	28
		Lazard Group
	80	6.85%, 06/15/2017	70
		Lehman Brothers Holdings, Inc.
	30	5.63%, 01/24/2013 >	28
	100	6.20%, 09/26/2014 >	92
	100	6.50%, 07/19/2017 >	90
	45	6.75%, 12/28/2017 >	41
	165	7.00%, 09/27/2027 >	146
	80	7.50%, 05/11/2038 >	71
		Liberty Mutual Group, Inc.
	60	5.75%, 03/15/2014 ■	57
	80	7.50%, 08/15/2036 ■	67
		Liberty Property L.P.
	10	5.50%, 12/15/2016	9
	20	6.63%, 10/01/2017	19
	25	7.75%, 04/15/2009	25
	50	8.50%, 08/01/2010	52
		Lincoln National Corp.
	80	5.65%, 08/27/2012	80
	35	6.15%, 04/07/2036	30
		Merrill Lynch & Co., Inc.
	50	5.45%, 02/05/2013	46
	210	6.05%, 08/15/2012 — 05/16/2016	196
	100	6.22%, 09/15/2026	80
	40	6.40%, 08/28/2017	37
	75	6.88%, 04/25/2018	70
		Metlife, Inc.
	25	6.13%, 12/01/2011	26
		Mizuho Financial Group, Inc.
	100	5.79%, 04/15/2014 ■	99
		Morgan Stanley
	465	4.75%, 04/01/2014	415
	200	5.45%, 01/09/2017	173
		National Development Co.
	115	6.37%, 06/16/2018 ■	116
		PNC Funding Corp.
	110	5.50%, 09/28/2012	108
		Prudential Financial, Inc.
	70	6.10%, 06/15/2017	70
		Realty Income Corp.
	85	6.75%, 08/15/2019	77
		Regency Centers L.P.
	30	5.25%, 08/01/2015	28
	15	5.88%, 06/15/2017	14
		Reinsurance Group of America, Inc.
	60	5.63%, 03/15/2017	48
		Schwab Capital Trust I
	35	7.50%, 11/15/2037 Δ	31
		Simon Property Group L.P.
	50	4.88%, 08/15/2010	49
	45	5.38%, 06/01/2011	44
	100	5.63%, 08/15/2014	96
		SLM Corp.
	50	8.45%, 06/15/2018	47
		Symetra Financial Corp.
	10	6.13%, 04/01/2016 ■	9
		Travelers Cos., Inc.
	100	5.80%, 05/15/2018	97
		Travelers Property Casualty Corp.
	10	6.38%, 03/15/2033	9
		Trustreet Properties, Inc.
	80	7.50%, 04/01/2015	86
		UBS AG Jersey Branch
	50	0.00%, 02/05/2009 — 04/09/2009 ■ ○	51
		UFJ Finance Aruba AEC
	100	6.75%, 07/15/2013	104
		United Dominion Realty Trust, Inc.
	55	6.05%, 06/01/2013	54
		UnitedHealth Group, Inc.
	25	5.38%, 03/15/2016	23
	100	5.50%, 11/15/2012	98
	30	6.63%, 11/15/2037	26
		Unitrin, Inc.
	100	4.88%, 11/01/2010	95
	40	6.00%, 05/15/2017	33
		Ventas Realty L.P.
	30	6.50%, 06/01/2016	28
		Wachovia Corp.
	55	4.88%, 02/15/2014	47
	50	5.50%, 05/01/2013	46
	70	5.63%, 10/15/2016	58
	230	5.75%, 06/15/2017 — 02/01/2018	195
		WEA Finance LLC
	100	7.13%, 04/15/2018 ■	96
		Wells Fargo Co.
	75	4.38%, 01/31/2013	71
		Westfield Group
	60	5.40%, 10/01/2012 ■	57
		Willis North America, Inc.
	45	6.20%, 03/28/2017	42
		WR Berkley Corp.
	25	5.88%, 02/15/2013	25
		XL Capital Europe plc
	25	6.50%, 01/15/2012	24

			10,804

		Foreign Governments — 2.7%
		Brazil (Republic of)
	100	6.00%, 01/17/2017	102
	15	7.88%, 03/07/2015	17
	165	8.00%, 01/15/2018	184
	10	8.25%, 01/20/2034	12
EUR	20	8.50%, 09/24/2012	34
	55	8.75%, 02/04/2025	69
	50	8.88%, 10/14/2019	62

11

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

		Foreign Governments (continued)
		Colombia (Republic of)
	$25	8.25%, 12/22/2014	$29
	20	10.00%, 01/23/2012	23
	15	10.38%, 01/28/2033	22
		Peru (Republic of)
	14	6.55%, 03/14/2037	14
EUR	20	7.50%, 10/14/2014	32
	10	8.38%, 05/03/2016	12
PEN	15	8.61%, 03/10/2010 Δ	6
	10	8.75%, 11/21/2033	13
	45	9.13%, 02/21/2012	51
	35	9.88%, 02/06/2015	43
		Russian Federation Government
	374	7.50%, 03/31/2030 ◘	421
	20	12.75%, 06/24/2028 ◘	36
		United Mexican States
	68	6.05%, 01/11/2040	65
	117	6.75%, 09/27/2034	126
MXP	175	7.75%, 12/14/2017 Δ	16
MXP	175	8.00%, 12/19/2013 Δ	17

			1,406

		Health Care — 1.2%
		Amerisource Bergen Corp.
	25	5.63%, 09/15/2012	25
	101	5.88%, 09/15/2015	97
		AstraZeneca plc
	70	6.45%, 09/15/2037	72
		CVS Caremark Corp.
	105	5.75%, 06/01/2017	103
	40	6.94%, 01/10/2030 ■	38
		Glaxosmithkline Capital, Inc.
	85	6.38%, 05/15/2038	84
		Laboratory Corp.
	20	5.63%, 12/15/2015	19
		Medco Health Solutions
	75	7.13%, 03/15/2018	77
		Quest Diagnostics, Inc.
	115	6.95%, 07/01/2037	112

			627

		Services — 2.2%
		AT&T Broadband Corp.
	145	8.38%, 03/15/2013	160
		CBS Corp.
	95	7.70%, 07/30/2010	98
	35	7.88%, 07/30/2030	32
		Comcast Corp.
	80	6.45%, 03/15/2037	73
	110	7.05%, 03/15/2033	109
		Electronic Data Systems Corp.
	40	7.45%, 10/15/2029	42
		News America, Inc.
	60	6.40%, 12/15/2035	56
	25	7.28%, 06/30/2028	25
		Time Warner Entertainment Co., L.P.
	30	8.38%, 03/15/2023	32
		Time Warner, Inc.
	160	6.75%, 04/15/2011	163
	105	7.63%, 04/15/2031	104
		Viacom, Inc.
	50	5.75%, 04/30/2011	49
	40	6.13%, 10/05/2017	38
	65	6.25%, 04/30/2016	62
		Waste Management, Inc.
	100	6.10%, 03/15/2018	96
		Wyndham Worldwide Corp.
	10	6.00%, 12/01/2016	9
		Wynn Las Vegas LLC
	25	6.63%, 12/01/2014	23

			1,171

		Technology — 5.2%
		Alltel Corp.
	60	6.75%, 04/01/2028	52
		AT&T, Inc.
	30	5.10%, 09/15/2014	29
	85	5.30%, 11/15/2010	87
	40	5.50%, 02/01/2018	39
	140	6.15%, 09/15/2034	130
	150	6.30%, 01/15/2038	141
	110	6.50%, 09/01/2037	106
		BellSouth Corp.
	30	5.20%, 09/15/2014	30
		British Telecommunications plc
	35	8.62%, 12/15/2010 Δ	38
	90	9.12%, 12/15/2030 Δ	107
		Cingular Wireless Services, Inc.
	50	7.88%, 03/01/2011	53
	120	8.75%, 03/01/2031	140
		Comcast Cable Communications, Inc.
	20	6.75%, 01/30/2011	21
		Comcast Corp.
	50	6.40%, 05/15/2038	46
		Deutsche Telekom International Finance
		B.V.
	55	8.50%, 06/15/2010 Δ	58
	170	8.75%, 06/15/2030	189
		Embarq Corp.
	40	7.08%, 06/01/2016	37
		General Electric Co.
	90	5.25%, 12/06/2017	87
		Qwest Corp.
	10	7.63%, 06/15/2015	9
		Rogers Communications, Inc.
	100	6.80%, 08/15/2018	100
		Siemens Finance
	100	6.13%, 08/17/2026 ■	94
		Sprint Capital Corp.
	50	8.38%, 03/15/2012	49
		Telecom Italia Capital
	10	5.25%, 10/01/2015	9
	180	6.20%, 07/18/2011	184
		Telefonica Europe B.V.
	115	7.75%, 09/15/2010	121
	90	8.25%, 09/15/2030	102
		Time Warner Cable, Inc.
	50	5.40%, 07/02/2012	50
	110	6.55%, 05/01/2037	101
	100	7.30%, 07/01/2038	100

12

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

	Technology (continued)
	Tyco International Group S.A.
$25	6.75%, 02/15/2011	$26
	Verizon Communications, Inc.
20	6.40%, 02/15/2038	19
30	6.90%, 04/15/2038	30
	Verizon Global Funding Corp.
40	6.88%, 06/15/2012	42
310	7.75%, 12/01/2030	322

		2,748

	Transportation — 0.2%
	American Airlines, Inc.
28	3.86%, 07/09/2010	26
	Continental Airlines, Inc.
20	5.98%, 04/19/2022	16
10	6.90%, 04/19/2022	7
45	9.80%, 04/01/2021	32
	Southwest Airlines Co.
59	6.15%, 08/01/2022	56

		137

	Utilities — 4.0%
	American Electric Power Co., Inc.
30	5.38%, 03/15/2010	30
	Aquila, Inc.
45	11.88%, 07/01/2012	52
	Carolina Power & Light Co.
15	6.30%, 04/01/2038	15
	CenterPoint Energy Resources Corp.
25	7.75%, 02/15/2011	26
	CenterPoint Energy, Inc.
30	6.50%, 05/01/2018	29
	Commonwealth Edison Co.
100	5.80%, 03/15/2018	97
	DCP Midstream LLC
100	6.75%, 09/15/2037 ■	92
	Dominion Resources, Inc.
181	6.25%, 06/30/2012	186
	Duke Energy Corp.
100	5.65%, 06/15/2013	101
	Duke Energy Field Services LLC
10	6.45%, 11/03/2036 ■	9
	EDP Finance B.V.
100	6.00%, 02/02/2018 ■	99
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	67
	Enel Finance International
100	6.80%, 09/15/2037 ■	99
	Exelon Generation Co. LLC
45	6.95%, 06/15/2011	47
	ITC Midwest LLC
40	6.15%, 01/31/2038 ■	38
	Kinder Morgan Energy Partners L.P.
130	6.95%, 01/15/2038	128
50	7.30%, 08/15/2033	51
	MidAmerican Energy Holdings Co.
85	5.00%, 02/15/2014	83
30	6.13%, 04/01/2036	28
	Nevada Power Co.
100	6.50%, 08/01/2018	100
	NGPL Pipeco LLC
130	6.51%, 12/15/2012 ■	131
	NiSource Finance Corp.
10	5.25%, 09/15/2017	9
140	6.40%, 03/15/2018	134
60	7.88%, 11/15/2010	62
	Northern States Power Co.
85	5.25%, 03/01/2018	84
	Ohio Power Co.
40	5.30%, 11/01/2010	40
	Pacificorp
50	6.35%, 07/15/2038	49
	Peco Energy Co.
20	5.70%, 03/15/2037	18
	Progress Energy, Inc.
50	6.85%, 04/15/2012	52
	PSEG Power LLC
10	8.63%, 04/15/2031	12
	Taqa Abu Dhabi National
100	6.50%, 10/27/2036 ■	87
	Union Electric Co.
45	6.40%, 06/15/2017	45

		2,100

	Total corporate bonds: investment grade (Cost $23,346)	$22,264

CORPORATE BONDS: NON-INVESTMENT GRADE — 9.0%
	Basic Materials — 0.5%
	Abitibi-Consolidated, Inc.
$25	8.85%, 08/01/2030	$9
	Blount, Inc.
35	8.88%, 08/01/2012	36
	Georgia-Pacific Corp.
10	8.13%, 05/15/2011	10
	Hawk Corp.
15	8.75%, 11/01/2014	15
	Koppers Holdings, Inc.
30	8.93%, 11/15/2014	27
	Neenah Paper, Inc.
25	7.38%, 11/15/2014	21
	Novelis, Inc.
30	7.25%, 02/15/2015	28
	Peabody Energy Corp.
10	6.88%, 03/15/2013	10
	RathGibson, Inc.
20	11.25%, 02/15/2014	19
	RBS Global & Rexnord Corp.
20	9.50%, 08/01/2014	19
	Stone Container Financing Corp.
25	7.38%, 07/15/2014	20
	Texas Industries, Inc.
45	7.25%, 07/15/2013	44
	Tube City Ims Corp.
15	9.75%, 02/01/2015	14

		272

	Capital Goods — 0.1%
	Actuant Corp.
10	6.88%, 06/15/2017	10

13

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

CORPORATE BONDS: NON-INVESTMENT GRADE (continued)

		Capital Goods (continued)
		L-3 Communications Corp.
	$15	5.88%, 01/15/2015	$14

			24

		Consumer Cyclical — 0.8%
		Alliance One International, Inc.
	15	8.50%, 05/15/2012 ⌂	14
	15	11.00%, 05/15/2012	15
		Aramark Corp.
	20	8.50%, 02/01/2015	20
		D.R. Horton, Inc.
	20	6.88%, 05/01/2013	17
	70	8.00%, 02/01/2009	70
		ESCO Corp.
	30	8.63%, 12/15/2013 ■	30
		Ford Motor Co.
	25	7.45%, 07/16/2031	13
		Group 1 Automotive, Inc.
	35	8.25%, 08/15/2013	32
		IKON Office Solutions, Inc.
	40	7.75%, 09/15/2015	40
		K Hovnanian Enterprises
	25	11.50%, 05/01/2013 ■	25
		Lazydays RV Center, Inc.
	5	11.75%, 05/15/2012	3
		Pulte Homes, Inc.
	70	7.88%, 08/01/2011	68
		TRW Automotive, Inc.
	20	7.00%, 03/15/2014 ■	18
		United Components, Inc.
	50	9.38%, 06/15/2013	45

			410

		Consumer Staples — 0.1%
		Land O’Lakes Capital Trust
	15	7.45%, 03/15/2028 ■	13
		Sally Holdings LLC
	25	10.50%, 11/15/2016	24
		Smithfield Foods, Inc.
	15	7.75%, 05/15/2013	13

			50

		Energy — 0.5%
		Chesapeake Energy Corp.
	40	6.50%, 08/15/2017	37
		Delta Petroleum Corp.
	35	7.00%, 04/01/2015	29
		Encore Acquisition Co.
	25	6.00%, 07/15/2015	23
		Exco Resources, Inc.
	15	7.25%, 01/15/2011	15
		OPTI Canada, Inc.
	25	7.88%, 12/15/2014	25
		Petrohawk Energy Corp.
	15	7.88%, 06/01/2015 ■	15
	40	9.13%, 07/15/2013	40
		Petroleos de Venezuela S.A.
	30	5.25%, 04/12/2017 ◘	20
	40	5.38%, 04/12/2027	23
		Pioneer Natural Resources Co.
	25	5.88%, 07/15/2016	22
		Range Resources Corp.
	10	6.38%, 03/15/2015	9
		Sandridge Energy, Inc.
	10	8.00%, 06/01/2018 ■	10
		Southwestern Energy Co.
	10	7.50%, 02/01/2018 ■	10

			278

		Finance — 0.8%
		Bank Negara Monetary Note
MYR	460	3.52%, 09/23/2008 ○	140
		Ford Motor Credit Co.
	30	7.00%, 10/01/2013	21
	60	7.38%, 10/28/2009	55
	20	8.63%, 11/01/2010	17
		Fox Acquisition Sub LLC
	15	13.38%, 07/15/2016 ■	15
		General Motors Acceptance Corp.
	30	6.88%, 08/28/2012	19
	10	8.00%, 11/01/2031	6
		Hertz Corp.
	20	8.88%, 01/01/2014	18
		Nexstar Financial Holdings LLC
	3	11.38%, 04/01/2013	3
		Nuveen Investments, Inc.
	30	5.00%, 09/15/2010	27
		Rainbow National Services LLC
	25	8.75%, 09/01/2012 ■	25
		Rental Service Corp.
	20	9.50%, 12/01/2014	16
		Rouse Co.
	30	5.38%, 11/26/2013	23
		Sunstate Equipment Co.
	20	10.50%, 04/01/2013 ■	16
		United Rentals North America, Inc.
	20	6.50%, 02/15/2012	18
		Universal Hospital Services
	20	8.50%, 06/01/2015	20

			439

		Foreign Governments — 2.8%
		Argentina (Republic of)
EUR	10	1.20%, 12/31/2038	5
	51	3.09%, 08/03/2012 Δ	41
	25	7.00%, 03/28/2011 — 09/12/2013	20
	30	8.28%, 12/31/2033	23
		Brazil (Republic of)
BRL	436	6.00%, 11/15/2009 — 08/15/2010	266
BRL	250	10.00%, 01/01/2017	131
		Colombia (Republic of)
COP	35,000	9.85%, 06/28/2027	16
COP	130,000	12.00%, 10/22/2015	73
		Ecuador (Republic of)
	65	10.00%, 08/15/2030 ◘	60
		Indonesia (Republic of)
	35	6.75%, 03/10/2014 ■	35
	100	7.75%, 01/17/2038 ◘	96
		Panama (Republic of)
	20	7.25%, 03/15/2015	21
	16	9.38%, 04/01/2029	21

14

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +

CORPORATE BONDS: NON-INVESTMENT GRADE (continued)

		Foreign Governments (continued)
		Philippines (Republic of)
	$30	8.25%, 01/15/2014	$33
	45	8.88%, 03/17/2015	52
	40	9.00%, 02/15/2013	45
	20	9.38%, 01/18/2017	24
		Turkey (Republic of)
	105	6.88%, 03/17/2036	96
	90	7.25%, 03/15/2015	93
	20	9.50%, 01/15/2014	23
		Ukraine Government
	100	6.39%, 06/26/2012 ◘	95
		Uruguay (Republic of)
UYU	169	5.00%, 09/14/2018	10
	50	7.63%, 03/21/2036	50
	15	8.00%, 11/18/2022	16
		Venezuela (Republic of)
	5	3.79%, 04/20/2011 ◘ Δ	4
	70	5.75%, 02/26/2016	53
	45	7.65%, 04/21/2025	34
	30	8.50%, 10/08/2014	28
	15	9.25%, 09/15/2027	14

			1,478

		Health Care — 0.5%
		Community Health Systems, Inc.
	20	8.88%, 07/15/2015	20
		CV Therapeutics
	15	2.75%, 05/16/2012 ۞	12
		Elan Financial plc
	20	6.68%, 11/15/2011 Δ	19
	70	7.75%, 11/15/2011	67
		HCA, Inc.
	80	9.63%, 11/15/2016	83
		Omnicare, Inc.
	20	6.88%, 12/15/2015	18
		Rite Aid Corp.
	15	10.38%, 07/15/2016	14
		Tenet Healthcare Corp.
	35	9.88%, 07/01/2014	35

			268

		Services — 1.3%
		AMC Entertainment, Inc.
	30	8.00%, 03/01/2014	27
		Bonten Media Acquisition
	15	9.00%, 06/01/2015 ■	11
		Carriage Services, Inc.
	25	7.88%, 01/15/2015	24
		Casella Waste Systems, Inc.
	40	9.75%, 02/01/2013	40
		Clear Channel Communications, Inc.
	105	7.65%, 09/15/2010	99
		DirecTV Holdings LLC
	10	6.38%, 06/15/2015	9
		FireKeepers Development Authority
	20	13.88%, 05/01/2015 ■	18
		Harrah’s Operating Co., Inc.
	10	5.50%, 07/01/2010	9
	25	5.63%, 06/01/2015	11
		HSN, Inc.
	15	11.25%, 08/01/2016 ■	15
		Idearc, Inc.
	30	8.00%, 11/15/2016	14
		Indianapolis Downs
	15	11.00%, 11/01/2012 ■	12
		Lamar Media Corp.
	15	7.25%, 01/01/2013	14
		Liberty Media Corp.
	30	7.88%, 07/15/2009	30
		LIN Television Corp.
	25	6.50%, 05/15/2013	22
		Marquee Holdings, Inc.
	30	12.00%, 08/15/2014	24
		MGM Mirage, Inc.
	15	8.50%, 09/15/2010	14
		OED Corp./Diamond Jo LLC
	20	8.75%, 04/15/2012	17
		Open Solutions, Inc.
	40	9.75%, 02/01/2015 ■	31
		Quebecor Media, Inc.
	55	7.75%, 03/15/2016	51
		R.H. Donnelley Corp.
	30	6.88%, 01/15/2013	15
	10	8.88%, 10/15/2017	5
		River Rock Entertainment
	10	9.75%, 11/01/2011	10
		Seneca Gaming Corp.
	50	7.25%, 05/01/2012	46
		Sensata Technologies
	25	8.00%, 05/01/2014	21
		Service Corp. International
	25	7.00%, 06/15/2017	23
		SunGard Data Systems, Inc.
	20	9.13%, 08/15/2013	20
	26	10.25%, 08/15/2015	26
		Ticketmaster
	15	10.75%, 08/01/2016 ■	16
		Unisys Corp.
	30	8.00%, 10/15/2012	26
		Virgin River Casino Corp.
	10	9.00%, 01/15/2012	7

			707

		Technology — 0.7%
		Bio-Rad Laboratories, Inc.
	10	6.13%, 12/15/2014	9
		Canwest MediaWorks L.P.
	20	9.25%, 08/01/2015 ■	16
		CCH II Holdings LLC/ CCH II Capital
	25	10.25%, 10/01/2013	22
		Celestica, Inc.
	20	7.88%, 07/01/2011	20
		Centennial Communications Corp.
	15	10.00%, 01/01/2013	16
		Charter Communications Operating LLC
	60	8.00%, 04/30/2012 ■	57
	20	10.88%, 09/15/2014 ■	21
		Cricket Communications I
	20	10.00%, 07/15/2015 ■	20

15

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal				Market
Amount				Value +

CORPORATE BONDS: NON-INVESTMENT GRADE (continued)

		Technology (continued)
		CSC Holdings, Inc.
	$30	7.63%, 07/15/2018		$28
		Deluxe Corp.
	35	7.38%, 06/01/2015		30
		GCI, Inc.
	30	7.25%, 02/15/2014		26
		Lender Process Services
	15	8.13%, 07/01/2016 ■		15
		Mediacom Broadband LLC
	40	8.50%, 10/15/2015		36
		MetroPCS Wireless, Inc.
	20	9.25%, 11/01/2014		19
		Vangent, Inc.
	15	9.63%, 02/15/2015		13

				348

		Transportation — 0.2%
		American Rail Car Industries, Inc.
	15	7.50%, 03/01/2014		14
		Hornbeck Offshore Services, Inc.
	15	6.13%, 12/01/2014		15
		Kansas City Southern Railway
	35	8.00%, 06/01/2015		35
		Navios Maritime Holdings
	30	9.50%, 12/15/2014		29
		Ultrapetrol Bahamas Ltd.
	25	9.00%, 11/24/2014 ⌂		23

				116

		Utilities — 0.7%
		AES Corp.
	15	7.75%, 10/15/2015		15
		Dynegy Holdings, Inc.
	40	8.38%, 05/01/2016		40
		Edison Mission Energy
	15	7.20%, 05/15/2019		14
	25	7.50%, 06/15/2013		25
		Energy Future Holdings
	60	10.88%, 11/01/2017 ■		62
		Ipalco Enterprises, Inc.
	10	7.25%, 04/01/2016 ■		10
		Kinder Morgan Finance Co.
	40	5.70%, 01/05/2016		37
		National Power Corp.
	35	6.89%, 08/23/2011 Δ		37
	35	9.88%, 03/16/2010		36
		NRG Energy, Inc.
	50	7.38%, 01/15/2017		48
		TXU Corp.
	20	5.55%, 11/15/2014		16
	10	6.50%, 11/15/2024		7

				347

		Total corporate bonds: non-investment grade (Cost $4,989)		$4,737

		Total long-term investments (Cost $55,376)		$51,614

SHORT-TERM INVESTMENTS — 1.1%
		Foreign Governments — 0.1%
		Egypt Treasury Bill
EGP	150	7.40%, 10/07/2008 ○		$28
		Egypt Treasury Bill
EGP	125	7.50%, 10/07/2008 — 10/21/2008 ○		23
EGP	75	7.60%, 09/30/2008 ○		14

				65

		Repurchase Agreements — 1.0%
		Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $1)
	$1	2.03% dated 07/31/2008		$1
		Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $36, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $37)
	36	2.21% dated 07/31/2008		36
		BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $226, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 - 2038, value of $231)
	226	2.20% dated 07/31/2008		226
		Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $37, collateralized by FHLMC 4.50% - 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 - 2038, value of $38)
	37	2.20% dated 07/31/2008		37
		JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $210, collateralized by FNMA 4.50% - 7.00%, 2021 — 2038, value of $214)
	210	2.19% dated 07/31/2008		210
		UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $7, collateralized by FNMA 4.00% - 5.50%, 2018 — 2038, value of $7)
	7	2.16% dated 07/31/2008		7

				517

		Total short-term investments (Cost $581)		$582

		Total investments (Cost $55,957) ▲	98.8%	$52,196
		Other assets and liabilities	1.2%	610

		Total net assets	100.0%	$52,806

16

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.65% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $55,960 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$609
Unrealized Depreciation	(4,373)

Net Unrealized Depreciation	$(3,764)

●	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $2,710, which represents 5.13% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2008, the market value of these securities amounted to $732 or 1.39% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL	— Brazilian Real
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— Euro
MXP	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian New Sol
UYU	— Uruguayan Peso

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
02/2008	15	Alliance One International, Inc., 8.50%, 05/15/2012	$14
05/2007 — 07/2008	25	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/2014	24

The aggregate value of these securities at July 31, 2008 was $37 which represents 0.07% of total net assets.

Futures Contracts Outstanding at July 31, 2008

						Unrealized
	Number of				Expiration	Appreciation/
Description	Contracts*		Position		Month	(Depreciation)
5 Year U.S. Treasury Note		8		Long	Sep 2008	$14
10 Year U.S. Treasury Note		7		Short	Sep 2008	(11)
U.S. Long Bond		1		Long	Sep 2008	3

						$6

*The number of contracts does not omit 000’s.

Cash of $3 was pledged as initial margin deposit for open futures contracts at July 31,2008.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Brazilian Real (Sell)	$66	$62	09/17/08	$(4)
Colombian Peso (Buy)	3	3	08/01/08	—
Colombian Peso (Sell)	94	95	08/22/08	1
Euro (Sell)	75	74	09/17/08	(1)
Indonesian Rupiah (Buy)	16	15	07/16/09	1
Malaysian Ringgit (Buy)	65	65	09/17/08	—
Peruvian New Sol (Buy)	46	45	09/17/08	1
Republic of Korea Won (Sell)	16	16	07/01/09	—

				$(2)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

17

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 93.8%
	Basic Materials — 15.8%
8,833	Alcoa, Inc.	$298,104
2,555	Aracruz Celulose S.A. ADR	177,588
2,841	Arch Coal, Inc.	159,977
1,199	BHP Billiton Ltd. ADR ▼	89,544
4,887	Cameco Corp.	175,590
1,014	Cleveland-Cliffs, Inc. ▼	109,882
9,717	Companhia Vale do Rio Doce ADR	291,805
2,012	Consol Energy, Inc.	149,665
2,919	Freeport-McMoRan Copper & Gold, Inc. ▼	282,442
2,816	Michelin (C.G.D.E.) Class B	185,683
3,270	Praxair, Inc.	306,502
5,078	Teck Cominco Ltd. Class B	233,232
1,325	United States Steel Corp.	212,541
9,213	Vedanta Resources plc	364,301
3,457	Xstrata plc	247,972

		3,284,828

	Capital Goods — 5.2%
7,056	Boeing Co.	431,174
1,786	Caterpillar, Inc.	124,177
1,750	Deere & Co. ▼	122,780
11,156	Hansen Transmissions ●	69,387
2,514	Vestas Wind Systems A/S ●	327,874

		1,075,392

	Consumer Cyclical — 6.8%
36,752	Buck Holdings L.P. † ● ⌂	33,077
1,093	Chicago Bridge & Iron Co. N.V.	35,814
68,327	Ford Motor Co. ● ▼	327,968
4,092	Liz Claiborne, Inc.	53,477
5,000	Lowe’s Co., Inc.	101,600
10,280	Newell Rubbermaid, Inc.	169,935
16,595	Staples, Inc.	373,384
6,791	TJX Cos., Inc. ▼	228,918
3,890	Whole Foods Market, Inc. ▼	86,235

		1,410,408

	Consumer Staples — 1.7%
4,579	Cosan Ltd. ●	60,029
3,826	Cosan S.A. Industria E Comercio ●	74,504
4,809	Nestle S.A.	210,952

		345,485

	Energy — 9.2%
9,554	Acergy S.A.	159,746
2,493	Chesapeake Energy Corp.	124,999
1,661	EnCana Corp.	119,911
781	EOG Resources, Inc.	78,474
10,067	Halliburton Co.	451,181
988	Hess Corp.	100,193
3,749	OMV AG	258,136
1,000	Petroleo Brasileiro S.A. ADR	55,910
5,553	Seadrill Ltd. ▼	165,831
5,405	Weatherford International Ltd. ●	203,919
4,230	XTO Energy, Inc.	199,792

		1,918,092

	Finance — 16.1%
9,222	ACE Ltd.	467,560
8,693	American International Group, Inc.	226,450
201	Augsburg Re AG † ● ⌂	—
9,593	Bank of America Corp.	315,597
3,181	Citigroup, Inc.	59,444
2,957	Comerica, Inc.	84,939
807	Deutsche Boerse AG	91,859
2,923	Eurocastle Investment Ltd.	22,450
3,600	European Capital Ltd.	31,325
2,475	Excel Medical Fund L.P. † ● ⌂	2,228
3,500	Federal National Mortgage Association	40,250
2,800	Goldman Sachs Group, Inc.	515,266
262,283	Industrial and Commercial Bank of China	196,138
3,973	Julius Baer Holding Ltd.	251,880
733	Mastercard, Inc. ▼	178,962
800	ORIX Corp.	121,119
35,722	Shun Tak Holdings Ltd.	27,925
5,781	Standard Chartered plc	176,018
14,229	UnitedHealth Group, Inc.	399,555
4,784	Western Union Co.	132,233

		3,341,198

	Health Care — 11.1%
3,809	Amgen, Inc. ●	238,583
4,795	AstraZeneca plc	233,072
3,322	Cardinal Health, Inc.	178,491
2,918	McKesson Corp.	163,385
6,434	Medtronic, Inc.	339,908
2,558	Roche Holding AG	472,698
17,746	Schering-Plough Corp.	374,090
6,637	Teva Pharmaceutical Industries Ltd. ADR	297,585

		2,297,812

	Services — 4.1%
3,593	Bare Escentuals, Inc. ●	41,458
3,254	Brookfield Asset Management, Inc. ▼	109,383
1,471	Cadence Design Systems, Inc. ●	10,874
2,500	Focus Media Holding Ltd. ADR ●	74,275
25	Harvey Weinstein Master L.P. † ● ⌂	8,218
2,803	Monster Worldwide, Inc. ●	49,732
16,775	News Corp. Class A	237,025
27,949	Shangri-La Asia Ltd.	59,673
8,710	Walt Disney Co.	264,358

		854,996

	Technology — 22.2%
3,669	Amdocs Ltd. ●	111,577
337	Apple, Inc. ●	53,614
15,000	Applied Materials, Inc.	259,800
4,000	AT&T, Inc.	123,240
4,925	Broadcom Corp. Class A ●	119,618
12,788	Cisco Systems, Inc. ●	281,206
4,000	EMC Corp. ●	60,040
34,737	General Electric Co.	982,713
630	Google, Inc. ●	298,557
4,817	Hewlett-Packard Co.	215,784
59,268	Hon Hai Precision Industry Co., Ltd.	286,416
4,325	Intel Corp.	95,969
3,964	International Business Machines Corp. ▼	507,351
3,511	McAfee, Inc. ●	114,972
7,000	MTN Group Ltd.	119,818
8,785	Oracle Corp. ●	189,130

18

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +

COMMON STOCK (continued)

		Technology (continued)
	1,447	Orascom Telecom Holding SAE GDR ▼	$75,545
	3,800	Qualcomm, Inc.	210,292
	5,382	Raytheon Co.	306,421
	8,061	Taiwan Semiconductor Manufacturing Co., Ltd. ADR ▼	76,584
	3,800	TW Telecom, Inc. ● ▼	60,724
	3,547	Yahoo!, Inc. ●	70,558

			4,619,929

		Transportation — 1.1%
	1,265	Burlington Northern Santa Fe Corp. ▼	131,756
	1,525	CSX Corp.	103,071

			234,827

		Utilities — 0.5%
	3,165	Suntech Power Holdings Co., Ltd. ADR ●	105,892

		Total common stock (Cost $19,675,966)	$19,488,859

WARRANTS — 0.8%
		Basic Materials — 0.5%
	6,598	TATA Steel Ltd. ⌂	$101,520

		Utilities — 0.3%
	2,373	Suzlon Energy Acc ⌂	62,167

		Total warrants (Cost $219,558)	$163,687

Principal
Amount ╬
CORPORATE BONDS: INVESTMENT GRADE — 0.4%
		Finance — 0.4%
		Augsburg Re AG
GBP	397	0.00%, 12/31/2049 † ⌂ ۞	$208
		MBIA Insurance Co.
	95,840	14.00%, 01/15/2033 ■ Δ	52,712
		UBS Luxembourg S.A.
	23,500	6.23%, 02/11/2015	23,466

		Total corporate bonds: investment grade (Cost $119,907)	$76,386

		Total long-term investments (Cost $20,015,431)	$19,728,932

SHORT-TERM INVESTMENTS — 7.5%
		Repurchase Agreements — 4.3%
		Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,805, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $1,843)
	$1,805	2.03% dated 07/31/2008	$1,805
		Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $62,395, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $63,639)
	62,391	2.21% dated 07/31/2008	62,391

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $391,007, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $398,803)

	390,983	2.20% dated 07/31/2008	390,983

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $64,059, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $65,336)

	64,055	2.20% dated 07/31/2008	64,055
		JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $362,305, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $369,529)
	362,283	2.19% dated 07/31/2008	362,283
		UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $12,479, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $12,729)
	12,478	2.16% dated 07/31/2008	12,478

			893,995

Shares
	Securities Purchased with Proceeds from Security Lending — 3.2%
	Cash Collateral Reinvestment Fund:
661,878	Goldman Sachs FS Prime Obligation/Institutional Fund		661,878

	Total short-term investments (Cost $1,555,873)		$1,555,873

	Total investments (Cost $21,571,304) ▲	102.5%	$21,284,805
	Other assets and liabilities	(2.5)%	(509,638)

	Total net assets	100.0%	$20,775,167

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 30.42% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $21,572,119 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,029,460
Unrealized Depreciation	(2,316,774)

Net Unrealized Depreciation	$(287,314)

19

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $43,731, which represents 0.21% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $52,712, which represents 0.25% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. GBP-British Pound

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/ Par	Security	Cost Basis
06/2006	397	Augsburg Re AG, 0.00%, 12/31/2049 — 144A	$739
06/2006	201	Augsburg Re AG — 144A	64
06/2007	36,752	Buck Holdings L.P.	36,791
03/2008 – 06/2008	2,475	Excel Medical Fund L.P.	2,475
10/2005	25	Harvey Weinstein Master L.P. — Reg D	23,636
12/2007 – 01/2008	2,373	Suzlon Energy Acc — 144A	118,155
07/2007 – 02/2008	6,598	TATA Steel Ltd. — 144A	101,402

The aggregate value of these securities at July 31, 2008 was $207,418 which represents 1.00% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$928,755	$862,341	12/19/08	$(66,414)
Swiss Franc (Sell)	83,114	83,150	08/05/08	36
Swiss Franc (Sell)	5,272	5,264	08/06/08	(8)

				$(66,386)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of July 31, 2008

Percentage of
Country	Net Assets
Australia	0.4

Austria	1.2

Belgium	0.3

Brazil	3.2

Canada	3.1

China	1.8

Denmark	1.6

Egypt	0.4

France	0.9

Germany	0.6

Hong Kong	0.4

India	0.3

Israel	1.4

Japan	0.6

Luxembourg	1.4

Netherlands	0.2

Norway	0.8

South Africa	0.6

Switzerland	4.5

Taiwan	1.7

United Kingdom	5.0

United States	64.6

Short-Term Investments	7.5

Other Assets and Liabilities	(2.5)

Total	100.0%

20

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 93.9%
	Basic Materials — 11.8%
12	Agnico Eagle Mines Ltd.	$663
305	Alcoa, Inc.	10,282
12	Aracruz Celulose S.A. ADR	847
193	Arch Coal, Inc.	10,857
17	Barrick Gold Corp.	738
35	BHP Billiton Ltd. ADR	2,611
151	BHP Billiton plc	4,992
7,145	Bumi Resources TBK PT	5,238
417	Cameco Corp.	14,968
46	Celanese Corp.	1,767
8	Century Aluminum Co. ●	447
26	Cleveland-Cliffs, Inc.	2,800
87	Companhia Vale do Rio Doce ADR	2,603
124	Consol Energy, Inc.	9,233
94	Eurasian Natural Resources Corp. ●	1,960
229	FMC Corp.	17,055
22	Freeport-McMoRan Copper & Gold, Inc.	2,089
19	Goldcorp, Inc.	718
140	Impala Platinum Holdings Ltd.	4,635
701	Jarden Corp. ●	16,839
37	Kinross Gold Corp.	670
277	Makhteshim-Agan Industries Ltd.	2,396
17	New World Resources N.V. ●	526
73	Norsk Hydro ASA	906
7	Outotec Oyj	365
57	Owens-Illinois, Inc. ●	2,408
5	Potash Corp. of Saskatchewan, Inc.	1,032
281	Rexam plc	2,100
220	SABMiller plc	4,553
325	Smurfit-Stone Container Corp. ●	1,857
37	Syngenta AG ADR	2,138
48	Teck Cominco Ltd. Class B	2,205
7	Terra Industries, Inc.	355
37	Thompson Creek Metals Co., Inc ●	628
18	United States Steel Corp.	2,857
1,123	Uranium One, Inc. ●	4,015
1,014	USEC, Inc. ● ▼	5,294
125	Vedanta Resources plc	4,952
149	Xstrata plc	10,674
61	Yamana Gold, Inc.	751
32	Yara International ASA	2,260

		164,284

	Capital Goods — 4.9%
37	Alliant Techsystems, Inc. ●	3,663
105	Baker Hughes, Inc.	8,697
95	Boeing Co.	5,809
157	Caterpillar, Inc. ‡	10,922
44	Cummins, Inc.	2,906
96	Deere & Co.	6,734
7	Dril-Quip, Inc. ●	352
3	Flowserve Corp.	451
7	FMC Technologies, Inc. ●	443
44	Hansen Transmissions ●	273
11	Hexcel Corp. ●	213
104	Honeywell International, Inc.	5,306
7	Joy Global, Inc.	512
75	Kennametal, Inc.	2,226
369	Manitowoc Co., Inc.	9,737
5	Marvel Entertainment, Inc. ●	158
13	National Oilwell Varco, Inc. ●	1,032
4	Pall Corp.	161
134	Sandvik Ab	1,751
192	Varian Semiconductor Equipment Associates, Inc. ● ▼	5,613
13	Vestas Wind Systems A/S ●	1,710

		68,669

	Consumer Cyclical — 6.6%
11	Aeropostale, Inc. ●	342
688	Ariba, Inc. ● ▼	11,291
245	Banco Espirito Santo-Reg	3,669
14	Big Lots, Inc. ●	418
1,405	Buck Holdings L.P. † ● ⌂	1,265
14	Burger King Holdings, Inc.	381
45	Chicago Bridge & Iron Co. N.V.	1,489
5	Costco Wholesale Corp.	325
48	Dick’s Sporting Goods, Inc. ●	851
9	eBay, Inc. ●	229
2,922	Ford Motor Co. ●	14,024
16	Foster Wheeler Ltd. ●	885
243	Home Depot, Inc.	5,798
19	Honda Motor Co., Ltd. ADR	605
8	Kohl’s Corp. ●	315
59	Masco Corp.	973
93	MDC Holdings, Inc.	3,857
7	Men’s Wearhouse, Inc.	133
88	Mitsui & Co., Ltd.	1,805
13	NIKE, Inc. Class B	779
23	Nintendo Co., Ltd.	10,970
994	Staples, Inc.	22,367
247	TRW Automotive Holdings Corp. ●	4,587
13	Under Armour, Inc. Class A ● ▼	365
46	Wal-Mart Stores, Inc.	2,673
279	Wolseley plc	1,878
4	Zumiez, Inc. ●	62

		92,336

	Consumer Staples — 4.1%
100	Avon Products, Inc.	4,227
2,908	Chaoda Modern Agriculture	3,359
100	Cosan Ltd. ●	1,314
236	Dean Foods Co. ●	5,025
10	Hansen National Corp. ●	235
298	Imperial Tobacco Group plc	11,123
1	Japan Tobacco, Inc.	5,113
8,080	Marine Harvest ● ▼	5,725
239	Nestle S.A.	10,475
18	Nestle S.A. ADR	778
36	Philip Morris International, Inc.	1,870
75	Smithfield Foods, Inc. ●	1,611
234	Unilever N.V. NY Shares ADR	6,476

		57,331

	Energy — 9.1%
40	Aegean Marine Petroleum Network ▼	1,453
348	Brasil EcoDiesel Industria ●	544
112	Canadian Natural Resources Ltd.	8,744
27	Canadian Oil SandsTrust	1,333
274	Chesapeake Energy Corp.	13,719

21

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Energy (continued)
18	Continental Resources, Inc. ●	$1,038
17	EnCana Corp.	1,228
51	EOG Resources, Inc.	5,160
39	Exco Resources, Inc. ●	1,010
102	Exxon Mobil Corp. ‡	8,196
17	Forest Oil Corp. ●	971
134	Halliburton Co.	5,985
63	Hess Corp.	6,426
169	Karoon Gas Australia Ltd. ●	593
188	Karoon Gas Australia Ltd. Private Placement † ● ⌂ *	601
81	Lundin Petroleum Ab ●	1,060
42	Marathon Oil Corp.	2,094
147	Newfield Exploration Co. ●	7,220
87	Noble Energy, Inc.	6,419
293	OAO Gazprom Class S ADR	14,128
83	OAO Rosneft Oil Co. ◘	881
16	Oceaneering International, Inc. ●	982
77	Petro-Canada	3,558
40	Petrohawk Energy Corp. ●	1,317
90	Petroleo Brasileiro S.A. ADR	5,008
22	Sandridge Energy, Inc. ●	1,056
43	Seadrill Ltd.	1,282
21	St. Mary Land & Exploration Co.	900
3	Suncor Energy U.S.A., Inc.	158
272	Talisman Energy, Inc.	4,844
87	Total S.A. ADR	6,644
6	Transocean, Inc.	822
36	UGI Corp.	961
18	Ultra Petroleum Corp. ●	1,317
34	Weatherford International Ltd. ●	1,290
12	Whiting Petroleum Corp. ●	1,130
138	XTO Energy, Inc.	6,504

		126,576

	Finance — 15.6%
439	ACE Ltd.	22,268
25	Affiliated Managers Group, Inc. ●	2,134
5	Aflac, Inc.	267
33	American Express Co.	1,240
55	American International Group, Inc.	1,420
2	Assurant, Inc.	129
65	Babcock & Brown Air Ltd. ▼	830
224	Banco Bradesco S.A. ▼	4,758
526	Bank of America Corp. ‡	17,294
32	BNP Paribas	3,127
249	Bolsa De Mercadorias e Futuros	2,191
101	British Land Co. plc	1,399
133	Capital One Financial Corp. ▼	5,550
1,375	China Merchants Bank Co., Ltd.	4,953
412	CIT Group, Inc. ▼	3,495
12	Citigroup, Inc.	219
39	Deutsche Boerse AG	4,460
8	Eurocastle Investment Ltd.	64
82	Everest Re Group Ltd.	6,721
296	Federal National Mortgage Association	3,401
128	Genesis Lease Ltd.	1,660
54	Goldman Sachs Group, Inc.	9,957
148	Humana, Inc. ●	6,490
469	Huntington Bancshares, Inc. ▼	3,294
91	Invesco Ltd.	2,119
56	JP Morgan Chase & Co.	2,263
112	Julius Baer Holding Ltd.	7,108
28	Lehman Brothers Holdings, Inc. >	492
32	Marsh & McLennan Cos., Inc.	910
9	Mastercard, Inc.	2,124
75	Merrill Lynch & Co., Inc.	1,991
100	MSCI, Inc. ●	2,972
91	National City Corp.	430
180	Oaktree Capital ● ■	5,040
1	ORIX Corp.	125
310	PennantPark Investment Corp.	2,153
90	Platinum Underwriters Holdings Ltd.	3,245
155	Polaris Acquisition Corp. ●	1,459
1,916	Royal Bank of Scotland Group plc	7,951
574	Sovereign Bancorp, Inc. ▼	5,465
178	TD Ameritrade Holding Corp. ●	3,536
271	UBS AG ADR ● ▼	5,235
89	UnionBanCal Corp.	4,797
566	UnitedHealth Group, Inc.	15,886
67	Visa, Inc. ●	4,922
13	Wachovia Corp.	231
991	Washington Mutual, Inc. ▼	5,280
869	Western Union Co.	24,011

		217,066

	Health Care — 13.4%
25	Abbott Laboratories	1,412
26	Alexion Pharmaceuticals, Inc. ●	2,432
312	Alkermes, Inc. ●	4,916
39	Amgen, Inc. ●	2,443
125	Amylin Pharmaceuticals, Inc. ● ▼	3,932
18	Arena Pharmaceuticals, Inc. ● ▼	120
93	AstraZeneca plc	4,523
49	Auxilium Pharmaceuticals, Inc. ● ▼	1,822
23	Beckman Coulter, Inc.	1,687
66	Becton, Dickinson & Co.	5,596
22	Cardinal Health, Inc.	1,172
18	Celgene Corp. ●	1,350
176	Cephalon, Inc. ● ▼	12,905
5	Charles River Laboratories International, Inc. ●	332
85	Cie Generale d’Optique Essilor International S.A. ●	4,198
138	Cooper Co., Inc.	4,657
55	Covidien Ltd.	2,728
7	Eisai Co., Ltd.	245
204	Elan Corp. plc ADR ●	4,089
79	Eli Lilly & Co.	3,729
4	Genentech, Inc. ●	381
6	Gilead Sciences, Inc. ●	317
158	HealthSouth Corp. ● ▼	2,591
3	ImClone Systems, Inc. ●	217
232	Impax Laboratories, Inc. † ● ⌂	1,855
1	Intuitive Surgical, Inc. ●	280
387	McKesson Corp.	21,649
442	Medtronic, Inc. ‡	23,346
5	Mindray Medical International Ltd.	197
3	Monsanto Co.	341

22

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted

		Market
Shares		Value +

COMMON STOCK (continued)

	Health Care (continued)
105	Novavax, Inc. ●	$265
26	Novavax, Inc. Private Placement ⌂	67
6	Onyx Pharmaceuticals, Inc. ●	235
349	Pharmaceutical Product Development, Inc.	13,319
9	Psychiatric Solutions, Inc. ●	302
20	Roche Holding AG	3,698
1,083	Schering-Plough Corp.	22,831
13	Shionogi & Co., Ltd.	247
276	St. Jude Medical, Inc. ●	12,846
132	Teva Pharmaceutical Industries Ltd. ADR ▼	5,927
7	UCB S.A.	249
41	Walgreen Co.	1,396
217	Wyeth	8,794

		185,638

	Services — 6.9%
31	Accenture Ltd. Class A	1,291
302	Aecom Technology Corp. ●	8,609
21	Atheros Communications, Inc. ●	642
34	Automatic Data Processing, Inc.	1,455
234	Bare Escentuals, Inc. ●	2,697
48	Brookfield Asset Management, Inc.	1,600
114	CACI International, Inc. Class A ●	5,143
1	Central European Media Enterprises Ltd. ●	75
487	Comcast Corp. Class A	10,052
566	Comcast Corp. Special Class A	11,631
122	Corrections Corp. of America ●	3,417
12	DreamWorks Animation SKG, Inc. ●	347
6	Fluor Corp.	478
420	Focus Media Holding Ltd. ADR ●	12,483
3	ITT Educational Services, Inc. ●	257
16	Monster Worldwide, Inc. ●	288
232	News Corp. Class A	3,271
12	Nice Systems Ltd. ●	357
14	Orascom Development Holding AG ●	1,581
252	R.H. Donnelley Corp. ● ▼	391
11	Republic Services, Inc.	372
1,555	Shangri-La Asia Ltd.	3,319
189	Sirius Satellite Radio, Inc. ●	302
106	United Parcel Service, Inc. Class B	6,674
9	Viacom, Inc. Class B ●	253
378	Virgin Media, Inc. ▼	4,243
445	Walt Disney Co. ‡	13,507
17	Waste Management, Inc.	601

		95,336

	Technology — 18.2%
107	Apple, Inc. ●	16,957
5	Applied Materials, Inc.	93
15	Arris Group, Inc. ●	143
139	Arrow Electronics, Inc. ●	4,479
118	ASML Holding N.V.	2,698
3	ASML Holding N.V. ADR	74
38	AT&T, Inc.	1,169
16	Autonomy Corp. plc ●	339
337	BMC Software, Inc. ●	11,077
	Technology (continued)
81	Canon, Inc.	3,702
12	Cavium Networks, Inc. ● ▼	193
10	Ciena Corp. ●	207
475	Cisco Systems, Inc. ●	10,434
13	CMGI, Inc. ●	155
13	Concur Technologies, Inc. ●	534
259	Corning, Inc.	5,183
10	Ctrip.Com International Ltd.	459
64	Danaher Corp.	5,074
6	Electronic Arts, Inc. ●	253
62	Emerson Electric Co.	3,010
146	Equinix, Inc. ● ▼	11,869
163	Fairchild Semiconductor International, Inc. ●	1,982
531	Flextronics International Ltd. ●	4,738
379	FLIR Systems, Inc. ●	15,434
64	Foxconn International Holdings Ltd. ●	60
214	General Electric Co.	6,048
6	Google, Inc. ●	2,755
1	GT Solar International, Inc. ●	15
63	International Business Machines Corp. ‡	8,023
5	Itron, Inc. ●	471
544	JDS Uniphase Corp. ● ▼	5,946
215	Lam Research Corp. ●	7,059
171	Lockheed Martin Corp.	17,803
9	Maxim Integrated Products, Inc.	176
352	McAfee, Inc. ●	11,537
11	MEMC Electronic Materials, Inc. ●	514
882	MetroPCS Communications, Inc. ●	14,672
242	Microsoft Corp.	6,225
14	NCR Corp. ●	371
6	NetApp, Inc. ●	148
16	Netease.com, Inc. ● ▼	356
2	Nokia Corp.	58
188	Nokia Oyj	5,131
165	Oracle Corp. ●	3,550
37	Orascom Telecom Holding SAE GDR	1,951
500	Qualcomm, Inc.	27,694
93	Raytheon Co.	5,317
812	Red Hat, Inc. ●	17,361
6	SAVVIS, Inc. ● ▼	92
114	Seagate Technology	1,699
2	Siemens AG	235
59	Solar Cayman Ltd. † ● ⌂	811
5	VeriSign, Inc. ●	173
1,559	Vodafone Group plc	4,177
87	Yahoo!, Inc. ●	1,721

		252,405

	Transportation — 2.2%
458	British Airways plc ▼	2,298
12	Burlington Northern Santa Fe Corp.	1,217
28	CSX Corp.	1,860
954	Delta Air Lines, Inc. ●	7,195
64	Grupo Aeroportuario Del ADR ▼	1,143
660	JetBlue Airways Corp. ● ▼	3,478
999	Northwest Airlines Corp. ● ▼	9,153
132	Ryanair Holdings plc ADR ● ▼	3,221

23

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted

		Market
Shares		Value +

COMMON STOCK (continued)

	Transportation (continued)
262	US Airways Group, Inc. ● ▼	$1,328

		30,893

	Utilities — 1.1%
75	Exelon Corp.	5,880
61	Northeast Utilities	1,542
104	Progress Energy, Inc.	4,379
99	SBM Offshore N.V.	2,223
7	Sunpower Corp. ● ▼	562
7	Suntech Power Holdings Co., Ltd. ADR ●	228

		14,814

	Total common stock (Cost $1,435,243)	$1,305,348

WARRANTS — 0.1%
	Basic Materials — 0.1%
63	TATA Steel Ltd. ● ⌂	$974

	Health Care — 0.0%
13	Novavax, Inc. ⌂	—

	Utilities — 0.0%
34	Suzlon Energy Acc ● ⌂	178

	Total warrants (Cost $1,127)	$1,152

EXCHANGE TRADED FUNDS — 0.3%
	Other Investment Pools and Funds — 0.3%
28	iShares MSCI EAFE Index Fund	$1,872
2	iShares Russell 1000 Index Fund	132
12	iShares Russell 3000 Index Fund	858
14	S & P 500 Depositary Receipt	1,788

	Total exchange traded funds (Cost $4,728)	$4,650

PREFERRED STOCK — 0.3%
	Finance — 0.3%
—	National City Corp. † ● ⌂ ۞	$3,321

	Total preferred stock (Cost $3,900)	$3,321

	Total long-term investments (Cost $1,444,998)	$1,314,471

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS — 9.2%
	Repurchase Agreements — 3.2%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $90, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $92)
$90	2.03% dated 07/31/2008	$90
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,113, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $3,175)
3,113	2.21% dated 07/31/2008	3,113

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $19,507, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $19,896)

19,506	2.20% dated 07/31/2008	19,506

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,196, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $3,260)

3,196	2.20% dated 07/31/2008	3,196
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $18,075, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $18,436)
18,074	2.19% dated 07/31/2008	18,074
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $623, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $635)
623	2.16% dated 07/31/2008	622

		44,601

Shares
	Securities Purchased with Proceeds from Security Lending — 6.0%
	Cash Collateral Reinvestment Fund:
83,735	Goldman Sachs FS Prime Obligation/Institutional Fund		83,735

	Total short-term investments (Cost $128,336)		$128,336

	Total investments (Cost $1,573,334) ▲	103.8%	$1,442,807
	Other assets and liabilities	(3.8)%	(53,100)

	Total net assets	100.0%	$1,389,707

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.56% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $1,577,925 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$44,812
Unrealized Depreciation	(179,930)

Net Unrealized Depreciation	$(135,118)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $7,853, which represents 0.57% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

24

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $5,040, which represents 0.36% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2008, the market value of these securities amounted to $881 or 0.06% of net assets.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $622.

۞	Convertible security.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	1,405	Buck Holdings L.P.	$1,406
12/2005- 11/2007	232	Impax Laboratories, Inc.	2,032
06/2008	188	Karoon Gas Australia Ltd. Private Placement	622
04/2008	—	National City Corp.	3,900
07/2008	26	Novavax, Inc. Private Placement	71
07/2008	13	Novavax, Inc. Warrants	—
03/2007	59	Solar Cayman Ltd.	878
06/2008	34	Suzlon Energy Acc-144A	193
07/2007- 12/2007	63	TATA Steel Ltd.-144A	935

The aggregate value of these securities at July 31, 2008 was $9,072 which represents 0.65% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$1,056	$1,056	08/04/08	$—
British Pound (Sell)	1,324	1,324	08/05/08	—
British Pound (Sell)	3,378	3,336	09/05/08	(42)
British Pound (Sell)	8,264	8,254	10/31/08	(10)
Canadian Dollar (Buy)	804	805	08/05/08	(1)
Euro (Buy)	348	348	08/01/08	—
Euro (Sell)	620	619	08/01/08	(1)
Euro (Buy)	62	62	08/04/08	—
Euro (Sell)	1,429	1,429	08/04/08	—
Euro (Sell)	1,193	1,193	08/05/08	—
Japanese Yen (Sell)	31	31	08/04/08	—
Japanese Yen (Sell)	70	70	08/04/08	—
Norwegian Krone (Sell)	337	333	08/01/08	(4)
Norwegian Krone (Sell)	825	821	08/04/08	(4)
South African Rand (Buy)	71	69	08/01/08	2
Swedish Krona (Sell)	441	439	08/01/08	(2)
Swedish Krona (Buy)	39	39	08/04/08	—
Swedish Krona (Sell)	893	893	08/04/08	—
Swiss Franc (Sell)	406	406	08/05/08	—
Swiss Franc (Buy)	175	175	08/06/08	—
Swiss Franc (Sell)	118	118	08/06/08	—

				$(62)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

25

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 98.4%
EQUITY FUNDS — 65.7%
8,678	The Hartford Capital Appreciation Fund, Class Y		$329,594
17,364	The Hartford Dividend and Growth Fund, Class Y		329,397

	Total equity funds (Cost $724,266)		$658,991

FIXED INCOME FUNDS — 32.7%
32,137	The Hartford Total Return Bond Fund, Class Y		$328,440

	Total fixed income funds (Cost $338,304)		$328,440

	Total investments in affiliated investment companies (Cost $1,062,570)		$987,431

	Total investments (Cost $1,062,570) ▲	98.4%	$987,431
	Other assets and liabilities	1.6%	15,675

	Total net assets	100.0%	$1,003,106

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $1,062,570 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(75,139)

Net Unrealized Appreciation	$(75,139)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

26

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 98.8%
EQUITY FUNDS — 39.2%
667	The Hartford Capital Appreciation Fund, Class Y		$25,338
234	The Hartford Capital Appreciation II Fund, Class Y		2,963
772	The Hartford Disciplined Equity Fund, Class Y		10,016
130	The Hartford Dividend and Growth Fund, Class Y		2,475
1,252	The Hartford Equity Income Fund, Class Y		15,432
343	The Hartford Global Growth Fund, Class Y		6,224
133	The Hartford Growth Fund, Class Y		2,243
264	The Hartford International Opportunities Fund, Class Y		4,127
388	The Hartford International Small Company Fund, Class Y		4,820
237	The Hartford Select MidCap Value Fund, Class Y		2,168
478	The Hartford Select SmallCap Value Fund, Class Y		4,399
252	The Hartford Value Fund, Class Y		2,839
175	The Hartford Value Opportunities Fund, Class Y		2,012

	Total equity funds (Cost $93,014)		$85,056

FIXED INCOME FUNDS — 58.5%
1,444	The Hartford Floating Rate Fund, Class Y		$12,993
379	The Hartford High Yield Fund, Class Y		2,677
3,214	The Hartford Income Fund, Class Y		30,567
1,762	The Hartford Inflation Plus Fund, Class Y		19,597
3,210	The Hartford Short Duration Fund, Class Y		30,525
896	The Hartford Strategic Income Fund, Class Y		8,190
2,197	The Hartford Total Return Bond Fund, Class Y		22,450

	Total fixed income funds (Cost $132,131)		$126,999

MONEY MARKET FUNDS — 1.1%
2,381	The Hartford Money Market Fund, Class Y		$2,381

	Total money market funds (Cost $2,381)		$2,381

	Total investments in affiliated investment companies (Cost $227,526)		$214,436

EXCHANGE TRADED FUNDS — 0.4%
6	DJ Wilshire REIT ETF		$398
9	SPDR DJ Wilshire International Real Estate ETF		409

	Total investments in exchange traded funds (Cost $897)		$807

	Total investments (Cost $228,423) ▲	99.2%	$215,243
	Other assets and liabilities	0.8%	1,777

	Total net assets	100.0%	$217,020

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $228,853 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$351
Unrealized Depreciation	(13,961)

Net Unrealized Depreciation	$(13,610)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

27

The Hartford Disciplined Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.1%
	Basic Materials — 0.9%
9	Freeport-McMoRan Copper & Gold, Inc.	$851
10	United States Steel Corp. Θ	1,541

		2,392

	Capital Goods — 2.0%
42	Parker-Hannifin Corp.	2,618
191	Xerox Corp.	2,603

		5,221

	Consumer Cyclical — 9.6%
76	Avnet, Inc. ●	2,064
39	BJ’s Wholesale Club, Inc. ● ▼	1,445
323	Gap, Inc.	5,199
111	Ingram Micro, Inc. ●	2,053
21	Mosaic Co. ● Θ	2,620
37	NIKE, Inc. Class B	2,148
118	TJX Cos., Inc.	3,981
103	Wal-Mart Stores, Inc.	6,055

		25,565

	Consumer Staples — 3.6%
37	Hormel Foods Corp.	1,335
38	PepsiCo, Inc.	2,536
113	Philip Morris International, Inc.	5,810

		9,681

	Energy — 12.5%
34	Chevron Corp.	2,892
70	ConocoPhillips Holding Co.	5,738
47	Exxon Mobil Corp.	3,740
45	Halliburton Co. ▼	2,012
55	Hess Corp.	5,526
123	Marathon Oil Corp.	6,065
93	Occidental Petroleum Corp.	7,316

		33,289

	Finance — 16.1%
24	Aetna, Inc.	964
77	Allied World Assurance Holdings Ltd.	3,221
71	Annaly Capital Management, Inc.	1,067
101	Assurant, Inc.	6,072
100	Axis Capital Holdings Ltd.	3,165
104	Bank of America Corp. Θ	3,412
79	Capital One Financial Corp. ▼	3,315
66	Everest Re Group Ltd.	5,432
30	Goldman Sachs Group, Inc.	5,429
80	Invesco Ltd.	1,873
66	Lehman Brothers Holdings, Inc. >	1,146
84	Unum Group	2,029
58	Washington Mutual, Inc.	311
190	Western Union Co.	5,254

		42,690

	Health Care — 18.5%
69	Abbott Laboratories	3,893
82	Amgen, Inc. ●	5,161
58	Amylin Pharmaceuticals, Inc. ● ▼	1,842
181	Bristol-Myers Squibb Co.	3,825
31	Cephalon, Inc. ● ▼	2,290
57	Covidien Ltd.	2,812
111	Eli Lilly & Co.	5,220
129	Forest Laboratories, Inc. ●	4,588
40	Gilead Sciences, Inc. ●	2,165
101	McKesson Corp.	5,666
73	Merck & Co., Inc.	2,388
106	Schering-Plough Corp.	2,241
72	St. Jude Medical, Inc. ●	3,340
25	Universal Health Services, Inc. Class B Θ	1,485
50	Watson Pharmaceuticals, Inc. ●	1,431
18	Wyeth	713

		49,060

	Services — 6.3%
98	Accenture Ltd. Class A	4,072
15	Autodesk, Inc. ●	475
117	DirecTV Group, Inc. ●	3,150
52	DISH Network Corp. ● Θ	1,536
47	Expedia, Inc. ● ▼	914
44	Manpower, Inc.	2,126
46	Viacom, Inc. Class B ●	1,285
104	Walt Disney Co.	3,147

		16,705

	Technology — 21.0%
42	Activision Blizzard, Inc. ●	1,518
184	AT&T, Inc.	5,663
83	BMC Software, Inc. ●	2,723
34	Broadcom Corp. Class A ●	819
53	CenturyTel, Inc.	1,964
81	Corning, Inc. ▼	1,627
57	Dover Corp.	2,849
165	Hewlett-Packard Co.	7,383
45	Intel Corp.	1,003
24	International Business Machines Corp.	3,110
14	L-3 Communications Holdings, Inc.	1,362
49	Lam Research Corp. ●	1,608
63	Lockheed Martin Corp.	6,594
17	MEMC Electronic Materials, Inc. ●	799
214	Microsoft Corp.	5,501
81	NetApp, Inc. ● ▼	2,057
—	Nortel Networks Corp. ●	—
219	Oracle Corp. ●	4,704
50	Qualcomm, Inc. Θ	2,773
14	Raytheon Co.	769
70	Seagate Technology	1,048

		55,874

	Transportation — 0.8%
130	Southwest Airlines Co.	2,021

	Utilities — 5.8%
90	Duke Energy Corp.	1,579
22	Entergy Corp.	2,374
23	Exelon Corp.	1,808
62	FirstEnergy Corp.	4,567
53	FPL Group, Inc.	3,420
37	Public Service Enterprise Group, Inc.	1,547

		15,295

	Total common stock (Cost $254,741)	$257,793

28

The Hartford Disciplined Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS — 4.6%
	Repurchase Agreements — 2.8%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $15, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $15)
$15	2.03% dated 07/31/2008	$15
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $519, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $529)
519	2.21% dated 07/31/2008	519
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,251, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $3,316)
3,251	2.20% dated 07/31/2008	3,251

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $533, collateralized by FHLMC 4.50% — 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $543)

532	2.20% dated 07/31/2008	532
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,012, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $3,072)
3,012	2.19% dated 07/31/2008	3,012
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $104, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $106)
104	2.16% dated 07/31/2008	104

		7,433

Shares
Securities Purchased with Proceeds from Security Lending - 1.6%
Cash Collateral Reinvestment Fund:
4,426	Goldman Sachs FS Prime Obligation/Institutional Fund	4,426

Principal		Market
Amount		Value +
	U.S. Treasury Bills - 0.2%
$265	1.38%, 10/16/2008 ○ □	264
250	1.79%, 08/14/2008 ○ □	250

		514

	Total short-term investments (Cost $12,373)	$12,373

Total short-term investments (Cost $12,373)		$12,373

Total investments (Cost $267,114) ▲	101.7%	$270,166
Other assets and liabilities	(1.7)%	(4,574)

Total net assets	100.0%	$265,592

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.00% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $267,313 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,647
Unrealized Depreciation	(20,794)

Net Unrealized Appreciation	$2,853

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008. Futures Contracts Outstanding at July 31, 2008

Futures Contracts Outstanding at July 31, 2008.

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini Futures	105	Long	Sep 2008	$76

* The number of contracts does not omit 000’s.

Θ	At July 31, 2008, securities valued at $2,248 were designated to cover open call options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Bank of America Corp.	81	$40.00	Sep 2008	$6	$6
DISH Network Corp.	91	35.00	Sep 2008	5	5
Mosaic Co.	45	150.00	Aug 2008	3	30
Qualcomm, Inc.	56	50.00	Aug 2008	32	6
United States Steel Corp.	19	195.00	Sep 2008	7	7
Universal Health Services, Inc.	43	65.00	Sep 2008	3	3

				$56	$57

* The number of contracts does not omit 000’s.
At July 31, 2008, cash of $874 was designated to cover open put options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Manpower, Inc.	44	$40.00	Sep 2008	$3	$2
Wyeth	37	45.00	Aug 2008	17	4

				$20	$6

* The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

29

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 93.6%
	Australia — 2.9%
5	Abc Learning Centres Ltd.	$3
1	Aditya Birla Minerals Ltd.	1
2	Australian Worlwide Exploration Ltd. ●	7
4	Beach Petroleum Ltd.	4
3	Becton Property Group	3
2	BHP Billiton Ltd.	56
2	Centennial Coal Co., Ltd.	9
1	Challenger Financial Services Group Ltd.	2
37	Cockatoo Ridge Wines	3
1	Coffey International Ltd.	2
2	CSL Ltd.	54
1	Dominion Mining Ltd.	2
2	Energy Resources of Australia Ltd.	40
—	Felix Resources Ltd.	7
1	Gloucester Coal Ltd.	6
5	Horizon Oil Ltd. ●	2
—	Incitec Pivot Ltd.	4
1	Kagara Ltd.	3
1	Leighton Holdings Ltd.	31
1	MacArthur Coal Ltd.	9
7	Macquarie CountryWide Trust	6
11	Macquarie DDR Trust	3
30	Minara Resources Ltd.	54
2	Mount Gibson Iron Ltd. ●	6
38	OZ Minerals Ltd.	71
4	PaperlinX Ltd.	7
4	PMP Ltd.	4
1	Rio Tinto Ltd.	59
7	Sigma Pharmaceuticals Ltd.	7
5	Timbercorp Ltd.	4
4	Valad Property Group	2
1	Village Roadshow Ltd.	2
4	Westpac Banking Corp.	77

		550

	Austria — 1.1%
—	BWIN Interactive Entertainment ●	6
—	CA Immo International AG	2
3	OMV AG	206

		214

	Belgium — 0.9%
—	Banque National de Belgique	5
—	Bekaert	12
11	Hansen Transmissions ●	68
—	Sipef N.V.	6
—	Tessenderlo Chemie N.V.	11
2	UCB S.A.	60
—	Wereldhave Belgium	2

		164

	Brazil — 3.9%
9	Banco Itau Holding Financeira S.A.	200
5	Bolsa De Mercadorias e Futuros	43
1	Companhai Braasileira de Distribuicao Grupo Pao de Acucar ADR	42
3	Companhia Energetica de Minas Gerais ADR	67
4	Companhia Vale do Rio Doce ADR	111
2	Cosan S.A. Industria E Comercio ●	37
1	Dufry South America Ltd.	13
1	IronX Mineracao S.A. ● ⌂	9
1	Logistica S.A. ● ⌂	2
1	MMX Mineracao e Metalicos S.A. ●	6
2	Perdigao S.A.	44
1	Petroleo Brasileiro S.A. ADR	45
—	Tam S.A.	8
3	Tele Norte Leste Participacoes S.A. ADR	66
—	Uniao de Bancos Brasileiros S.A. GDR	26
1	Votorantim Celulose e Papel S.A. ADR	19

		738

	Canada — 3.2%
—	Aastra Technologies, Inc. ●	6
1	Agrium U.S., Inc.	53
1	Agrium, Inc.	44
1	Barrick Gold Corp.	21
—	Bird Construction Income Fund	7
—	Cameco Corp.	14
—	Canadian Natural Resources Ltd.	16
—	Canadian Natural Resources Ltd. ADR	31
2	Centerra Gold, Inc. ●	10
—	Constellation Software, Inc.	2
—	Equitable Group, Inc.	4
18	Falcon Oil & Gas Ltd. ●	15
1	Highpine Oil & Gas Ltd. ●	11
—	Home Capital Group, Inc.	3
1	Husky Energy, Inc.	44
1	InnVest Real Estate Investment Trust	7
—	Laurentian Bank of Canada	12
1	Oilexco, Inc. ●	11
—	Potash Corp. of Saskatchewan, Inc.	61
—	Potash Corp. of Saskatchewan, Inc. ADR	41
1	Quadra Mining Ltd. ●	10
2	Quest Capital Corp.	4
—	Research In Motion Ltd. ●	37
1	Rothmans, Inc.	15
2	Suncor Energy, Inc.	98
4	Uranium One, Inc. ●	14
—	Wajax Income Fund	4
2	Yamana Gold, Inc.	21

		616

	Chile — 0.1%
1	Sociedad Quimica Y Minera de Chile S.A.	21

	China — 1.8%
158	Bank of China Ltd.	72
29	China Communications Construction Co., Ltd.	54
7	China Merchants Bank Co., Ltd.	25
5	China Shenhua Energy Co., Ltd.	16
32	Datang International Power	19
1	Focus Media Holding Ltd. ADR ●	33
35	Industrial and Commercial Bank of China	26
2	LDK Solar Co., Ltd. ●	77
12	PetroChina Co., Ltd.	16
16	Shanghai Electric Group Co., Ltd.	7

30

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	China (continued)
7	Wumart Stores, Inc.	$7

		352

	Cyprus — 0.0%
1	Deep Sea Supply plc	3
	Denmark — 2.0%
—	Auriga Industries	5
1	Carlsberg A/S	97
—	TK Development ●	3
2	Vestas Wind Systems A/S ●	271

		376

	Egypt — 0.2%
1	Egyptian Financial Group	11
—	Orascom Construction	17
2	Orascom Telecom Holding SAE	17

		45

	Finland — 1.8%
—	KCI Konecranes Oyj	15
11	Nokia Oyj	313
—	Nokian Rendaat Oyj	5
—	Tietoenator Oyj	10

		343

	France — 8.4%
1	Alstom RGPT	102
—	Altamir Amboise	2
2	AXA S.A.	72
—	Bacou-Dalloz ●	4
1	BNP Paribas	75
—	Boiron	4
1	Carrefour S.A.	60
—	Casino Guichard Perrachon S.A.	3
—	Cegereal	4
3	Compagnie Generale de Geophysique-Veritas ●	117
—	Eramet	13
—	Eurazeo	30
—	Fonciere des Regions	3
1	Gaz de France	53
1	Michelin (C.G.D.E.) Class B	67
—	Nexans S.A.	11
—	Nexity	8
—	Parrot S.A. ●	2
3	Peugeot S.A.	156
—	Pinault-Printemps-Redoute S.A.	52
—	Rallye S.A.	13
1	Rexel S.A.	13
3	Rhodia S.A.	53
1	Safran S.A.	19
1	Sanofi-Aventis S.A.	104
—	Schneider Electric S.A.	32
1	Scor Se	31
—	Societe Fonciere, Financiere et de Participations	9
2	Societe Generale Class A	180
—	Sodexo	30
1	Suez Environnement S.A. Rights	6
1	Total S.A.	52
1	Unibail	134
—	Vallourec	29
1	Vivendi S.A.	53

		1,596

	Germany — 9.5%
1	Allianz SE	111
8	Arcandor AG ●	93
1	Basf AG	71
—	Biotest AG	8
6	Commerzbank AG	183
—	Demag Cranes AG	9
—	Deutsche Beteiligungs AG	3
1	Deutsche Boerse AG	58
1	Deutsche Lufthansa AG	31
1	Deutsche Postbank AG	82
3	E. On AG	543
—	Epcos AG	9
—	Fresenius SE	21
1	GEA Group AG	20
—	Gesco AG	2
—	GFK AG	4
—	Gildemeister	7
—	Grammer AG	4
—	Hamburger Hafen und Logistik	12
—	Hannover Rueckversicherung AG	5
—	Hochtief AG	38
1	IKB Deut Industriebank	3
5	IKB Deutsche Industriebank AG Rights	—
—	Interseroh AG	5
—	Jungheinrich AG	2
1	K+S AG	75
—	Kloeckner & Co. AG	7
—	Linde AG	36
—	Loewe	2
—	MAN AG	29
—	MTU Aero Engines Holdings AG	9
—	Muenchener Rueckversicherungs-Gesellschaft AG	51
—	Norddeutsche Affinerie	11
—	Phoenix Solar	4
2	Siemens AG	200
—	TIPP24 AG	2
—	Tognum AG	5
—	Wacker Chemie AG	59
1	Wirecard ●	9

		1,823

	Greece — 1.0%
5	Alapis Holding Industrial	13
—	Alfa-Beta Vassilopoulos S.A.	4
—	Athens Water Supply & Sewage	7
5	Piraeus Bank S.A.	160
—	Public Power Corp.	13
—	Sarantis S.A.	3

		200

	Hong Kong — 1.0%
2	China Mobile Ltd.	27
—	China Mobile Ltd. ADR	27
4	China Resources Enterprise	10
29	Get Nice Holdings Ltd.	2

31

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Hong Kong (continued)
1	Great Eagle Holdings Ltd.	$4
4	HKR International Ltd.	2
9	K Wah International Holdings Ltd.	3
68	Kingboard Laminates Holdings	40
7	Next Media Ltd.	2
10	Noble Group Ltd.	16
16	Oriental Press Group	2
19	Pacific Andes International Holdings Ltd.	3
7	Pacific Basin Ship	10
10	Regal Real Estate Investment	2
6	Shangri-La Asia Ltd.	13
22	Sinolink Worldwide Holdings	3
34	SRE Group Ltd.	4
5	Sun Hung Kai & Co., Ltd.	4
11	Tai Fook Securities Group Ltd.	4
4	Truly International Holdings	3
3	Varitronix International Ltd.	2

		183

	India — 1.2%
1	HDFC Bank Ltd.	94
1	Reliance Industries GDR ■	134

		228

	Indonesia — 0.2%
1	P.T. Telekomunikasi Indonesia ADR	43

	Ireland - 1.0%
2	Bank of Ireland	15
4	Elan Corp. plc ADR ●	82
—	Paddy Power plc	9
3	Ryanair Holdings plc ADR ●	68
5	Total Produce plc	4
2	United Drug plc	11

		189

	Israel — 0.3%
1	Israel Chemicals Ltd.	19
1	Teva Pharmaceutical Industries Ltd. ADR	45

		64

	Italy — 1.8%
2	Banco di Desio e della Brianza S.A.	15
5	Banco Popolare Scarl	96
7	Enel S.p.A.	65
—	Ifi-Istituto Finanziario Industries ●	6
12	Intesa Sanpaolo	69
25	Pirelli & Co. S.p.A.	16
4	Safilo Group S.p.A.	6
8	Unicredit S.p.A.	45
10	Unipol Gruppo Finanziario Sp	26

		344

	Japan — 11.5%
—	Aeon Fantasy Co., Ltd.	3
—	Ahresty Corp.	2
—	Aichi Bank Ltd.	4
1	Aichi Machine Industry Co., Ltd.	2
1	Alps Electric Co., Ltd.	12
—	Aoyama Trading Co., Ltd.	9
—	Arcs Co., Ltd.	4
1	Arisawa Manufacturing Co., Ltd.	4
1	ASKA Pharmaceutical Co., Ltd.	4
2	Astellas Pharma, Inc.	74
—	BML, Inc.	4
—	Canon Finetech, Inc.	4
2	Canon, Inc.	101
—	Cawachi Ltd.	3
—	Chiyoda Integre Co., Ltd.	2
—	Chudenko Corp.	7
—	Chuo Denki Kogyo Co., Ltd.	5
—	Coca-Cola Central Japan Co., Ltd.	7
—	The Daiei, Inc. ●	2
2	Daiichi Sankyo Co., Ltd.	66
—	Daiichikosho Co., Ltd.	4
1	DCM Japan Holdings Co., Ltd.	11
—	DTS Corp.	3
1	The Eighteenth Bank Ltd.	4
4	Eisai Co., Ltd.	147
—	Fast Retailing Co., Ltd.	34
—	Fuji Machine Manufacturing Co.	4
—	Futaba Corp.	4
1	Godo Steel Ltd.	2
1	Heiwa Corp.	7
—	Heiwado Co., Ltd.	5
—	Hitachi Systems & Services Ltd.	3
1	Hogy Medical Co., Ltd.	29
8	Honda Motor Co., Ltd.	262
—	INES Corp.	2
1	Izumiya Co., Ltd.	7
—	Japan Tobacco, Inc.	261
—	Kanto Automotive Works Ltd.	4
1	The Kanto Tsukuba Bank Ltd.	4
—	Kenedix, Inc.	1
2	Kinden Corp.	22
—	The Kita-Nippon Bank Ltd.	4
3	Komatsu Ltd.	84
—	Komori Corp.	6
1	Maeda Corp.	4
1	Marudai Food Co., Ltd.	3
3	Mitsubishi Corp.	82
4	Mitsubishi Estate Co., Ltd.	96
6	Mitsubishi UFJ Financial Group, Inc.	57
2	Mitsui & Co., Ltd.	41
3	Mitsui Fudosan Co., Ltd.	68
—	Mizuho Financial Group, Inc.	57
1	Mori Seiki Co., Ltd.	9
1	Nabtesco Corp.	11
—	Nintendo Co., Ltd.	218
1	Nippo Corp.	4
—	Nippon Residential	6
1	Nippon Shokubai Co., Ltd.	7
1	Nishimatsu Construction Co., Ltd.	4
1	Nissan Shatai Co., Ltd.	9
—	Noritsu Koki Co., Ltd.	4
12	Osaka Gas Co., Ltd.	43
—	Pacific Metals Co., Ltd.	3
—	Raysum Co., Ltd.	2
—	Ricoh Leasing Co., Ltd.	4
—	RISA Partners, Inc.	4

32

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Japan (continued)
—	Round One Corp.	$4
—	Ryohin Keikaku Co., Ltd.	23
—	Ryosan Co., Ltd.	2
—	Ryoyo Electro Corp.	2
—	Sanyo Denki Co., Ltd.	2
1	Seino Holdings Corp.	7
—	SFCG Co., Ltd.	4
—	Shima Seiki Manufacturing Ltd.	7
—	Taikisha Ltd.	2
1	Terumo Corp.	52
3	Toagosei Co., Ltd.	14
—	Tohokushinsha Film Corp.	4
10	Tokyo Gas Co., Ltd.	40
1	Tokyo Steel Mfg Co., Ltd.	8
—	Torii Pharmaceutical Co., Ltd.	4
3	Tosoh Corp.	14
1	Toyo Kohan Co., Ltd.	5
1	Toyota Automotive Body Co., Ltd.	17
—	TS Technology Co., Ltd.	7
—	Unipres Corp.	4
—	Yonekyu Corp.	4

		2,195

	Luxembourg — 0.6%
1	ArcelorMittal ADR	52
1	Colt Telecom Group S.A. ●	4
—	Evraz Group S.A.	29
—	Millicom International Cellular S.A.	12
1	Ternium S.A. ADR	20

		117

	Malaysia — 0.2%
56	Air Asia BHD ●	19
5	Alliance Financial Group BHD	5
10	AMMB Holdings Berhad	10
3	Kulim Malaysia Berhad	7

		41

	Mexico — 0.3%
1	America Movil S.A.B. de C.V. ADR .	25
—	Grupo Televisa S.A. ADR	9
6	Impulsora del Des ●	10
3	Wal-Mart de Mexico	12

		56

	Netherlands — 3.0%
10	AerCap Holdings N.V. ●	145
13	Dockwise Ltd. ●	44
—	Funcom N.V. ●	2
—	Gemalto N.V. ●	6
3	ING Groep N.V.	114
1	OCE N.V.	7
—	Ordina N.V.	2
2	SNS Reaal	27
—	TomTom N.V. ●	8
8	Unilever N.V. CVA	222
—	USG People N.V.	5

		582

	New Zealand — 0.0%
2	New Zealand Oil & Gas Ltd.	2

	Norway 1.3%
—	Bonheur ASA	10
26	DNO International ASA ●	42
—	Ementor ASA ●	2
—	Jinhui Shipping & Transportation .	3
60	Marine Harvest ●	43
—	Odim ASA ●	2
3	Renewable Energy Corp. A/S ●	72
1	Seadrill Ltd.	22
—	Sparebanken Midt-Norge	3
4	Telenor ASA	54
1	Veidekke ASA	4

		257

	Panama — 0.2%
1	Copa Holdings S.A. Class A	32

	Papua New Guinea - 0.0%
1	New Britain Palm Oil Ltd.	7

	Peru — 0.1%
1	Compania De Minas Buenaventur ADR	16

	Philippines — 0.0%
—	Philippine Long Distance Telephone Co. ADR	6

	Portugal — 0.1%
1	Novabase SGPS S.A. ●	8
1	Redes Energeticas Nacionais	5

		13

	Russia — 2.8%
—	Lukoil ADR	25
5	OAO Gazprom Class S ADR	248
2	OAO Rosneft Oil Co. ◘	26
1	Uralkali ◘	47
6	Vimpel-Communications ADR	154
1	X5 Retail Group N.V. ● ◘	33

		533

	Singapore — 1.2%
16	DBS Group Holdings Ltd.	222
3	Indofood Agri Resources Ltd. ●	4
8	Yangzijiang Shipbuilding Holdings	5

		231

	South Africa — 0.9%
16	African Bank Investments Ltd.	59
2	Aspen Pharmacare Holdings Ltd.	10
—	Impala Platinum Holdings Ltd.	12
5	MTN Group Ltd.	90
1	Truworths International Ltd.	6

		177

	Spain — 2.5%
5	Banco Bilbao Vizcaya Argentaria S.A.	98
—	Construcciones y Auxiliar de	11
—	Corp Financiera Alba	4
—	Dinamia	4
1	Gamesa Corporacion Tecnologica S.A.	39
8	Iberdrola Renovables ●	54
4	Iberdrola S.A.	56

33

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Spain (continued)
8	Telefonica S.A.	$217

		483

	Sweden — 1.9%
—	AF AB B-Shares	4
1	Atlas Copco AB	22
1	Bure Equity AB	5
1	Hennes & Mauritz AB	50
—	Investment AB Latour	3
—	Lundbergforetagen AB	11
6	Lundin Petroleum AB ●	76
1	NCC AB Class B	8
1	PA Resources AB ●	6
3	Scania AB	44
5	Swedish Match AB	91
3	Volvo AB	37

		357

	Switzerland — 6.8%
1	ABB Ltd.	32
1	Adecco S.A.	57
—	Baloise Holding AG	8
—	Bell Holding AG	3
—	Berner Kantonalbank	13
—	Bobst Group	6
2	Clariant AG	18
1	Dufry Group	56
—	Gottex Fund Management Holdings Ltd.	4
1	Holcim Ltd.	40
3	Julius Baer Holding Ltd.	170
—	Kardex	4
—	Kuoni Reisen Holding AG	6
—	Meyer Burger Technology AG ●	4
—	Micronas Semiconductor Holding AG ●	3
1	Mobilezone Holdings	4
7	Nestle S.A.	324
1	Novartis AG	80
—	Orascom Development Holding AG ●.	7
—	Pargesa Holding S.A.	4
5	Paris RE Holdings, Ltd.	81
—	Roche Holding AG	68
—	Schindler Holding-Part Certificates	3
—	Swiss Life Holding AG	4
—	Syngenta AG	68
1	Synthes, Inc.	92
8	UBS AG ●	144
—	Vetropack Holding	5

		1,308

	Taiwan — 0.7%
11	Hon Hai Precision Industry Co., Ltd. ■	104
2	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23

		127

	Thailand — 0.1%
2	Bangkok Bank plc	8
10	Bank of Ayudhya plc	6

		14

	Turkey — 0.7%
2	Haci Omer Sabanci Holding AS	11
4	KOC Holding AS ●	17
3	Turk Telekomunikasyon AS ●	11
1	Turkcell Iletisim Hizmetleri AS	9
4	Turkcell Iletisim Hizmetleri AS ADR	79

		127

	United Kingdom — 14.8%
7	3I Group plc	126
1	888 Holdings plc	2
11	Aberdeen Asset Management plc	29
3	Admiral Group plc	51
51	Arm Holdings plc	96
1	AstraZeneca plc	50
2	AstraZeneca plc ADR	112
4	Autonomy Corp. plc ●	88
8	BAE Systems plc	75
3	Beazley Group plc	6
7	BHP Billiton plc	239
9	BP plc	93
5	Bradford & Bingley plc	5
—	Braemar Shipping Services plc	2
15	British Airways plc	74
3	British Energy Group plc	36
5	Cadbury plc	63
1	Capita Group plc	20
2	Catlin Group Ltd.	12
3	Cattles plc	8
—	Clarkson plc	4
1	Computacenter plc	4
3	Croda International plc	44
—	Dana Petroleum plc ●	11
1	Drax Group plc	10
24	easyJet plc ●	156
—	Emerald Energy plc ●	2
3	Ferrexpo plc	18
1	Game Group plc	6
5	GlaxoSmithKline plc	114
1	Hilton Food Group Ltd.	5
1	HMV Group plc	2
3	HSBC Holding plc	46
3	J Sainsbury plc	21
—	JKX Oil & Gas plc	3
1	Kofax plc	4
7	Lancashire Holdings Ltd.	43
6	Lloyds TSB Group plc	36
—	Luminar Group Holdings plc	1
10	Man Group plc	119
10	Michael Page International plc	53
—	Millennium & Copthorne Hotels	3
—	Morgan Sindall plc	3
—	Ocean Wilsons Holdings Ltd.	2
17	Old Mutual plc	32
5	Premier Foods plc	9
—	Reckitt Benckiser Group plc	20
4	Reed Elsevier plc	48
6	Regus Group plc	8
20	Rexam plc	152
2	ROK plc	4
8	Rolls-Royce Group plc	53

34

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	United Kingdom (continued)
1	Southern Reserve, Inc.	$4
6	Standard Chartered plc	177
1	Telecom Plus plc	4
6	Thomas Cook Group plc	25
2	Trinity Mirror plc	4
8	Tui Travel plc	31
—	Vedanta Resources plc	13
1	Venture Production plc	11
29	Vodafone Group plc	79
1	WH Smith plc	9
3	Xstrata plc	235
5	Yell Group plc	6

		2,821

	United States — 1.6%
2	ACE Ltd.	86
1	Central European Media Enterprises Ltd. ●	58
—	DryShips, Inc.	7
1	High Technology Computer Corp.	50
2	Invesco Ltd.	49
1	Philip Morris International, Inc.	46

		296

	Total common stock (Cost $18,489)	$17,890

EXCHANGE TRADED FUNDS — 3.0%
	United States - 3.0%
5	iShares MSCI EAFE Index Fund	$300
4	iShares MSCI Emerging Markets Index Fund	158
2	iShares MSCI South Korea Index Fund	77
1	SPDR S&P International Small Cap	28

	Total exchange traded funds (Cost $581)	$563

	Total long-term investments (Cost $19,070)	$18,453

Principal
Amount
SHORT-TERM INVESTMENTS — 3.5%
	Repurchase Agreements — 3.5%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $1)
$1	2.03% dated 07/31/2008	$1
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $47, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $48)
47	2.21% dated 07/31/2008	47
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $296, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $302)
296	2.20% dated 07/31/2008	296

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $49, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $49)

$49	2.20% dated 07/31/2008	$49
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $274, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $280)
274	2.19% dated 07/31/2008	274
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $10, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $10)
10	2.16% dated 07/31/2008	10

	Total short-term investments (Cost $677)	$677

Total investments (Cost $19,747) ▲	100.1%	$19,130

Other assets and liabilities	(0.1)%	(17)

Total net assets	100.0%	$19,113

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 92.05% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $19,747 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$483
Unrealized Depreciation	(1,100)

Net Unrealized Depreciation	$(617)

●	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $238, which represents 1.25% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2008, the market value of these securities amounted to $106 or 0.55% of net assets.

35

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
07/2008	1	IronX Mineracao S.A.	$—
07/2008	1	Logistica S.A.	—
The aggregate value of these securities at July 31, 2008 was $11 which represents 0.06% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$—	$—	08/01/08	$—
Australian Dollar (Buy)	12	12	08/05/08	—
British Pound (Buy)	21	21	08/01/08	—
British Pound (Buy)	10	10	08/04/08	—
British Pound (Sell)	8	8	08/05/08	—
Canadian Dollar (Buy)	4	4	08/01/08	—
Canadian Dollar (Sell)	4	4	08/01/08	—
Canadian Dollar (Buy)	33	33	08/05/08	—
Canadian Dollar (Sell)	2	2	08/06/08	—
Canadian Dollar (Buy)	112	114	09/15/08	(2)
Canadian Dollar (Sell)	235	237	09/15/08	2
Danish Krone (Buy)	10	10	08/01/08	—
Euro (Buy)	104	104	08/01/08	—
Euro (Sell)	41	41	08/01/08	—
Euro (Buy)	23	23	08/04/08	—
Euro (Sell)	23	23	08/04/08	—
Euro (Sell)	13	13	08/04/08	—
Euro (Buy)	34	34	08/05/08	—
Euro (Buy)	232	236	09/15/08	(4)
Hong Kong Dollar (Buy)	5	5	08/01/08	—
Hong Kong Dollar (Sell)	11	11	08/01/08	—
Japanese Yen (Sell)	21	21	08/01/08	—
Japanese Yen (Buy)	31	31	08/04/08	—
Japanese Yen (Buy)	197	200	09/10/08	(3)
Norwegian Krone (Buy)	10	10	08/01/08	—
South African Rand (Buy)	10	10	08/01/08	—
Swedish Krona (Buy)	8	8	08/01/08	—
Swiss Franc (Buy)	19	19	08/04/08	—
Swiss Franc (Sell)	22	22	08/04/08	—
				$(7)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of July 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	12.0%
Capital Goods	4.8
Consumer Cyclical	9.6
Consumer Staples	7.9
Energy	7.5
Finance	22.7
Health Care	7.0
Other Investment Pools and Funds	3.0
Services	3.1
Technology	11.5
Transportation	2.4
Utilities	5.1
Short-Term Investments	3.5
Other Assets and Liabilities	(0.1)

Total	100.0%

36

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.1%
	Basic Materials — 7.8%
110	AbitibiBowater, Inc. ▼	$931
579	Agrium, Inc.	50,961
789	Alcoa, Inc.	26,612
568	Barrick Gold Corp.	24,051
610	Dow Chemical Co.	20,306
1,331	E.I. DuPont de Nemours & Co.	58,292
1,625	International Paper Co. ▼	45,034
513	Kimberly-Clark Corp.	29,667
816	Pentair, Inc. ▼	28,250
725	Rhodia S.A.	13,942
345	Rohm & Haas Co.	25,860

		323,906

	Capital Goods — 3.7%
937	Deere & Co.	65,705
394	Illinois Tool Works, Inc.	18,450
208	Parker-Hannifin Corp.	12,823
885	Spirit Aerosystems Holdings, Inc. ●	19,160
2,588	Xerox Corp.	35,303

		151,441

	Consumer Cyclical — 6.9%
1,295	Altria Group, Inc.	26,349
319	Avery Dennison Corp. ▼	14,053
573	Avnet, Inc. ●	15,612
974	Honda Motor Co., Ltd. ADR ▼	31,155
809	Limited Brands, Inc.	13,345
1,105	Masco Corp. ▼	18,228
926	SABMiller plc ▼	19,248
1,562	Staples, Inc. ▼	35,141
1,370	Sysco Corp.	38,853
1,229	Wal-Mart Stores, Inc.	72,044

		284,028

	Consumer Staples — 3.9%
1,211	Nestle S.A. ADR	53,225
762	PepsiCo, Inc.	50,712
742	Procter & Gamble Co.	48,594
283	Unilever N.V. NY Shares ADR	7,831

		160,362

	Energy — 16.8%
932	Anadarko Petroleum Corp.	53,961
375	BP plc ADR	23,059
1,773	Chevron Corp.	149,933
384	ConocoPhillips Holding Co.	31,375
811	EnCana Corp.	58,568
1,429	Exxon Mobil Corp.	114,928
1,237	Marathon Oil Corp.	61,199
476	Schlumberger Ltd.	48,382
1,268	Total S.A. ADR	96,994
1,158	XTO Energy, Inc.	54,698

		693,097

	Finance — 14.0%
824	ACE Ltd.	41,767
1,019	Allstate Corp.	47,094
592	American International Group, Inc.	15,411
2,431	Bank of America Corp. ▼	79,968
951	Capital One Financial Corp. ▼	39,813
2,183	Citigroup, Inc. ▼	40,791
849	Comerica, Inc. ▼	24,386
641	ING Groep N.V. ADR ▼	20,938
155	JP Morgan Chase & Co.	6,290
627	Lehman Brothers Holdings, Inc. ▼ >	10,872
176	M&T Bank Corp. ▼	12,368
397	Marsh & McLennan Cos., Inc.	11,227
193	Metlife, Inc.	9,783
419	PNC Financial Services Group, Inc. ▼	29,863
596	Prudential Financial, Inc.	41,134
688	State Street Corp.	49,254
662	Synovus Financial Corp. ▼	6,294
1,674	UBS AG ADR ● ▼	32,320
996	UnitedHealth Group, Inc.	27,979
658	US Bancorp ▼	20,132
1,022	Washington Mutual, Inc. ▼	5,447
949	Washington Mutual, Inc. Private Placement † ⌂	4,553

		577,684

	Health Care — 11.9%
975	Abbott Laboratories	54,926
979	AstraZeneca plc ADR	47,540
1,740	Bristol-Myers Squibb Co.	36,757
1,860	Eli Lilly & Co.	87,634
1,264	Medtronic, Inc.	66,788
782	Merck & Co., Inc.	25,741
744	Sanofi-Aventis S.A. ADR	26,000
3,023	Schering-Plough Corp.	63,721
392	Teva Pharmaceutical Industries Ltd. ADR ▼	17,577
663	Walgreen Co.	22,760
1,053	Wyeth	42,684

		492,128

	Services — 8.2%
1,010	Accenture Ltd. Class A	42,178
869	Automatic Data Processing, Inc.	37,132
1,949	Comcast Corp. Class A	40,184
756	Comcast Corp. Special Class A	15,528
602	FedEx Corp. ▼	47,470
546	McGraw-Hill Cos., Inc.	22,210
820	New York Times Co. Class A ▼	10,321
1,530	Time Warner, Inc. ▼	21,905
156	United Parcel Service, Inc. Class B	9,815
492	Viacom, Inc. Class B ●	13,729
1,138	Walt Disney Co.	34,523
1,162	Waste Management, Inc.	41,308

		336,303

	Technology — 15.4%
1,287	Applied Materials, Inc.	22,291
1,184	ASML Holding N.V. ADR ▼	26,992
4,895	AT&T, Inc.	150,812
3,829	General Electric Co.	108,325
1,197	Intel Corp.	26,570
922	International Business Machines Corp.	117,946
468	Lockheed Martin Corp.	48,805
1,311	Maxim Integrated Products, Inc.	25,746
1,283	Microsoft Corp.	32,999
241	Siemens AG ADR ▼	29,240
320	Total System Services, Inc. ▼	6,271
1,096	Verizon Communications, Inc.	37,306

		633,303

37

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Transportation — 1.4%
911	Royal Caribbean Cruises Ltd. ▼	$23,220
2,118	Southwest Airlines Co. ▼	33,015

		56,235

	Utilities — 6.1%
1,315	Dominion Resources, Inc.	58,097
532	El Paso Corp.	9,532
888	Exelon Corp.	69,805
919	FPL Group, Inc.	59,309
969	PG&E Corp.	37,347
327	Veolia Environment ADR	17,497

		251,587

	Total common stock (Cost $3,764,699)	$3,960,074

WARRANTS — 0.0%
	Finance — 0.0%
119	Washington Mutual, Inc. Private Placement ⌂	$—

	Total warrants (Cost $ — )	$—

	Total long-term investments (Cost $3,764,699)	$3,960,074

Principal
Amount
SHORT-TERM INVESTMENTS — 11.4%
	Repurchase Agreements — 3.8%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $321, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $327)
$321	2.03% dated 07/31/2008	$321
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $11,087, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $11,308)
11,086	2.21% dated 07/31/2008	11,086

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $69,477, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $70,862)

69,473	2.20% dated 07/31/2008	69,473

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $11,382, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $11,609)

11,382	2.20% dated 07/31/2008	11,382
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $64,377, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $65,661)
64,373	2.19% dated 07/31/2008	64,373
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,217, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $2,262)
2,217	2.16% dated 07/31/2008	$2,217

		158,852

Shares
	Securities Purchased with Proceeds from Security Lending — 7.6%
	Cash Collateral Reinvestment Fund:
313,820	Goldman Sachs FS Prime Obligation/Institutional Fund		313,820

	Total short-term investments (Cost $472,672)		$472,672

	Total investments (Cost $4,237,371) ▲	107.5%	$4,432,746
	Other assets and liabilities	(7.5)%	(311,033)

	Total net assets	100.0%	$4,121,713

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.75% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $4,240,031 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$541,807
Unrealized Depreciation	(349,092)

Net Unrealized Appreciation	$192,715

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $4,553, which represents 0.11% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/ Par	Security	Cost Basis
07/2008	119	Washington Mutual, Inc. Private Placement Warrants	$—
04/2008	949	Washington Mutual, Inc. Private Placement	8,300

The aggregate value of these securities at July 31, 2008 was $4,553 which represents 0.11% of total net assets.

38

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

39

The Hartford Equity Growth Allocation Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 99.2%
EQUITY FUNDS — 99.2%
1,569	The Hartford Capital Appreciation Fund, Class Y		$59,579
265	The Hartford Capital Appreciation II Fund, Class Y		3,363
1,523	The Hartford Disciplined Equity Fund, Class Y		19,749
348	The Hartford Dividend and Growth Fund, Class Y		6,604
881	The Hartford Equity Income Fund, Class Y		10,867
937	The Hartford Global Growth Fund, Class Y		17,027
278	The Hartford Growth Fund, Class Y		4,698
588	The Hartford Growth Opportunities Fund, Class Y		17,050
1,010	The Hartford International Opportunities Fund, Class Y		15,764
1,335	The Hartford International Small Company Fund, Class Y		16,577
1,276	The Hartford Select MidCap Value Fund, Class Y		11,652
2,319	The Hartford Select SmallCap Value Fund, Class Y		21,330
772	The Hartford Small Company Fund, Class Y		15,286
183	The Hartford Stock Fund, Class Y		3,681
4,156	The Hartford Value Fund, Class Y		46,879

	Total investments in affiliated investment companies (Cost $294,871)		$270,106

EXCHANGE TRADED FUNDS — 0.8%
43	SPDR DJ Wilshire International Real Estate ETF		$2,021

	Total investments in exchange traded funds (Cost $2,329)		$2,021

	Total investments (Cost $297,200) ▲	100.0%	$272,127
	Other assets and liabilities	0.0%	79

	Total net assets	100.0%	$272,206

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $297,200 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(25,073)

Net Unrealized Appreciation	$(25,073)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

40

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.2%
	Basic Materials — 8.4%
147	Air Products and Chemicals, Inc.	$13,996
328	Dow Chemical Co.	10,916
221	E.I. DuPont de Nemours & Co.	9,682
324	International Paper Co.	8,990
271	Kimberly-Clark Corp.	15,650
116	PPG Industries, Inc.	7,036
1,054	Rexam plc	7,892

		74,162

	Capital Goods — 0.9%
109	3M Co.	7,637

	Consumer Cyclical — 5.1%
480	Altria Group, Inc.	9,768
311	Genuine Parts Co.	12,486
438	Home Depot, Inc.	10,438
147	PACCAR, Inc. ▼	6,183
237	Supervalu, Inc.	6,072

		44,947

	Consumer Staples — 8.6%
366	ConAgra Foods, Inc. ▼	7,931
97	Diageo plc ADR	6,813
175	General Mills, Inc.	11,270
65	Lorillard, Inc. ●	4,382
187	Nestle S.A. ADR	8,229
176	PepsiCo, Inc.	11,701
350	Philip Morris International, Inc.	18,062
287	Unilever N.V. NY Shares ADR	7,944

		76,332

	Energy — 15.6%
282	BP plc ADR	17,320
397	Chevron Corp.	33,604
288	ConocoPhillips Holding Co.	23,512
378	Exxon Mobil Corp.	30,428
186	Marathon Oil Corp.	9,206
94	Royal Dutch Shell plc ADR	6,582
235	Total S.A. ADR	17,993

		138,645

	Finance — 22.9%
358	ACE Ltd.	18,171
382	Allstate Corp.	17,665
822	Bank of America Corp.	27,032
400	Bank of New York Mellon Corp.	14,216
301	Chubb Corp.	14,463
593	Citigroup, Inc.	11,085
772	Host Hotels & Resorts, Inc. ▼	10,117
569	JP Morgan Chase & Co.	23,135
85	Kimco Realty Corp.	2,993
435	Lloyd’s TSB Group plc ADR ▼	10,230
45	M&T Bank Corp. ▼	3,153
184	Morgan Stanley	7,252
262	PNC Financial Services Group, Inc.	18,673
800	US Bancorp	24,499

		202,684

	Health Care — 8.1%
244	Abbott Laboratories	13,764
130	Baxter International, Inc.	8,937
496	Bristol-Myers Squibb Co.	10,482
197	Eli Lilly & Co.	9,286
169	GlaxoSmithKline plc ADR	7,850
705	Pfizer, Inc.	13,153
211	Wyeth	8,532

		72,004

	Services — 1.9%
472	Waste Management, Inc. ▼	16,757

	Technology — 13.9%
923	AT&T, Inc.	28,452
1,222	General Electric Co.	34,559
717	Intel Corp.	15,901
334	Microsoft Corp.	8,593
111	Schneider Electric S.A.	12,264
690	Verizon Communications, Inc.	23,476

		123,245

	Transportation — 1.3%
157	Norfolk Southern Corp.	11,263

	Utilities — 11.5%
266	American Electric Power Co., Inc.	10,503
402	Consolidated Edison, Inc.	15,944
515	Dominion Resources, Inc.	22,748
103	Entergy Corp.	11,002
437	FPL Group, Inc.	28,183
220	PG&E Corp.	8,461
153	SCANA Corp.	5,523

		102,364

	Total common stock (Cost $899,399)	$870,040

Principal
Amount
SHORT-TERM INVESTMENTS — 3.5%
	Repurchase Agreements — 1.6%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $29, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $29)
$29	2.03% dated 07/31/2008	$29
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $990, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $1,009)
989	2.21% dated 07/31/2008	989
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $6,201, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $6,325)
6,201	2.20% dated 07/31/2008	6,201

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,016, collateralized by FHLMC 4.50% - 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 - 2038, value of $1,036)

1,016	2.20% dated 07/31/2008	1,016

41

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $5,746, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $5,860)
$5,745	2.19% dated 07/31/2008	$5,745
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $198, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $202)
198	2.16% dated 07/31/2008	198

		14,178

Shares
	Securities Purchased with Proceeds from Security Lending — 1.9%
	Cash Collateral Reinvestment Fund:
17,206	Goldman Sachs FS Prime Obligation/Institutional Fund		17,206

	Total short-term investments (Cost $31,384)		$31,384

	Total investments (Cost $930,783) ▲	101.7%	$901,424
	Other assets and liabilities	(1.7)%	(15,226)

	Total net assets	100.0%	$886,198

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.64% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $930,845 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$55,397
Unrealized Depreciation	(84,818)

Net Unrealized Depreciation	$(29,421)

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

42

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 0.6%
	Finance — 0.6%
	Bayview Financial Acquisition Trust
$2,600	4.61%, 05/28/2037 † ⌂ Δ	$175
	Goldman Sachs Mortgage Securities Corp.
16,994	3.96%, 02/01/2009 ⌂ Δ	15,294
	Helios Finance L.P.
5,000	4.83%, 10/20/2014 ⌂ Δ	2,520
	Structured Asset Securities Corp.
4,453	4.96%, 02/25/2037 ⌂ Δ	422
	Wells Fargo Home Equity Trust
4,363	4.71%, 03/25/2037 ⌂ Δ	411

	Total asset & commercial mortgage backed securities (Cost $33,136)	$18,822

CORPORATE BONDS: INVESTMENT GRADE — 0.1%
	Finance — 0.1%
	Unicredito Italiano Capital Trust
$2,000	9.20%, 10/29/2049 ■	$2,025

	Total corporate bonds: investment grade (Cost $2,054)	$2,025

CORPORATE BONDS: NON-INVESTMENT GRADE — 3.9%
	Basic Materials — 0.9%
	Berry Plastics Holding Co.
$2,000	8.88%, 09/15/2014 ‡	$1,600
	Freeport-McMoRan Copper & Gold, Inc.
6,000	5.88%, 04/01/2015 Δ ‡	6,029
	Georgia-Pacific Corp.
2,115	7.00%, 01/15/2015 ■ ‡	1,967
	Graham Packaging Co., Inc.
2,000	8.50%, 10/15/2012 ‡	1,860
	New Page Corp.
5,350	10.00%, 05/01/2012	5,122
	Norske Skog Canada Ltd.
7,750	8.63%, 06/15/2011 ‡	6,355
	Vitro S.A.
2,000	8.63%, 02/01/2012	1,720

		24,653

	Consumer Cyclical — 0.4%
	Aramark Corp.
5,915	5.00%, 06/01/2012 ‡	5,198
	AutoNation, Inc.
1,490	4.79%, 04/15/2013 Δ ‡	1,229
500	7.00%, 04/15/2014 ‡	431
	Dollarama Group L.P.
5,000	8.88%, 08/15/2012 ‡	4,625

		11,483

	Consumer Staples — 0.2%
	Appleton Papers, Inc.
2,000	8.13%, 06/15/2011	1,905
	Dole Food Co., Inc.
4,000	8.63%, 05/01/2009 ‡	3,915

		5,820

	Finance — 0.4%
	Ford Motor Credit Co.
11,000	5.54%, 01/13/2012 Δ ‡	7,975
	General Motors Acceptance Corp.
2,000	5.63%, 05/15/2009 ‡	1,821
	LPL Holdings, Inc.
1,000	10.75%, 12/15/2015 ⌂	960
	Rent-A-Center, Inc.
2,000	7.50%, 05/01/2010 ‡	1,950

		12,706

	Health Care — 0.4%
	HCA, Inc.
7,000	6.30%, 10/01/2012 ‡	6,247
	Invacare Corp.
4,000	9.75%, 02/15/2015 ‡	4,000

		10,247

	Services — 0.7%
	Affinion Group, Inc.
3,305	11.50%, 10/15/2015 ‡	3,289
	Echostar DBS Corp.
5,000	7.00%, 10/01/2013 ‡	4,750
	Harrah’s Operating Co., Inc.
5,615	10.75%, 02/01/2016 ■ ‡	4,239
	SunGard Data Systems, Inc.
6,000	10.25%, 08/15/2015	6,090
	Virgin Media, Inc.
2,000	8.75%, 04/15/2014	1,865

		20,233

	Technology — 0.9%
	Centennial Communications Corp.
3,865	8.54%, 01/01/2013 Δ ‡	3,851
	CSC Holdings, Inc.
5,000	7.63%, 04/01/2011 ‡	4,944
	Level 3 Financing, Inc.
2,000	6.70%, 02/15/2015 Δ ‡	1,670
	Mediacom LLC
1,845	7.88%, 02/15/2011 ‡	1,716
	MetroPCS Wireless, Inc.
3,000	9.25%, 11/01/2014 ‡	2,910
	NXP B.V./NXP Funding LLC
8,385	5.54%, 10/15/2013 Δ ‡	6,582
	Windstream Corp.
5,000	8.63%, 08/01/2016	5,062

		26,735

	Total corporate bonds: non-investment grade (Cost $119,612)	$111,877

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 89.8%
	Basic Materials — 11.2%
	Arizona Chemical Co.
$6,538	4.65%, 02/27/2013 ±	$5,655
8,250	8.15%, 02/27/2014 ±	5,857
	Berry Plastics Holding Co.
18,947	4.78%, 04/03/2015 ±	16,637
	Blount, Inc.
4,003	4.22%, 06/09/2010 ±	3,843
	Boise Paper Holdings LLC
4,500	11.00%, 02/20/2015 ±	4,258
	Brenntag Group
10,000	7.07%, 12/22/2012 ±	8,088
	Brenntag Group, Acquisition Term
589	5.07%, 01/12/2014 ±	537
	Brenntag Group, Term Loan B2
2,411	5.07%, 01/12/2014 ±	2,197

43

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

		Basic Materials (continued)
		Calumet Lubricants Co., L.P.
	$805	6.64%, 12/29/2014 ◊	$716
	6,067	6.68%, 01/03/2015 ±	5,399
		Cenveo, Inc., Delayed Draw Term Loan
	290	4.55%, 03/16/2014 ±	271
		Cenveo, Inc., Term Loan C
	13,509	4.55%, 06/21/2013 ±	12,630
		Coffeyville Resources
	2,676	5.44%, 12/21/2010 ◊	2,486
	8,661	5.54%, 12/21/2013 ±	8,048
		Cognis GMBH
	11,000	4.81%, 05/04/2014 ±	9,817
EUR	1,000	6.96%, 05/04/2014 ±	1,416
		Columbian Chemicals Co.
	10,120	6.05%, 03/15/2013 ±	9,462
		Georgia-Pacific Corp.
	18,946	4.45%, 12/20/2012 ±	17,863
	5,079	4.47%, 12/20/2013 ±	4,791
		Goodyear Engineered Products
	1,119	4.97%, 07/31/2014 ±	979
	7,816	5.30%, 07/31/2014 ±	6,839
	4,000	8.55%, 07/31/2015 ±	2,900
		Goodyear Tire & Rubber Co.
	21,750	4.54%, 04/18/2014 ±	20,028
		Graham Packaging Co., Inc.
	18,867	4.99%, 04/03/2014 ±	17,964
		Graphic Packaging Corp.
	7,270	4.79%, 08/08/2010 ±	6,814
		Hexion Specialty Chemicals
	1,474	5.00%, 05/15/2013 ±	1,284
	16,363	5.06%, 05/15/2013 ±	14,257
EUR	1,865	7.21%, 05/05/2013 ±	2,535
		Hexion Specialty Chemicals, Term Loan C2
	3,556	5.06%, 05/15/2013 ±	3,098
		Hexion Specialty Chemicals, Term Loan C5
	990	5.06%, 05/05/2013 ±	863
		Huntsman International LLC
	23,960	4.21%, 04/23/2014 ±	22,405
		Ineos Group
	16,020	4.88%, 02/01/2013 — 12/16/2014 ±	13,574
		Ineos Group Holdings plc
EUR	500	8.46%, 06/16/2015 ±	561
		ISP Chemco LLC
	15,390	4.13%, 05/31/2014 ±	14,121
		Jarden Corp., Term Loan
	4,345	4.55%, 01/24/2012 ±	4,128
		Jarden Corp., Term Loan B2
	632	4.55%, 01/24/2012 ±	602
		Jarden Corp., Term Loan B3
	3,932	4.55%, 01/24/2012 ±	3,794
		John Maneely Co.
	11,250	3.73%, 12/08/2013 ±	10,345
		Kranson Industries
	3,621	5.05%, 07/31/2013 ±	3,331
		MacDermid, Inc.
	11,031	4.80%, 04/11/2014 ±	10,121
		Mega Bloks, Inc.
	8,473	8.25%, 07/26/2012 ±	7,244
		Newpage Corp.
	3,980	6.56%, 12/21/2014 ±	3,924
		Novelis, Inc., Canadian Term Loan
	1,702	4.81%, 07/06/2014 ±	1,600
		Novelis, Inc., U.S. Term Loan
	3,743	4.81%, 07/06/2014 ±	3,520
		Smurfit-Stone Container Enterprises, Inc.
	2,516	4.50%, 11/01/2011 ±	2,429
	7,944	4.64%, 11/01/2010 — 11/01/2011 ± *	7,668
	1,169	4.71%, 11/01/2010 ◊ *	1,129
		Solo Cup Co.
	6,603	6.04%, 02/27/2011 ±	6,422
		Verso Paper Holdings LLC
	6,557	4.55%, 07/28/2013 ±	6,164

			320,614

		Capital Goods — 2.6%
		Ewards Ltd.
	5,933	4.64%, 05/31/2014 ±	4,983
		Hawker Beechcraft Acquisition Co., Letter of Credit
	270	4.60%, 03/27/2014 ◊	251
		Hawker Beechcraft Acquisition Co., Term Loan
	4,895	4.80%, 03/27/2014 ±	4,544
		Lincoln Industries Corp.
	946	4.97%, 07/11/2014 ±	899
		Lincoln Industries Corp., Second Lien Term Loan
	3,500	10.87%, 01/10/2015 ±	3,220
		Lincoln Industries Corp., Term Loan B
	2,520	5.40%, 07/11/2014 ±	2,394
		MacAndrews AMG Holdings LLC
	10,275	8.21%, 04/17/2012 ±	8,323
		Nacco Material Handling Group
	8,768	4.78%, 03/22/2013 ±	7,672
		Scitor Acquisition Corp.
	4,466	6.72%, 09/26/2014 ⌂ ±	4,288
		Targus Group International
	10,416	6.56%, 11/22/2012 ⌂ ±	8,264
		Unifrax Corp.
	4,225	4.75%, 05/02/2013 ±	3,929
		Vought Aircraft Industries, Inc.
	8,687	4.95%, 12/22/2010 ±	8,100
	3,928	4.97%, 12/22/2011 ±	3,742
		Yankee Candle Co.
	15,759	4.80%, 02/06/2014 ±	13,844

			74,453

		Consumer Cyclical — 9.6%
		Accuride Corp.
	8,292	6.03%, 01/31/2012 ± ‡	7,919
		AM General LLC
	13,991	4.97%, 09/30/2013 ±	12,732
		American Axle & Manufacturing Holdings, Inc.
	12,333	5.30%, 06/14/2012 ±	9,404

44

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

	Consumer Cyclical (continued)
	American General Finance Corp.
$528	5.46%, 09/01/2013 ◊	$480
	Aramark Corp.
484	4.32%, 01/19/2014 ◊	461
7,220	4.68%, 01/19/2014 ±	6,877
	Axletech International
2,856	4.77%, 10/20/2012 ±	2,713
2,000	9.30%, 04/20/2013 ±	1,960
	BE Aerospace, Inc.
4,000	5.75%, 07/01/2014 ± *	4,000
	Brand Energy & Infrastructure Services, First Lien Term Loan
11,340	5.06%, 02/07/2014 ±	10,432
	Brand Energy & Infrastructure Services, Term Loan B2
1,981	5.06%, 02/07/2014 ±	1,872
	Building Materials Holdings Corp.
1,456	7.33%, 11/10/2013 ±	1,165
	Contech Construction Products
4,866	4.68%, 01/31/2013 ±	4,203
	Custom Building Products
4,822	4.88%, 10/20/2011 ±	4,195
2,000	9.88%, 04/20/2012 ± ‡	1,580
	David’s Bridal, Inc.
6,419	4.80%, 01/25/2014 ±	5,480
	Delphi Corp.
20,450	7.25%, 12/31/2008 ¤ ±	20,245
	Dollarama Group L.P.
5,865	4.80%, 11/18/2011 ±	5,410
	Easton-Bell Sports, Inc.
12,959	4.39%, 03/16/2012 ±	11,695
	Ford Motor Co.
14,988	5.46%, 12/15/2013 ±	11,786
	Foster Wheeler LLC
5,500	4.69%, 09/12/2011 ◊	5,225
	General Motors Corp.
8,460	5.16%, 11/27/2013 ±	6,615
	Hanesbrands, Inc.
2,500	6.55%, 03/05/2014 ± *	2,456
	Invista B.V., Term Loan A2
10,751	4.30%, 04/30/2010 ±	10,106
	Invista B.V., Tranche A Term Loan
2,721	4.30%, 04/30/2010 ±	2,557
	KIK Custom Products, Inc.
3,500	7.46%, 11/23/2014 ±	1,493
	Lear Corp.
16,336	5.13%, 04/25/2012 ±	14,968
	Levi Strauss & Co.
24,316	4.71%, 03/09/2014 ⌂ ±	20,334
	Masonite International Corp., Canadian Term Loan
4,811	4.83%, 04/30/2010 ±	4,214
	Masonite International Corp., US Term
	Loan
4,817	4.83%, 04/30/2010 ±	4,220
	Michaels Stores, Inc.
11,322	4.75%, 11/11/2013 ±	9,089
	Mother’s Work, Inc.
4,215	5.21%, 03/09/2013 ⌂ ±	3,288
	Navistar International
12,467	6.19%, 01/17/2012 ±	11,563
	Navistar International, Letter of Credit
4,533	5.99%, 01/19/2012 ±	4,205
	Oshkosh Truck Corp.
1,550	4.09%, 12/06/2013 ±	1,381
3,266	4.41%, 11/30/2013 ±	2,968
	The Pantry, Inc., Delayed Draw Term Loan
665	4.22%, 05/14/2014 ±	594
	The Pantry, Inc., Term Loan B
2,310	4.22%, 05/14/2014 ±	2,062
	Petco Animal Supplies, Inc.
1,408	4.99%, 10/25/2013 ±	1,288
	Roundy’s Supermarkets, Inc.
11,532	5.21%, 11/03/2011 ±	11,021
	Sports Authority, Inc.
6,288	5.06%, 04/25/2013 ⌂ ±	5,078
	Standard Steel LLC
329	4.96%, 07/10/2012 ±	300
1,633	5.20%, 07/10/2012 ±	1,486
	Tandus, Inc.
4,827	5.20%, 05/07/2014 ±	3,645
	Tensar Corp.
3,299	6.30%, 10/28/2012 ±	3,035
	Toys R Us, Inc.
17,500	5.47%, 11/30/2008 ±	16,240
	United Subcontractors, Inc.
3,453	6.12%, 12/27/2012 ±	1,830

		275,870

	Consumer Staples — 2.5%
	American Seafoods Group
1,317	4.55%, 09/30/2011 ±	1,221
14,973	4.55%, 09/30/2012 ± *	13,887
	Bird’s Eye Foods, Inc.
4,395	4.56%, 03/21/2014 ±	4,186
	Dean Foods Co.
7,803	4.30%, 03/29/2014 ±	7,370
	Dole Food Co., Inc.
2,187	4.66%, 04/12/2013 ◊	2,016
3,727	4.82%, 04/12/2013 ±	3,437
14,656	4.86%, 04/12/2013 ±	13,513
	Huish Detergents, Inc.
9,889	4.81%, 04/25/2014 ±	8,986
	Michael Foods, Inc.
4,653	4.87%, 11/21/2010 ±	4,572
	OSI Group, Inc., Dutch Term Loan
2,591	4.80%, 09/02/2011 ±	2,546
	OSI Group, Inc., German Term Loan
2,073	4.71%, 09/02/2011 ±	2,037
	OSI Group, Inc., U.S. Term Loan B
4,664	4.80%, 09/02/2011 ±	4,583
	Van Houtte, Inc., First Lien Term Loan
3,485	5.30%, 07/09/2014 ±	3,206
	Van Houtte, Inc., Second Lien Term Loan
475	5.30%, 07/09/2014 ±	437

		71,997

45

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
		Energy — 2.1%
		Big West Oil LLC, Delayed Draw Term Loan
	$5,221	4.46%, 02/02/2015 ±	$4,751
		Big West Oil LLC, Term Loan
	4,177	4.46%, 02/02/2015 ±	3,801
		Firstlight Power Resources, Inc., Synthetic Letter of Credit
	421	5.31%, 11/01/2013 ±	401
		Firstlight Power Resources, Inc., Term Loan B
	3,428	5.31%, 11/01/2013 ±	3,262
		Lyondell Chemical Co.
	16,806	7.00%, 12/20/2014 ± *	14,043
		Petroleum Geo-Services
	3,706	4.55%, 07/03/2015 ±	3,594
		Targa Resources, Inc.
	2,050	4.65%, 10/31/2012 ±	1,972
	1,164	4.71%, 10/31/2012 ±	1,119
		Texas Petrochemicals L.P., Letter of Credit
	2,485	5.38%, 06/27/2013 ±	2,311
		Texas Petrochemicals L.P., Term Loan B
	7,362	5.38%, 06/27/2013 ±	6,847
		Turbo Beta Ltd.
	5,002	14.50%, 03/12/2018 ⌂ ±	4,902
		Western Refining, Inc.
	14,498	7.75%, 03/06/2014 ±	13,094

			60,097

		Finance — 6.7%
		Amerigroup Corp.
	8,685	4.50%, 03/26/2012 ± *	8,185
		Ashtead Group plc
	11,525	4.50%, 08/21/2011 ±	10,891
		BNY Convergex Group LLC
	3,074	1.50%, 09/30/2013 ◊ *	2,867
	2,192	5.73%, 09/30/2013 ±	2,044
		BNY Convergex Group LLC & EZE Castle Software
	8,214	5.81%, 08/30/2013 ± *	7,660
		Brickman Group Holdings, Inc.
	6,925	4.80%, 01/24/2014 ±	6,267
		Buckeye Check Cashing, Inc.
	8,624	5.56%, 05/01/2012 ⌂ ±	4,657
		Chrysler Financial Services NA
	19,125	6.78%, 08/03/2012 ±	15,710
		Community Health Systems, Inc., Delayed Draw Term Loan
	777	1.00%, 07/02/2014 ◊ *	733
		Community Health Systems, Inc., Term Loan B
	15,188	4.85%, 07/02/2014 ±	14,330
		Conseco, Inc.
	3,026	4.46%, 06/22/2010 ±	2,648
		Covanta Holding Corp.
	5,929	4.08%, 02/09/2014 ◊	5,623
	11,890	4.24%, 02/09/2014 ±	11,276
		Crescent Resources LLC
	19,596	5.96%, 09/07/2012 ±	12,607
		Dollar Financial Corp., Delayed Draw Term Loan
	1,873	5.56%, 10/30/2012 ±	1,630
		Dollar Financial Corp., Term Loan
	2,548	5.56%, 10/30/2012 ±	2,217
		FSB Holdings, Inc.
	3,474	4.94%, 09/29/2013 ±	3,161
	500	8.44%, 03/29/2014 ±	430
		Golden Gate National
	4,516	5.21%, 03/14/2011 ±	4,222
		HMSC Corp.
	3,950	5.04%, 04/03/2014 ⌂ ±	2,864
		Hub International Holdings, Inc., Delayed Draw Term Loan
	1,636	4.54%, 06/12/2014 ± *	1,498
		Hub International Holdings, Inc., Term Loan
	7,279	5.30%, 06/14/2014 ±	6,665
		Kar Holdings, Inc.
	5,025	5.06%, 10/17/2013 ±	4,501
		Landsource Holding Co. LLC
	8,270	8.75%, 02/26/2013 ☼ ±	5,546
		LNR Properties Corp., Term Loan A1
	6,160	6.03%, 06/29/2009 ±	4,866
		LNR Properties Corp., Term Loan B
	18,480	6.03%, 06/29/2011 ±	14,761
		November Land Investors LLC
	1,500	10.71%, 05/09/2012 ⌂ ±	375
		Realogy Corp.
	10,873	5.46%, 10/05/2014 ±	8,776
		Realogy Corp., Letter of Credit
	2,927	5.31%, 10/05/2013 ◊	2,363
		Rent-A-Center, Inc.
	9,658	3.82%, 10/26/2012 ±	9,236
		Sedgwick CMS Holdings, Inc.
	7,571	5.05%, 01/31/2013 ±	7,173
		TransFirst Holdings, Inc.
	4,950	5.56%, 06/12/2014 ±	4,331
	1,000	6.00%, 06/12/2015 ±	850

			190,963

		Health Care — 9.7%
		Advanced Medical Optics, Inc.
	10,892	4.52%, 04/02/2014 ±	9,980
		AGA Medical Corp.
	6,408	4.71%, 04/26/2013 ±	6,024
		Carestream Health, Inc.
	11,923	4.75%, 04/12/2013 ±	10,537
	1,500	7.96%, 10/12/2013 ±	1,035
		Carl Zeiss
	5,718	5.14%, 03/14/2014 ±	4,079
EUR	2,500	8.73%, 03/14/2014 ±	2,554
		Center for Diagnostic Imaging
	4,845	6.31%, 12/31/2010 ⌂ ±	4,458
		DJO Finance LLC
	6,965	5.62%, 04/07/2013 ±	6,721
		Generics International, Inc.
	2,985	6.30%, 11/19/2014 ⌂ ±	2,761
		HCA, Inc.
	19,444	5.05%, 11/17/2013 ±	18,278

46

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

	Health Care (continued)
	Health Management Associates, Inc.
$11,188	4.55%, 02/12/2014 ±	$10,322
	Healthcare Partners LLC
9,995	4.21%, 10/20/2013 ±	9,520
	HealthSouth Corp.
7,363	5.29%, 03/07/2013 ±	6,929
	IASIS Healthcare Capital Corp.
1,145	4.36%, 03/15/2014 ◊	1,068
16,699	4.46%, 01/15/2014 — 03/15/2014 ±	15,582
5,363	8.04%, 06/15/2014 ± *	4,639
	Invacare Corp.
1,934	4.97%, 02/07/2013 ±	1,794
	Inverness Medical Innovation, Inc.
5,940	4.81%, 06/27/2014 ±	5,650
1,000	7.06%, 06/26/2015 ±	940
	LifePoint Hospitals, Inc.
15,726	4.27%, 04/15/2012 ± ‡	15,176
	Multiplan Corp., Term Loan B
7,221	5.00%, 04/12/2013 ±	6,833
	Multiplan Corp., Term Loan C
2,493	5.00%, 04/12/2013 ±	2,359
	National Mentor
397	4.44%, 06/27/2013 ◊	342
6,476	4.81%, 06/27/2013 ±	5,585
	National Renal Institutes, Inc.
13,186	5.05%, 03/31/2013 ±	11,867
	Orthofix Holdings, Inc.
8,307	4.56%, 09/22/2013 ±	7,684
	Pharmaceutical Product Development, Inc.
1,382	5.71%, 01/29/2012 ±	1,319
	Psychiatric Solutions, Inc.
8,932	4.26%, 07/01/2012 ±	8,452
	Quintiles Transnational Corp.
6,827	4.81%, 03/31/2013 ±	6,486
	Renal Advantage, Inc.
3,688	5.28%, 10/05/2012 ±	3,430
	Rite Aid Corp.
10,973	4.22%, 06/01/2014 ±	9,532
4,000	6.00%, 06/04/2014 ±	3,657
	Select Medical Corp., Term Loan B
9,679	4.68%, 02/24/2012 ±	8,977
	Select Medical Corp., Term Loan B Add-On
1,976	4.68%, 02/24/2012 ±	1,833
	Skilled Healthcare Group, Inc.
4,902	5.00%, 06/15/2012 ±	4,534
	Sun Healthcare Group, Inc.
873	4.70%, 04/19/2014 ◊	812
3,865	4.73%, 04/12/2014 ±	3,595
540	4.91%, 04/19/2014 ±	502
	Surgical Care Affiliates LLC
5,940	5.06%, 12/29/2014 ±	5,168
	United Surgical Partners International
1,532	4.21%, 04/19/2014 ± *	1,379
7,868	4.80%, 04/19/2014 ±	7,081
	Vanguard Health Holdings Co. II LLC
14,330	5.05%, 09/23/2011 ±	13,766
	Varietal Distribution Merger Sub., Inc.
6,080	4.96%, 06/29/2014 ±	5,495
	Viant Holdings, Inc.
13,365	5.05%, 06/25/2014 ±	11,561
	Warner Chilcott Corp.
3,488	4.70%, 01/18/2012 ±	3,366
822	4.80%, 01/18/2012 ±	794
	Youth & Family Centered Services, Inc.
2,242	6.87%, 07/10/2013 ⌂ ±	2,062

		276,518

	Services — 25.5%
	24 Hour Fitness Worldwide, Inc.
5,870	4.97%, 06/08/2012 ±	5,532
	Acosta, Inc.
9,315	4.72%, 12/06/2012 ±	8,694
	Advanstar Holdings Corp.
12,870	5.05%, 06/01/2014 ±	9,685
2,000	7.80%, 12/01/2014 ⌂ ±	1,240
	Advantage Sales & Marketing, Inc.
15,658	4.56%, 03/29/2013 ±	14,614
	Affinion Group, Inc.
14,049	5.17%, 10/07/2012 ±	13,399
	Allied Waste Industries, Inc.
9,460	3.99%, 01/15/2012 ◊	9,277
1,289	4.23%, 01/15/2012 ±	1,263
	AMC Entertainment, Inc.
5,855	4.21%, 01/26/2013 ±	5,490
	Bresnan Communications LLC
8,000	4.98%, 09/29/2013 ±	7,580
	Brock Holdings III, Inc.
3,525	4.63%, 02/21/2014 ±	3,314
	Cardinal Logistics Management
5,489	6.21%, 09/23/2013 ⌂ ±	4,556
	Carmike Cinemas, Inc.
7,596	6.31%, 05/19/2012 ±	7,368
1,864	6.47%, 09/29/2011 ±	1,808
	Casella Waste Systems, Inc.
4,431	4.40%, 04/28/2010 ±	4,298
	Cebridge Communications LLC
9,901	4.78%, 11/05/2013 ±	9,193
10,000	7.37%, 05/05/2014 ±	8,717
	Cedar Fair L.P.
5,701	4.46%, 07/21/2013 ±	5,369
6,865	4.48%, 06/12/2012 ±	6,316
	Cengage
13,895	4.96%, 06/27/2014 ±	12,278
	Centaur LLC
763	4.00%, 10/30/2012 ± *	660
3,587	6.80%, 10/30/2012 ±	3,103
2,020	7.50%, 10/30/2013 ⌂ ±	1,576
	Citadel Broadcasting Corp.
18,000	4.25%, 06/08/2014 ±	14,640
	Clarke American Corp.
18,800	5.30%, 02/28/2014 ±	15,498
	CMP Susquehanna Corp.
12,676	4.49%, 03/24/2013 ±	10,151

47

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

	Services (continued)
	CSC Holdings, Inc.
$12,868	4.21%, 03/24/2013 ±	$12,170
	Cumulus Media, Inc.
16,468	4.21%, 06/01/2014 ±	14,080
	CW Media Holdings, Inc.
7,940	6.05%, 02/15/2015 ±	7,563
	Dex Media West LLC
8,000	4.47%, 10/24/2014 ±	7,638
	Emdeon Business Services LLC
7,143	4.81%, 11/16/2013 ±	6,714
4,000	7.81%, 05/16/2014 ±	3,720
	Energy Solutions, LLC, Add-On Letter of Credit
1,514	5.05%, 06/07/2013 ±	1,473
	Energy Solutions, LLC, LC Facility
209	4.71%, 06/07/2013 ◊ *	204
	Energy Solutions, LLC, Term Loan B
3,266	5.47%, 06/07/2013 ± *	3,176
	Energy Solutions, LLC, Term Loan B2
1,567	5.47%, 06/07/2013 ± *	1,524
	F & W Publications, Inc.
7,022	5.02%, 08/05/2012 ±	5,126
1,478	5.06%, 08/05/2012 ±	1,079
4,500	7.05%, 08/05/2012 ⌂ ±	2,025
	Fender Musical Instruments Corp.
1,648	5.06%, 06/06/2014 ±	1,508
832	5.17%, 06/06/2014 ±	761
	Golden Nugget, Inc.
1,455	4.41%, 06/22/2014 ◊ *	1,255
2,545	4.47%, 06/22/2014 ±	2,195
3,750	5.72%, 12/31/2014 ±	2,325
	Gray Television, Inc.
13,469	4.29%, 12/31/2014 ±	11,505
	Greektown Holdings LLC, Incremental Term Loan
2,103	7.44%, 12/03/2012 ◊ *	1,942
	Greektown Holdings LLC, Term Loan B
2,590	7.44%, 12/03/2012 ¤ ± *	2,392
	Green Valley Ranch Gaming LLC
2,853	4.70%, 02/09/2014 ±	2,297
6,560	5.89%, 02/09/2014 ⌂ ±	3,854
	Greenwood Racing, Inc.
8,386	4.72%, 11/14/2011 ±	7,799
	Harrah’s Entertainment, Inc.
6,995	5.80%, 01/28/2015 ± *	6,177
	Hit Entertainment, Inc.
1,475	4.79%, 08/26/2012 ±	1,294
	Idearc, Inc.
17,628	4.79%, 11/17/2014 ±	13,065
	inVentiv Health, Inc., Term Loan B
10,779	4.56%, 07/05/2014 ±	10,052
	Lake At Las Vegas Joint Venture LLC, First Lien Term Loan
5,543	0.00%, 02/01/2010 ☼ ⌂ ◊	1,247
	Lake At Las Vegas Joint Venture LLC, Revolver
735	0.00%, 06/20/2012 ☼ ⌂ ◊	165
	Las Vegas Sands Corp., Delayed Draw Term Loan 1
4,391	4.56%, 05/23/2014 ±	3,788
	Las Vegas Sands Corp., Delayed Draw Term Loan 2
2,000	0.50%, 05/23/2013 ◊ *	1,725
	Las Vegas Sands Corp., Term Loan B
17,868	4.56%, 05/23/2014 ±	15,415
	LBI Media, Inc.
10,544	3.96%, 05/01/2012 ±	8,963
	Medianews Groups, Inc.
4,920	5.50%, 08/02/2013 ± *	4,010
	Metavante Corp.
4,988	4.62%, 10/31/2014 ±	4,732
	MGM Holdings II, Inc.
3,572	6.05%, 04/08/2012 ±	2,778
	MGM Mirage, Inc.
19,000	3.49%, 10/03/2011 ±	17,045
	Nelson Education
5,955	5.30%, 07/05/2014 ⌂ ±	5,240
	NEP Supershooters L.P.
7,900	5.05%, 02/13/2014 ±	7,110
	New World Gaming Partners Ltd.
4,000	8.28%, 03/31/2015 ±	2,510
	New World Gaming Partners Ltd.,
	Delayed Draw Term Loan
167	5.28%, 09/30/2014 ±	143
	New World Gaming Partners Ltd., First Lien Term Loan
829	5.28%, 09/30/2014 ±	711
	Penton Media, Inc.
7,406	5.04%, 02/06/2013 ±	5,943
4,000	7.80%, 02/06/2014 ±	2,780
	Philosophy, Inc.
6,504	4.47%, 03/15/2014 ±	5,675
	Pinnacle Foods
24,250	5.43%, 03/30/2014 ±	22,113
	PITG Gaming Investor Holdings LLC
6,600	13.00%, 12/13/2008 ±	5,940
	R.H. Donnelley, Inc.
7,612	6.71%, 06/30/2011 ±	7,217
8,092	6.75%, 06/30/2011 ±	7,647
	Raycom TV Broadcasting, Inc.
14,229	4.00%, 07/27/2013 ±	12,806
	Readers Digest Association, Inc.
5,000	3.47%, 03/02/2013 ± *	4,225
18,224	4.61%, 03/02/2014 ±	15,263
	Regal Cinemas, Inc.
17,931	4.30%, 10/27/2013 ±	16,896
	Sabre, Inc.
16,380	4.66%, 09/30/2014 ±	12,817
	Sensata Technologies
17,990	4.54%, 04/21/2013 ±	15,651
	Sheridan Group, Inc.
10,885	5.29%, 06/15/2014 ±	9,592
2,000	8.54%, 06/15/2015 ⌂ ±	1,660
	Sirius Satellite Radio, Inc.
14,391	5.43%, 09/01/2012 ±	13,096

48

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

	Services (continued)
	Six Flags, Inc.
$8,293	5.25%, 04/30/2015 ±	$7,022
	Southern Graphic Systems, Delayed Draw Term Loan
989	5.31%, 12/30/2011 ⌂ ±	910
	Southern Graphic Systems, Term Loan
1,950	5.31%, 12/30/2011 ⌂ ±	1,794
	Spanish Broadcasting System, Inc.
19,505	4.56%, 06/10/2012 ⌂ ±	15,214
	SunGard Data Systems, Inc.
13,674	4.51%, 02/28/2014 ±	12,893
	Synagro Technologies, Inc.
3,960	4.68%, 03/28/2014 ±	3,326
2,000	7.44%, 09/28/2014 ±	1,340
	Telesat Canada
11,537	3.94%, 09/01/2014 ±	10,990
932	4.34%, 09/01/2014 ± *	888
	Town Sports International Holdings, Inc.
5,930	4.25%, 02/27/2014 ±	4,981
	Transaction Network Services, Inc.
4,255	4.46%, 05/10/2013 ±	3,967
	Tribune Co.
9,692	5.54%, 06/04/2014 ±	6,881
10,967	5.79%, 05/18/2009 ±	10,618
	United Site Services, Inc.
1,800	7.05%, 06/29/2013 ±	1,350
	Universal City Development
4,776	5.69%, 06/09/2011 ±	4,717
	Univision Communications
5,394	4.96%, 03/16/2009 ±	5,124
8,000	5.03%, 09/16/2014 ±	6,508
	UPC Financing Partnership
15,500	4.22%, 12/31/2014 ±	14,480
	Venetian Macau Ltd., Incremental Term Loan B
4,167	5.06%, 04/06/2012 ◊ *	4,022
	Venetian Macau Ltd., Term Loan
2,702	5.06%, 04/06/2013 ◊ *	2,608
	Vertafore, Inc.
3,456	5.14%, 04/18/2013 ±	3,232
	West Corp.
22,192	4.95%, 10/23/2013 ±	19,851
	WideOpenWest Finance LLC
16,000	5.23%, 07/01/2014 ±	14,160
5,167	9.50%, 06/29/2015 ⌂ ± *	4,185
	Wynn Resorts Ltd.
7,500	4.21%, 06/01/2014 ±	6,712
	Yell Group plc
3,000	4.46%, 02/10/2013 ±	2,604
	Yonkers Racing Corp.
4,248	10.50%, 08/12/2011 ±	4,184

		729,996

	Technology — 12.4%
	Acxiom Corp.
2,424	4.56%, 09/13/2012 ±	2,346
	Alaska Communication Systems Holdings, Inc., Incremental Term Loan
2,190	4.55%, 02/01/2012 ±	2,064
	Alaska Communication Systems
	Holdings, Inc., Term Loan
8,495	4.55%, 02/01/2012 ±	8,006
	Alltel Corp.
10,972	5.56%, 05/16/2015 ±	10,844
	Aspect Software, Inc.
3,770	5.81%, 09/22/2012 ±	3,484
	Canwest MediaWorks L.P.
4,940	4.65%, 07/10/2014 ±	4,582
	Caribe Information Investment, Inc.
11,813	4.72%, 03/29/2013 ±	10,455
	Charter Communications Operating LLC
22,953	4.80%, 04/28/2013 ±	20,107
	Cinram International
6,656	4.78%, 05/05/2010 ±	5,441
	Crown Castle Operating Co.
6,387	4.30%, 03/06/2014 ±	5,967
	DaVita, Inc.
2,015	3.97%, 10/05/2011 ± ‡	1,884
2,501	4.10%, 10/05/2012 ±	2,404
	Dresser, Inc.
12,618	4.97%, 05/04/2014 ±	12,073
	Fleetcor Technologies Operating Co.
	LLC, Delayed Draw Term Loan
2,291	4.73%, 04/30/2013 ±	2,153
	Fleetcor Technologies Operating Co.
	LLC, Term Loan B
6,486	4.74%, 04/30/2013 ±	6,097
	Freescale Semiconductor, Inc.
15,760	4.22%, 11/28/2013 ±	14,180
	Gatehouse Media Operating, Inc.
18,847	4.65%, 08/05/2014 ±	11,631
5,713	4.79%, 08/05/2014 ±	3,525
	Hawaiian Telecom Communications, Inc.
13,808	5.30%, 06/01/2014 ±	10,971
	Infor Global Solutions
2,990	5.50%, 07/08/2012 — 03/02/2014 ±	1,968
3,000	9.05%, 07/28/2014 ±	1,837
	Infor Global Solutions, Delayed Draw
	Term Loan
1,287	6.55%, 07/28/2012 ± *	1,070
	Infor Global Solutions, U.S. Term Loan
4,467	6.55%, 07/28/2012 ± *	3,708
	Intelsat Bermuda Ltd., Term Loan B 2A
5,379	5.29%, 01/03/2014 ± *	5,061
	Intelsat Bermuda Ltd., Term Loan B 2B
5,377	5.29%, 01/03/2014 ± *	5,059
	Intelsat Bermuda Ltd., Term Loan B 2C
5,377	5.29%, 01/03/2014 ± *	5,059
	Intesat Ltd.
3,439	5.29%, 07/03/2012 ±	3,288
	IPC Systems, Inc.
17,815	5.05%, 05/31/2014 ±	13,250
	Kronos, Inc.
6,861	5.05%, 06/12/2014 ±	6,226
	Leap Wireless International, Inc.
7,845	6.50%, 06/15/2013 ±	7,677

49

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

	Technology (continued)
	Level 3 Communications Corp.
$16,941	4.94%, 03/01/2014 ±	$15,378
	Marvell Technology Group Ltd.
8,051	4.96%, 11/06/2009 ±	7,890
	Mediacom Broadband LLC
8,000	6.50%, 01/03/2016 ±	7,940
	Mediacom Broadband LLC, Term Loan D1
13,450	4.22%, 01/31/2015 ±	12,329
	Mediacom Broadband LLC, Term Loan D2
7,343	4.22%, 01/31/2015 ±	6,774
	Mediacom LLC
1,900	3.72%, 09/30/2012 ±	1,795
6,853	4.22%, 01/31/2015 ±	6,279
	MetroPCS Wireless, Inc.
16,151	4.99%, 11/02/2013 ±	15,378
	National Cinemedia, Inc.
11,000	4.54%, 02/13/2015 ±	9,955
	Ntelos, Inc.
15,324	5.27%, 08/24/2011 ±	15,011
	One Communications Corp.
8,127	6.81%, 06/30/2012 ±	7,284
	PAETEC Holding Corp.
5,134	5.05%, 02/09/2013 ±	4,925
	RCN Corp.
12,473	5.06%, 04/19/2014 ±	11,132
	Reynolds & Reynolds Co.
9,665	4.80%, 10/24/2012 ±	8,953
	Time Warner Telecom Holdings, Inc.
10,343	4.47%, 07/01/2013 ±	9,903
	Verint Systems, Inc.
13,262	5.87%, 05/23/2014 ±	12,002
	Virgin Media Dover LLC
5,329	4.80%, 09/03/2012 ±	5,136
	Wind Acquisitions Holdings Finance S.A.
6,005	10.04%, 12/12/2011 ± *	5,645

		356,126

	Transportation — 2.7%
	Delta Air Lines, Inc.
4,950	4.46%, 04/25/2012 ±	4,079
	Jacobson Cos.
3,960	4.99%, 06/19/2014 ⌂ ±	2,976
	Kenan Advantage Group
5,691	5.80%, 12/16/2011 ±	5,179
	Louis US Holdco, Inc.
2,501	5.46%, 11/04/2013 ±	2,301
828	5.70%, 11/04/2013 ◊	762
	MacQuarie Aircraft Leasing Finance S.A.
18,949	4.15%, 11/29/2013 ⌂ ± *	18,002
4,984	6.65%, 11/29/2013 ⌂ ±	4,585
	Northwest Airlines Corp.
12,315	4.46%, 08/21/2013 ±	9,656
	RailAmerica Transportation, Canadian Term Loan
1,034	6.79%, 06/30/2009 ±	1,028
	RailAmerica Transportation, U.S. Term Loan
15,966	6.79%, 06/30/2009 ±	15,886
	United Air Lines, Inc.
6,499	4.57%, 02/01/2014 ±	4,710
	US Airways Group, Inc.
13,365	4.96%, 03/23/2014 ±	8,732

		77,896

	Utilities — 4.8%
	Astoria Generating Co. Acquisitions LLC
9,500	6.56%, 08/23/2013 ±	9,001
	Atlas Pipeline Partners L.P.
10,000	4.97%, 07/27/2014 ±	9,758
	Calpine Corp.
15,626	5.69%, 03/29/2014 ±	14,669
	Dynegy Holdings, Inc., Letter of Credit
15,896	3.96%, 03/30/2013 ±	14,704
	Dynegy Holdings, Inc., Term Loan
1,093	3.96%, 03/30/2013 ±	1,017
	Kgen LLC, Letter of Credit
3,274	7.13%, 02/01/2014 ±	3,094
	Kgen LLC, Term Loan B
5,375	4.56%, 02/01/2014 ±	5,079
	Mirant North America LLC
7,807	4.21%, 01/03/2013 ±	7,528
	NRG Energy, Inc.
11,054	4.30%, 06/08/2013 ±	10,536
12,787	4.50%, 02/01/2013 ± *	12,183
	Reliant Energy, Inc.
13,600	4.23%, 03/31/2014 ◊	13,056
	Texas Competitive Electric Holdings Co. LLC
13,895	6.24%, 10/12/2014 ±	13,008
13,895	6.26%, 10/24/2014 ±	13,045
	TPF Generation Holdings LLC
3,715	4.80%, 12/21/2013 ±	3,559
7,000	7.06%, 12/21/2014 ±	6,258
	TPF Generation Holdings LLC, Letter of Credit
753	4.70%, 12/21/2013 ◊	721
	TPF Generation Holdings LLC, Revolver
236	4.70%, 12/21/2011 ◊	226

		137,442

	Total senior floating rate interests:
	non-investment grade (Cost $2,880,529)	$2,571,972

Shares
COMMON STOCK — 0.0%
	Utilities — 0.0%
4	Calpine Corp. ●	$66

	Total common stock (Cost $ — )	$66

	Total long-term investments (Cost $3,035,331)	$2,704,762

50

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS — 5.6%
	Finance — 4.0%
	BNP Paribas Finance
$30,000	2.15%, 08/01/2008	$29,998
	Greenwich Capital Holdings
26,650	2.15%, 08/01/2008	26,649
	Rabobank USA
29,300	2.16%, 08/01/2008	29,298
	Societe Generale NA
28,300	2.09%, 08/01/2008	28,298

		114,243

Shares
Investment Pools and Funds — 0.2%
5,789	State Street Bank Money Market Fund	5,789

Principal
Amount
	Repurchase Agreements — 1.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $13,672, collateralized by U.S. Treasury Bond 5.38% — 8.25%, 2020 — 2031, value of $14,060)
$13,671	2.05% dated 07/31/2008		$13,671
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $13,672, collateralized by U.S. Treasury Note 4.25%, 2014, value of $14,056)
13,671	2.00% dated 07/31/2008		13,671
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $13,546, collateralized by U.S. Treasury Bond 5.25% — 7.13%, 2023 — 2029, value of $13,841)
13,546	2.03% dated 07/31/2008		13,546

			40,888

	Total short-term investments (Cost $160,920)		$160,920

	Total investments (Cost $3,196,251) ▲	100.0%	$2,865,682
	Other assets and liabilities	0.0%	(755)

	Total net assets	100.0%	$2,864,927

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.36% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $3,197,989 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,147
Unrealized Depreciation	(333,454)

Net Unrealized Depreciation	$(332,307)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $175, which represents 0.01% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2008.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

☼	Debt security in default due to bankruptcy.

☼	The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $8,231, which represents 0.29% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $39,592.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2008.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. EUR — Euro

51

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
06/2007	2,000	Advanstar Holdings Corp., 7.80%, 12/01/2014	$2,000
04/2007	2,600	Bayview Financial Acquisition Trust, 4.61%, 05/28/2037	2,600
04/2006 -	8,624	Buckeye Check Cashing, Inc., 5.56%, 05/01/2012
05/2008			8,284
03/2007 -	5,489	Cardinal Logistics Management 6.21%, 09/23/2013,
04/2008			5,369
10/2007	2,020	Centaur LLC, 7.50%, 10/30/2013	1,985
09/2006 -	4,845	Center for Diagnostic Imaging, 6.31%, 12/31/2010
04/2008			4,629
03/2007 -	4,500	F & W Publications, Inc., 7.05%, 08/05/2012
08/2007			4,489
11/2007	2,985	Generics International, Inc., 6.30%, 11/19/2014	2,955
03/2007	16,994	Goldman Sachs Mortgage Securities Corp., 3.96%, 02/01/2009 — Reg D	16,994
02/2007	6,560	Green Valley Ranch Gaming LLC, 5.89%, 02/09/2014	6,592
04/2007	5,000	Helios Finance L.P., 4.83%, 10/20/2014 — 144A	5,000
04/2007	3,950	HMSC Corp., 5.04%, 04/03/2014	3,954
06/2007	3,960	Jacobson Cos., 4.99%, 06/19/2014	3,960
06/2007 -	5,543	Lake At Las Vegas Joint Venture LLC, First Lien Term Loan, 0.00%, 02/01/2010
12/2007			5,514
06/2007	735	Lake At Las Vegas Joint Venture LLC, Revolver, 0.00%, 06/20/2012	729
03/2007 -	24,316	Levi Strauss & Co., 4.71%, 03/09/2014
05/2007			24,194
04/2008	1,000	LPL Holdings, Inc., 10.75%, 12/15/2015 — 144A	983
03/2007 -	18,949	MacQuarie Aircraft Leasing Finance S.A., 4.15%, 11/29/2013
05/2007			18,949
03/2007	4,984	MacQuarie Aircraft Leasing Finance S.A., 6.65%, 11/29/2013	4,984
03/2007	4,215	Mother’s Work, Inc., 5.21%, 03/09/2013	4,215
07/2007	5,955	Nelson Education, 5.30%, 07/05/2014	5,940
07/2007	1,500	November Land Investors LLC, 10.71%, 05/09/2012	1,511
09/2007	4,466	Scitor Acquisition Corp., 6.72%, 09/26/2014	4,422
06/2007	2,000	Sheridan Group, Inc., 8.54%, 06/15/2015	2,000
03/2007	989	Southern Graphic Systems, Delayed Draw Term Loan, 5.31%, 12/30/2011	989
12/2005	1,950	Southern Graphic Systems, Term Loan, 5.31%, 12/30/2011	1,950
06/2006 -	19,505	Spanish Broadcasting System, Inc., 4.56%, 06/10/2012
04/2007			19,517
10/2006 -	6,288	Sports Authority, Inc., 5.06%, 04/25/2013
05/2007			6,289
03/2007	4,453	Structured Asset Securities Corp., 4.96%, 02/25/2037	4,371
11/2005 -	10,416	Targus Group International, 6.56%, 11/22/2012
06/2007			10,361
06/2008	5,002	Turbo Beta Ltd., 14.50%, 03/12/2018	5,002
03/2007	4,363	Wells Fargo Home Equity Trust, 4.71%, 03/25/2037	4,172
06/2007 -	5,167	WideOpenWest Finance LLC, 9.50%, 06/29/2015
07/2008			4,994
07/2006	2,242	Youth & Family Centered Services, Inc., 6.87%, 07/10/2013	2,242

The aggregate value of these securities at July 31, 2008 was $152,342 which represents 5.32% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

52

The Hartford Fundamental Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.8%
	Basic Materials — 5.4%
9	Alcoa, Inc. ▼	$293
6	ArcelorMittal ADR ▼	551
22	Companhia Vale do Rio Doce ADR	646
11	Freeport-McMoRan Copper & Gold, Inc.	1,103
2	Potash Corp. of Saskatchewan, Inc.	490

		3,083

	Capital Goods — 5.9%
22	ABB Ltd. ADR	574
9	Caterpillar, Inc. ▼	640
13	Honeywell International, Inc.	671
8	National Oilwell Varco, Inc. ●	637
18	Terex Corp. ● ▼	852

		3,374

	Consumer Cyclical — 7.6%
23	Coach, Inc. ● ▼	589
21	Gymboree Corp. ● ▼	774
29	Kohl’s Corp. ● ▼	1,224
17	NIKE, Inc. Class B	1,015
32	Staples, Inc.	727

		4,329

	Consumer Staples — 3.9%
12	PepsiCo, Inc.	792
13	Philip Morris International, Inc.	677
11	Procter & Gamble Co.	733

		2,202

	Energy — 11.6%
17	Apache Corp.	1,862
5	Devon Energy Corp.	484
5	EOG Resources, Inc. ▼	483
13	Halliburton Co. ▼	592
5	Hess Corp.	466
15	Marathon Oil Corp.	717
13	Noble Corp.	654
5	Schlumberger Ltd.	528
6	Transocean, Inc. ▼	807

		6,593

	Finance — 9.7%
17	Aflac, Inc.	929
50	Banco Itau Holding Financeira S.A. ▼	1,065
10	Bank of America Corp.	313
34	Invesco Ltd.	780
23	Morgan Stanley	892
29	Wellpoint, Inc. ●	1,542

		5,521

	Health Care — 16.3%
16	Abbott Laboratories	873
13	Amgen, Inc. ● ▼	821
19	AstraZeneca plc ADR ▼	922
25	Coventry Health Care, Inc. ● ▼	884
16	Covidien Ltd. ▼	808
34	CVS/Caremark Corp.	1,241
17	Elan Corp. plc ADR ●	331
6	Genentech, Inc. ●	581
9	Genzyme Corp. ●	721
10	Johnson & Johnson ▼	657
11	Medtronic, Inc. ▼	565
19	St. Jude Medical, Inc. ●	890

		9,294

	Services — 4.0%
28	Accenture Ltd. Class A	1,186
11	Manpower, Inc. ▼	513
5	Priceline.com, Inc. ● ▼	575

		2,274

	Technology — 31.0%
6	Apple, Inc. ●	986
31	AT&T, Inc.	955
70	Cisco Systems, Inc. ●	1,528
64	Corning, Inc.	1,285
26	General Electric Co.	747
2	Google, Inc. ●	805
35	Hewlett-Packard Co.	1,546
19	Infosys Technologies Ltd. ADR	752
27	Intel Corp.	588
10	International Business Machines Corp.	1,331
61	Microsoft Corp.	1,574
13	NII Holdings, Inc. Class B ● ▼	716
40	Nokia Corp.	1,090
66	Oracle Corp. ●	1,412
16	Qualcomm, Inc.	858
8	Research In Motion Ltd. ●	1,032
8	Thomas & Betts Corp. ● ▼	348
3	Tyco International Ltd.	111

		17,664

	Transportation — 1.0%
8	Norfolk Southern Corp. ▼	575

	Utilities — 1.4%
10	Exelon Corp.	778

	Total common stock (Cost $55,861)	$55,687

Principal
Amount
SHORT-TERM INVESTMENTS — 25.0%
	Repurchase Agreements — 3.5%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $4, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $4)
$4	2.03% dated 07/31/2008	$4
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $139, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $141)
139	2.21% dated 07/31/2008	139
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $868, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $885)
868	2.20% dated 07/31/2008	868

53

The Hartford Fundamental Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $142, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $145)

$142	2.20% dated 07/31/2008	$142
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $804, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $820)
804	2.19% dated 07/31/2008	804
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $28, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $28)
28	2.16% dated 07/31/2008	28

		1,985

Shares
	Securities Purchased with Proceeds from Security Lending — 21.5%
	Cash Collateral Reinvestment Fund:
12,265	Navigator Prime Portfolio		12,265
	Total short-term investments (Cost $14,250)		$14,250
	Total investments (Cost $70,111) ▲	122.8%	$69,937
	Other assets and liabilities	(22.8)%	(12,987)

	Total net assets	100.0%	$56,950

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.09% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $70,185 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,369
Unrealized Depreciation	(3,617)

Net Unrealized Depreciation	$(248)

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

54

The Hartford Global Communications Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 89.8%
	Argentina — 0.7%
23	Telecom de Argentina ADR ●	$303

	Brazil — 7.1%
60	Brasil Telecom S.A. ADR	2,127
32	Tele Norte Leste Participacoes S.A. ADR	758

		2,885

	Canada — 0.8%
9	Telus Corp.	330

	Egypt — 3.6%
13	Mobinil-Egyptian Mobile Service	379
21	Orascom Telecom Holding SAE GDR ▼	1,100

		1,479

	France — 4.8%
62	France Telecom S.A.	1,963

	Germany — 4.4%
104	Deutsche Telekom AG	1,801

	Indonesia — 2.4%
30	P.T. Telekomunikasi Indonesia ADR ▼	986

	Israel — 4.0%
15	Cellcom Israel Ltd.	511
51	Partner Communications Co., Ltd. ADR ▼	1,111

		1,622

	Italy — 2.9%
865	Telecom Italia S.p.A.	1,168

	Luxembourg — 5.1%
27	Millicom International Cellular S.A.	2,097

	Mexico — 1.5%
12	America Movil S.A.B de C.V. ADR	611

	Norway — 6.8%
183	Telenor ASA	2,757

	Russia — 10.8%
44	AFK Sistema GDR	1,171
20	Mobile Telesystems OJSC ADR	1,421
72	Vimpel-Communications ADR	1,819

		4,411

	South Africa — 4.9%
117	MTN Group Ltd.	2,002

	Spain — 8.5%
44	Telefonica S.A. ADR	3,455

	Turkey — 4.4%
92	Turkcell Iletisim Hizmetleri A.S. ADR	1,774

	United States — 17.1%
21	American Tower Corp. Class A ●	860
9	Atlantic Tele-Network, Inc.	269
18	Equinix, Inc. ● ▼	1,481
62	NII Holdings, Inc. Class B ●	3,411
59	TW Telecom, Inc. ●	949

		6,970

	Total common stock (Cost $36,076)	$36,614

WARRANTS — 2.8%
	India — 2.8%
62	Citigroup Global Certificate — Bharti Televentures ⌂	$1,158

	Total warrants (Cost $684)	$1,158

PREFERRED STOCK — 6.1%
	Brazil — 6.1%
14	Telecomunicacoes de Sao Paulo S.A. ADR ▼	$421
35	Telemar Norte Leste S.A.	2,071

	Total preferred stock (Cost $1,292)	$2,492

	Total long-term investments (Cost $38,052)	$40,264

Principal
Amount
SHORT-TERM INVESTMENTS — 10.1%
	Repurchase Agreements — 1.1%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $1)
$1	2.03% dated 07/31/2008	$1
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $32, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $32)
32	2.21% dated 07/31/2008	32
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $197, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 - 2038, value of $201)
197	2.20% dated 07/31/2008	197

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $32, collateralized by FHLMC 4.50% - 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 - 2038, value of $33)

32	2.20% dated 07/31/2008	32
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $183, collateralized by FNMA 4.50% - 7.00%, 2021 — 2038, value of $186)
183	2.19% dated 07/31/2008	183

55

The Hartford Global Communications Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
$6	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $6, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $6) 2.16% dated 07/31/2008		$6

			451

Shares
	Securities Purchased with Proceeds from Security Lending — 9.0%
	Cash Collateral Reinvestment Fund:
3,653	Goldman Sachs FS Prime Obligation/Institutional Fund		3,653

	Total short-term investments (Cost $4,104)		$4,104

	Total investments (Cost $42,156) ▲	108.8%	$44,368
	Other assets and liabilities	(8.8)%	(3,600)

	Total net assets	100.0%	$40,768

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 81.67% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $42,805 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,385
Unrealized Depreciation	(3,822)

Net Unrealized Appreciation	$1,563

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
08/2005 – 01/2008	62	Citigroup Global Certificate - Bharti Televentures - 144A	$684

The aggregate value of these securities at July 31, 2008 was $1,158 which represents 2.84% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of July 31, 2008

Percentage of
Industry	Net Assets
Internet Providers & Web Search Portal	3.6%

Other Telecommunications	30.6

Telecommunication Resellers	8.5

Wired Telecommunications Carriers	10.2

Wireless Communications Services	13.4

Wireless Telecommunications Carriers	32.4

Short-Term Investments	10.1

Other Assets and Liabilities	(8.8)

Total	100.0%

56

The Hartford Global Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 95.7%
	Argentina — 0.0%
—	Telecom de Argentina ADR ●	$4

	Australia — 1.2%
1	BHP Billiton Ltd. ADR	49
5	Cockatoo Ridge Wines	—
—	Incitec Pivot Ltd.	2
20	OZ Minerals Ltd.	37
1	Rio Tinto Ltd.	133
—	Westfield Group	5
—	Woodside Petroleum Ltd.	19

		245

	Austria — 0.6%
2	OMV AG	131

	Belgium — 0.6%
—	Groupe Bruxelles Lambert S.A.	19
2	UCB S.A.	65
1	Umicore	35

		119

	Brazil — 3.2%
3	Agrenco Ltd. ●	3
3	Banco Itau Holding Financeira S.A.	61
4	Bolsa De Mercadorias e Futuros	33
—	Brasil Brokers Participacoes ●	44
1	Brasil Telecom S.A. ADR	34
1	Companhai Braasileira de Distribuicao Grupo Pao de Acucar ADR	30
1	Companhia Energetica de Minas Gerais ADR	14
11	Companhia Vale do Rio Doce ADR	335
1	Dufry South America Ltd.	12
2	Laep Investments Ltd. ●	3
1	Petroleo Brasileiro S.A. ADR	40
—	Profarma Distribuidora	2
—	SLC Agricola S.A.	3
—	Tele Norte Leste Participacoes S.A. ADR	10
—	Trisul S.A.	—
1	Usinas Siderurgicas De Minas Gerais S.A.	22

		646

	Canada — 6.1%
1	Agrium U.S., Inc.	116
2	Agrium, Inc.	141
2	Bank of Montreal	90
1	Bank of Nova Scotia	49
—	Brookfield Asset Management, Inc.	12
2	Cameco Corp.	58
2	Canadian Natural Resources Ltd. ADR	175
1	Canadian Oil SandsTrust	30
1	Canadian Western Bank	20
—	EnCana Corp.	25
3	First National Financial, Inc.	33
—	Husky Energy, Inc.	15
1	MDC Partners, Inc. ●	4
—	Petro-Canada	17
—	Potash Corp. of Saskatchewan, Inc.	77
—	Potash Corp. of Saskatchewan, Inc. ADR	82
1	Suncor Energy U.S.A., Inc.	35
2	Suncor Energy, Inc.	114
—	Sunopta, Inc. ●	2
1	Talisman Energy, Inc.	13
—	Telus Corp.	4
1	Toronto-Dominion Bank	59
1	The Toronto-Dominion Bank	61

		1,232

	Chile — 0.0%
—	Sociedad Quimica Y Minera de Chile S.A.	2

	China — 0.8%
—	Airmedia Group, Inc. ●	4
90	Bank of China Ltd.	41
2	Central China RE ●	1
29	China Dongxiang Group Co.	11
2	Focus Media Holding Ltd. ADR ●	61
19	Golden Eagle Retail Group Ltd.	16
8	Parkson Retail Group Ltd.	10
17	People’s Food Holdings	10
3	Sino-Ocean Land Holdings Ltd.	2
40	Yantai North Andre	4

		160

	Denmark — 0.1%
—	Carlsberg A/S	11
—	H. Lundbeck A/S	10

		21

	Egypt — 0.3%
—	Mobinil-Egyptian Mobile Service	5
1	Orascom Telecom Holding SAE GDR	51

		56

	Finland — 0.4%
—	Fortum Corp.	11
3	Nokia Oyj	80

		91

	France — 4.6%
—	Accor S.A.	5
—	Alstom RGPT	17
3	AXA S.A.	86
—	BNP Paribas	37
1	Bouygues S.A.	57
—	Compagnie Generale de Geophysique-Veritas ●	19
—	Electricite de France	11
1	France Telecom S.A.	28
1	Gaz de France	53
—	Ipsen	24
1	Michelin (C.G.D.E.) Class B	36
—	Pernod-Ricard	21
1	Peugeot S.A.	61
4	Rhodia S.A.	77
2	Safran S.A.	30
1	Sanofi-Aventis S.A.	50
2	Sanofi-Aventis S.A. ADR	68
1	Societe Generale Class A	111
1	Suez Environnement S.A. Rights	5
1	Total S.A. ADR	51
—	Unibail	71

57

The Hartford Global Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	France (continued)
1	Vivendi S.A.	$21

		939

	Germany — 4.0%
—	Adidas-Salomon AG	17
—	Beiersdorf AG	29
2	Commerzbank AG	49
1	Deutsche Boerse AG	86
—	Deutsche Postbank AG	25
1	Deutsche Telekom AG	19
1	E.On AG	269
1	Hochtief AG	44
3	Infineon Technologies AG ●	21
—	K+S AG	3
—	Metro AG	6
—	Muenchener Rueckversicherungs-Gesellschaft AG	49
—	Patrizia Immobilien AG	1
2	Siemens AG	188

		806

	Greece — 0.2%
1	Piraeus Bank S.A.	41

	Hong Kong — 0.7%
2	ASM Pacific Technology	11
70	China Foods Ltd.	31
1	China Mobile Ltd.	12
10	China Overseas Land & Investment Ltd.	17
1	China Resources Land Ltd.	1
7	China Resources Power Holdings Co., Ltd.	15
1	Hopson Development Holdings Ltd.	1
1	Kerry Properties Ltd.	3
84	NagaCorp Ltd.	21
16	Peace Mark Holdings Ltd.	10
6	Shangri-La Asia Ltd.	12
8	Shenzhen International Holdings	1

		135

	India — 0.8%
1	HDFC Bank Ltd.	39
1	Reliance Industries GDR ■	129

		168

	Indonesia — 0.2%
1	P.T. Telekomunikasi Indonesia ADR	37

	Ireland — 0.4%
4	Elan Corp. plc ADR ●	82

	Israel — 0.7%
—	Cellcom Israel Ltd.	7
—	Check Point Software Technologies Ltd. ●	11
—	Israel Chemicals Ltd.	3
1	Partner Communications Co., Ltd. ADR	15
2	Teva Pharmaceutical Industries Ltd. ADR	102

		138

	Italy — 1.0%
7	Banco Popolare Scarl	128
4	Enel S.p.A.	36
—	Eni S.p.A.	27
9	Telecom Italia S.p.A.	12

		203

	Japan — 6.4%
—	Aoyama Trading Co., Ltd.	7
3	Astellas Pharma, Inc.	112
1	Canon, Inc.	27
3	Daiichi Sankyo Co., Ltd.	87
5	Eisai Co., Ltd.	161
—	Fast Retailing Co., Ltd.	12
5	Hino Motors Ltd.	28
4	Honda Motor Co., Ltd.	136
—	Iino Kaiun Kaisha Ltd.	2
—	Japan Airport Terminal	1
—	Japan Petroleum Exploration Co., Ltd.	10
—	Japan Tobacco, Inc.	410
1	Komatsu Ltd.	25
1	Konica Minolta Holdings, Inc.	16
4	Mitsubishi Estate Co., Ltd.	96
3	Mitsui & Co., Ltd.	62
—	NTT Urban Development Corp.	1
—	Ryohin Keikaku Co., Ltd.	4
4	Shionogi & Co., Ltd.	69
—	Sumitomo Warehouse	1
7	Tokyo Gas Co., Ltd.	30
1	Tokyu Corp.	7
—	Yaskawa Electric Corp.	3

		1,307

	Korea (republic of) — 0.1%
—	Hyundai Heavy Industries ●	12

	Luxembourg — 0.2%
—	Gagfah S.A.	3
—	Millicom International Cellular S.A.	33

		36

	Malaysia — 0.4%
63	AMMB Holdings Berhad	64
40	YTL Power International Bhd	23

		87

	Mexico — 0.1%
—	America Movil S.A.B. de C.V. ADR	9
3	Wal-Mart de Mexico	11

		20

	Netherlands — 2.2%
5	Aegon N.V.	53
3	ING Groep N.V.	97
—	Spazio Investment N.V.	1
11	Unilever N.V. CVA	304

		455

	Norway — 0.8%
4	DNB Nor ASA	45
1	Seadrill Ltd.	33
2	Sparebanken Midt-Norge	20
1	StatoilHydro ASA ADR	26
3	Telenor ASA	39

		163

58

The Hartford Global Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Philippines — 0.0%
43	PNOC Energy Development	$5

	Poland — 0.0%
1	TVA S.A.	5

	Russia — 2.1%
1	AFK Sistema GDR	17
—	Lukoil ADR	27
2	Mobile Telesystems OJSC ADR	116
3	OAO Gazprom Class S ADR	165
1	Severstal GDR ◘	28
1	Uralkali ◘	47
1	Vimpel-Communications ADR	29

		429

	Singapore — 0.8%
26	Banyan Tree Holdings Ltd.	23
10	DBS Group Holdings Ltd.	139

		162

	South Africa — 0.4%
3	African Bank Investments Ltd.	12
4	MTN Group Ltd.	67

		79

	South Korea — 0.1%
—	LG Electronics, Inc. ●	15

	Spain — 0.8%
2	Banco Bilbao Vizcaya Argentaria S.A.	39
1	Laboratorios Almiral S.A.	11
1	Repsol-YPF S.A. ADR	21
1	Telefonica S.A.	27
1	Telefonica S.A. ADR	56

		154

	Sweden — 1.2%
1	Atlas Copco Ab	10
—	Hennes & Mauritz Ab	7
4	Lundin Petroleum Ab ●	58
—	Modern Times Group	4
8	Swedish Match Ab	155
1	Volvo Ab	16

		250

	Switzerland — 3.2%
—	Dufry Group	19
2	Julius Baer Holding Ltd.	142
6	Nestle S.A.	275
—	Orascom Development Holding AG ●	20
1	Paris RE Holdings, Ltd.	16
—	Swiss Life Holding AG	69
—	Syngenta AG	36
—	Synthes, Inc.	28
1	Temenos Group AG ●	15
2	UBS AG ●	35

		655

	Taiwan — 0.6%
3	Hon Hai Precision Industry Co., Ltd.	14
9	Hon Hai Precision Industry Co., Ltd. ◘	89
11	Taiwan Semiconductor Manufacturing Co., Ltd.	20

		123

	Turkey — 0.4%
4	Turkcell Iletisim Hizmetleri A/S ADR	86

	United Kingdom — 5.0%
21	Aberdeen Asset Management plc	59
1	Admiral Group plc	20
1	AstraZeneca plc	45
2	AstraZeneca plc ADR	118
2	BAE Systems plc	19
2	BG Group plc	46
1	BHP Billiton plc	27
1	BP plc ADR	31
1	British Land Co. plc	11
1	Burberry Group plc	6
2	Cadbury plc	19
1	Dail Mail & General Trust Class A	6
1	Dawnay Day Sirius	1
1	Dawnay Day Treveria plc	—
—	Derwent London plc	2
2	easyJet plc ●	11
1	Eurasian Natural Resources Corp. ●	24
—	Eurocastle Investment Ltd.	2
—	Great Portland Est	1
—	Hammerson plc	8
6	Moneysupermarket.com	11
2	National Grid plc	27
44	Old Mutual plc	84
11	Premier Foods plc	18
1	Reckitt Benckiser Group plc	51
1	Reed Elsevier plc	16
7	Rexam plc	50
9	Rolls-Royce Group plc	67
1	Royal Dutch Shell plc	49
—	Songbird Estates plc ●	1
3	Standard Chartered plc	89
2	Vedanta Resources plc	77
—	Xstrata plc	25

		1,021

	United States — 45.0%
1	Abbott Laboratories	78
2	Accenture Ltd. Class A	75
3	ACE Ltd.	167
—	Advance Automotive Parts, Inc.	10
—	Alleghany Corp. ●	32
—	AMB Property Corp.	2
2	American Apparel, Inc. ●	10
1	American Eagle Outfitters, Inc.	7
1	American Electric Power Co., Inc.	35
—	American Tower Corp. Class A ●	12
—	AMETEK, Inc.	11
—	Amgen, Inc. ●	27
1	Amylin Pharmaceuticals, Inc. ●	39
—	Apple, Inc. ●	55
—	Arbitron, Inc.	6
—	Assurant, Inc.	18
—	Atheros Communications, Inc. ●	12
—	Atlantic Tele-Network, Inc.	4
2	Automatic Data Processing, Inc.	77
—	AutoZone, Inc. ●	26

59

The Hartford Global Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	United States (continued)
2	Aventine Renewable Energy Holdings, Inc. ●	$15
1	Avnet, Inc. ●	23
1	Avon Products, Inc.	61
1	Baker Hughes, Inc.	104
2	Bank of America Corp.	79
1	Barr Pharmaceuticals, Inc. ●	91
1	Baxter International, Inc.	75
1	Beckman Coulter, Inc.	38
—	Becton, Dickinson & Co.	32
—	Best Buy Co., Inc.	7
—	Biogen Idec, Inc. ●	27
1	BMC Software, Inc. ●	19
2	Bristol-Myers Squibb Co.	43
1	Broadcom Corp. Class A ●	18
—	Brookdale Senior Living, Inc.	2
2	C.H. Robinson Worldwide, Inc.	99
—	Cabot Oil & Gas Corp.	16
2	Capital One Financial Corp.	75
—	Carlisle Cos., Inc.	4
—	CenterPoint Energy, Inc.	5
—	Central European Media Enterprises Ltd. ●	13
1	Cephalon, Inc. ●	60
—	CF Industries Holdings, Inc.	3
2	Charter Communications, Inc. Class A ●	2
—	Chesapeake Energy Corp.	10
1	Chevron Corp.	49
1	Ciena Corp. ●	12
10	Citizens Republic Bancorp, Inc.	32
1	Coca-Cola Co.	45
—	Collective Brands, Inc. ●	5
1	Comcast Corp. Class A	13
1	CommScope, Inc. ●	48
1	ConocoPhillips Holding Co.	56
—	Consol Energy, Inc.	27
5	Corning, Inc.	100
1	Costco Wholesale Corp.	44
5	Covenant Transport ●	28
2	Coventry Health Care, Inc. ●	62
1	Covidien Ltd.	57
—	Cubic Corp.	11
2	Danaher Corp.	188
—	Darden Restaurants, Inc.	8
—	Devon Energy Corp.	17
—	DirecTV Group, Inc. ●	9
6	Discover Financial Services, Inc.	81
—	Dolan Media Co. ●	2
—	Dominion Resources, Inc.	14
—	DPL, Inc.	7
—	DreamWorks Animation SKG, Inc. ●	12
1	DST Systems, Inc. ●	39
—	Eclipsys Corp. ●	11
—	El Paso Corp.	8
3	Electronic Arts, Inc. ●	148
2	Eli Lilly & Co.	117
—	EOG Resources, Inc.	39
—	Equinix, Inc. ●	37
—	Equitable Resources, Inc.	19
—	Everest Re Group Ltd.	33
3	Exelon Corp.	205
1	Exxon Mobil Corp.	68
1	Fairchild Semiconductor International, Inc. ●	13
2	FedEx Corp.	122
—	FirstEnergy Corp.	19
1	FMC Corp.	61
1	Foot Locker, Inc.	11
11	Ford Motor Co. ●	53
—	Forest City Enterprises, Inc. Class A	3
1	Forest Laboratories, Inc. ●	53
2	Forward Air Corp.	59
1	Fossil, Inc. ●	14
1	FPL Group, Inc.	67
—	Freeport-McMoRan Copper & Gold, Inc.	29
6	Gap, Inc.	94
—	Genentech, Inc. ●	26
—	General Growth Properties, Inc.	5
1	Gilead Sciences, Inc. ●	61
—	Goldman Sachs Group, Inc.	55
—	Google, Inc. ●	72
—	Hain Celestial Group, Inc. ●	3
1	Halliburton Co.	64
—	Hanesbrands, Inc. ●	6
3	Health Management Associates, Inc. Class A ●	17
—	Herbalife Ltd.	3
—	Hess Corp.	22
3	Hewlett-Packard Co.	135
1	Home Depot, Inc.	32
1	Honeywell International, Inc.	40
—	Hormel Foods Corp.	5
3	Host Hotels & Resorts, Inc.	42
2	Hub Group, Inc. ●	78
1	Humana, Inc. ●	26
2	Huntington Bancshares, Inc.	13
—	Iconix Brand Group, Inc. ●	5
—	Illinois Tool Works, Inc.	14
—	ImClone Systems, Inc. ●	26
—	Ingersoll-Rand Co. Class A	7
5	Invesco Ltd.	105
—	ITT Educational Services, Inc. ●	14
1	J.B. Hunt Transport Services, Inc.	29
—	Kimco Realty Corp.	12
1	Kohl’s Corp. ●	29
—	Kroger Co.	11
1	Lam Research Corp. ●	30
1	Lehman Brothers Holdings, Inc. >	10
—	Lindsay Corp.	3
1	Lockheed Martin Corp.	106
1	Longs Drug Stores Corp.	24
1	M&T Bank Corp.	70
1	Macy’s, Inc.	15
—	Manpower, Inc.	13
—	Marathon Oil Corp.	24

60

The Hartford Global Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	United States (continued)
—	Marriott International, Inc. Class A	$8
1	Marvell Technology Group Ltd. ●	16
4	Maxim Integrated Products, Inc.	73
1	McAfee, Inc. ●	21
—	McGraw-Hill Cos., Inc.	9
2	McKesson Corp.	134
1	Medicines Co. ●	23
3	Medtronic, Inc.	179
1	Merck & Co., Inc.	35
—	Metabolix, Inc. ●	3
10	Microsoft Corp.	254
—	Moody’s Corp.	3
—	Mosaic Co. ●	7
1	MSCI, Inc. ●	24
2	NetApp, Inc. ●	63
1	Newell Rubbermaid, Inc.	23
—	Newfield Exploration Co. ●	13
1	News Corp. Class A	12
1	NII Holdings, Inc. Class B ●	47
1	Noble Energy, Inc.	83
1	Northeast Utilities	22
1	Northrop Grumman Corp.	45
1	Occidental Petroleum Corp.	44
2	Och-Ziff Capital Management Group	39
—	Omniture, Inc. ●	4
5	ON Semiconductor Corp. ●	44
1	Onyx Pharmaceuticals, Inc. ●	20
—	OSI Pharmaceuticals, Inc. ●	17
3	Pacer International, Inc.	62
—	Peabody Energy Corp.	20
1	Pentair, Inc.	22
—	PepsiCo, Inc.	20
2	Philip Morris International, Inc.	128
2	Pier 1 Imports, Inc. ●	8
8	Popular, Inc.	53
—	PPL Corp.	12
2	Praxair, Inc.	149
—	Precision Castparts Corp.	16
—	Progress Energy, Inc.	5
1	Prudential Financial, Inc.	44
3	Qualcomm, Inc.	146
—	Questar Corp.	22
—	Ralcorp Holdings, Inc. ●	3
1	Red Hat, Inc. ●	20
—	Regal Entertainment Group	7
1	Regeneron Pharmaceuticals, Inc. ●	20
1	Ross Stores, Inc.	19
3	Saia, Inc. ●	57
10	Schering-Plough Corp.	208
1	Schlumberger Ltd.	57
—	Scripps Networks Interactive Class A ●	2
2	Seagate Technology	27
1	Sealed Air Corp.	26
2	Sierra Pacific Resources	19
—	Simon Property Group, Inc.	6
16	Sirius Satellite Radio, Inc. ●	26
1	Skyworks Solutions, Inc. ●	13
17	Smurfit-Stone Container Corp. ●	96
—	Sotheby’s Holdings	9
—	Southern Union Co.	7
—	SPX Corp.	13
1	St. Jude Medical, Inc. ●	43
3	Staples, Inc.	78
1	State Street Corp.	39
—	Sunoco, Inc.	2
—	Sunrise Senior Living, Inc. ●	3
—	Terra Industries, Inc.	8
1	Time Warner, Inc.	9
1	TJX Cos., Inc.	18
—	Transocean, Inc.	30
1	TW Telecom, Inc. ●	14
2	Ulta Salon, Cosmetics & Fragrances, Inc. ●	16
—	Under Armour, Inc. Class A ●	8
7	UnitedHealth Group, Inc.	183
2	Unum Group	41
1	UTI Worldwide, Inc.	19
—	Valero Energy Corp.	14
—	Varian Semiconductor Equipment Associates, Inc. ●	12
1	VeraSun Energy Corp. ●	7
1	VeriSign, Inc. ●	19
1	Vertex Pharmaceuticals, Inc. ●	25
4	Viacom, Inc. Class B ●	109
1	Visa, Inc. ●	63
—	Vornado Realty Trust	7
1	Walgreen Co.	23
3	Wal-Mart Stores, Inc.	174
1	Walt Disney Co.	18
5	Washington Mutual, Inc.	24
—	Watson Pharmaceuticals, Inc. ●	10
2	Weatherford International Ltd. ●	58
2	Webster Financial Corp.	48
5	Western Union Co.	131
—	Williams Cos., Inc.	5
—	Wisconsin Energy Corp.	7
3	Wyeth	116
—	XTO Energy, Inc.	11
—	Zimmer Holdings, Inc. ●	23

		9,147

	Total common stock (Cost $20,526)	$19,467

WARRANTS — 0.1%
	India — 0.1%
1	Citigroup Global Certificate — Bajaj Hindusthan ⌂	$3
1	Citigroup Global Certificate — Bharti Televentures ⌂	14
—	Deutsche — CW17 Oil & Natural Gas Corp. ⌂	8

	Total warrants (Cost $26)	$25

EXCHANGE TRADED FUNDS — 1.4%
	United States — 1.4%
2	Industrial Select S&P Depository Receipt	$78
1	iShares Goldman Sachs Tech I Index Fund	39

61

The Hartford Global Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

EXCHANGE TRADED FUNDS (continued)

	United States (continued)
2	iShares MSCI EAFE Index Fund	$164

	Total exchange traded funds (Cost $301)	$281

PREFERRED STOCK — 0.3%
	Brazil — 0.3%
2	Banco Itau Holding	$48
—	Telecomunicacoes de Sao Paulo S.A. ADR	6
—	Telemar Norte Leste S.A.	18

	Total preferred stock (Cost $69)	$72

	Total long-term investments (Cost $20,922)	$19,845

Principal
Amount
SHORT-TERM INVESTMENTS — 2 1%
	Repurchase Agreements — 2 1%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $1)
$1	2.03% dated 07/31/2008		$1
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $29, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $30)
29	2.21% dated 07/31/2008		29
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $184, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $187)
184	2.20% dated 07/31/2008		184

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $30, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $31)

30	2.20% dated 07/31/2008		30
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $170, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $174)
170	2.19% dated 07/31/2008		170
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $6, collateralized by FNMA 4 00% — 5.50%, 2018 — 2038, value of $6)
6	2.16% dated 07/31/2008		6

	Total short-term investments (Cost $420)		$420

	Total investments (Cost $21,342) ▲	99.6%	$20,265
	Other assets and liabilities	0.4%	80

	Total net assets	100.0%	$20,345

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 51.20% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $21,342 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$716
Unrealized Depreciation	(1,793)

Net Unrealized Depreciation	$(1,077)

●	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $129, which represents 0.63% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2008, the market value of these securities amounted to $164 or 0.81% of net assets.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
07/2008	1	Citigroup Global Certificate — Bajaj Hindusthan — 144A	$3
02/2008	1	Citigroup Global Certificate — Bharti Televentures — 144A	16
06/2008 - 07/2008	—	Deutsche — CW17 Oil & Natural Gas Corp. — 144A	7
The aggregate value of these securities at July 31, 2008 was $25 which represents 0.12% of total net assets.
Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Depreciation	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini Futures	2	Long	Sep 2008	$(10)

*The number of contracts does not omit 000’s.
Cash of $7 was pledged as initial margin deposit for open futures contracts at July 31,2008.

62

The Hartford Global Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Depreciation	Value +	Amount	Date	(Depreciation)
British Pound (Buy)	$7	$7	08/01/08	$—
British Pound (Sell)	5	5	08/01/08	—
British Pound (Sell)	—	—	08/05/08	—
Danish Krone (Buy)	5	5	08/01/08	—
Euro (Buy)	7	7	08/01/08	—
Euro (Buy)	9	9	08/04/08	—
Hong Kong Dollar (Sell)	20	20	08/01/08	—
Norwegian Krone (Sell)	11	11	08/04/08	—
Swiss Franc (Sell)	22	22	08/06/08	—

				$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of July 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	9.7

Capital Goods	2.1

Consumer Cyclical	7.7

Consumer Staples	7.9

Energy	9.5

Finance	20.0

Health Care	14.1

Other Investment Pools and Funds	0.8

Services	5.3

Technology	14.9

Transportation	1.0

Utilities	4.5

Short-Term Investments	2.1

Other Assets and Liabilities	0.4

Total	100.0%

63

The Hartford Global Financial Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 90.6%
	Canada — 12.3%
17	Bank of Montreal	$796
24	Bank of Nova Scotia	1,186
2	Canadian Imperial Bank of Commerce ADR	97
16	Canadian Western Bank	397
58	First National Financial, Inc.	654
3	Gluskin Sheff Associates, Inc.	58
20	Toronto-Dominion Bank	1,215

		4,403

	France — 6.7%
27	AXA S.A.	785
8	BNP Paribas	745
10	Societe Generale Class A	890

		2,420

	Germany — 5.2%
7	Deutsche Boerse AG	830
6	Muenchener Rueckversicherungs-Gesellschaft AG	1,041

		1,871

	Italy — 4.2%
84	Banco Popolare Scarl	1,503

	Malaysia — 0.5%
165	AMMB Holdings Berhad	168

	Netherlands — 6.3%
84	Aegon N.V.	978
39	ING Groep N.V.	1,279

		2,257

	Norway — 3.9%
76	DNB Nor ASA	973
43	Sparebanken Midt-Norge	416

		1,389

	Singapore — 3.3%
85	DBS Group Holdings Ltd.	1,182

	Switzerland — 6.3%
21	Julius Baer Holding Ltd.	1,322
18	Paris RE Holdings, Ltd.	295
3	Swiss Life Holding AG	651

		2,268

	United Kingdom — 8.5%
423	Aberdeen Asset Management plc	1,182
592	Old Mutual plc	1,129
24	Standard Chartered plc	742

		3,053

	United States — 33.4%
33	ACE Ltd.	1,673
3	Alleghany Corp. ●	940
31	Capital One Financial Corp.	1,315
174	Citizens Republic Bancorp, Inc.	584
109	Discover Financial Services, Inc.	1,598
65	Invesco Ltd.	1,521
6	Keycorp	58
9	M&T Bank Corp.	605
51	Och-Ziff Capital Management Group	825
84	Popular, Inc. ▼	577
10	South Financial Group, Inc.	59
37	Unum Group	887
60	Washington Mutual, Inc. ▼	322
57	Washington Mutual, Inc. Private Placement † ⌂	274
37	Webster Financial Corp.	731

		11,969

	Total common stock (Cost $36,770)	$32,483

WARRANTS — 0.0%
	United States — 0.0%
7	Washington Mutual, Inc. ⌂	$—

	Total warrants (Cost $ — )	$—

PREFERRED STOCK — 2.8%
	Brazil — 2.8%
46	Banco Itau Holding	$984

	Total preferred stock (Cost $925)	$984

	Total long-term investments (Cost $37,695)	$33,467

Principal
Amount
SHORT-TERM INVESTMENTS — 8.0%
	Repurchase Agreements — 5.3%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $4, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $4)
$4	2.03% dated 07/31/2008	$4
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $134, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $136)
134	2.21% dated 07/31/2008	134
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $838, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $855)
838	2.20% dated 07/31/2008	838

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $137, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $140)

137	2.20% dated 07/31/2008	137
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $777, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $792)
777	2.19% dated 07/31/2008	777

64

The Hartford Global Financial Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $27, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $27)
$27	2.16% dated 07/31/2008	$27

		1,917

Shares
	Securities Purchased with Proceeds from Security Lending — 2.7%
	Cash Collateral Reinvestment Fund:
964	Goldman Sachs FS Prime Obligation/Institutional Fund		964

	Total short-term investments (Cost $2,881)		$2,881

	Total investments (Cost $40,576) ▲	101.4%	$36,348
	Other assets and liabilities	(1.4)%	(499)

	Total net assets	100.0%	$35,849

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 59.97% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $40,714 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$431
Unrealized Depreciation	(4,797)

Net Unrealized Depreciation	$(4,366)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $274, which represents 0.76% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
07/2008	7	Washington Mutual, Inc. Warrants	$—
04/2008	57	Washington Mutual, Inc. Private Placement	500

The aggregate value of these securities at July 31, 2008 was $274 which represents 0.76% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of July 31, 2008

Percentage of
Industry	Net Assets
Commercial Banking	9.9%

Depository Credit Banking	27.3

Insurance Carriers	21.6

International Trade Financing (Foreign Banks)	5.6

Monetary Authorities — Central Bank	3.3

Nondepository Credit Banking	8.1

Other Financial Investment Activities	9.7

Real Estate Credit (Mortgage Banking)	3.5

Securities, Commodities and Brokerage	4.4

Short-Term Investments	8.0

Other Assets and Liabilities	(1.4)

Total	100.0%

65

The Hartford Global Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.4%
	Basic Materials — 10.8%
230	Alcoa, Inc.	$7,746
463	BHP Billiton plc	15,327
174	Cameco Corp.	6,266
238	Companhia Vale do Rio Doce ADR	7,156
47	Potash Corp. of Saskatchewan, Inc.	9,641
98	Praxair, Inc.	9,214
179	Xstrata plc	12,815

		68,165

	Capital Goods — 5.0%
91	Alstom RGPT	10,201
185	Gamesa Corporacion Tecnologica S.A.	8,774
97	Vestas Wind Systems A/S ●	12,651

		31,626

	Consumer Cyclical — 4.5%
312	Arcandor AG ●	3,602
543	Mitsui & Co., Ltd.	11,140
28	Nintendo Co., Ltd.	13,391

		28,133

	Consumer Staples — 4.9%
126	Carlsberg A/S	10,265
301	Nestle S.A.	13,198
135	Reckitt Benckiser Group plc	7,343

		30,806

	Energy — 10.9%
69	Diamond Offshore Drilling, Inc.	8,255
83	Hess Corp.	8,457
213	Nabors Industries Ltd. ●	7,770
111	Schlumberger Ltd.	11,288
429	Seadrill Ltd.	12,817
146	Suncor Energy, Inc.	7,936
115	Ultra Petroleum Corp. ●	8,237
81	XTO Energy, Inc.	3,802

		68,562

	Finance — 9.5%
211	Commerzbank AG	6,740
49	Goldman Sachs Group, Inc.	9,036
148	Julius Baer Holding Ltd.	9,352
551	Lehman Brothers Holdings, Inc. >	9,553
774	Man Group plc	9,355
147	National Bank of Greece	6,910
96	Societe Generale Class A	8,923

		59,869

	Health Care — 15.0%
260	Allergan, Inc.	13,491
302	CSL Ltd.	9,766
412	Elan Corp. plc ADR ● ▼	8,265
193	Gilead Sciences, Inc. ●	10,402
112	Monsanto Co.	13,293
50	Roche Holding AG	9,220
251	St. Jude Medical, Inc. ●	11,687
228	Teva Pharmaceutical Industries Ltd. ADR	10,210
196	Wyeth	7,930

		94,264

	Services — 2.5%
78	FedEx Corp. ▼	6,110
176	Focus Media Holding Ltd. ADR ● ▼	5,241
102	Las Vegas Sands Corp. ● ▼	4,633

		15,984

	Technology — 27.8%
222	ABB Ltd.	5,831
333	American Tower Corp. Class A ●	13,957
78	Apple, Inc. ●	12,414
290	Corning, Inc.	5,809
120	Danaher Corp. ▼	9,558
498	Electronic Arts, Inc. ● ▼	21,504
18	Google, Inc. ●	8,527
165	Hewlett-Packard Co.	7,392
1,447	Hon Hai Precision Industry Co., Ltd.	6,994
45	Lockheed Martin Corp.	4,705
136	MEMC Electronic Materials, Inc. ●	6,280
822	MetroPCS Communications, Inc. ● ▼	13,668
100	Millicom International Cellular S.A.	7,746
3	Nortel Networks Corp. ●	25
709	Oracle Corp. ●	15,273
210	Qualcomm, Inc.	11,594
56	Research In Motion Ltd. ●	6,890
60	Siemens AG	7,387
352	Telefonica S.A.	9,141

		174,695

	Transportation — 3.2%
73	General Dynamics Corp.	6,507
312	Royal Caribbean Cruises Ltd.	7,947
224	Ryanair Holdings plc ADR ● ▼	5,457

		19,911

	Utilities — 3.3%
1,643	Iberdrola Renovables ●	10,842
127	Sunpower Corp. ● ▼	10,035

		20,877

	Total common stock (Cost $572,854)	$612,892

Principal
Amount
SHORT-TERM INVESTMENTS — 10.0%
	Repurchase Agreements — 3.4%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $43, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $44)
$43	2.03% dated 07/31/2008	$43
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,495, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $1,525)
1,495	2.21% dated 07/31/2008	1,495
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $9,367, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $9,554)
9,367	2.20% dated 07/31/2008	9,367

66

The Hartford Global Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,534, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $1,565)

$1,534	2.20% dated 07/31/2008	$1,534
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $8,680, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $8,853)
8,679	2.19% dated 07/31/2008	8,679
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $299, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $305)
299	2.16% dated 07/31/2008	299

		21,417

Shares
	Securities Purchased with Proceeds from Security Lending — 6.6%
	Cash Collateral Reinvestment Fund:
41,246	Goldman Sachs FS Prime Obligation/Institutional Fund		41,246

	Total short-term investments (Cost $62,663)		$62,663

	Total investments (Cost $635,517) ▲	107.4%	$675,555
	Other assets and liabilities	(7.4)%	(46,635)

	Total net assets	100.0%	$628,920

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 48.78% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $636,085 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$90,342
Unrealized Depreciation	(50,872)

Net Unrealized Appreciation	$39,470

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of July 31, 2008

Percentage of
Country	Net Assets
Australia	1.6%

Brazil	1.1

Canada	4.9

China	0.8

Denmark	3.7

France	3.0

Germany	2.8

Greece	1.1

Ireland	2.2

Israel	1.6

Japan	3.9

Luxembourg	1.2

Norway	2.0

Spain	4.6

Switzerland	6.0

Taiwan	1.1

United Kingdom	7.2

United States	48.6

Short-Term Investments	10.0

Other Assets and Liabilities	(7.4)

Total	100.0%

67

The Hartford Global Health Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.3%
	Drugs & Druggists Sundries Wholesalers — 3.4%
528	McKesson Corp.	$29,580

	Electromedical Manufacturing — 7.5%
231	Beckman Coulter, Inc.	16,674
906	Medtronic, Inc.	47,843

		64,517

	General Medical and Surgical Hospitals — 1.7%
1,017	Health Management Associates, Inc. Class A ● ▼	6,253
135	Universal Health Services, Inc. Class B	8,190

		14,443

	Health and Personal Care Stores — 2.6%
181	Longs Drug Stores Corp. ▼	8,476
394	Walgreen Co. ▼	13,536

		22,012

	Individual and Family Services — 0.2%
195	Amil Participacoes S.A.	1,679

	Insurance Carriers — 5.5%
435	Humana, Inc. ●	19,114
990	UnitedHealth Group, Inc.	27,804

		46,918

	Medical and Diagnostic Laboratories — 0.8%
318	DiaSorin S.p.A.	7,228

	Medical Equipment & Supplies Manufacturing — 16.8%
667	Baxter International, Inc.	45,783
144	Becton, Dickinson & Co.	12,261
511	Covidien Ltd.	25,142
400	St. Jude Medical, Inc. ●	18,651
517	Symmetry Medical, Inc. ●	8,639
74	Synthes, Inc.	10,205
813	Volcano Corp. ●	12,338
160	Zimmer Holdings, Inc. ●	10,998

		144,017

	Outpatient Care Centers — 2.7%
653	Coventry Health Care, Inc. ●	23,079

	Pharmaceutical & Medicine Manufacturing — 47.0%
297	3SBio, Inc. ADR ●	2,724
228	Abbott Laboratories	12,857
221	Amgen, Inc. ●	13,860
376	Amylin Pharmaceuticals, Inc. ● ▼	11,863
438	Astellas Pharma, Inc.	19,000
231	AstraZeneca plc ADR ▼	11,230
247	Barr Pharmaceuticals, Inc. ●	16,284
144	Cephalon, Inc. ● ▼	10,531
155	Cougar Biotechnology PIPE ●	5,202
16	Cougar Biotechnology, Inc. ● ▼	521
989	Cytokinetics, Inc. ● ▼	5,222
782	Daiichi Sankyo Co., Ltd.	23,342
536	Eisai Co., Ltd. ▼	19,189
929	Elan Corp. plc ADR ●	18,634
193	Eli Lilly & Co.	9,092
462	Forest Laboratories, Inc. ●	16,413
543	Gilead Sciences, Inc. ●	29,300
150	H. Lundbeck A/S ▼	3,804
154	ImClone Systems, Inc. ● ▼	9,871
125	Ipsen ▼	6,671
228	Laboratorios Almiral S.A.	4,808
88	OSI Pharmaceuticals, Inc. ● ▼	4,642
136	Profarma Distribuidora	1,304
912	Progenics Pharmaceuticals, Inc. ●	15,050
557	Sanofi-Aventis S.A. ADR	19,462
1,787	Schering-Plough Corp.	37,672
1,253	Shionogi & Co., Ltd.	24,540
368	Teva Pharmaceutical Industries Ltd. ADR	16,479
490	UCB S.A.	16,774
305	Vertex Pharmaceuticals, Inc. ●	10,519
172	Wyeth	6,961

		403,821

	Professional Services — Computer System Design and Related — 0.6%
237	Eclipsys Corp. ● ▼	5,229

	Scientific Research & Development Services — 8.5%
213	Biogen Idec, Inc. ●	14,824
830	Celera Corp. ●	11,325
315	Exelixis, Inc. ● ▼	2,207
147	Genentech, Inc. ●	14,002
1,065	Human Genome Sciences, Inc. ●	7,064
378	Incyte Corp. ● ▼	3,503
399	Medicines Co. ● ▼	8,857
330	Regeneron Pharmaceuticals, Inc. ●	7,226
392	Seattle Genetics, Inc. ● ▼	4,452

		73,460

	Total common stock (Cost $800,734)	$835,983

Principal
Amount
SHORT-TERM INVESTMENTS — 11.9%
	Repurchase Agreements — 0.7%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $13, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $13)
$13	2.03% dated 07/31/2008	$13
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $431, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $439)
431	2.21% dated 07/31/2008	431
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,700, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $2,754)
2,700	2.20% dated 07/31/2008	2,700

68

The Hartford Global Health Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $442, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $451)

$442	2.20% dated 07/31/2008	$442
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,502, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $2,552)
2,502	2.19% dated 07/31/2008	2,502
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $86, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $88)
86	2.16% dated 07/31/2008	86

		6,174

Shares
	Securities Purchased with Proceeds from Security Lending — 11.2%
	Cash Collateral Reinvestment Fund:
95,561	Navigator Prime Portfolio		95,561
	Total short-term investments (Cost $101,735)		$101,735
	Total investments (Cost $902,469) ▲	109.2%	$937,718
	Other assets and liabilities	(9.2)%	(78,938)

	Total net assets	100.0%	$858,780

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 24.11% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $903,914 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$83,621
Unrealized Depreciation	(49,817)

Net Unrealized Appreciation	$33,804

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

PIPE — Private Investment in Public Equity

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of July 31, 2008

Percentage of
Country	Net Assets
Belgium	2.0%

Brazil	0.4

China	0.3

Denmark	0.4

France	3.0

Ireland	2.2

Israel	1.9

Italy	0.8

Japan	10.0

Spain	0.6

Switzerland	1.2

United Kingdom	1.3

United States	73.2

Short-Term Investments	11.9

Other Assets and Liabilities	(9.2)

Total	100.0%

69

The Hartford Global Technologys Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.3%
	Activities Related to Credit Banking — 6.7%
8	Visa, Inc. ●	$555
114	Western Union Co.	3,159

		3,714

	Colleges, Universities and Prof Schools — 1.1%
7	ITT Educational Services, Inc. ●	638

	Communications Equipment Manufacturing — 7.5%
44	Nokia Oyj	1,196
54	Qualcomm, Inc.	2,966

		4,162

	Computer and Peripheral — 16.5%
16	Apple, Inc. ●	2,613
52	Hewlett-Packard Co.	2,325
343	Hon Hai Precision Industry Co., Ltd.	1,657
50	NetApp, Inc. ●	1,285
88	Seagate Technology	1,322

		9,202

	Electrical and Electronic Merchandise Wholesalers — 1.3%
7	LG Electronics, Inc. ●	726

	Electrical Equipment Manufacturing — Component Other — 2.1%
28	Ciena Corp. ● ▼	571
13	CommScope, Inc. ●	575

		1,146

	Electrical Goods — 2.0%
42	Avnet, Inc. ●	1,134

	Employment Services — 1.2%
14	Manpower, Inc.	653

	Industrial Machinery Manufacturing — 1.0%
19	Varian Semiconductor Equipment
	Associates, Inc. ●	555

	Industrial Machinery, Equipment Rental & Leasing — 1.6%
61	Comverse Technology, Inc. ●	908

	Internet Providers & Web Search Portal — 4.7%
11	Equinix, Inc. ● ▼	887
4	Google, Inc. ●	1,741

		2,628

	Management, Scientific, Technical Consulting Service — 2.8%
38	Accenture Ltd. Class A	1,587

	Other Telecommunications — 2.6%
72	Corning, Inc.	1,439

	Professional Services — Computer System Design and Related — 5.3%
19	Atheros Communications, Inc. ●	592
28	Automatic Data Processing, Inc.	1,179
23	Check Point Software Technologies Ltd. ●	532
11	DST Systems, Inc. ● ▼	634

		2,937

	Radio and Television Broadcasting — 1.0%
362	Sirius Satellite Radio, Inc. ● ▼	579

	Semiconductor, Electronic Component Manufacturing — 18.4%
80	ASM Pacific Technology	575
37	Broadcom Corp. Class A ●	894
48	Fairchild Semiconductor International, Inc. ●	586
136	Infineon Technologies AG ●	1,026
42	Lam Research Corp. ●	1,368
51	Marvell Technology Group Ltd. ● ▼	750
65	Maxim Integrated Products, Inc.	1,284
227	ON Semiconductor Corp. ● ▼	2,133
64	Skyworks Solutions, Inc. ● ▼	609
573	Taiwan Semiconductor Manufacturing Co., Ltd.	1,036

		10,261

	Software Publishers — 20.5%
28	BMC Software, Inc. ●	908
59	Electronic Arts, Inc. ●	2,556
30	McAfee, Inc. ●	986
179	Microsoft Corp.	4,591
42	Red Hat, Inc. ● ▼	904
20	Temenos Group AG ●	588
28	VeriSign, Inc. ●	895

		11,428

	Wireless Communications Services — 0.0%
1	Nortel Networks Corp. ●	10

	Total common stock (Cost $56,133)	$53,707

EXCHANGE TRADED FUNDS — 2.0%
	Other Investment Pools and Funds — 2.0%
21	iShares Goldman Sachs Tech I Index Fund	$1,095

	Total exchange traded funds (Cost $1,094)	$1,095

	Total long-term investments (Cost $57,227)	$54,802

Principal
Amount
SHORT-TERM INVESTMENTS — 9.8%
	Repurchase Agreements — 0.6%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $1)
$1	2.03% dated 07/31/2008	$1
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $26, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $27)
26	2.21% dated 07/31/2008	26

70

The Hartford Global Technologys Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $164, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $167)
$164	2.20% dated 07/31/2008	$164

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $27, collateralized by FHLMC 4.50% — 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 — 2038, value of $27)

27	2.20% dated 07/31/2008	27
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $152, collateralized by FNMA 4.50% — 7.00%, 2021 — 2038, value of $155)
152	2.19% dated 07/31/2008	152
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $5, collateralized by FNMA 4.00% — 5.50%, 2018 — 2038, value of $5)
5	2.16% dated 07/31/2008	5

		375

Shares
	Securities Purchased with Proceeds from Security Lending – 9.2%
	Cash Collateral Reinvestment Fund:
5,115	Goldman Sachs FS Prime Obligation/Institutional Fund		5,115

	Total short-term investments (Cost $5,490)		$5,490

	Total investments (Cost $62,717) ▲	108.1%	$60,292
	Other assets and liabilities	(8.1)%	(4,530)

	Total net assets	100.0%	$55,762

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.17% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $63,078 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,408
Unrealized Depreciation	(6,194)

Net Unrealized Depreciation	$(2,786)

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of July 31, 2008

Percentage of
Country	Net Assets
Finland	2.2%

Germany	1.8

Hong Kong	1.0

Israel	1.0

South Korea	1.3

Switzerland	1.1

Taiwan	4.8

United States	85.1

Short-Term Investments	9.8

Other Assets and Liabilities	(8.1)

Total	100.0%

71

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 99.3%
	EQUITY FUNDS — 78.9%
4,645	The Hartford Capital Appreciation Fund, Class Y		$176,433
2,045	The Hartford Disciplined Equity Fund, Class Y		26,519
419	The Hartford Dividend and Growth Fund, Class Y		7,945
2,897	The Hartford Equity Income Fund, Class Y		35,721
2,587	The Hartford Global Growth Fund, Class Y		47,007
451	The Hartford Growth Fund, Class Y		7,619
1,085	The Hartford Growth Opportunities Fund, Class Y		31,471
2,471	The Hartford International Opportunities Fund, Class Y		38,573
3,274	The Hartford International Small Company Fund, Class Y		40,658
1,861	The Hartford Select MidCap Value Fund, Class Y		16,993
3,986	The Hartford Select SmallCap Value Fund, Class Y		36,670
1,498	The Hartford Small Company Fund, Class Y		29,641
2	The Hartford Stock Fund, Class Y		43
10,962	The Hartford Value Fund, Class Y		123,648

	Total equity funds (Cost $665,984)		$618,941

FIXED INCOME FUNDS — 20.4%
553	The Hartford Income Fund, Class Y		$5,260
2,291	The Hartford Inflation Plus Fund, Class Y		25,475
4,224	The Hartford Short Duration Fund, Class Y		40,170
8,753	The Hartford Total Return Bond Fund, Class Y		89,457

	Total fixed income funds (Cost $165,052)		$160,362

	Total investments in affiliated investment companies (Cost $831,036)		$779,303

EXCHANGE TRADED FUNDS — 0.7%
10	DJ Wilshire REIT ETF		$699
108	SPDR DJ Wilshire International Real Estate ETF		5,029

	Total investments in exchange traded funds (Cost $6,560)		$5,728

	Total investments (Cost $837,596) ▲	100.0%	$785,031
	Other assets and liabilities	0.0%	141

	Total net assets	100.0%	$785,172

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $837,776 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,334
Unrealized Depreciation	(54,079)

Net Unrealized Depreciation	$(52,745)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

72

The Hartford Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 95.6%
	Basic Materials — 14.3%
167	Agrium, Inc.	$14,723
289	Alcoa, Inc.	9,741
191	Arch Coal, Inc.	10,772
239	Cameco Corp.	8,575
328	Companhia Vale do Rio Doce ADR	9,853
226	Consol Energy, Inc.	16,781
118	Freeport-McMoRan Copper & Gold, Inc.	11,386
49	Potash Corp. of Saskatchewan, Inc.	10,083
114	Precision Castparts Corp.	10,607
422	Steel Dynamics, Inc.	13,381
61	United States Steel Corp.	9,784
268	Vedanta Resources plc	10,582

		136,268

	Capital Goods — 8.4%
425	ABB Ltd. ADR	11,148
233	Caterpillar, Inc.	16,206
145	Cummins, Inc.	9,625
188	Deere & Co.	13,165
107	Gamesa Corporacion Tecnologica S.A.	5,101
215	Honeywell International, Inc.	10,906
112	Vestas Wind Systems A/S ●	14,566

		80,717

	Consumer Cyclical — 7.3%
225	Coach, Inc. ●	5,737
174	Foster Wheeler Ltd. ●	9,888
165	Kohl’s Corp. ●	6,898
257	NIKE, Inc. Class B	15,091
17	Nintendo Co., Ltd.	8,044
555	Staples, Inc.	12,487
441	Supervalu, Inc.	11,293

		69,438

	Consumer Staples — 1.1%
236	Nestle S.A.	10,349

	Energy — 10.7%
120	EOG Resources, Inc.	12,106
358	Halliburton Co.	16,063
137	Hess Corp.	13,854
199	Occidental Petroleum Corp.	15,721
233	Petroleo Brasileiro S.A. ADR	13,043
165	Transocean, Inc.	22,512
127	Ultra Petroleum Corp. ●	9,068

		102,367

	Finance — 5.6%
167	AON Corp.	7,647
122	Banco Itau Holding Financeira S.A. ▼	2,601
82	Goldman Sachs Group, Inc.	15,029
133	Visa, Inc. ●	9,721
653	Western Union Co.	18,053

		53,051

	Health Care — 13.8%
430	Abbott Laboratories	24,249
156	Celgene Corp. ●	11,751
306	Covidien Ltd.	15,073
417	Elan Corp. plc ADR ●	8,353
157	Genentech, Inc. ●	14,914
144	Gilead Sciences, Inc. ●	7,760
187	McKesson Corp.	10,494
202	Merck & Co., Inc.	6,651
117	Monsanto Co.	13,940
153	Teva Pharmaceutical Industries Ltd. ADR	6,862
280	Wyeth	11,332

		131,379

	Services — 5.9%
257	Accenture Ltd. Class A	10,739
137	Apollo Group, Inc. Class A ●	8,522
199	Fluor Corp.	16,182
295	Focus Media Holding Ltd. ADR ●	8,764
69	Moody’s Corp. ▼	2,416
354	Viacom, Inc. Class B ●	9,886

		56,509

	Technology — 26.6%
669	Altera Corp.	14,691
136	Apple, Inc. ●	21,678
369	BMC Software, Inc. ●	12,132
819	Cisco Systems, Inc. ●	18,010
279	Electronic Arts, Inc. ●	12,042
22	Google, Inc. ●	10,276
314	Hewlett-Packard Co.	14,088
468	Intel Corp.	10,384
194	Lockheed Martin Corp.	20,225
291	McAfee, Inc. ●	9,537
512	MetroPCS Communications, Inc. ● ▼	8,508
675	Microsoft Corp.	17,361
151	NetApp, Inc. ●	3,858
1,389	Oracle Corp. ●	29,898
392	Qualcomm, Inc.	21,708
202	Raytheon Co.	11,509
65	Siemens AG ADR	7,841
308	VeriSign, Inc. ●	10,010

		253,756

	Transportation — 1.4%
191	Norfolk Southern Corp.	13,726

	Utilities — 0.5%
58	Exelon Corp.	4,532

	Total common stock (Cost $885,076)	$912,092

Principal
Amount
SHORT-TERM INVESTMENTS — 5.3%
	Repurchase Agreements — 4.3%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $83, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $84)
$83	2.03% dated 07/31/2008	$83
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,855, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $2,912)
2,854	2.21% dated 07/31/2008	2,854

73

The Hartford Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal
Amount

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $17,890, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $18,246)

$17,889	2.20% dated 07/31/2008	$17,889

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,931, collateralized by FHLMC 4.50% - 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 - 2038, value of $2,989)

2,931	2.20% dated 07/31/2008	2,931
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $16,577, collateralized by FNMA 4.50% - 7.00%, 2021 — 2038, value of $16,907)
16,575	2.19% dated 07/31/2008	16,575
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $571, collateralized by FNMA 4.00% - 5.50%, 2018 — 2038, value of $582)
571	2.16% dated 07/31/2008	571

		40,903

Shares
	Securities Purchased with Proceeds from Security Lending – 1.0%
	Cash Collateral Reinvestment Fund:
10,021	Navigator Prime Portfolio		10,021

	Total short-term investments (Cost $50,924)		$50,924

	Total investments (Cost $936,000) ▲	100.9%	$963,016
	Other assets and liabilities	(0.9)%	(8,632)

	Total net assets	100.0%	$954,384

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.77% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $937,921 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$88,293
Unrealized Depreciation	(63,198)

Net Unrealized Appreciation	$25,095

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

74

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 93.1%
	Basic Materials — 15.2%
1,008	Alcoa, Inc.	$34,023
617	Arch Coal, Inc. ▼	34,738
172	Ball Corp.	7,686
1,154	Cameco Corp.	41,470
936	Companhia Vale do Rio Doce ADR ▼	28,093
433	Consol Energy, Inc.	32,196
715	FMC Corp.	53,164
239	Freeport-McMoRan Copper & Gold, Inc. ▼	23,143
1,121	Jarden Corp. ● ▼	26,932
7,105	Kingboard Chemical Holdings Ltd.	33,764
1,122	Kinross Gold Corp.	20,359
1,188	Rexam plc	8,895
254	Sealed Air Corp.	5,521
357	Snap-On, Inc. ▼	20,101
670	Terra Industries, Inc. ▼	36,153
167	United States Steel Corp.	26,812

		433,050

	Capital Goods — 7.0%
417	Caterpillar, Inc. ▼	28,962
142	Cummins, Inc.	9,450
219	Flowserve Corp.	29,188
532	Honeywell International, Inc.	27,047
1,120	Manitowoc Co., Inc. ▼	29,520
807	Pall Corp.	32,611
1,868	Rolls-Royce Group plc	13,171
219	Vestas Wind Systems A/S ●	28,516

		198,465

	Consumer Cyclical — 7.0%
447	Dick’s Sporting Goods, Inc. ●	7,847
1,905	Gap, Inc. ▼	30,704
678	Kohl’s Corp. ● ▼	28,406
589	Liz Claiborne, Inc.	7,702
1,258	Mitsui & Co., Ltd.	25,799
80	Nintendo Co., Ltd.	38,621
600	PACCAR, Inc.	25,249
1,513	Staples, Inc.	34,047

		198,375

	Consumer Staples — 3.0%
6	Japan Tobacco, Inc.	25,865
465	PepsiCo, Inc.	30,970
573	Philip Morris International, Inc.	29,611

		86,446

	Energy — 7.7%
726	Chesapeake Energy Corp.	36,399
230	EOG Resources, Inc.	23,072
418	Forest Oil Corp. ●	23,861
280	Lukoil ADR ▼	23,380
622	OAO Gazprom Class S ADR	29,978
529	Petroleo Brasileiro S.A. ADR	29,582
203	Transocean, Inc. ▼	27,573
549	XTO Energy, Inc.	25,938

		219,783

	Finance — 6.4%
373	Comerica, Inc.	10,718
1,095	Covanta Holding Corp. ● ▼	30,822
79	Goldman Sachs Group, Inc.	14,539
373	Julius Baer Holding Ltd.	23,638
485	Polaris Acquisition Corp. ●	4,556
382	Visa, Inc. ●	27,924
2,575	Western Union Co.	71,173

		183,370

	Health Care — 16.1%
600	Abbott Laboratories	33,810
582	Alkermes, Inc. ● ▼	9,168
735	Amylin Pharmaceuticals, Inc. ● ▼	23,189
567	Auxilium Pharmaceuticals, Inc. ● ▼	21,047
397	Biogen Idec, Inc. ●	27,723
369	Celgene Corp. ●	27,878
513	Cephalon, Inc. ● ▼	37,509
480	Charles River Laboratories International, Inc. ●	31,901
1,046	Elan Corp. plc ADR ● ▼	20,962
150	ImClone Systems, Inc. ● ▼	9,602
802	McKesson Corp.	44,876
1,155	Medtronic, Inc. ▼	61,040
1,044	Pharmaceutical Product Development, Inc.	39,799
1,487	Shionogi & Co., Ltd.	29,128
889	St. Jude Medical, Inc. ●	41,424

		459,056

	Services — 7.3%
703	Accenture Ltd. Class A	29,357
1,045	Aecom Technology Corp. ●	29,737
647	DreamWorks Animation SKG, Inc. ●	19,210
1,318	Focus Media Holding Ltd. ADR ●	39,146
1,233	Tetra Tech, Inc. ● ▼	35,418
723	Viacom, Inc. Class B ●	20,185
1,150	Walt Disney Co.	34,903

		207,956

	Technology — 21.6%
325	Apple, Inc. ●	51,595
42	Baidu.com ADR ●	14,441
994	BMC Software, Inc. ●	32,703
107	Ctrip.Com International Ltd.	4,834
372	Equinix, Inc. ● ▼	30,266
1,104	FLIR Systems, Inc. ● ▼	44,972
621	Hewlett-Packard Co.	27,825
483	Lam Research Corp. ● ▼	15,876
545	Lockheed Martin Corp.	56,891
1,038	McAfee, Inc. ●	33,998
2,142	MetroPCS Communications, Inc. ●	35,626
1,069	Microsoft Corp.	27,495
1,420	MTN Group Ltd.	24,304
1,225	NetApp, Inc. ● ▼	31,296
1,644	Nuance Communications, Inc. ● ▼	25,518
1,396	Oracle Corp. ●	30,047
882	Qualcomm, Inc.	48,821
464	Raytheon Co.	26,433
2,449	Red Hat, Inc. ● ▼	52,353

		615,294

	Transportation — 1.0%
526	Kansas City Southern ●	28,925

75

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Utilities — 0.8%
1,358	El Paso Corp.	$24,347

	Total common stock (Cost $2,604,247)	$2,655,067

Principal
Amount
SHORT-TERM INVESTMENTS — 17.9%
	Repurchase Agreements — 4.7%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $274, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $280)
$274	2.03% dated 07/31/2008	$274
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $9,475, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $9,664)
9,475	2.21% dated 07/31/2008	9,475

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $59,377, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% — 6.50%, 2037 — 2038, value of $60,561)

59,374	2.20% dated 07/31/2008	59,374

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $9,728, collateralized by FHLMC 4.50% - 7.00%, 2022 — 2038, FNMA 5.00%, 2023, GNMA 4.50% — 7.00%, 2036 - 2038, value of $9,922)

9,727	2.20% dated 07/31/2008	9,727
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $55,019, collateralized by FNMA 4.50% - 7.00%, 2021 — 2038, value of $56,116)
55,015	2.19% dated 07/31/2008	55,015
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,895, collateralized by FNMA 4.00% - 5.50%, 2018 — 2038, value of $1,933)
1,895	2.16% dated 07/31/2008	1,895

		135,760

			Market
Shares			Value +
	Securities Purchased with Proceeds from Security Lending — 13.2%
	Cash Collateral Reinvestment Fund:
$375,760	Goldman Sachs FS Prime Obligation/Institutional Fund		$375,760

	Total short-term investments (Cost $511,520)		$511,520

	Total investments (Cost $3,115,767) ▲	111.0%	$3,166,587
	Other assets and liabilities	(11.0)%	(314,586)

	Total net assets	100.0%	$2,852,001

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.67% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $3,117,567 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$224,165
Unrealized Depreciation	(175,145)

Net Unrealized Appreciation	$49,020

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$3,090	$3,085	08/01/08	$(5)
British Pound (Sell)	4,985	4,984	08/04/08	(1)
British Pound (Sell)	3,345	3,345	08/05/08	—

				$(6)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

76

The Hartford High Yield Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
	Finance — 0.3%
	CBA Commercial Small Balance Commercial Mortgage
$6,239	9.75%, 01/25/2039 ⌂ ►	$671
	Soundview NIM Trust
920	8.25%, 12/25/2036 ⌂	9

	Total asset & commercial mortgage backed securities (Cost $1,432)	$680

CORPORATE BONDS: INVESTMENT GRADE — 2.2%
	Consumer Cyclical — 0.4%
	Phillips Van-Heusen Corp.
$815	7.75%, 11/15/2023	$796

	Finance — 1.8% Bank of America Corp.
875	8.00%, 12/29/2049 Δ	807
	Citigroup, Inc.
800	8.40%, 12/31/2049 Δ	685
	Goldman Sachs Capital Trust II
1,500	5.79%, 12/29/2049 Δ	993
	JP Morgan Chase & Co.
700	7.90%, 12/01/2049	647
	Wachovia Corp.
900	7.98%, 02/28/2049 Δ	692

		3,824

	Total corporate bonds: investment grade (Cost $4,598)	$4,620

CORPORATE BONDS: NON-INVESTMENT GRADE — 82.4%
	Basic Materials — 5.5%
	AK Steel Corp.
$1,375	7.75%, 06/15/2012	$1,409
	Berry Plastics Holding Co.
515	6.65%, 09/15/2014 Δ	379
	Cenveo, Inc.
750	10.50%, 08/15/2016 ■	739
	Domtar Corp.
1,660	5.38%, 12/01/2013	1,428
	Graham Packaging Co., Inc.
1,180	9.88%, 10/15/2014 ▼	1,009
	Huntsman International LLC
520	7.88%, 11/15/2014	488
	MacDermid, Inc.
1,430	9.50%, 04/15/2017 ■	1,308
	Momentive Performance
1,190	9.75%, 12/01/2014 ▼	1,053
	New Page Corp.
1,380	10.00%, 05/01/2012	1,321
	Potlatch Corp.
650	13.00%, 12/01/2009 ⌂ Δ	708
	Steel Dynamics, Inc.
1,170	7.38%, 11/01/2012	1,158
	Valmont Industries, Inc.
725	6.88%, 05/01/2014	712

		11,712

	Capital Goods — 1.9%
	Bombardier, Inc.
1,320	6.30%, 05/01/2014 ■	1,254
	Hawker Beechcraft Acquisition Co.
650	9.75%, 04/01/2017 ▼	642
	SPX Corp.
865	7.63%, 12/15/2014 ■	885
	Transdigm, Inc.
1,390	7.75%, 07/15/2014	1,355

		4,136

	Consumer Cyclical — 11.7%
	Alliance One International, Inc.
860	8.50%, 05/15/2012 ⌂	806
	Amerigas Partners L.P.
1,080	7.25%, 05/20/2015 ‡	999
	Aramark Corp.
1,430	5.00%, 06/01/2012	1,257
	BE Aerospace, Inc.
1,075	8.50%, 07/01/2018	1,110
	Buffalo Thunder
1,325	9.38%, 12/15/2014 ⌂	768
	D.R. Horton, Inc.
1,565	4.88%, 01/15/2010	1,440
	Dollarama Group L.P.
1,125	8.88%, 08/15/2012	1,041
	ESCO Corp.
1,360	8.63%, 12/15/2013 ■	1,356
	General Motors Corp.
4,575	7.20%, 01/15/2011 ▼	3,008
	Ingles Markets, Inc.
950	8.88%, 12/01/2011	962
	K Hovnanian Enterprises
1,385	11.50%, 05/01/2013 ■	1,402
	KB Home & Broad Home Corp.
1,200	6.38%, 08/15/2011	1,092
	Michaels Stores, Inc.
495	11.38%, 11/01/2016 ▼	349
	Neiman Marcus Group, Inc.
550	9.00%, 10/15/2015	539
785	10.38%, 10/15/2015 ▼	769
	Pulte Homes, Inc.
1,550	7.88%, 08/01/2011	1,496
	SGS International, Inc.
1,075	12.00%, 12/15/2013	922
	Stater Brothers Holdings, Inc.
860	8.13%, 06/15/2012	856
	Supervalu, Inc.
2,540	7.50%, 11/15/2014	2,505
	Tenneco, Inc.
1,030	8.13%, 11/15/2015	917
	TRW Automotive, Inc.
1,865	7.25%, 03/15/2017 ■	1,604

		25,198

	Consumer Staples — 1.5%
	Appleton Papers, Inc.
750	8.13%, 06/15/2011	714
550	9.75%, 06/15/2014 ▼ ⌂	509
	Constellation Brands, Inc.
1,050	8.38%, 12/15/2014	1,074
	Dole Food Co., Inc.
1,030	8.63%, 05/01/2009 ▼	1,008

		3,305

77

The Hartford High Yield Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: NON-INVESTMENT GRADE (continued)

	Energy — 6.2%
	Chesapeake Energy Corp.
$1,180	7.25%, 12/15/2018	$1,156
1,290	7.63%, 07/15/2013	1,313
	Cie Gen Geophysique
1,440	7.75%, 05/15/2017	1,429
	Encore Acquisition Co.
850	7.25%, 12/01/2017	816
	Ferrellgas Partners L.P.
740	6.75%, 05/01/2014 ■	629
	Inergy L.P.
1,440	8.25%, 03/01/2016	1,386
	Key Energy Services, Inc.
1,250	8.38%, 12/01/2014 ■	1,256
	Petrohawk Energy Corp.
1,210	9.13%, 07/15/2013	1,225
	Plains Exploration & Production Co.
900	7.63%, 06/01/2018	873
	Quicksilver Resources, Inc.
1,000	8.25%, 08/01/2015	973
	Sonat, Inc.
1,260	7.63%, 07/15/2011	1,284
	Tesoro Corp.
1,000	6.63%, 11/01/2015 ▼	880

		13,220

	Finance — 9.1%
	American Real Estate Partners L.P.
1,155	7.13%, 02/15/2013 ‡	1,034
	Dow Jones CDX HY
2,500	8.88%, 06/29/2013 ■	2,312
	Ford Motor Credit Co.
3,430	5.54%, 01/13/2012 Δ	2,487
1,730	5.70%, 01/15/2010	1,490
3,000	7.24%, 04/15/2012 Δ	2,849
	General Motors Acceptance Corp.
2,930	5.63%, 05/15/2009 ▼	2,668
4,150	6.88%, 09/15/2011	2,740
	Host Marriott L.P.
940	6.75%, 06/01/2016	804
	LPL Holdings, Inc.
2,165	10.75%, 12/15/2015 ⌂	2,078
	Yankee Acquisition Corp.
1,500	8.50%, 02/15/2015	1,102

		19,564

	Health Care — 6.9%
	Advanced Medical Optics, Inc.
1,710	7.50%, 05/01/2017	1,539
	HCA, Inc.
1,000	7.88%, 02/01/2011	990
2,550	9.25%, 11/15/2016	2,626
	IASIS Healthcare Capital Corp.
1,280	8.75%, 06/15/2014	1,283
	Invacare Corp.
1,390	9.75%, 02/15/2015	1,390
	Multiplan Corp.
1,255	10.38%, 04/15/2016 ■	1,230
	Psychiatric Solutions, Inc.
995	7.75%, 07/15/2015	973
	Reable Therapeutics Finance LLC
730	11.75%, 11/15/2014 ▼	686
	Rite Aid Corp.
1,500	9.50%, 06/15/2017 ▼	964
1,075	10.38%, 07/15/2016	997
	Skilled Healthcare Group, Inc.
650	11.00%, 01/15/2014	686
	Warner Chilcott Corp.
1,350	8.75%, 02/01/2015	1,370

		14,734

	Services — 13.7%
	Affinion Group, Inc.
1,580	11.50%, 10/15/2015	1,572
	Allied Waste North America, Inc.
950	6.88%, 06/01/2017	912
1,100	7.88%, 04/15/2013	1,119
	AMC Entertainment, Inc.
940	11.00%, 02/01/2016	952
	Clear Channel Communications, Inc.
2,900	7.65%, 09/15/2010	2,726
	Dex Media West LLC, Inc.
600	8.00%, 11/15/2013 ▼	366
1,775	9.88%, 08/15/2013	1,393
	DirecTV Holdings LLC
535	7.63%, 05/15/2016 ■	531
870	8.38%, 03/15/2013	898
	Echostar DBS Corp.
2,200	7.75%, 05/31/2015	2,112
	FireKeepers Development Authority
1,120	13.88%, 05/01/2015 ▼ ■	1,031
	Harland Clarke Holdings
1,395	9.50%, 05/15/2015	1,137
	Harrah’s Operating Co., Inc.
2,430	10.75%, 02/01/2016 ■	1,835
	Idearc, Inc.
1,660	8.00%, 11/15/2016	755
	Iron Mountain, Inc.
1,220	8.00%, 06/15/2020	1,187
	MGM Mirage, Inc.
930	6.75%, 09/01/2012	816
1,560	7.50%, 06/01/2016 ▼	1,244
	Pinnacle Entertainment, Inc.
960	8.75%, 10/01/2013	917
	Sheridan Group, Inc.
1,200	10.25%, 08/15/2011	1,104
	Sirius Satellite Radio, Inc.
880	9.63%, 08/01/2013 ▼	722
	SunGard Data Systems, Inc.
2,063	10.25%, 08/15/2015 ▼	2,094
	TL Acquisitions, Inc.
1,480	10.50%, 01/15/2015 ■	1,302
	Videotron Ltee
1,035	6.88%, 01/15/2014	999
	Virgin Media, Inc.
660	6.50%, 11/15/2016 ■	598
	Wynn Las Vegas LLC
1,250	6.63%, 12/01/2014	1,131

		29,453

78

The Hartford High Yield Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +

CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
		Technology — 17.7%
		Advanced Micro Devices, Inc.
	$1,000	5.75%, 08/15/2012 ۞	$625
		Broadview Networks Holdings, Inc.
	1,050	11.38%, 09/01/2012	934
		Canwest MediaWorks L.P.
	1,800	9.25%, 08/01/2015 ■	1,395
		CCH I Holdings LLC
	1,400	9.92%, 04/01/2014 ▼	749
		Charter Communications Operating LLC
	1,960	10.88%, 09/15/2014 ■	2,038
		Cincinnati Bell, Inc.
	1,275	7.25%, 07/15/2013	1,230
		Citizens Communications Co.
	1,370	7.88%, 01/15/2027	1,206
		Cricket Communications, Inc.
	865	9.38%, 11/01/2014 ▼	848
		CSC Holdings, Inc.
	2,110	7.63%, 04/01/2011	2,086
		Freescale Semiconductor, Inc.
	2,100	9.13%, 12/15/2014	1,701
		General Cable Corp.
	1,015	5.17%, 04/01/2015 Δ	893
		Intelsat Bermuda Ltd.
	2,005	11.25%, 06/15/2016	2,080
		Intelsat Subsidiary Holding Co.
	2,200	8.50%, 01/15/2013 ■	2,178
		Level 3 Financing, Inc.
	1,550	9.25%, 11/01/2014	1,411
		Mediacom LLC
	2,185	7.88%, 02/15/2011	2,032
		MetroPCS Wireless, Inc.
	1,335	9.25%, 11/01/2014	1,295
		Nortel Networks Ltd.
	1,450	10.75%, 07/15/2016 ▼	1,421
		NXP B.V./NXP Funding LLC
	720	5.54%, 10/15/2013 ▼ Δ	565
	700	9.50%, 10/15/2015 ▼	485
		Qwest Communications International, Inc.
	2,660	7.50%, 02/15/2014 ▼	2,454
		Sanmina-Sci Corp.
	1,710	5.53%, 06/15/2010 — 06/15/2014 ■ Δ	1,622
		Spansion LLC
	1,450	5.81%, 06/01/2013 ■ Δ	1,015
		Sprint Capital Corp.
	2,575	8.38%, 03/15/2012	2,530
		Sprint Nextel Corp.
	2,650	6.00%, 12/01/2016	2,233
		Wind Acquisition
EUR	680	9.75%, 12/01/2015 ■	1,039
		Windstream Corp.
	2,050	8.63%, 08/01/2016	2,076

			38,141

		Transportation — 1.7%
		Bristow Group, Inc.
	915	7.50%, 09/15/2017	901
		Continental Airlines, Inc.
	515	6.80%, 08/02/2018	392
	1,005	7.03%, 06/15/2011	834
		Continental Airlines, Inc.
	1,128	7.37%, 12/15/2015	863
		PHI, Inc.
	770	7.13%, 04/15/2013	728

			3,718

		Utilities — 6.5%
		AES Corp.
	920	8.00%, 10/15/2017	906
		Copano Energy LLC
	1,255	8.13%, 03/01/2016	1,224
		Dynegy Holdings, Inc.
	985	8.75%, 02/15/2012 ▼	1,005
		Edison Mission Energy
	1,090	7.50%, 06/15/2013	1,095
		Energy Future Holdings
	740	10.88%, 11/01/2017 ▼ ■	762
		Markwest Energy Partners L.P.
	1,220	8.50%, 07/15/2016	1,217
		Mirant North America LLC
	1,200	7.38%, 12/31/2013	1,200
		NRG Energy, Inc.
	2,670	7.38%, 02/01/2016	2,590
		Reliant Energy, Inc.
	1,260	6.75%, 12/15/2014	1,285
	451	9.24%, 07/02/2017	487
		Texas Competitive Electric Co.
	2,265	10.25%, 11/01/2015 ■	2,265

			14,036

		Total corporate bonds: non-investment grade (Cost $190,305)	$177,217

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 7.8%
		Basic Materials — 1.3%
		Boise Paper Holdings LLC
	$1,000	11.00%, 02/20/2015 ±	$946
		Georgia-Pacific Corp.
	1,298	4.47%, 12/20/2013 ± *	1,225
		Mega Bloks, Inc.
	818	8.25%, 07/26/2012 ±	699

			2,870

		Capital Goods — 0.2%
		Targus Group International
	491	6.56%, 11/22/2012 ⌂ ±	390

		Consumer Cyclical — 1.6%
		American Axle & Manufacturing Holdings, Inc.
	1,300	5.30%, 06/14/2012 ±	991
		Appleseed’s Brands
	649	8.35%, 06/25/2013 ⌂ ±	415
		Hanesbrands, Inc.
	875	6.55%, 03/05/2014 ± *	860
		Lear Corp.
	1,153	5.13%, 04/25/2012 ±	1,057

			3,323

		Energy — 0.6%
		Turbo Beta Ltd.
	1,250	14.50%, 03/12/2018 ⌂ ±	1,225

79

The Hartford High Yield Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Health Care — 0.9%
	IASIS Healthcare Capital Corp.
$1,609	8.04%, 06/15/2014 ±	$1,392
	Inverness Medical Innovation, Inc.
625	7.06%, 06/26/2015 ±	587

		1,979

	Services — 1.7%
	Marquee Holdings, Inc.
517	7.78%, 06/13/2012 ±	393
	PITG Gaming Investor Holdings LLC
880	13.00%, 12/13/2008 ● ±	792
	Tribune Co.
1,105	8.29%, 05/26/2015 ⌂ ±	652
	Venetian Macau Ltd.
163	7.08%, 05/25/2013 ◊ *	157
	Venetian Macau Ltd., Incremental Term Loan B
297	5.06%, 04/06/2012 ◊ *	287
	Venetian Macau Ltd., Term Loan
282	5.06%, 04/06/2013 ◊ *	272
	WideOpenWest Finance LLC
1,395	9.50%, 06/29/2015 ⌂ ±	1,130

		3,683

	Technology — 1.5%
	Infor Lux Bond Co.
1,639	10.80%, 07/28/2014 ⌂ ±	787
	Integra Telecom Holdings, Inc.
650	9.80%, 04/08/2014 ±	590
	Mediacom Broadband LLC
309	3.97%, 03/31/2010 ±	292
	Wind Acquisitions Holdings Finance S.A.
1,621	10.04%, 12/12/2011 ±	1,524

		3,193

	Total senior floating rate interests:
	non-investment grade (Cost $18,982)	$16,663

Shares
COMMON STOCK — 0.0%
	Consumer Cyclical — 0.0%
1	Hosiery Corp. of America, Inc. Class A † ● ⌂	$—

	Technology — 0.0%
1	AboveNet, Inc. ● ▼	37
—	XO Holdings, Inc. ●	—

		37

	Total common stock (Cost $21)	$37

WARRANTS — 0.0%
	Technology — 0.0%
1	AboveNet, Inc. ● ▼ ⌂	$17
—	XO Holdings, Inc. ● ⌂	—

	Total warrants (Cost $ — )	$17

		Market
Shares		Value +
PREFERRED STOCK — 0.2%
	Finance — 0.2%
16	United Rentals Trust I ⌂ ۞	$479

	Total preferred stock (Cost $781)	$479

	Total long-term investments (Cost $216,119)	$199,713

Principal
Amount ╬
SHORT-TERM INVESTMENTS — 14.8%
Finance — 0.3%
Rabobank USA
$601	2.16%, 08/01/2008	$601

Shares
Investment Pools and Funds — 0.0%
—	State Street Bank Money Market Fund	—

Principal
Amount
	Repurchase Agreements — 4.5%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,214, collateralized by U.S. Treasury Bond 5.38% — 8.25%, 2020 — 2031, value of $3,306)
$3,214	2.05% dated 07/31/2008	$3,214
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,214, collateralized by U.S. Treasury Note 4.25%, 2014, value of $3,305)
3,214	2.00% dated 07/31/2008	3,214
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,185, collateralized by U.S. Treasury Bond 5.25% — 7.13%, 2023 — 2029, value of $3,254)
3,185	2.03% dated 07/31/2008	3,185

		9,613

Shares
Securities Purchased with Proceeds from Security Lending — 9.9%
Cash Collateral Reinvestment Fund:
21,360	Navigator Prime Portfolio	21,360

Principal
Amount
	U.S. Treasury Bills — 0.1%
$200	1.99%, 09/11/2008 ○ □		$200
	Total short-term investments (Cost $31,774)		$31,774

	Total investments (Cost $247,893) ▲	107.7%	$231,487
	Other assets and liabilities	(7.7)%	(16,466)

	Total net assets	100.0%	$215,021

80

The Hartford High Yield Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.19% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $248,346 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$604
Unrealized Depreciation	(17,463)

Net Unrealized Depreciation	$(16,859)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008 rounds to zero. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2008.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $31,586, which represents 14.69% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $1,311.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR — Euro

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2007 - 03/2008	1	AboveNet, Inc. Warrants	$—
03/2007	860	Alliance One International, Inc., 8.50%, 05/15/2012	860
07/2007	649	Appleseed’s Brands, 8.35%, 06/25/2013	644
12/2006	550	Appleton Papers, Inc., 9.75%, 06/15/2014	553
12/2006 - 06/2007	1,325	Buffalo Thunder, 9.38%, 12/15/2014 - 144A	1,339
11/2006 - 08/2007	6,239	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	583
10/1994	1	Hosiery Corp. of America, Inc. Class A - 144A	21
03/2007 - 07/2008	1,639	Infor Lux Bond Co., 10.80%, 07/28/2014	1,354
08/2006 - 04/2008	2,165	LPL Holdings, Inc., 10.75%, 12/15/2015 - 144A	2,238
05/2001 - 11/2001	650	Potlatch Corp., 13.00%, 12/01/2009	648
02/2007	920	Soundview NIM Trust, 8.25%, 12/25/2036 - 144A	849
05/2007	491	Targus Group International, 6.56%, 11/22/2012	489
05/2007	1,105	Tribune Co., 8.29%, 05/26/2015	1,105
06/2008	1,250	Turbo Beta Ltd., 14.50%, 03/12/2018	1,250
03/2007 - 07/2007	16	United Rentals Trust I	781
06/2007 - 07/2008	1,395	WideOpenWest Finance LLC, 9.50%, 06/29/2015	1,348
05/2006	—	XO Holdings, Inc. Warrants	—

The aggregate value of these securities at July 31, 2008 was $10,644 which represents 4.95% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008. Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury Note	158	Long	Sep 2008	$96

* The number of contracts does not omit 000’s.

Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$2,282	$2,296	10/29/08	$14

81

The Hartford High Yield Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Credit Default Swap Agreements Outstanding at July 31, 2008

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers Special Financing, Inc.*	GMAC	Sell	6.65%	09/20/08	$625	$(7)

*	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

82

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 98.1%
	Alabama — 1.6%
	Courtland Industrial Development Board Environmental Improvement Rev
$4,750	5.00%, 11/01/2013	$4,588
	Huntsville-Redstone Village, AL, Special Care Fac FA
600	5.25%, 01/01/2015 ‡	588

		5,176

	Alaska — 0.9%
	North Slope Boro, AK
3,000	9.94%, 06/30/2010 Δ	3,000

	Arizona — 1.0%
	Estrella Mountain Ranch Community GO
265	6.20%, 07/15/2032 ⌂	247
	Pinal County Electric Dist No 4
1,150	6.00%, 12/01/2038	1,134
	Scottsdale Arizona Industrial Development
1,000	5.25%, 09/01/2030	945
	Show Low Bluff, AZ, Community Fac Dist Special Assessment
200	5.60%, 07/01/2031 ⌂	169
	Tartesso West Community Facilities Dist
1,000	5.90%, 07/15/2032 ⌂	886

		3,381

	California — 5.8%
	California Municipal FA, Biola University
1,000	5.80%, 10/01/2028	994
	California Statewide Community DA, California Baptist University
2,800	5.50%, 11/01/2038	2,475
	California Statewide Community DA, Drew School
250	5.30%, 10/01/2037	212
	California Statewide Community DA, Huntington Park Rev
200	5.15%, 07/01/2030	169
	California Statewide Community DA, Valleycare Health System
100	5.13%, 07/15/2031 ⌂	82
	Chino, CA, Community Fac Dist Special Tax B
500	5.00%, 09/01/2036 ‡	393
	Folsom, CA, Public FA Special Tax Rev
500	5.20%, 09/01/2032 ‡	412
	Morongo Band of Mission Indians Enterprise Rev
1,595	6.50%, 03/01/2028 ■	1,577
	Perris, CA, Public FA Local Agency Rev
1,000	5.80%, 09/01/2038	889
	Rancho Santa Fe, CA, Community Services Dist Special Tax Community Fac Dist #1
600	5.25%, 09/01/2030	511
	Rialto, CA, Redev Agency
2,000	5.88%, 09/01/2033	2,054
	Roseville, CA, Special Tax
1,000	6.00%, 09/01/2028	938
	San Francisco, CA, Bay Area Toll Auth Bridge Rev
1,080	7.00%, 04/01/2047 Δ	1,080
	Turlock, CA, Health Facilities Rev
2,675	5.38%, 10/15/2034	2,386
	Vernon, CA, Natural Gas FA
5,000	5.00%, 08/01/2021	5,025

		19,197

	Colorado — 1.9%
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
800	5.00%, 12/01/2026	659
	Colorado Educational & Cultural FA Rev, Charter School-Windsor Academy Proj
500	5.70%, 05/01/2037 ⌂	429
	Colorado Health FA Rev
2,500	5.50%, 05/15/2028	2,370
	Denver, CO, City & County Special Fac Airport AMT
500	5.25%, 10/01/2032 ‡	309
	E-470 Public Highway Auth Colorado Rev
1,875	5.50%, 09/01/2024	1,920
	North Range, CO, Metropolitan Dist #2
500	5.50%, 12/15/2027 ⌂	431
	Park Meadows, CO, Business Improvement Dist Shared Sales Tax Rev
360	5.35%, 12/01/2031	329

		6,447

	Delaware — 0.5%
	Millsboro, DE, Special Obligation Plantation Lakes Special Development
500	5.45%, 07/01/2036 ⌂	413
	Sussex County, DE, Del Rev
1,235	5.90%, 01/01/2026	1,143

		1,556

	District of Columbia — 1.0%
	District of Columbia Tobacco Settlement Financing Corp
3,460	6.50%, 05/15/2033	3,221

	Florida — 12.4%
	Beeline Community Development Dist
1,220	7.00%, 05/01/2037 ‡	1,220
	Brevard County Health Facilities Auth
4,000	5.00%, 04/01/2034	3,574
	Florida Village Community Development Dist No 8
2,855	6.38%, 05/01/2038	2,868
	Highland County, FL, Adventist Hospital
5,000	5.25%, 11/15/2036	4,699
	Jacksonville, FL, Econ Development Community AMT
1,000	5.30%, 05/01/2037	800
	Jacksonville, FL, Econ Development Community Health Care Facilities
2,000	6.25%, 09/01/2027 ‡	2,001

83

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)

	Florida (continued)
	Lakeland Florida Retirement Community Rev
$1,750	6.38%, 01/01/2043	$1,725
	Lakeland, FL, Retirement Community Rev
500	6.25%, 01/01/2028	492
	Lee County, FL, Industrial DA
1,000	5.25%, 06/15/2027	832
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	5.90%, 05/01/2039	412
	Miami-Dade County Educational Facilities Auth
3,000	5.75%, 04/01/2028	3,088
	Orange County, FL, Health Care FA Rev
2,500	5.25%, 10/01/2035	2,323
200	5.50%, 07/01/2038 ⌂	164
	Palm Beach County, FL, Health FA Rev Waterford Proj
2,400	5.88%, 11/15/2037	2,150
	Parker Road, FL, Community Development Dist Cap Improvement Ser A
200	5.60%, 05/01/2038	159
	Putnam County, FL, DA
3,125	5.35%, 03/15/2042	3,078
	River Bend Community Development Dist, Capital Improvement Rev
2,000	7.13%, 11/01/2015	1,932
	Seminole Tribe of Florida
4,500	5.25%, 10/01/2027 ■	4,133
1,000	5.50%, 10/01/2024 ■	969
	Six Mile Creek, FL, Community Development Dist
1,525	5.88%, 05/01/2038	1,131
	St. Johns County, FL, IDA
1,765	5.00%, 02/15/2027	1,514
	Sweetwater Creek, FL, Community Development Dist Captial Improvement Rev
1,000	5.50%, 05/01/2038 ‡	735
	Tolomato, FL, Community Development Dist
800	6.65%, 05/01/2040	770
	University Square Community Development
500	5.88%, 05/01/2038	427

		41,196

	Georgia — 2.9%
	Augusta, GA, Airport Rev AMT
165	5.35%, 01/01/2028	144
230	5.45%, 01/01/2031	200
	Main Street Natural Gas, Inc., Gas Rev
10,000	6.25%, 07/15/2028 <	9,164

		9,508

	Idaho — 1.8%
	Idaho Arts Charter School
1,000	6.25%, 12/01/2028	953
	Nez Perce County, ID, Pollution Control
5,000	6.00%, 10/01/2024	4,903

		5,856

	Illinois — 3.1%
	Belleville, IL, Tax Increment
1,000	5.70%, 05/01/2036 ⌂	859
	Chicago, IL, O’Hare International Airport Special Fac Rev, American Airlines Inc.
250	5.50%, 12/01/2030	114
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
200	5.75%, 03/01/2037	166
	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj
200	6.00%, 03/01/2046	170
	Illinois FA
1,800	5.38%, 08/15/2039 — 11/15/2039	1,631
1,500	5.50%, 08/15/2028	1,459
190	6.25%, 02/01/2033	203
	Illinois FA Rev
6,000	5.50%, 08/15/2030	5,622

		10,224

	Indiana — 0.5%
	East Chicago Industrial Solid Waste Disposal AMT
1,000	5.50%, 09/01/2028	836
	Fort Wayne, IN, Pollution Control Rev
675	6.20%, 10/15/2025 ‡	500
	Vigo County, IN, Union Hospital
500	5.70%, 09/01/2037 ■	430

		1,766

	Kansas — 0.1%
	Olathe, KS, Tax Increment Rev, West Village Center
500	5.50%, 09/01/2026	452

	Kentucky — 1.5%
	Louisville & Jefferson County Metro Government Health Facilities Rev
5,000	6.13%, 02/01/2037	5,045

	Louisiana — 2.9%
	Colonial Pinnacle Community Development Dist
2,655	6.75%, 05/01/2023	2,574
	Louisiana Local Government Environmental Facilities & Community Development
6,000	6.75%, 11/01/2032	5,880
	Louisiana Public Fac Auth, Susla Fac Inc
500	5.75%, 07/01/2039 ⌂	445
	St. Johns Baptist Parish, LA, Marathon Oil Co.
1,000	5.13%, 06/01/2037 ‡	863

		9,762

84

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)
	Maryland — 0.2%
	Maryland State Health and Higher Education FA Rev
$770	6.00%, 01/01/2028	$776

	Massachusetts — 0.3%
	Massachusetts State Health & Education Facilities
1,000	5.13%, 07/01/2033	935

	Michigan — 10.0%
	Detroit, MI, GO Ltd
12,175	5.00%, 04/01/2016	12,082
	Dickinson County, MI, Econ Development Corp
3,000	5.75%, 06/01/2016	2,950
	Flint International Academy
2,500	5.75%, 10/01/2037 ‡	2,305
	Michigan Public Educational Facilities
5,000	6.50%, 09/01/2037 ■	4,576
	Michigan State Hospital FA, McLaren Health Care
3,000	5.63%, 05/15/2028 *	2,942
	Michigan Tobacco Settlement FA
2,600	6.00%, 06/01/2034	2,239
	Michigan Tobacco Settlement Fin
6,665	6.88%, 06/01/2042	6,302

		33,396

	Minnesota — 1.2%
	Baytown Township, MN
750	7.00%, 08/01/2038 *	745
	Falcon Heights, MN, Lease Rev
525	6.00%, 11/01/2037	468
	Minneapolis, MN, Multifamily Housing Rev AMT
200	5.40%, 04/01/2028	176
	Rochester, MN, Health Care Fac Rev
790	5.70%, 05/01/2022 ⌂	746
	University of Minnesota
1,900	4.92%, 08/01/2031 Δ	1,900
	Worthington, MN, Housing Rev Ref, Meadows Worthington Proj
100	5.38%, 05/01/2037	83

		4,118

	Missouri — 0.5%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027 ‡	86
	Branson, MO, Regional Airport Transportation Development AMT
1,300	6.00%, 07/01/2025	1,143
	Kansas City, MO, Tax Increment Rev Maincor Proj Ser A
500	5.25%, 03/01/2018	478

		1,707

	Nebraska — 1.6%
	Douglas County Hospital Auth
2,500	5.75%, 11/01/2028	2,473
	Madison County Hospital Auth
3,000	6.00%, 07/01/2033	2,877

		5,350

	Nevada — 2.7%
	Clark County, NV, Airport Improvement Rev
6,000	9.50%, 07/01/2012 Δ	6,000
	Las Vegas, NV, Special Improvement Dist #808 & 810, Summerlin Village
500	6.13%, 06/01/2031	438
	Mesquite Special Improvement Dist #07-01
500	6.00%, 08/01/2027	438
	Sparks Tourism Improvement
2,240	6.75%, 06/15/2028	2,132

		9,008

	New Hampshire — 0.0%
	New Hampshire State Business Fin Rev AMT
200	5.20%, 05/01/2027	165

	New Jersey — 2.9%
	Burlington County, NJ, Bridge Commission Econ Development Rev, The Evergreen Proj
1,500	5.63%, 01/01/2038	1,289
	New Jersey Econ DA
4,800	6.25%, 09/15/2019	3,737
	New Jersey Health Care Facilities FA
4,000	6.63%, 07/01/2038 *	3,813
	New Jersey Health Care Services FA
800	5.50%, 07/01/2030	731

		9,570

	New Mexico — 0.7%
	Montecito Estates Public Improvement Rev
1,000	7.00%, 10/01/2037 ⌂	927
	Otero County NM Jail Proj Rev
1,370	6.00%, 04/01/2028	1,233
	Otero County, NM, Jail Proj
100	6.00%, 04/01/2023	95

		2,255

	New York — 7.1%
	Erie County, NY, IDA Global Concepts Charter School Proj
2,100	6.25%, 10/01/2037	2,005
	Genesee County, NY, IDA Civic Fac Rev, United Memorial Medical Center
500	5.00%, 12/01/2027 ‡	420
	Nassau County, NY, IDA Continuing Care Retirement
2,500	6.70%, 01/01/2043	2,454
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A
1,000	6.50%, 01/01/2027	992
	New York State Dormitory Auth Non State Supported Debt, NYU Hospital Center Ser B
750	5.63%, 07/01/2037	728

85

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)

	New York (continued)
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
$4,550	6.13%, 12/01/2029	$4,459
	New York, NY, IDA American Airlines JFK International Airport AMT
515	7.13%, 08/01/2011	483
9,000	7.63%, 08/01/2025	7,657
1,725	8.00%, 08/01/2012	1,633
	Ulster County, NY, IDA
3,250	6.00%, 09/15/2037 — 09/15/2042	2,904

		23,735

	North Carolina — 0.3% Albemarle, NC, Hospital Auth Healthcare
1,000	5.25%, 10/01/2038 ‡	863
	Raleigh, NC, Medical Care Commission Retirement Fac Rev
200	5.25%, 01/01/2032	162

		1,025

	Ohio — 5.0%
	Buckeye Tobacco Settlement FA
9,925	5.88%, 06/01/2030 — 06/01/2047	8,283
9,500	6.50%, 06/01/2047 ‡	8,399

		16,682

	Oklahoma — 0.1%
	Oklahoma Development FA, Hospital Rev Great Plains Regional Medical Center
500	5.13%, 12/01/2036	429

	Other U.S. Territories — 1.1%
	Puerto Rico Commonwealth
3,570	5.50%, 07/01/2032	3,532

	Pennsylvania — 3.7%
	Allegheny County Higher Education Building Auth
1,150	5.00%, 03/01/2033	1,103
	Allegheny County, PA, Hospital DA Rev
1,500	5.00%, 11/15/2028 ‡	1,175
	Berks County, PA
5,000	9.94%, 11/01/2023 Δ	5,000
	Erie Higher Educational Building Auth
1,000	5.50%, 03/15/2038	959
	Northampton County, PA
3,000	5.50%, 08/15/2035	2,858
	Pennsylvania State Higher Educational FA Rev
855	5.75%, 07/01/2028	821
	Philadelphia, PA, IDA
500	5.25%, 05/01/2037	419

		12,335

	South Carolina — 0.6%
	Lancaster County, SC, Sun City Assessment
1,993	7.70%, 11/01/2017	1,931

	South Dakota — 1.8%
	South Dakota Educational Enhancement Funding Corp
6,030	6.50%, 06/01/2032	5,879

	Texas — 8.8%
	Brazos County Health Facilities Development Corp
6,570	5.50%, 01/01/2033 — 01/01/2038	6,290
	Brazos River Habor Navigation Dist
2,000	5.95%, 05/15/2033	1,893
	Burnet County, TX, Public Fac Proj Rev
2,000	7.75%, 08/01/2029	1,940
	Dallas County Utility & Reclamation Dist
5,000	5.38%, 02/15/2029	4,936
	Dallas-Fort Worth, TX, International Airport AMT
750	6.15%, 01/01/2016	736
	Garza County, TX, Public Fac Corp Rev
1,000	5.75%, 10/01/2025 ‡	984
	Guadalupe County, TX, Board Managers Joint Rev
2,000	5.50%, 08/15/2036 ‡	1,952
	Gulf Coast Waste Disposal Auth AMT
1,000	5.20%, 05/01/2028 ‡	810
	Houston, TX, Airport System Rev
6,500	6.75%, 07/01/2021	5,223
	Maverick County, TX, Public Fac Corp Proj Rev
1,685	6.25%, 02/01/2024	1,524
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035	514
	Willacy County, TX, GO
2,500	6.88%, 09/01/2028	2,365

		29,167

	Utah — 1.5%
	Provo, UT, Lakeview Charter School
1,300	5.63%, 07/15/2037	1,131
	Provo, UT, Renaissance Charter School
200	5.63%, 07/15/2037	173
	Utah County, UT, Charter School Rev
1,000	6.00%, 02/15/2038	906
	Utah State Charter School Financing Auth, Channing Hall Ser A
750	5.88%, 07/15/2027 ■	687
700	6.00%, 07/15/2037 ■	637
	Utah State Charter School Financing Auth, Summit Academy Ser A
1,500	5.80%, 06/15/2038	1,411

		4,945

	Virginia - 1.2%
	James City County, VA, Econ DA Residential Care Fac
1,100	5.40%, 07/01/2027 ⌂	959
	Lexington, VA, IDA Residential Care Fac Rev
1,050	5.50%, 01/01/2037	883
	Norfolk, VA, Redev & Housing Auth Rev
2,005	6.13%, 01/01/2035	1,820

86

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)

	Virginia (continued)
	Peninsula, VA, Turn Center Community Dev DA
$300	6.45%, 09/01/2037	$274

		3,936

	Washington — 3.4%
	Skagit County, WA, Public Hospital Rev
2,000	5.75%, 12/01/2032	1,887
	Snohomish County, WA, Public Utility Dist No1
6,000	9.50%, 01/01/2025 Δ	6,000
	Washington State Health Care FA Rev
3,600	6.13%, 08/15/2037	3,384

		11,271

	West Virginia — 1.0%
	West Virginia State Hospital FA Rev Thomas Health Systems
3,500	6.50%, 10/01/2028 — 10/01/2038	3,386

	Wisconsin — 4.5%
	Badger Tobacco Asset Securitization Corp. of WI
13,695	6.13%, 06/01/2027	13,386
1,000	6.38%, 06/01/2032	966
	Wisconsin State Health & Educational Fac Auth, Wellington Homes Wis LLC
600	6.75%, 09/01/2037 ⌂	562

		14,914

	Total municipal bonds (Cost $342,771)	$326,234

Shares
SHORT-TERM INVESTMENTS — 2.1%
	Investment Pools and Funds — 2.1%
6,956	State Street Bank Tax Free Money Market Fund		$6,956

	Total short-term investments (Cost $6,956)		$6,956

	Total investments (Cost $349,727) ▲	100.2%	$333,190
	Other assets and liabilities	(0.2)%	(768)

	Total net assets	100.0%	$332,422

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $349,727 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$317
Unrealized Depreciation	(16,854)

Net Unrealized Depreciation	$(16,537)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $13,009, which represents 3.91% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $7,496.

<	The bend’s payment obligations are guaranteed by Lehman Brothers Holdings, Inc. Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2007	1,000	Belleville, IL, Tax Increment, 5.70%, 05/01/2036	$994
05/2007	100	California Statewide Community DA, Valleycare Health System, 5.13%, 07/15/2031	100
06/2007	500	Colorado Educational & Cultural FA Rev, Charter School-Windsor Academy Proj, 5.70%, 05/01/2037 — 144A	500
11/2007	265	Estrella Mountain Ranch Community GO, 6.20%, 07/15/2032	265
07/2007 - 09/2007	1,100	James City County, VA, Econ DA Residential Care Fac, 5.40%, 07/01/2027	1,081
07/2007	500	Louisiana Public Fac Auth, Susla Fac Inc, 5.75%, 07/01/2039 — 144A	503
06/2007	500	Millsboro, DE, Special Obligation Plantation Lakes Special Development, 5.45%, 07/01/2036	500
12/2007	1,000	Montecito Estates Public Improvement Rev, 7.00%, 10/01/2037	1,000
06/2007	500	North Range, CO, Metropolitan Dist #2, 5.50%, 12/15/2027	499
06/2007	200	Orange County, FL, Health Care FA Rev, 5.50%, 07/01/2038	195
11/2007	790	Rochester, MN, Health Care Fac Rev, 5.70%, 05/01/2022	790
05/2007	200	Show Low Bluff, AZ, Community Fac Dist Special Assessment, 5.60%, 07/01/2031 — 144A	200
09/2007	1,000	Tartesso West Community Facilities Dist, 5.90%, 07/15/2032	1,000
08/2007	600	Wisconsin State Health & Educational Fac Auth, Wellington Homes Wis LLC, 6.75%, 09/01/2037	600

The aggregate value of these securities at July 31, 2008 was $7,319 which represents 2.20% of total net assets.

87

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

AMT — Alternative Minimum Tax
DA — Development Authority
FA — Finance Authority
GO — General Obligations
IDA — Industrial Development Authority
PA — Port Authority

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

88

The Hartford Income Allocation Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 97.3%
FIXED INCOME FUNDS — 97.3%
769	The Hartford Floating Rate Fund, Class Y		$6,920
537	The Hartford High Yield Fund, Class Y		3,795
1,301	The Hartford Income Fund, Class Y		12,370
712	The Hartford Inflation Plus Fund, Class Y		7,922
1,507	The Hartford Short Duration Fund, Class Y		14,328
372	The Hartford Strategic Income Fund, Class Y		3,401
1,187	The Hartford Total Return Bond Fund, Class Y		12,135

	Total investments in affiliated investment companies (Cost $63,112)		$60,871

EXCHANGE TRADED FUNDS — 2.1%
53	Powershares Emerging Markets Sovereign Debt Portfolio ETF		$1,294

	Total investments in exchange traded funds (Cost $1,361)		$1,294

	Total long-term investments (Cost $64,473)		$62,165

SHORT-TERM INVESTMENTS — 0.0%
6	State Street Bank Money Market Fund		$6

	Total investments in short-term investments (Cost $6)		$6

	Total investments (Cost $64,479) ▲	99.4%	$62,171
	Other assets and liabilities	0.6%	372

	Total net assets	100.0%	$62,543

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $65,012 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$199
Unrealized Depreciation	(3,040)

Net Unrealized Depreciation	$(2,841)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

89

The Hartford Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 9.1%
	Finance — 9.1%
	Banc of America Commercial Mortgage, Inc.
$25,508	5.50%, 11/10/2039 — 07/10/2043 ⌂ ►	$258
7,283	5.75%, 06/10/2039 ⌂ ►	42
	Bayview Commercial Asset Trust
200	2.83%, 04/25/2036 ⌂ Δ	144
5,545	7.00%, 07/25/2037 ⌂ ►	566
10,255	7.50%, 09/25/2037 ⌂ ►	1,205
	Bear Stearns Commercial Mortgage Securities, Inc.
1,650	5.15%, 10/12/2042 Δ	1,560
1,700	5.33%, 02/11/2044	1,538
3,010	5.50%, 02/11/2041 ⌂ ►	41
	Capital Automotive Receivables Asset Trust
50	5.77%, 05/20/2010 ⌂	49
	Capital One Automotive Finance Trust
15	4.32%, 05/15/2010	15
	CBA Commercial Small Balance Commercial Mortgage
5,234	7.00%, 07/25/2035 — 06/25/2038 † ⌂ ►	368
6,581	9.75%, 01/25/2039 ⌂ ►	707
	Citigroup Mortgage Loan Trust, Inc.
200	4.96%, 01/25/2037 ⌂ Δ	12
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,000	5.48%, 12/11/2049 ⌂ Δ	1,378
	Commercial Mortgage Pass-Through Certificates
6,017	5.50%, 03/10/2039 ⌂ ►	102
	Countrywide Asset-Backed Certificates
45	5.46%, 07/25/2035	34
	Credit-Based Asset Servicing and Securitization
211	2.73%, 05/25/2036 ⌂ Δ	167
	Equity One ABS, Inc.
5	4.96%, 07/25/2034 ⌂ Δ	1
29	5.46%, 12/25/2033	21
	Ford Credit Automotive Owner Trust
600	4.28%, 05/15/2012	597
	GE Business Loan Trust
8,112	6.14%, 05/15/2034 ⌂ ►	55
	GE Capital Commercial Mortgage Corp.
1,000	5.34%, 03/10/2044 Δ	814
54,690	6.35%, 11/10/2045 ■ ►	70
	GMAC Commercial Mortgage Securities, Inc.
200	5.30%, 08/10/2038	193
	GMAC Mortgage Corp. Loan Trust
270	5.75%, 10/25/2036	198
	Green Tree Financial Corp.
11	6.48%, 12/01/2030	11
7	7.30%, 01/15/2026	7
10	7.35%, 05/15/2027	10
	Greenwich Capital Commercial Funding Corp.
199	3.66%, 11/05/2021 ⌂ Δ	177
	Greenwich Capital Commercial Funding Corp.
190	3.86%, 11/05/2021 ⌂ Δ	165
	GS Mortgage Securities Corp.
2,350	5.58%, 12/20/2049 ⌂ Δ	634
	JP Morgan Automotive Receivable Trust
75	12.85%, 03/15/2012 † ⌂	39
	JP Morgan Chase Commercial Mortgage Security Corp.
502	5.47%, 04/15/2043 Δ	471
2,258	5.50%, 01/15/2038 ⌂ ►	51
250	5.53%, 12/12/2044 Δ	175
2,030	5.72%, 02/15/2051	1,859
1,700	5.75%, 02/12/2049 Δ	1,580
17,114	6.00%, 09/12/2037 ⌂ ►	133
1,690	6.07%, 02/12/2051	1,596
190	6.16%, 05/12/2034 ⌂	193
830	6.20%, 02/12/2051 ■ Δ	609
	LB-UBS Commercial Mortgage Trust
24,989	5.26%, 06/15/2036 ⌂ ► >	60
250	5.45%, 11/15/2038 Δ >	187
767	5.48%, 11/15/2038 Δ >	558
	Lehman Brothers Small Balance Commercial
120	5.62%, 09/25/2036 ■ >	105
	LNR CDO Ltd.
250	3.31%, 05/28/2043 ⌂ Δ	58
	Long Beach Asset Holdings Corp.
45	5.78%, 04/25/2046 ⌂	—
	Marathon Real Estate CDO Ltd.
1,000	3.86%, 05/25/2046 ⌂ Δ	549
	Marlin Leasing Receivables LLC
440	5.33%, 09/16/2013 ■	448
	Merrill Lynch Floating Trust
1,000	3.01%, 06/15/2022 ⌂ Δ	801
	Morgan Stanley Capital I
2,000	5.15%, 08/13/2042 Δ	1,691
1,000	5.78%, 10/15/2042 Δ	644
16,063	6.00%, 06/12/2047 ⌂ ►	156
	Nationstar Home Equity Loan Trust
24	9.97%, 03/25/2037 ⌂ Δ	12
	Option One Mortgage Loan Trust Class M6
725	6.99%, 03/25/2037 ⌂	96
	Option One Mortgage Loan Trust Class M7
500	6.99%, 03/25/2037 ⌂	60
	Option One Mortgage Loan Trust Class M8
475	6.99%, 03/25/2037 ⌂	54
	PSE&G Transition Funding LLC
70	6.61%, 06/15/2015	75
	Renaissance Home Equity Loan Trust
80	5.75%, 05/25/2036 ⌂ Δ	67
200	6.16%, 05/25/2036 ⌂	58
	Renaissance Home Equity Loan Trust Class M5
600	7.00%, 09/25/2037 ⌂	107

90

The Hartford Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

	Finance (continued)
	Renaissance Home Equity Loan Trust Class M8
$750	7.00%, 09/25/2037 ⌂	$84
	USAA Automotive Owner Trust
845	5.36%, 06/15/2012	859
	Wachovia Automotive Loan Owner Trust
250	5.15%, 07/20/2012 ⌂	242
260	5.29%, 06/20/2012 ■	254
	Wachovia Bank Commercial Mortgage Trust
6,753	5.50%, 02/15/2041 ⌂ ►	125
2,010	5.74%, 06/15/2049 Δ	1,863
1,425	5.79%, 07/15/2045 Δ	1,294
	Wamu Commercial Mortgage Securities Trust
1,220	6.14%, 03/23/2045 ■ Δ	858
	Wells Fargo Alternative Loan Trust
983	6.25%, 11/25/2037	895

		30,105

	Utilities — 0.0%
	Detroit Edison Securitization
75	6.19%, 03/01/2013	78

	Total asset & commercial mortgage backed securities (Cost $38,476)	$30,183

CORPORATE BONDS: INVESTMENT GRADE — 28.2%
	Basic Materials — 0.6%
	International Paper Co.
$870	7.40%, 06/15/2014	$869
	Kimberly-Clark Corp.
1,000	6.13%, 08/01/2017	1,027

		1,896

	Capital Goods — 0.4%
	Hutchison Whampoa International Ltd.
200	6.25%, 01/24/2014 ▼ ■	203
	Xerox Corp.
1,360	6.35%, 05/15/2018	1,315

		1,518

	Consumer Cyclical — 0.3%
	CRH America, Inc.
440	8.13%, 07/15/2018	444
	Safeway, Inc.
445	5.80%, 08/15/2012 ▼	452

		896

	Consumer Staples — 0.8%
	Diageo Finance B.V.
800	5.50%, 04/01/2013	810
	Dr. Pepper Snapple Group
882	6.82%, 05/01/2018 ■	887
	General Mills, Inc.
1,010	5.70%, 02/15/2017	994

		2,691

	Energy — 0.6%
	Kazmunaigaz Finance Sub B.V.
300	8.38%, 07/02/2013 ▼ ■	306
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,500	5.30%, 09/30/2020 ■	1,401
	TNK-BP Finance S.A.
505	7.50%, 03/13/2013 — 07/18/2016 ■	470

		2,177

	Finance — 17.2%
	ABX Financing Co.
680	6.35%, 10/15/2036 ■	612
	Aetna, Inc.
245	6.00%, 06/15/2016	242
880	6.63%, 06/15/2036	809
	American Express Co.
993	8.15%, 03/19/2038	1,026
	American International Group, Inc.
3,220	8.17%, 05/15/2058 ■ Δ	2,885
	American Real Estate Partners L.P.
685	7.13%, 02/15/2013	613
	Arden Realty L.P.
150	5.20%, 09/01/2011	150
	Bank of America Corp.
2,639	8.00%, 12/29/2049 Δ	2,435
731	8.13%, 12/29/2049	680
	Barclays Bank plc
912	7.70%, 10/25/2049 ■ Δ	881
	Berkshire Hathaway Finance Corp.
943	5.00%, 08/15/2013 ■	945
	BNP Paribas Capital Trust
370	9.00%, 12/29/2049 ■ Δ	377
	CIT Group, Inc.
865	6.10%, 03/15/2067 Δ	343
	Citigroup, Inc.
2,072	8.30%, 12/21/2057 Δ	1,892
1,701	8.40%, 12/31/2049 Δ	1,457
	Comerica Capital Trust II
1,654	6.58%, 02/20/2037 Δ	1,012
	Countrywide Financial Corp.
961	6.25%, 05/15/2016 ▼	828
	COX Communications, Inc.
1,162	6.25%, 06/01/2018 ■	1,144
	Credit Agricole S.A.
1,975	6.64%, 05/31/2049 ■ Δ	1,559
	Credit Suisse First Boston USA, Inc.
350	6.50%, 01/15/2012	361
	Credit Suisse New York
894	6.00%, 02/15/2018	856
	Deutsche Bank Capital Funding Trust
90	5.63%, 01/31/2049 ▼ ■	75
	Financial Security Assurance Holdings
1,193	6.40%, 12/15/2066 ■ Δ	692
	General Electric Capital Corp.
840	5.63%, 05/01/2018	817
	Goldman Sachs Capital Trust II
2,900	5.79%, 12/29/2049 Δ	1,919
	Goldman Sachs Group, Inc.
125	5.15%, 01/15/2014	120
	HBOS plc
500	5.92%, 07/29/2049 ■	325

91

The Hartford Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

	Finance (continued)
	HSBK Europe B.V.
$250	7.25%, 05/03/2017 ■	$210
	ILFC E-Capital Trust II
4,410	6.25%, 12/21/2065 ■ Δ	3,614
	International Lease Finance Corp.
669	6.38%, 03/25/2013	578
	Janus Capital Group, Inc.
1,105	6.70%, 06/15/2017	1,026
	JP Morgan Chase & Co.
3,074	7.90%, 12/01/2049	2,844
	Kuzneski (Bank of Moscow)
200	7.50%, 11/25/2015 Δ	194
	Lincoln National Corp.
1,197	6.05%, 04/20/2067	963
	Mellon Capital IV
764	6.24%, 06/20/2049 Δ	590
	Merrill Lynch & Co., Inc.
670	5.45%, 02/05/2013	622
	National City Corp.
1,551	12.00%, 12/29/2049 ▼	914
	Northgroup Preferred Capital Corp.
638	6.38%, 10/15/2049 ⌂ Δ	441
	PNC Preferred Funding Trust II
1,600	6.11%, 03/15/2049 ■ Δ	1,075
	Progressive Corp.
1,525	6.70%, 06/15/2037 Δ	1,295
	Prudential Financial, Inc.
2,660	8.88%, 06/15/2038 ▼ Δ	2,566
	RBS Capital Trust IV
3,350	3.60%, 09/29/2049 Δ	2,659
	RSHB Capital
570	6.97%, 09/21/2016 Δ	548
	Shurgard Storage Centers, Inc.
75	5.88%, 03/15/2013	73
	State Street Capital Trust III
560	8.25%, 12/29/2049 Δ	564
	State Street Capital Trust IV
735	3.78%, 06/15/2037 Δ	547
	Transcapitalinvest, Ltd.
300	8.70%, 08/07/2018 ■	300
	Travelers Cos, Inc.
414	6.25%, 03/15/2037 Δ	349
	UBS Preferred Funding Trust I
1,920	8.62%, 10/29/2049	1,932
	Unicredito Italiano Capital Trust
920	9.20%, 10/29/2049 ■	931
	UnitedHealth Group, Inc.
1,251	4.88%, 02/15/2013	1,212
	US Bank Realty Corp.
725	6.09%, 12/22/2049 ■ Δ	471
	USB Capital IX
1,300	6.19%, 03/29/2049 Δ	910
	Wachovia Capital Trust III
1,060	5.80%, 03/15/2042	599
	Wachovia Corp.
756	7.98%, 02/28/2049 Δ	581
	Wells Fargo Capital XIII
2,024	7.70%, 12/29/2049 Δ	1,918
	Westfield Group
740	5.70%, 10/01/2016 ■	665
	Westpac Capital Trust IV
100	5.26%, 12/29/2049 ■	82
	ZFS Finance USA Trust I
721	6.50%, 05/09/2037 ■ Δ	618

		56,946

	Health Care — 0.7%
	Covidien International Finance S.A.
519	5.45%, 10/15/2012	517
	CVS Caremark Corp.
1,500	6.30%, 06/01/2037 Δ	1,286
	Wyeth
465	5.95%, 04/01/2037	440

		2,243

	Services — 1.3%
	Comcast Corp.
516	6.30%, 11/15/2017	512
	Time Warner Entertainment Co., L.P.
1,210	8.38%, 07/15/2033	1,292
	Walt Disney Co.
1,000	6.00%, 07/17/2017 ▼	1,038
	Waste Management, Inc.
1,529	6.10%, 03/15/2018	1,462

		4,304

	Technology — 3.8%
	Agilent Technologies, Inc.
744	6.50%, 11/01/2017	725
	AT&T Corp.
480	8.00%, 11/15/2031	545
	Cingular Wireless Services, Inc.
210	8.13%, 05/01/2012	231
455	8.75%, 03/01/2031	530
	Deutsche Telekom International Finance B.V.
850	5.25%, 07/22/2013	833
	Embarq Corp.
1,341	7.08%, 06/01/2016	1,253
	France Telecom S.A.
150	7.75%, 03/01/2011 Δ	160
	Oracle Corp.
1,329	6.50%, 04/15/2038	1,327
	Rogers Cable, Inc.
205	8.75%, 05/01/2032	231
	Rogers Communications, Inc.
1,667	6.80%, 08/15/2018	1,669
	Telecom Italia Capital
1,597	7.72%, 06/04/2038	1,572
	Tyco Electronics Group S.A.
727	6.00%, 10/01/2012	732
763	6.55%, 10/01/2017	754
	Verizon Communications, Inc.
1,000	5.50%, 02/15/2018	956
	Vodafone Group plc
1,166	6.15%, 02/27/2037	1,050

		12,568

	Transportation — 1.0%
	American Airlines, Inc.
1,475	7.86%, 10/01/2011	1,357

92

The Hartford Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

	Transportation (continued)
	Canadian Pacific Railway Co.
$967	5.75%, 05/15/2013 ▼	$959
	Carnival Corp.
110	6.65%, 01/15/2028	109
	Continental Airlines, Inc.
100	6.56%, 02/15/2012	88
77	6.80%, 08/02/2018	59
	Norfolk Southern Corp.
755	5.75%, 04/01/2018	738

		3,310

	Utilities — 1.5%
	CenterPoint Energy Resources Corp.
207	6.63%, 11/01/2037	187
	Commonwealth Edison Co.
405	5.80%, 03/15/2018	394
	Florida Power Corp.
296	5.80%, 09/15/2017	303
	Kinder Morgan Energy Partners L.P.
230	6.50%, 02/01/2037	213
	NGPL Pipeco LLC
1,024	6.51%, 12/15/2012 ■	1,033
	Northern States Power Co.
400	6.25%, 06/01/2036 ▼	403
	Taqa Abu Dhabi National Energy Co.
1,325	5.62%, 10/25/2012 ■	1,303
	Tennessee Gas Pipeline Co.
100	8.38%, 06/15/2032	109
	Virginia Electric & Power Co.
1,000	5.95%, 09/15/2017	1,007

		4,952

	Total corporate bonds: investment grade (Cost $102,463)	$93,501

CORPORATE BONDS: NON-INVESTMENT GRADE — 9.5%
	Basic Materials — 0.6%
	Evraz Group S.A.
$440	8.88%, 04/24/2013 ■	$428
	Graham Packaging Co., Inc.
350	9.88%, 10/15/2014 ▼	299
	Huntsman International LLC
100	7.88%, 11/15/2014	94
	Momentive Performance
645	9.75%, 12/01/2014	571
	Vedanta Resources plc
400	8.75%, 01/15/2014 ▼ ■	400
	Vitro S.A.
424	8.63%, 02/01/2012 ▼	364

		2,156

	Capital Goods — 0.2%
	Bombardier, Inc.
450	6.30%, 05/01/2014 ■	428
100	6.75%, 05/01/2012 ■	98

		526

	Consumer Cyclical — 0.8%
	AutoNation, Inc.
150	4.79%, 04/15/2013 ▼ Δ	124
	Desarrolladora Homes S.A.
330	7.50%, 09/28/2015 ⌂	320
	General Motors Corp.
400	7.20%, 01/15/2011 ▼	263
	KB Home & Broad Home Corp.
200	6.38%, 08/15/2011	182
	Neiman Marcus Group, Inc.
630	10.38%, 10/15/2015 ▼	617
	Parkson Retail Group Ltd.
460	7.88%, 11/14/2011 ⌂	458
	SGS International, Inc.
150	12.00%, 12/15/2013	129
	Stater Brothers Holdings, Inc.
105	8.13%, 06/15/2012	104
	Urbi Desarrollos Urbanos
430	8.50%, 04/19/2016 ⌂	434

		2,631

	Consumer Staples — 0.3%
	Arantes International
500	10.25%, 06/19/2013 ■	445
	MHP S.A.
365	10.25%, 11/30/2011 ⌂	350
	Sino-Forest Corp.
350	9.13%, 08/17/2011 ◘	354

		1,149

	Energy — 0.5%
	Chesapeake Energy Corp.
800	7.25%, 12/15/2018	784
	Inergy L.P.
150	8.25%, 03/01/2016	145
	Noble Group Ltd.
300	6.63%, 03/17/2015 ■	260
	Petroleos de Venezuela S.A.
470	5.25%, 04/12/2017 ◘	313

		1,502

	Finance — 2.0%
	Alfa Bank
265	8.20%, 06/25/2012 ■	255
	Citigroup (JSC Severstal)
466	9.25%, 04/19/2014 ◘	461
	Dow Jones CDX HY
2,129	7.63%, 06/29/2012 ■	1,958
	Ford Motor Credit Co.
290	7.24%, 04/15/2012 Δ	275
	General Motors Acceptance Corp.
1,060	5.63%, 05/15/2009 ▼	965
	Itabo Finance S.A.
350	10.88%, 10/05/2013 ⌂	340
	Kazkommerts International B.V.
300	8.00%, 11/03/2015 ■	230
	LPL Holdings, Inc.
930	10.75%, 12/15/2015 ⌂	893
	Oceanografia S.A. DE CV
350	11.25%, 07/15/2015 ■	341
	RBS-Zero Hora Editora Journalistica
600	11.25%, 06/15/2017 ⌂	291
	Standard Bank (Privatbank)
250	8.75%, 02/09/2016 ⌂	213
	TuranAlem Finance B.V.
100	7.75%, 04/25/2013 ◘	82

93

The Hartford Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount +			Value +

CORPORATE BONDS: NON-INVESTMENT GRADE (continued)

		Finance (continued)
		UK SPV Credit Finance (Privatbank)
	$300	8.00%, 02/06/2012 ⌂	$254

			6,558

		Foreign Governments — 0.5%
		Argentina (Republic of)
	470	7.00%, 10/03/2015	314
		Brazil (Republic of)
BRL	940	10.00%, 01/01/2017	494
		Sri Lanka (Republic of)
	500	8.25%, 10/24/2012 ⌂	450
		Venezuela (Republic of)
	200	5.75%, 02/26/2016	151
	260	9.00%, 05/07/2023 ◘	222

			1,631

		Health Care — 0.2%
		HCA, Inc.
	165	9.25%, 11/15/2016	170
		IASIS Healthcare Capital Corp.
	490	8.75%, 06/15/2014	491

			661

		Services — 1.2%
		Allied Waste North America, Inc.
	450	6.88%, 06/01/2017	432
		AMC Entertainment, Inc.
	500	11.00%, 02/01/2016	506
		Belo Corp.
	175	7.25%, 09/15/2027	129
		Clear Channel Communications, Inc.
	825	7.65%, 09/15/2010	776
		Harrah’s Operating Co., Inc.
	425	10.75%, 02/01/2016 ■	321
		Idearc, Inc.
	500	8.00%, 11/15/2016	228
		MGM Mirage, Inc.
	325	6.75%, 04/01/2013	271
	550	7.50%, 06/01/2016 ▼	439
		Sheridan Group, Inc.
	150	10.25%, 08/15/2011	138
		Sirius Satellite Radio, Inc.
	360	9.63%, 08/01/2013	295
		SunGard Data Systems, Inc.
	450	10.25%, 08/15/2015 ▼	457

			3,992

		Technology — 2.6%
		Advanced Micro Devices, Inc.
	775	5.75%, 08/15/2012 ۞	484
	470	6.00%, 05/01/2015 ■ ۞	246
		Canwest MediaWorks L.P.
	400	9.25%, 08/01/2015 ■	310
		Charter Communications Operating LLC
	830	8.00%, 04/30/2012 ■	791
		Citizens Communications Co.
	440	9.00%, 08/15/2031	389
		Cricket Communications, Inc.
	300	9.38%, 11/01/2014 ▼	294
		Intelsat Bermuda Ltd.
	730	9.25%, 06/15/2016	710
		Intelsat Corp.
	600	9.25%, 06/15/2016 ■	589
		Maxcom Telecomunicaciones
	300	11.00%, 12/15/2014 ▼	313
		Mediacom LLC
	250	7.88%, 02/15/2011	233
		MetroPCS Wireless, Inc.
	720	9.25%, 11/01/2014	698
		Nortel Networks Ltd.
	805	10.75%, 07/15/2016 ▼	789
		Qwest Communications International, Inc.
	820	7.50%, 02/15/2014 ▼	756
		Rural Cellular Corp.
	490	5.68%, 06/01/2013 Δ	490
		Sanmina-Sci Corp.
	260	5.53%, 06/15/2014 ■ Δ	242
		Vimpelcom
	500	8.38%, 04/30/2013 ■	489
		Windstream Corp.
	685	8.63%, 08/01/2016	694

			8,517

		Transportation — 0.3%
		Bristow Group, Inc.
	425	7.50%, 09/15/2017	419
		Grupo Senda Autotransporte
	330	10.50%, 10/03/2015 ⌂	320
		PHI, Inc.
	385	7.13%, 04/15/2013	364

			1,103

		Utilities — 0.3%
		Copano Energy LLC
	315	8.13%, 03/01/2016	307
		Markwest Energy Partners L.P.
	125	8.50%, 07/15/2016	125
		Mirant JPSCO Finance Ltd.
	100	11.00%, 07/06/2016 ⌂	105
		Rede Empresas De Energia
	380	11.13%, 04/02/2049 ⌂	366

			903

		Total corporate bonds: non-investment grade (Cost $33,932)	$31,329

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE ♦ — 0.0%
		Technology — 0.0%
		Freescale Semiconductor, Inc.
	$52	4.22%, 11/28/2013 ±	$47

		Total senior floating rate interests:
		investment grade (Cost $44)	$47

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 6.4%
		Basic Materials — 0.8%
		Cenveo, Inc.
	$55	4.55%, 06/21/2013 — 03/16/2014 ±	$51
		Georgia-Pacific Corp.
	693	4.45%, 12/20/2012 ±	653
		Goodyear Tire & Rubber Co.
	204	4.54%, 04/18/2014 ±	188
		Huntsman International LLC
	291	4.21%, 04/23/2014 ±	272

94

The Hartford Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

	Basic Materials (continued)
	Jarden Corp.
$409	4.55%, 01/24/2012 ±	$388
1,208	5.30%, 01/24/2012 ±	1,170

		2,722

	Capital Goods — 0.1%
	Yankee Candle Co.
190	4.80%, 02/06/2014 ±	167

	Consumer Cyclical — 0.9%
	AM General LLC
73	4.97%, 09/30/2013 ±	67
	American General Finance Corp.
3	4.46%, 09/01/2013 ◊	3
	Aramark Corp. Letter of Credit
29	2.44%, 01/19/2014 ◊	28
	Aramark Corp. Term Loan B
460	4.68%, 01/19/2014 ±	438
	Ford Motor Co.
1,222	5.46%, 12/15/2013 ±	961
	Lear Corp.
162	5.13%, 04/25/2012 ±	148
	Masonite International Corp. Canadian Term Loan
187	4.83%, 04/30/2010 ±	164
	Masonite International Corp. U.S. Term Loan
188	4.83%, 04/30/2010 ±	164
	Michaels Stores, Inc.
186	4.75%, 11/11/2013 ±	149
	Oshkosh Truck Corp.
388	4.09%, 12/06/2013 ±	345
	Roundy’s Supermarkets, Inc.
115	5.21%, 11/03/2011 ±	109
	William Carter Co.
431	4.12%, 07/14/2012 ±	411

		2,987

	Consumer Staples — 0.3%
	Dole Food Co., Inc.
94	4.79%, 04/12/2013 ◊	87
175	4.82%, 04/12/2013 ±	161
688	4.86%, 04/12/2013 ±	634

		882

	Finance — 0.4%
	Crescent Resources LLC
298	5.96%, 09/07/2012 ±	191
	General Growth Properties, Inc.
94	3.62%, 02/24/2010 ±	83
	Kar Holdings, Inc.
990	5.06%, 10/17/2013 ±	887

		1,161

	Health Care — 0.5%
	Carestream Health, Inc.
935	4.75%, 04/12/2013 ±	827
	HCA, Inc.
431	4.80%, 11/14/2012 ±	404
344	5.05%, 11/17/2013 ±	323
	HealthSouth Corp.
38	5.29%, 03/07/2013 ±	36
	Skilled Healthcare Group, Inc.
75	5.00%, 06/15/2012 ±	69
	Vanguard Health Holdings Co. II LLC
75	5.05%, 09/23/2011 ±	72

		1,731

	Services — 2.2%
	Affinion Group, Inc.
185	5.17%, 10/07/2012 ±	176
	Bresnan Communications LLC
1,000	5.02%, 09/29/2013 ±	948
	Cedar Fair L.P.
344	4.46%, 07/21/2013 ±	324
	CSC Holdings, Inc.
495	4.21%, 03/24/2013 ±	468
	Gray Television, Inc.
251	4.29%, 12/31/2014 ±	214
	Idearc, Inc.
500	4.21%, 11/17/2013 ±	390
643	4.79%, 11/17/2014 ±	477
	inVentiv Health, Inc.
492	4.56%, 07/05/2014 ±	459
	Las Vegas Sands Corp.
83	4.56%, 05/23/2014 ±	72
	Las Vegas Sands Corp., Delayed Draw Term Loan 1
17	4.56%, 05/23/2014 ±	14
	PITG Gaming Investor Holdings LLC
200	13.00%, 12/13/2008 • ±	180
	R.H. Donnelley, Inc.
678	6.71%, 06/30/2011 ±	641
	Regal Cinemas, Inc.
417	4.30%, 10/27/2013 ±	393
	SunGard Data Systems, Inc.
327	4.51%, 02/28/2014 ±	308
	Tribune Co.
952	8.29%, 05/26/2015 ⌂ ±	562
	UPC Financing Partnership
500	4.22%, 12/31/2014 ±	467
	Weight Watchers International, Inc.
446	3.81%, 01/24/2013 ±	428
	West Corp.
499	8.50%, 10/24/2013 ±	494
	WideOpenWest Finance LLC
517	9.50%, 06/29/2015 ⌂ ±	419

		7,434

	Technology — 0.8%
	Charter Communications Operating LLC
65	4.80%, 04/28/2013 ±	57
	DaVita, Inc.
400	4.10%, 10/05/2012 ±	384
	Fleetcor Technologies Operating Co. LLC
163	4.73%, 04/30/2013 ±	154
809	4.74%, 04/30/2013 ±	760
	Intelsat Bermuda Ltd., Term Loan B 2A
63	5.29%, 01/03/2014 ±	59
	Intelsat Bermuda Ltd., Term Loan B 2B
63	5.29%, 01/03/2014 ±	59

95

The Hartford Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

	Technology (continued)
	Intelsat Bermuda Ltd., Term Loan B 2C
$63	5.29%, 01/03/2014 ±	$59
	MetroPCS Wireless, Inc.
174	4.08%, 11/02/2013 ±	166
	RCN Corp.
990	5.06%, 04/19/2014 ±	883
	Time Warner Telecom Holdings, Inc.
46	4.47%, 07/01/2013 ±	44

		2,625

	Utilities — 0.4%
	NRG Energy, Inc.
97	4.20%, 02/01/2013 ◊	92
198	4.30%, 06/08/2013 ±	189
	Texas Competitive Electric Holdings Co. LLC
1,104	6.26%, 10/12/2014 ±	1,034

		1,315

	Total senior floating rate interests: non -investment grade (Cost $23,083)	$21,024

U.S. GOVERNMENT AGENCIES — 27.6%
	Federal Home Loan Mortgage Corporation — 11.3%
	Mortgage Backed Securities:
$3,562	5.50%, 2032 — 2037	$3,488
15,053	6.00%, 2037	15,147
7,770	6.50%, 2037	7,989

		26,624

	Notes:
1,220	5.50%, 2016	1,295
390	6.25%, 2032 ▼	446

		1,741

	Remic — Pac’s:
8,896	6.00%, 2032	9,132

		37,497

	Federal National Mortgage Association — 15.8%
	Mortgage Backed Securities:
587	5.00%, 2017 — 2022	582
212	5.22%, 2035 Δ	212
5,405	5.50%, 2032 — 2037	5,306
829	5.99%, 2037 Δ	845
15,454	6.00%, 2036 — 2037	15,547
21,622	6.50%, 2036 — 2037	22,229
3,168	7.00%, 2037	3,318

		48,039

	Notes:
4,000	5.38%, 2017 ▼	4,223

		52,262

	Other Government Agencies — 0.5%
	Small Business Administration Participation Certificates:
790	4.92%, 2023	775
862	5.35%, 2026	862

		1,637

	Total U.S. government agencies (Cost $90,737)	$91,396

U.S. GOVERNMENT SECURITIES — 13.6%
	U.S. Treasury Securities — 13.6%
	U.S. Treasury Bonds:
$15,100	4.38%, 2038 ▼	$14,552
6,473	5.00%, 2037 ▼	6,877
17,000	6.88%, 2025 ▼	21,578

		43,007

	U.S. Treasury Notes:
288	3.38%, 2013	289
1,861	3.88%, 2018 ▼	1,845

		2,134

	Total U.S. government securities (Cost $45,765)	$45,141

Shares
PREFERRED STOCK — 0.1%
	Finance — 0.1%
24	Federal National Mortgage Association 8.25%	$396

	Total preferred stock (Cost $353)	$396

	Total long-term investments (Cost $334,853)	$313,017

SHORT-TERM INVESTMENTS — 22.7%
	Investment Pools and Funds — 0.0%
18	State Street Bank Money Market Fund	$18

Principal
Amount
	Repurchase Agreements — 3.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,800, collateralized by U.S. Treasury Bond 5.38% — 8.25%, 2020 — 2031, value of $3,908)
$3,800	2.05% dated 07/31/2008	3,800
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,800, collateralized by U.S. Treasury Note 4.25%, 2014, value of $3,907)
3,800	2.00% dated 07/31/2008	3,800
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,765, collateralized by U.S. Treasury Bond 5.25% — 7.13%, 2023 — 2029, value of $3,847)
3,765	2.03% dated 07/31/2008	3,765

		11,365

Shares
Securities Purchased with Proceeds from Security Lending — 18.5%
Cash Collateral Reinvestment Fund:
61,382	Navigator Prime Portfolio	61,382

96

The Hartford Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

SHORT-TERM INVESTMENTS (continued)
	U.S. Treasury Bills — 0.8%
$2,500	1.99%, 09/11/2008 ○ □		$2,496

	Total short-term investments (Cost $75,260)		$75,261

	Total investments (Cost $410,113) ▲	117.2%	$388,278
	Other assets and liabilities	(17.2)%	(57,008)

	Total net assets	100.0%	$331,270

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.43% of total net assets at July 31, 2008.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $410,157 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,227
Unrealized Depreciation	(24,106)

Net Unrealized Depreciation	$(21,879)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $407, which represents 0.12% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2008.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $33,239, which represents 10.03% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2008, the market value of these securities amounted to $1,432 or 0.43% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2008.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. BRL — Brazilian Real

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
03/2004	25,508	Banc of America Commercial Mortgage, Inc., 5.50%, 11/10/2039 — 07/10/2043 — 144A	$303
07/2004	7,283	Banc of America Commercial Mortgage, Inc., 5.75%, 06/10/2039 — 144A	43
03/2006	200	Bayview Commercial Asset Trust, 2.83%, 04/25/2036 — 144A	200
05/2007	5,545	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 — 144A	790
08/2007	10,255	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 — 144A	1,411
03/2004	3,010	Bear Stearns Commercial Mortgage Securities, Inc., 5.50%, 02/11/2041 — 144A	59
08/2006	50	Capital Automotive Receivables Asset Trust, 5.77%, 05/20/2010 — 144A	50
04/2006 – 08/2007	5,234	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 — 06/25/2038 — 144A	266
11/2006 – 08/2007	6,581	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 — 144A	615
01/2007	200	Citigroup Mortgage Loan Trust, Inc., 4.96%, 01/25/2037 — 144A	166
09/2007	2,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.48%, 12/11/2049	1,857
03/2004	6,017	Commercial Mortgage Pass-Through Certificates, 5.50%, 03/10/2039 — 144A	135
07/2007	211	Credit-Based Asset Servicing and Securitization, 2.73%, 05/25/2036 — 144A	208
01/2008	330	Desarrolladora Homes S.A., 7.50%, 09/28/2015	331

97

The Hartford Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Period
Acquired	Shares/Par	Security	Cost Basis
07/2004	5	Equity One ABS, Inc., 4.96%, 07/25/2034	$5
06/2006	8,112	GE Business Loan Trust, 6.14%, 05/15/2034 — 144A	52
05/2007	199	Greenwich Capital Commercial Funding Corp., 3.66%, 11/05/2021 — 144A	193
05/2007	190	Greenwich Capital Commercial Funding Corp., 3.86%, 11/05/2021 — 144A	184
05/2008	330	Grupo Senda Autotransporte, 10.50%, 10/03/2015 — 144A	330
05/2007 – 08/2007	2,350	GS Mortgage Securities Corp., 5.58%, 12/20/2049 — 144A	2,279
09/2006 – 10/2007	350	Itabo Finance S.A., 10.88%, 10/05/2013 — 144A	357
03/2007	75	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	75
03/2004 – 08/2006	2,258	JP Morgan Chase Commercial Mortgage Security Corp., 5.50%, 01/15/2038 — 144A	56
07/2005	17,114	JP Morgan Chase Commercial Mortgage Security Corp., 6.00%, 09/12/2037 — 144A	155
11/2004	190	JP Morgan Chase Commercial Mortgage Security Corp., 6.16%, 05/12/2034	208
04/2005 – 10/2007	24,989	LB-UBS Commercial Mortgage Trust, 5.26%, 06/15/2036 — 144A	57
02/2006	250	LNR CDO Ltd., 3.31%, 05/28/2043 — 144A	250
03/2006	45	Long Beach Asset Holdings Corp., 5.78%, 04/25/2046 — 144A	45
09/2007 – 10/2007	930	LPL Holdings, Inc., 10.75%, 12/15/2015 — 144A	944
04/2007	1,000	Marathon Real Estate CDO Ltd., 3.86%, 05/25/2046 — 144A	977
05/2007	1,000	Merrill Lynch Floating Trust, 3.01%, 06/15/2022 — 144A	1,000
11/2006 – 01/2007	265	MHP S.A., 10.25%, 11/30/2011 — 144A	269
09/2007	100	MHP S.A., 10.25%, 11/30/2011 — Reg S	100
09/2006	100	Mirant JPSCO Finance Ltd., 11.00%, 07/06/2016 — 144A	102
07/2005	16,063	Morgan Stanley Capital I, 6.00%, 06/12/2047 — 144A	195
04/2007	24	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 — 144A	24
05/2007	638	Northgroup Preferred Capital Corp., 6.38%, 10/15/2049 — 144A	638
03/2007	725	Option One Mortgage Loan Trust Class M6, 6.99%, 03/25/2037	702
03/2007	500	Option One Mortgage Loan Trust Class M7, 6.99%, 03/25/2037	438
03/2007	475	Option One Mortgage Loan Trust Class M8, 6.99%, 03/25/2037	381
02/2007 – 09/2007	460	Parkson Retail Group Ltd., 7.88%, 11/14/2011	468
10/2007	600	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 — Reg S	311
06/2007	380	Rede Empresas De Energia, 11.13%, 04/02/2049 — 144A	394
03/2006	80	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	80
03/2006	200	Renaissance Home Equity Loan Trust, 6.16%, 05/25/2036	200
08/2007	600	Renaissance Home Equity Loan Trust Class M5, 7.00%, 09/25/2037	457
08/2007	750	Renaissance Home Equity Loan Trust Class M8, 7.00%, 09/25/2037	424
10/2007	400	Sri Lanka (Republic of), 8.25%, 10/24/2012 — 144A	401
01/2008	100	Sri Lanka (Republic of), 8.25%, 10/24/2012 — Reg S	95
12/2006 – 01/2007	250	Standard Bank (Privatbank), 8.75%, 02/09/2016	253
05/2007	952	Tribune Co., 8.29%, 05/26/2015	952
10/2007	300	UK SPV Credit Finance (Privatbank), 8.00%, 02/06/2012 — Reg S	283
10/2007	430	Urbi Desarrollos Urbanos, 8.50%, 04/19/2016 — Reg S	435
09/2006	250	Wachovia Automotive Loan Owner Trust, 5.15%, 07/20/2012 — 144A	250
02/2004	6,753	Wachovia Bank Commercial Mortgage Trust, 5.50%, 02/15/2041 — 144A	128
06/2007 – 07/2008	517	WideOpenWest Finance LLC, 9.50%, 06/29/2015	499

The aggregate value of these securities at July 31, 2008 was $15,232 which represents 4.60% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008.
Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	201	Long	Sep 2008	$248
5 Year U.S. Treasury Note	640	Long	Sep 2008	632
10 Year U.S. Treasury Note	192	Short	Sep 2008	(443)
U.S. Long Bond	339	Short	Sep 2008	455

				$892

* The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

98

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 2.2%
	Basic Materials — 0.1%
	Rockwood Holdings, Inc.
$990	4.30%, 07/30/2012 ±	$953

	Consumer Cyclical — 0.3%
	Supervalu, Inc.
914	3.64%, 05/30/2013 ±	862
	William Carter Co.
1,485	4.12%, 07/14/2012 ±	1,415

		2,277

	Finance — 0.2%
	Community Health Systems, Inc.
93	1.00%, 07/02/2014 ◊ *	88
1,814	4.85%, 07/02/2014 ±	1,711

		1,799

	Health Care — 0.3%
	Fresenius Medical Care AG
1,000	4.17%, 03/31/2013 ±	969
	Orthofix Holdings, Inc.
1,382	4.56%, 09/22/2013 ±	1,278

		2,247

	Services — 0.8%
	Casella Waste Systems, Inc.
990	4.40%, 04/28/2010 ±	960
	Dex Media West LLC, Inc.
1,000	4.67%, 10/22/2014 ±	927
	MGM Mirage, Inc.
2,000	3.49%, 10/03/2011 ±	1,794
	Regal Cinemas, Inc.
1,950	4.30%, 10/27/2013 ±	1,838
	Weight Watchers International, Inc.
1,500	3.81%, 01/24/2013 ±	1,438

		6,957

	Technology — 0.3%
	DaVita, Inc.
1,000	4.10%, 10/05/2012 ±	961
	Windstream Corp.
1,995	4.29%, 07/17/2013 ±	1,923

		2,884

	Utilities — 0.2%
	NRG Energy, Inc.
586	4.20%, 02/01/2013 ◊	558
1,196	4.30%, 06/08/2013 ±	1,140

		1,698

	Total senior floating rate interests: non-investment grade (Cost $19,685)	$18,815

U.S. GOVERNMENT SECURITIES — 104.3%
	U.S. Treasury Securities — 104.3%
	U.S. Treasury Bonds:
$23,975	2.00%, 2026 ◄ ‡	$25,635
113,182	2.38%, 2025 — 2027 ◄	127,471
24,000	3.63%, 2028 ◄	39,478
20,550	3.88%, 2029 ◄	34,620

		227,204

	U.S. Treasury Notes:
55,280	0.63%, 2013 ◄	55,360
77,545	0.88%, 2010 ▼ ◄	89,158
24,927	1.63%, 2015 — 2018 ◄	26,559

20,235	1.88%, 2013 ◄	24,755
4,765	2.00%, 2012 ◄	5,276
133,252	2.00%, 2014 — 2016 ◄	155,057
65,007	2.38%, 2011 — 2017 ◄	74,046
47,841	3.00%, 2012 ◄	62,207
35,000	3.38%, 2013	35,164
1,715	3.38%, 2012 ◄	2,268
78,785	3.88%, 2009 ◄	105,883

		635,733

	Total U.S. government securities (Cost $863,927)	$862,937

	Total long-term investments (Cost $883,612)	$881,752

Shares
SHORT-TERM INVESTMENTS — 0.3%
Investment Pools and Funds — 0.0%
21	State Street Bank Money Market Fund	$21

Principal
Amount
	Repurchase Agreements — 0.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $322, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $331)
$322	2.05% dated 07/31/2008		322
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $322, collateralized by U.S. Treasury Note 4.25%, 2014, value of $331)
321	2.00% dated 07/31/2008		321
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $319, collateralized by U.S. Treasury Bond 5.25% — 7.13%, 2023 - 2029, value of $326)
319	2.03% dated 07/31/2008		319

			962

	U.S. Treasury Bills — 0.2%
1,300	1.99%, 09/11/2008 ○ □		1,297

	Total short-term investments (Cost $2,280)		$2,280

	Total investments (Cost $885,892) ▲	106.8%	$884,032
	Other assets and liabilities	(6.8)%	(56,673)

	Total net assets	100.0%	$827,359

99

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $888,670 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,765
Unrealized Depreciation	(9,403)

Net Unrealized Depreciation	$(4,638)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2008.

▼	Security is partially on loan at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2008.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $124.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2008.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008.
Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury Note	666	Long	Sep 2008	$57
* The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

100

The Hartford International Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 94.3%
	Australia — 1.4%
219	CSL Ltd.	$7,067

	Belgium — 1.6%
1,324	Hansen Transmissions ●	8,237

	Brazil — 1.4%
243	Companhia Vale do Rio Doce ADR	7,297

	Canada — 4.1%
44	Cameco Corp.	1,588
33	Canadian Natural Resources Ltd.	2,548
—	Nortel Networks Corp. ●	1
41	Potash Corp. of Saskatchewan, Inc.	8,375
47	Research In Motion Ltd. ●	5,760
46	Suncor Energy, Inc.	2,517

		20,789

	China — 3.3%
2,229	China Communications Construction Co., Ltd.	4,154
870	China Merchants Bank Co., Ltd.	3,133
281	LDK Solar Co., Ltd. ● ▼	9,471

		16,758

	Denmark — 6.5%
164	Carlsberg A/S	13,327
151	Vestas Wind Systems A/S ●	19,641

		32,968

	Finland — 2.9%
540	Nokia Oyj	14,739

	France — 8.6%
88	Alstom RGPT	9,827
101	BNP Paribas	9,936
63	Pinault-Printemps-Redoute S.A.	6,888
108	Societe Generale Class A	10,038
61	Sodexo	3,955
9	Vallourec	2,701

		43,345

	Germany — 11.4%
47	Allianz SE	7,899
984	Arcandor AG ● ▼	11,354
421	Commerzbank AG	13,440
26	E.On AG	4,946
52	K+S AG	6,360
27	Siemens AG	3,359
51	Wacker Chemie AG	10,554

		57,912

	Ireland — 2.7%
439	Elan Corp. plc ADR ● ▼	8,804
206	Ryanair Holdings plc ADR ● ▼	5,021

		13,825

	Israel — 0.9%
97	Teva Pharmaceutical Industries Ltd. ADR	4,349

	Japan — 7.5%
163	Honda Motor Co., Ltd.	5,197
417	Mitsui Fudosan Co., Ltd.	9,434
1	Mizuho Financial Group, Inc.	7,163
34	Nintendo Co., Ltd.	16,254

		38,048

	Netherlands — 1.8%
335	Unilever N.V. CVA	9,247

	Norway — 2.5%
333	Renewable Energy Corp. A/S ●	9,650
93	Seadrill Ltd.	2,779

		12,429

	Spain — 2.5%
110	Gamesa Corporacion Tecnologica S.A.	5,206
1,094	Iberdrola Renovables ●	7,217

		12,423

	Switzerland — 10.1%
141	Julius Baer Holding Ltd.	8,938
121	Nestle S.A.	5,302
178	Novartis AG	10,556
49	Roche Holding AG	9,005
29	Synthes, Inc.	4,019
689	UBS AG ●	13,221

		51,041

	Taiwan — 1.2%
385	High Technology Computer Corp.	6,039

	United Kingdom —23.9%
945	3I Group plc	16,798
6,414	Arm Holdings plc	12,097
549	Autonomy Corp. plc ●	11,565
140	BHP Billiton plc	4,642
1,957	British Airways plc	9,810
642	Cadbury plc	7,578
237	Capita Group plc	3,216
59	Carphone Warehouse Group plc	221
268	Compass Group plc	1,931
1,860	easyJet plc ●	12,192
439	J Sainsbury plc	2,731
1,286	Man Group plc	15,537
1,371	Michael Page International plc	6,985
48	Reckitt Benckiser Group plc	2,620
186	Xstrata plc	13,330

		121,253

	Total common stock (Cost $499,489)	$477,766

Principal
Amount
SHORT-TERM INVESTMENTS — 14.5%
	Repurchase Agreements — 8.5%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $87, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $88)
$86	2.03% dated 07/31/2008	$86
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,991, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $3,051)
2,991	2.21% dated 07/31/2008	2,991

101

The Hartford International Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $18,745, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $19,119)

$18,744	2.20% dated 07/31/2008	$18,744

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,071, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $3,132)

3,071	2.20% dated 07/31/2008	3,071
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $17,369, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $17,715)
17,368	2.19% dated 07/31/2008	17,368
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $598, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $610)
598	2.16% dated 07/31/2008	598

		42,858

Shares
	Securities Purchased with Proceeds from Security Lending — 6.0%
	Cash Collateral Reinvestment Fund:
30,400	Goldman Sachs FS Prime Obligation/Institutional Fund		30,400

	Total short-term investments (Cost $73,258)		$73,258

	Total investments (Cost $572,747) ▲	108.8%	$551,024
	Other assets and liabilities	(8.8)%	(44,373)

	Total net assets	100.0%	$506,651

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.30% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $573,597 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,302
Unrealized Depreciation	(42,875)

Net Unrealized Depreciation	$(22,573)

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Buy)	$3,480	$3,474	08/01/08	$6
British Pound (Sell)	1,419	1,419	08/04/08	—
British Pound (Buy)	112	112	08/05/08	—
British Pound (Buy)	21,459	21,255	09/05/08	204
British Pound (Sell)	21,459	21,213	09/05/08	(246)
Canadian Dollar (Buy)	5,204	5,212	08/05/08	(8)
Euro (Buy)	3,332	3,332	08/01/08	—
Euro (Sell)	3,538	3,530	08/01/08	(8)
Euro (Buy)	1,662	1,662	08/04/08	—
Euro (Sell)	256	256	08/04/08	—
Euro (Buy)	677	677	08/05/08	—
Hong Kong Dollar (Sell)	464	464	08/01/08	—
Japanese Yen (Sell)	2,810	2,813	08/01/08	3
Swiss Franc (Sell)	2,881	2,885	08/04/08	4

				$(45)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of July 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	10.8

Capital Goods	8.5

Consumer Cyclical	8.7

Consumer Staples	10.8

Energy	1.6

Finance	19.5

Health Care	8.6

Services	3.2

Technology	13.0

Transportation	5.3

Utilities	4.3

Short-Term Investments	14.5

Other Assets and Liabilities	(8.8)

Total	100.0%

102

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 92.3%
	Australia — 0.4%
138	Caltex Australia Ltd. ▼	$1,536

	Austria — 1.6%
100	OMV AG	6,878

	Brazil — 3.6%
299	Banco Bradesco S.A. ▼	6,355
320	Bolsa De Mercadoriase Futuros	2,823
101	Petroleo Brasileiro S.A. ADR	5,664

		14,842

	Canada — 4.7%
84	Brookfield Asset Management, Inc. ▼	2,844
138	Canadian Natural Resources Ltd.	10,760
1	Nortel Networks Corp. ● ▼	4
331	Talisman Energy, Inc.	5,926

		19,534

	China — 3.2%
10,713	Bank of China Ltd. ▼	4,865
1,589	China Merchants Bank Co., Ltd. ▼	5,725
21	PetroChina Co. Ltd. ADR ▼	2,856

		13,446

	Denmark — 1.0%
67	Novo Nordisk A/S	4,253

	Egypt — 0.6%
44	Orascom Telecom Holding SAE GDR ▼	2,281

	Finland — 3.3%
84	Fortum Corp.	3,701
371	Nokia Oyj	10,122

		13,823

	France — 9.5%
109	Air France ▼	2,714
47	BNP Paribas ▼	4,667
65	Bouygues S.A. ▼	4,179
114	Cie Generale d’Optique Essilor International S.A. ● ▼	5,622
178	France Telecom S.A.	5,626
26	Michelin (C.G.D.E.) Class B	1,722
90	Sanofi-Aventis S.A. ▼	6,307
42	Schneider Electric S.A. ▼	4,691
83	Veolia Environment S.A. ▼	4,396

		39,924

	Germany — 6.5%
47	Allianz SE	7,914
38	Deutsche Boerse AG	4,325
39	E.On AG	7,470
63	Siemens AG	7,665

		27,374

	Hong Kong — 1.2%
2,274	Shangri-La Asia Ltd.	4,856

	India — 0.3%
81	JSW Steel Ltd.	1,386

	Ireland — 1.9%
164	Elan Corp. plc ADR ●	3,294
144	Ryanair Holdings plc ●	543
168	Ryanair Holdings plc ADR ● ▼	4,092

		7,929

	Israel — 2.3%
133	Israel Chemicals Ltd.	2,456
158	Teva Pharmaceutical Industries Ltd. ADR	7,098

		9,554

	Japan — 8.1%
137	Canon, Inc.	6,239
105	Honda Motor Co., Ltd.	3,361
3	Japan Tobacco, Inc.	13,359
158	Mitsubishi Estate Co., Ltd.	3,805
133	Mitsui & Co., Ltd.	2,729
—	Sumitomo Mitsui Financial Group, Inc.	3,096
231	Toshiba Corp. ▼	1,500

		34,089

	Luxembourg — 0.4%
16	Arcelor	1,453

	Mexico — 0.4%
92	Grupo Aeroportuario Del ADR ▼	1,648

	Netherlands — 4.0%
359	Aegon N.V.	4,192
219	ASML Holding N.V.	5,007
242	Koninklijke (Royal) KPN N.V. ▼	4,209
122	Unilever N.V. CVA	3,375

		16,783

	Norway — 1.8%
175	Norsk Hydro ASA ▼	2,193
177	Telenor ASA ▼	2,660
39	Yara International ASA	2,771

		7,624

	Qatar — 0.3%
163	Commercial Bank of Qatar ● ■	1,221

	Russia — 2.0%
141	OAO Gazprom Class S ADR	6,811
157	OAO Rosneft Oil Co. ◘	1,673

		8,484

	South Africa — 2.3%
157	Impala Platinum Holdings Ltd.	5,208
266	MTN Group Ltd.	4,555

		9,763

	South Korea — 0.4%
15	LG Electronics, Inc. ●	1,507

	Spain — 1.8%
378	Banco Santander Central Hispano S.A. ▼	7,354

	Sweden — 0.6%
197	Sandvik Ab ▼	2,569

	Switzerland — 7.6%
45	ABB Ltd.	1,188
127	Julius Baer Holding Ltd.	8,080
284	Nestle S.A.	12,452

103

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Switzerland (continued)
4	Roche Holding AG	$738
30	Synthes, Inc.	4,166
266	UBS AG ●	5,110

		31,734

	United Kingdom — 20.6%
142	AstraZeneca plc	6,925
319	BG Group plc	7,207
239	BHP Billiton plc	7,899
516	British Airways plc ▼	2,585
165	British Land Co. plc	2,282
169	Imperial Tobacco Group plc	6,305
67	Johnson Matthey plc	2,202
122	Reckitt Benckiser Group plc	6,631
307	SABMiller plc	6,353
457	Smith & Nephew plc	4,882
179	Standard Chartered plc	5,447
3,412	Vodafone Group plc	9,140
351	Wolseley plc	2,356
225	Xstrata plc	16,112

		86,326

	United States — 1.9%
345	Invesco Ltd. ▼	8,033

	Total common stock (Cost $417,390)	$386,204

EXCHANGE TRADED FUNDS — 3.6%
	United States — 3.6%
225	iShares MSCI EAFE Index Fund	$14,918

	Total exchange traded funds (Cost $16,208)	$14,918

	Total long-term investments (Cost $433,598)	$401,122

Principal
Amount
SHORT-TERM INVESTMENTS — 16.2%
	Repurchase Agreements — 2.5%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $21, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $22)
$21	2.03% dated 07/31/2008	$21
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $740, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $755)
740	2.21% dated 07/31/2008	740
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $4,638, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $4,730)
4,638	2.20% dated 07/31/2008	4,638

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $760, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $775)

$760	2.20% dated 07/31/2008	$760
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $4,297, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $4,383)
4,297	2.19% dated 07/31/2008	4,297
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $148, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $151)
148	2.16% dated 07/31/2008	148

		10,604

Shares
	Securities Purchased with Proceeds from Security Lending — 13.7%
	Cash Collateral Reinvestment Fund:
57,369	Navigator Prime Portfolio		57,369

	Total short-term investments (Cost $67,973)		$67,973

	Total investments (Cost $501,571) ▲	112.1%	$469,095
	Other assets and liabilities	(12.1)%	(50,545)

	Total net assets	100.0%	$418,550

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 90.35% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $502,358 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,188
Unrealized Depreciation	(41,451)

Net Unrealized Depreciation	$(33,263)

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $1,221, which represents 0.29% of total net assets.

104

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2008, the market value of these securities amounted to $1,673 or 0.40% of net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$1,481	$1,481	08/04/08	$—
British Pound (Sell)	4,109	4,058	09/05/08	(51)
Euro (Buy)	488	488	08/01/08	—
Euro (Sell)	774	772	08/01/08	(2)
Euro (Sell)	465	465	08/04/08	—
Euro (Sell)	2,145	2,145	08/05/08	—
Norwegian Krone (Sell )	553	546	08/01/08	(7)
Norwegian Krone (Sell)	852	848	08/04/08	(4)
Swedish Krona (Sell)	646	643	08/01/08	(3)
Swedish Krona (Sell)	1,271	1,271	08/04/08	—
Swiss Franc (Buy)	413	413	08/04/08	—
Swiss Franc (Buy)	742	741	08/06/08	1

				$(66)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of July 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	11.9

Capital Goods	1.0

Consumer Cyclical	5.1

Consumer Staples	10.1

Energy	9.7

Finance	20.4

Health Care	10.3

Other Investment Pools and Funds	3.6

Services	1.8

Technology	15.5

Transportation	2.8

Utilities	3.7

Short-Term Investments	16.2

Other Assets and Liabilities	(12.1)

Total	100.0%

105

The Hartford International Small Company Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.6%
	Australia — 6.5%
1,156	Centamin Egypt Ltd. •	$1,248
1,736	Energy World Corp., Ltd. •	1,529
236	Karoon Gas Australia Ltd. • ▼	829
224	Karoon Gas Australia Ltd. Private Placement † • ⌂ *	717
1,048	OZ Minerals Ltd. ▼	1,949
211	Primary Health Care Ltd.	1,025
496	Programmed Maintenance Services Ltd.	1,698
332	Ramsay Health Care Ltd.	2,986
170	Transfield Services Ltd. ▼	1,190
500	Whitehaven Coal Ltd. •	1,817
804	WHK Group Ltd.	897

		15,885

	Belgium — 0.6%
31	Umicore	1,399

	Brazil — 2.8%
1	Brasil Brokers Participacoes •	1,033
104	Dufry South America Ltd.	1,737
111	Lupatech S.A. •	4,184

		6,954

	Canada — 0.9%
245	Uranium Participation Corp. • ▼	2,085

	China — 3.3%
1,162	Cosco Pacific Ltd. ▼	2,021
62	Mindray Medical International Ltd.	2,489
1,124	Shandong Weigao Group Medical Polymer Co., Ltd.	1,508
1,870	Sinofert Holdings Ltd. ▼	1,342
446	Stella International	784

		8,144

	Cyprus — 0.5%
154	Prosafe Se ▼	1,336

	Denmark — 1.1%
26	Genmab A/S • ▼	1,385
52	H. Lundbeck A/S ▼	1,324

		2,709

	Finland — 1.6%
43	Nokian Rendaat Oyj	1,847
42	Outotec Oyj	2,152

		3,999

	France — 8.5%
26	BioMerieux S.A.	2,874
8	Cegedim S.A.	549
32	Compagnie Generale de Geophysique-Veritas •	1,247
12	Guerbet S.A.	2,304
8	Guyenne et Gascogne S.A. ▼	919
59	Ipsen	3,125
55	Korian	1,985
75	Maurel ET Prom ▼	1,730
14	Remy Cointreau	669
121	Rhodia S.A. ▼	2,299
21	Seche Environment	2,066
11	Sechilienne S.A.	889

		20,656

	Germany — 5.2%
173	Arcandor AG • ▼	1,998
63	ElringKlinger AG	1,723
28	Hochtief AG	2,172
103	Kontron AG	1,387
4	Puma AG Rudolf Dassler Sport ▼	1,349
58	Rhoen-Klinikum AG	1,868
44	Stada Arzneimittel AG	2,251

		12,748

	Hong Kong — 4.6%
382	China Mengniu Dairy Co.	1,120
571	Dickson Concept International ▼	376
3,084	First Pacific Co., Ltd.	1,763
2,420	Huabao International Holdings Ltd.	1,935
388	Kingboard Chemical Holdings Ltd. ▼	1,844
1,189	Shangri-La Asia Ltd. ▼	2,538
1,982	Shun Tak Holdings Ltd. ▼	1,549

		11,125

	Indonesia — 0.2%
1,403	Indika Energy •	486

	Israel — 0.7%
201	Makhteshim-Agan Industries Ltd.	1,734

	Italy — 3.8%
171	Antichi Pellettieri S.p.A.	1,699
121	DiaSorin S.p.A.	2,741
123	Enia S.p.A.	1,433
438	Immobiliare Grande Distribuzione ▼	1,402
38	Mariella Burani Fashion Group S.p.A. ▼	956
58	Pirelli & C. Real Estate S.p.A. ▼	1,165

		9,396

	Japan — 24.8%
117	Aeon Delight Co., Ltd. ▼	2,750
309	Asics Corp.	2,879
103	Benesse Corp.	4,497
130	Gunma Bank Ltd. ▼	808
39	Hisamitsu Pharmaceutical Co., Inc.	1,617
182	Hitachi Metals Ltd. ▼	3,000
201	Iino Kaiun Kaisha Ltd. ▼	1,714
21	Japan Petroleum Exploration Co., Ltd.	1,278
5	Jupiter Telecommunications Co., Ltd.	4,184
46	Kobayashi Pharmaceutical Co., Ltd. ▼	1,504
76	Miura Co., Ltd. ▼	1,685
64	Modec, Inc. ▼	1,930
315	Nabtesco Corp.	3,572
91	OBIC Business Consultants Ltd. ▼	3,379
22	OBIC Co., Ltd.	3,991
—	Osaka Securities Exchange Co., Ltd.	912
53	Point, Inc. ▼	1,628
1	RISA Partners, Inc. ▼	876
116	Securities Carbon Ltd.	890
290	Shinko Plantech Co., Ltd.	4,146
123	Shionogi & Co., Ltd.	2,411
75	Sysmex Corp. ▼	3,091
53	Taiyo Ink Manufacturing Co., Ltd. ▼	1,101

106

The Hartford International Small Company Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Japan (continued)
59	Toyoda Gosei Co., Ltd.	$1,610
71	Toyota Boshoku Corp.	1,574
64	Unicharm Petcare Corp.	1,942
203	Yokogawa Electric Corp.	1,711

		60,680

	Liechtenstein — 0.7%
8	Verwalt & Privat-Bank AG	1,823

	Malaysia — 0.5%
3,548	Air Asia BHD •	1,224

	Netherlands — 2.7%
525	Dockwise Ltd. •	1,828
84	SBM Offshore N.V.	1,888
9	Smit International N.V.	835
154	Spazio Investment N.V.	1,923

		6,474

	Norway — 3.9%
1,009	DNO International ASA • ▼	1,611
47	Kongsberg Gruppen ASA	3,208
160	TGS Nopec Geophysical Co. ASA • ▼	2,018
402	Wavefield Inseis ASA •	2,573

		9,410

	Papua New Guinea — 0.5%
155	New Britain Palm Oil Ltd.	1,212

	Russia — 0.8%
183	Magnit OJSC •	1,926

	Singapore — 0.7%
1,519	Goodpack Ltd. ▼	1,603

	South Korea — 3.5%
9	Cheil Communications, Inc. •	2,113
26	Hana Tour Service, Inc. ▼	849
31	Hanjin Heavy Industrial & Construction	1,317
53	Hotel Shilla Co., Ltd. ▼	1,279
59	Korea Plant Service & Engineering Co., Ltd.	1,451
21	Samsung Engineering Co., Ltd.	1,592

		8,601

	Spain — 1.8%
57	Grifols S.A.	1,713
133	Laboratorios Almiral S.A.	2,801

		4,514

	Sweden — 1.9%
216	Black Earth Farming Ltd. — SDR • ▼	1,119
22	Sweco Ab	190
167	Swedish Match Ab ▼	3,309

		4,618

	Switzerland — 3.1%
10	Bachem Holding AG Class B	830
57	Dufry Group	4,050
75	Paris RE Holdings, Ltd.	1,270
48	Temenos Group AG • ▼	1,411

		7,561

	United Kingdom — 13.4%
70	3I Group plc	1,237
153	Admiral Group plc	2,784
80	Babcock International Group plc	956
324	British Airways plc ▼	1,626
221	Cape plc •	1,043
485	Clapham House Group plc •	897
117	Close Brothers Group plc	1,374
392	easyJet plc • ▼	2,570
414	Fenner plc	1,996
77	FirstGroup plc	784
669	Hampson Industries plc	2,281
122	Hamworthy KSE	1,135
243	Lancashire Holdings Ltd.	1,474
405	Mears Group plc ‡	2,239
326	Rexam plc	2,441
161	Rightmove ▼	942
777	Senior plc	1,613
115	Ultra Electronics Holdings plc	2,974
106	VT Group plc	1,335
456	Wolfson Microelectronics plc •	1,010

		32,711

	Total common stock (Cost $275,807)	$241,013

Principal
Amount
SHORT-TERM INVESTMENTS — 20.1%
	Repurchase Agreements — 1.1%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $6, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $6)
$6	2.03% dated 07/31/2008	$6
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $193, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $197)
193	2.21% dated 07/31/2008	193
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,208, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $1,233)
1,208	2.20% dated 07/31/2008	1,208

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $198, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $202)

198	2.20% dated 07/31/2008	198
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,120, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $1,142)
1,120	2.19% dated 07/31/2008	1,120

107

The Hartford International Small Company Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $39, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $39)
$38	2.16% dated 07/31/2008	$38

		2,763

Shares
	Securities Purchased with Proceeds from Security Lending — 19.0%
	Cash Collateral Reinvestment Fund:
46,454	Navigator Prime Portfolio		46,454

	Total short-term investments (Cost $49,217)		$49,217

	Total investments (Cost $325,024) ▲	118.7%	$290,230
	Other assets and liabilities	(18.7)%	(45,746)

	Total net assets	100.0%	$244,484

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.58% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $327,336 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,492
Unrealized Depreciation	(45,598)
Net Unrealized Depreciation	$(37,106)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $717, which represents 0.29% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $742.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
06/2008	224	Karoon Gas Australia Ltd. Private Placement	$742
The aggregate value of these securities at July 31, 2008 was $717 which represents 0.29% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$242	$245	08/01/08	$(3)
British Pound (Sell)	535	535	08/05/08	—
Euro (Buy)	148	148	08/01/08	—
Euro (Sell)	1,511	1,511	08/04/08	—
Euro (Buy)	58	58	08/05/08	—
Japanese Yen (Sell)	31	31	08/01/08	—
Japanese Yen (Buy)	479	479	08/04/08	—
New Zealand Dollar (Sell)	249	251	08/01/08	2
New Zealand Dollar (Sell)	549	548	08/04/08	(1)
Swedish Krona (Buy)	82	82	08/01/08	—
Swedish Krona (Buy)	75	75	08/04/08	—
Swedish Krona (Buy)	17	17	08/05/08	—

				$(2)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of July 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	12.9

Capital Goods	3.5

Consumer Cyclical	13.5

Consumer Staples	4.3

Energy	9.2

Finance	7.9

Health Care	17.1

Services	12.3

Technology	10.0

Transportation	6.1

Utilities	1.8

Short-Term Investments	20.1

Other Assets and Liabilities	(18.7)

Total	100.0

108

The Hartford LargeCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 99.3%
	Basic Materials — 6.0%
1	AK Steel Holding Corp.	$46
1	Arch Coal, Inc.	29
1	CF Industries Holdings, Inc.	132
1	Church & Dwight Co., Inc.	46
1	Crown Holdings, Inc. •	37
1	FMC Corp.	42
—	Foundation Coal Holdings, Inc.	6
1	Massey Energy Co.	62
1	Owens-Illinois, Inc. •	42
—	Praxair, Inc.	38
1	Southern Copper Corp.	37
2	Terra Industries, Inc.	92
—	Valmont Industries, Inc.	44

		653

	Capital Goods — 8.6%
1	3M Co.	47
—	Baker Hughes, Inc.	36
2	Boeing Co.	92
1	Bucyrus International, Inc.	62
1	Caterpillar, Inc.	61
—	Flowserve Corp.	44
—	FMC Technologies, Inc. •	25
1	Graco, Inc.	44
2	Hasbro, Inc.	65
1	Honeywell International, Inc.	63
1	Joy Global, Inc.	61
1	National Oilwell Varco, Inc. •	47
1	Oil States International, Inc. •	63
1	Parker-Hannifin Corp.	37
1	Pitney Bowes, Inc.	47
—	Smith International, Inc.	33
1	United Technologies Corp.	53
2	Varian Semiconductor Equipment Associates, Inc. •	54

		934

	Consumer Cyclical — 11.9%
1	Abercrombie & Fitch Co. Class A	52
1	Advance Automotive Parts, Inc.	43
6	Altria Group, Inc.	114
1	Amazon.com, Inc. •	47
1	AutoZone, Inc. •	84
2	Best Buy Co., Inc.	65
1	Big Lots, Inc. •	41
1	Brown-Forman Corp.	37
1	Burger King Holdings, Inc.	33
1	Coach, Inc. •	35
—	Costco Wholesale Corp.	31
1	Dollar Tree, Inc. •	37
1	eBay, Inc. •	38
1	Fastenal Co.	61
1	Foster Wheeler Ltd. •	41
2	Hanesbrands, Inc. •	38
2	McDonald’s Corp.	127
1	Mosaic Co. •	90
1	MSC Industrial Direct Co., Inc.	47
1	NIKE, Inc. Class B	72
2	Urban Outfitters, Inc. •	51
2	Wal-Mart Stores, Inc.	116

		1,300

	Consumer Staples — 5.2%
1	Anheuser-Busch Cos., Inc.	48
2	Coca-Cola Co.	92
1	Colgate-Palmolive Co.	77
1	H.J. Heinz Co.	40
1	PepsiCo, Inc.	95
1	Philip Morris International, Inc.	68
1	Procter & Gamble Co.	84
4	Tyson Foods, Inc. Class A	61

		565

	Energy — 10.5%
1	Chesapeake Energy Corp.	46
1	ENSCO International, Inc.	52
—	EOG Resources, Inc.	43
1	Exxon Mobil Corp.	110
2	Frontier Oil Corp.	37
1	Halliburton Co.	55
1	Helix Energy Solutions Group, Inc. •	40
1	Hess Corp.	68
1	Mariner Energy, Inc. •	26
1	Murphy Oil Corp.	96
—	Nabors Industries Ltd. •	5
1	Noble Corp.	33
—	Noble Energy, Inc.	25
1	Occidental Petroleum Corp.	94
2	Patterson-UTI Energy, Inc.	48
—	Plains Exploration & Production Co. •	23
1	Schlumberger Ltd.	133
1	Tidewater, Inc.	42
1	Transocean, Inc.	85
—	Unit Corp. •	32
1	W&T Offshore, Inc.	45

		1,138

	Finance — 5.7%
2	Charles Schwab Corp.	37
—	CME Group, Inc.	34
1	Eaton Vance Corp.	40
2	Federated Investors, Inc.	55
—	Franklin Resources, Inc.	7
—	Intercontinental Exchange, Inc. •	28
—	Mastercard, Inc.	95
1	Nymex Holdings, Inc.	58
1	T. Rowe Price Group, Inc.	43
3	Waddell and Reed Financial, Inc. Class A	104
1	Wellcare Health Plans, Inc. •	57
2	Western Union Co.	60

		618

	Health Care — 13.4%
2	Abbott Laboratories	95
1	Baxter International, Inc.	49
1	Becton, Dickinson & Co.	52
1	Biogen Idec, Inc. •	79
2	CVS/Caremark Corp.	58
2	Endo Pharmaceuticals Holdings, Inc. •	36
1	Genentech, Inc. •	82
1	Gilead Sciences, Inc. •	76

109

The Hartford LargeCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Health Care (continued)
2	Herbalife Ltd.	$95
—	Intuitive Surgical, Inc. •	56
1	Invitrogen Corp. •	60
1	Johnson & Johnson	68
1	McKesson Corp.	30
2	Medtronic, Inc.	96
1	Monsanto Co.	129
3	NBTY, Inc. •	111
1	Pharmaceutical Product Development, Inc.	35
2	Sepracor, Inc. •	36
1	St. Jude Medical, Inc. •	60
1	Varian Medical Systems, Inc. •	56
3	Watson Pharmaceuticals, Inc. •	101

		1,460

	Services — 8.6%
1	Autodesk, Inc. •	36
1	Brink’s Co.	55
1	C.H. Robinson Worldwide, Inc.	33
2	Choice Hotels International, Inc.	38
1	Cognizant Technology Solutions Corp. •	35
1	DeVry, Inc.	68
2	DirecTV Group, Inc. •	53
1	DISH Network Corp. •	35
1	DreamWorks Animation SKG, Inc. •	35
1	Express Scripts, Inc. •	85
1	Factset Research Systems, Inc.	33
1	Fluor Corp.	53
—	FTI Consulting, Inc. •	35
—	ITT Educational Services, Inc. •	33
1	Omnicom Group, Inc.	46
2	Paychex, Inc.	63
1	Priceline.com, Inc. •	60
3	SEI Investments Co.	60
—	Strayer Education, Inc.	41
1	Viacom, Inc. Class B •	38
—	Walt Disney Co.	7

		942

	Technology — 24.8%
1	Adobe Systems, Inc. •	38
1	Ansys, Inc. •	36
1	Apple, Inc. •	231
3	Applied Materials, Inc.	46
6	Cisco Systems, Inc. •	133
4	Dell, Inc. •	93
1	Dolby Laboratories, Inc. Class A •	47
1	Dun & Bradstreet Corp.	67
1	Emerson Electric Co.	47
—	First Solar, Inc. •	139
1	FLIR Systems, Inc. •	37
1	Global Payments, Inc.	38
—	Google, Inc. •	131
3	Hewlett-Packard Co.	133
7	Intel Corp.	148
2	International Business Machines Corp.	212
1	Lam Research Corp. •	35
1	Lockheed Martin Corp.	67
1	MEMC Electronic Materials, Inc. •	60
9	Microsoft Corp.	227
1	Millipore Corp. •	39
2	NetApp, Inc. •	43
3	NVIDIA Corp. •	31
6	Oracle Corp. •	131
2	Qualcomm, Inc.	133
2	Red Hat, Inc. •	42
1	Salesforce.com, Inc. •	43
2	Seagate Technology	26
2	Sohu.com, Inc. •	120
2	Texas Instruments, Inc.	58
1	Total System Services, Inc.	20
2	Western Digital Corp. •	50

		2,701

	Transportation — 4.0%
—	Burlington Northern Santa Fe Corp.	51
2	CSX Corp.	108
1	Frontline Ltd.	74
1	Kirby Corp. •	57
1	McDermott International, Inc. •	38
—	Norfolk Southern Corp.	26
1	Union Pacific Corp.	83

		437

	Utilities — 0.6%
1	Public Service Enterprise Group, Inc.	29
1	Sunpower Corp. •	40

		69

	Total common stock (Cost $11,120)	$10,817

EXCHANGE TRADED FUNDS — 0.3%
	Other Investment Pools and Funds — 0.3%
1	iShares Russell 1000	$33

	Total exchange traded funds (Cost $35)	$33

	Total long-term investments (Cost $11,155)	$10,850

Principal
Amount
SHORT-TERM INVESTMENTS — 0.8%
	Repurchase Agreements — 0.8%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $28, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $29)
$28	2.05% dated 07/31/2008	$28
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $28, collateralized by U.S. Treasury Note 4.25%, 2014, value of $29)
28	2.00% dated 07/31/2008	28
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $28, collateralized by U.S. Treasury Bond 5.25% - 7.13%, 2023 - 2029, value of $28)
28	2.03% dated 07/31/2008	27

		83

110

The Hartford LargeCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

SHORT-TERM INVESTMENTS (continued)
	U.S. Treasury Bills — 0.0%
$5	1.99%, 09/11/2008 o		$5

	Total short-term investments (Cost $88)		$88

	Total investments
	(Cost $11,243) ▲	100.4%	$10,938
	Other assets and liabilities	(0.4)%	(46)

	Total net assets	100.0%	$10,892

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.10% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $11,270 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$535
Unrealized Depreciation	(867)

Net Unrealized Depreciation	$(332)

•	Currently non-income producing.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

111

The Hartford MidCap Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 95.1%
	Basic Materials — 9.2%
206	Agrium U.S., Inc.	$18,093
311	Arch Coal, Inc.	17,484
453	Ball Corp.	20,195
515	Cameco Corp.	18,518
298	Century Aluminum Co. ● ▼	17,706
82	CF Industries Holdings, Inc. ▼	13,404
251	Cleveland-Cliffs, Inc.	27,167
158	Consol Energy, Inc.	11,739
603	FMC Corp.	44,853
275	Lupatech S.A. ●	10,415
311	Nucor Corp.	17,813
66	Precision Castparts Corp.	6,138
709	Sealed Air Corp. ▼	15,374
411	Terra Industries, Inc. ▼	22,189

		261,088

	Capital Goods — 3.6%
250	Alliant Techsystems, Inc. ● ▼	24,738
904	Kennametal, Inc.	26,888
211	Lennox International, Inc.	7,549
396	Scientific Games Corp. Class A ● ▼	12,018
225	Vestas Wind Systems A/S ●	29,298

		100,491

	Consumer Cyclical — 10.5%
172	AutoZone, Inc. ● ▼	22,462
419	BJ’s Wholesale Club, Inc. ●	15,740
479	BorgWarner, Inc. ▼	19,309
767	Chicago Bridge & Iron Co. N.V.	25,125
608	Dick’s Sporting Goods, Inc. ● ▼	10,663
336	Foster Wheeler Ltd. ●	19,075
45	NVR, Inc. ● ▼	24,633
1,059	O’Reilly Automotive, Inc. ● ▼	27,044
640	PACCAR, Inc.	26,910
1,059	Patterson Cos., Inc. ● ▼	33,057
160	Sherwin-Williams Co. ▼	8,493
703	Sotheby’s Holdings ▼	19,512
1,228	Supervalu, Inc. ▼	31,467
273	Tiffany & Co. ▼	10,302
129	Under Armour, Inc. Class A ● ▼	3,757

		297,549

	Consumer Staples — 1.7%
786	Avon Products, Inc. ▼	33,309
250	Clorox Co.	13,636

		46,945

	Energy — 8.7%
585	Cie Gen Geophysique ADR ● ▼	22,753
165	Diamond Offshore Drilling, Inc. ▼	19,637
826	Forest Oil Corp. ● ▼	47,124
487	Noble Energy, Inc.	35,938
693	Seadrill Ltd.	20,679
596	St. Mary Land & Exploration Co.	25,362
1,356	UGI Corp.	36,685
549	Ultra Petroleum Corp. ●	39,180

		247,358

	Finance — 12.0%
4,032	Aberdeen Asset Management plc	11,267
99	Blackrock, Inc. ▼	21,498
729	Bovespa Holding S.A.	9,123
613	Capital One Financial Corp. ▼	25,656
206	Everest Re Group Ltd.	16,851
374	Forest City Enterprises, Inc. Class A ▼	9,742
747	Humana, Inc. ● ▼	32,801
368	Kimco Realty Corp.	12,983
356	M&T Bank Corp. ▼	25,065
632	MSCI, Inc. ●	18,813
179	T. Rowe Price Group, Inc. ▼	10,695
364	UnionBanCal Corp. ▼	19,538
1,027	Unum Group ▼	24,815
159	Waddell and Reed Financial, Inc. Class A ▼	5,295
3,006	Washington Mutual, Inc. ▼	16,021
2,248	Western Union Co.	62,137
36	White Mountains Insurance Group Ltd.	15,845

		338,145

	Health Care — 13.5%
786	Amylin Pharmaceuticals, Inc. ● ▼	24,795
721	Barr Pharmaceuticals, Inc. ●	47,558
811	Beckman Coulter, Inc. ▼	58,661
213	Cephalon, Inc. ● ▼	15,549
250	Charles River Laboratories International, Inc. ● ▼	16,628
1,390	Community Health Systems, Inc. ● ▼	45,855
542	Elan Corp. plc ADR ● ▼	10,861
172	ImClone Systems, Inc. ● ▼	11,009
50	Onyx Pharmaceuticals, Inc. ●	2,037
674	Perrigo Co. ▼	23,738
647	Regeneron Pharmaceuticals, Inc. ● ▼	14,170
717	Sepracor, Inc. ● ▼	12,540
942	St. Jude Medical, Inc. ●	43,855
677	Universal Health Services, Inc. Class B ▼	41,052
386	Vertex Pharmaceuticals, Inc. ●	13,310

		381,618

	Services — 15.2%
3,254	Allied Waste Industries, Inc. ●	39,377
298	Apollo Group, Inc. Class A ●	18,568
661	Autodesk, Inc. ● ▼	21,092
326	C.H. Robinson Worldwide, Inc. ▼	15,689
912	Cadence Design Systems, Inc. ● ▼	6,741
512	DeVry, Inc.	29,092
1,197	DreamWorks Animation SKG, Inc. ●	35,564
1,244	Equifax, Inc. ● ▼	43,659
360	Factset Research Systems, Inc. ▼	20,773
188	Fluor Corp.	15,294
227	Focus Media Holding Ltd. ADR ● ▼	6,756
493	ITT Educational Services, Inc. ● ▼	43,678
741	Manpower, Inc. ▼	35,563
1,647	Republic Services, Inc.	53,536
1,188	Robert Half International, Inc. ▼	30,037
67	Strayer Education, Inc. ▼	14,965

		430,384

	Technology — 15.3%
323	Activision Blizzard, Inc. ●	11,607
906	Altera Corp.	19,889
381	American Tower Corp. Class A ●	15,977
604	BMC Software, Inc. ● ▼	19,866
595	Ciena Corp. ● ▼	12,303
226	Ctrip.Com International Ltd.	10,172

112

The Hartford MidCap Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Technology (continued)
177	Dun & Bradstreet Corp. ▼	$17,134
728	Electronic Arts, Inc. ● ▼	31,418
293	Equinix, Inc. ● ▼	23,871
846	FLIR Systems, Inc. ● ▼	34,470
722	Global Payments, Inc.	31,964
154	Itron, Inc. ● ▼	14,210
775	Lam Research Corp. ● ▼	25,477
1,117	McAfee, Inc. ●	36,572
1,313	NCR Corp. ● ▼	35,272
390	NetApp, Inc. ● ▼	9,964
601	PerkinElmer, Inc.	17,489
1,282	Red Hat, Inc. ● ▼	27,416
294	Scripps Networks Interactive Class A ● ▼	11,907
630	Teradata Corp. ●	14,757
359	VeriSign, Inc. ● ▼	11,688

		433,423

	Transportation — 3.0%
279	Expeditors International of Washington, Inc. ▼	9,915
665	J.B. Hunt Transport Services, Inc. ▼	24,584
579	Kansas City Southern ● ▼	31,867
371	Landstar System, Inc. ▼	18,750

		85,116

	Utilities — 2.4%
1,339	DPL, Inc. ▼	33,984
1,332	Northeast Utilities	33,510

		67,494

	Total common stock (Cost $2,620,711)	$2,689,611

Principal
Amount
SHORT-TERM INVESTMENTS — 25.4%
	Repurchase Agreements — 3.9%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $224, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $228)
$224	2.03% dated 07/31/2008	$224
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $7,730, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $7,884)
7,729	2.21% dated 07/31/2008	7,729

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $48,439, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $49,405)

48,436	2.20% dated 07/31/2008	48,436

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $7,936, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $8,094)

$7,935	2.20% dated 07/31/2008	$7,935
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $44,883, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $45,778)
44,880	2.19% dated 07/31/2008	44,880
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,546, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $1,577)
1,546	2.16% dated 07/31/2008	1,546

		110,750

Shares
	Securities Purchased with Proceeds from Security Lending — 21.5%
	Cash Collateral Reinvestment Fund:
605,885	Goldman Sachs FS Prime Obligation/Institutional Fund		605,885

	Total short-term investments (Cost $716,635)		$716,635

	Total investments (Cost $3,337,346) ▲	120.5%	$3,406,246
	Other assets and liabilities	(20.5)%	(578,949)

	Total net assets	100.0%	$2,827,297

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.83% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $3,338,252 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$283,303
Unrealized Depreciation	(215,309)

Net Unrealized Appreciation	$67,994

●	Currently non-income producing.
▼	Security is partially on loan at July 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

113

The Hartford MidCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.6%
	Basic Materials — 8.8%
2	Airgas, Inc.	$104
4	AK Steel Holding Corp. ▼	267
2	Alpha Natural Resources, Inc. ● ▼	200
4	Arch Coal, Inc.	206
4	Celanese Corp.	148
3	CF Industries Holdings, Inc.	566
22	Chemtura Corp. ▼	140
3	Church & Dwight Co., Inc. ▼	157
3	Cleveland-Cliffs, Inc. ▼	276
2	Consol Energy, Inc.	165
4	Massey Energy Co.	284
3	Precision Castparts Corp.	237
3	Steel Dynamics, Inc.	101
10	Terra Industries, Inc. ▼	516
1	Valmont Industries, Inc. ▼	124

		3,491

	Capital Goods — 7.8%
2	Alliant Techsystems, Inc. ● ▼	194
4	Bucyrus International, Inc.	290
4	Cameron International Corp. ●	206
3	FMC Technologies, Inc. ●	213
3	Graco, Inc. ▼	109
5	Hasbro, Inc. ▼	182
6	International Game Technology	136
5	Joy Global, Inc.	331
3	Oil States International, Inc. ●	165
4	Parker-Hannifin Corp.	244
6	Pitney Bowes, Inc. ▼	197
3	Rockwell Automation, Inc. ▼	151
3	Smith International, Inc. ▼	242
1	SPX Corp. ▼	180
4	Textron, Inc.	169
4	Varian Semiconductor Equipment Associates, Inc. ● ▼	107

		3,116

	Consumer Cyclical — 11.9%
7	Abercrombie & Fitch Co. Class A ▼	366
3	Advance Automotive Parts, Inc.	134
2	AutoZone, Inc. ● ▼	264
3	BorgWarner, Inc. ▼	105
2	Cental Euro Distribution Corp. ●	109
9	Coach, Inc. ● ▼	237
4	Dollar Tree, Inc. ●	139
2	Fastenal Co. ▼	117
7	Foster Wheeler Ltd. ●	418
5	GameStop Corp. Class A ●	207
4	Hanesbrands, Inc. ● ▼	86
6	Hill-Rom Holdings, Inc. ▼	169
9	Limited Brands, Inc.	148
4	MSC Industrial Direct Co., Inc. ▼	176
—	NVR, Inc. ● ▼	152
5	Patterson Cos., Inc. ●	141
33	Pulte Homes, Inc. ▼	400
6	Ross Stores, Inc. ▼	228
3	Sherwin-Williams Co. ▼	154
10	Starbucks Corp. ● ▼	143
7	TJX Cos., Inc.	235
13	Urban Outfitters, Inc. ● ▼	419
5	Yum! Brands, Inc. ▼	174

		4,721

	Consumer Staples — 2.8%
6	Avon Products, Inc. ▼	246
5	H.J. Heinz Co.	232
6	Hershey Co. ▼	209
6	Lorillard, Inc. ●	420

		1,107

	Energy — 11.1%
2	Constellation Energy Group, Inc. ▼	194
4	Denbury Resources, Inc. ●	124
1	Diamond Offshore Drilling, Inc. ▼	156
4	Encore Acquisition Co. ●	248
4	ENSCO International, Inc.	299
6	Frontier Oil Corp. ▼	117
3	Murphy Oil Corp.	262
5	Noble Corp.	246
3	Noble Energy, Inc. ▼	185
2	Oceaneering International, Inc. ● ▼	130
7	Patterson-UTI Energy, Inc.	190
3	Petrohawk Energy Corp. ●	92
3	Plains Exploration & Production Co. ●	171
5	Pride International, Inc. ●	180
2	Range Resources Corp. ▼	91
3	Rowan Companies, Inc.	105
5	Southwestern Energy Co. ●	178
2	St. Mary Land & Exploration Co.	100
7	Sunoco, Inc. ▼	293
2	Superior Energy Services, Inc. ● ▼	93
18	Tesoro Corp. ▼	275
2	Tidewater, Inc. ▼	138
2	Unit Corp. ●	128
5	W&T Offshore, Inc.	242
2	Whiting Petroleum Corp. ● ▼	189

		4,426

	Finance — 8.5%
1	Affiliated Managers Group, Inc. ● ▼	116
4	Axis Capital Holdings Ltd. ▼	120
3	Eaton Vance Corp. ▼	123
6	Federated Investors, Inc.	197
6	Health Net, Inc. ●	162
3	Intercontinental Exchange, Inc. ●	301
5	Janus Capital Group, Inc. ▼	140
3	MSCI, Inc. ●	92
5	Northern Trust Corp.	358
4	Nymex Holdings, Inc.	321
3	Ryder System, Inc. ▼	218
6	T. Rowe Price Group, Inc.	338
2	Taubman Centers, Inc. ▼	103
6	TD Ameritrade Holding Corp. ●	121
12	Waddell and Reed Financial, Inc. Class A	401
7	Wellcare Health Plans, Inc. ● ▼	256

		3,367

	Health Care — 9.4%
3	Allergan, Inc.	156
8	Amylin Pharmaceuticals, Inc. ● ▼	267
1	Bard (C.R.), Inc. ▼	113
3	Cephalon, Inc. ● ▼	214

114

The Hartford MidCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Health Care (continued)
6	Endo Pharmaceuticals Holdings, Inc. ● ▼	$136
3	Forest Laboratories, Inc. ●	119
6	Herbalife Ltd. ▼	242
1	Intuitive Surgical, Inc. ●	274
7	Kinetic Concepts, Inc. ● ▼	238
3	Laboratory Corp. of America Holdings ● ▼	206
6	Lincare Holdings, Inc. ● ▼	184
4	Omnicare, Inc. ▼	126
5	Pharmaceutical Product Development, Inc.	198
20	Sepracor, Inc. ● ▼	345
7	St. Jude Medical, Inc. ●	314
2	Varian Medical Systems, Inc. ● ▼	129
6	Vertex Pharmaceuticals, Inc. ●	211
8	Watson Pharmaceuticals, Inc. ● ▼	241

		3,713

	Services — 10.9%
4	Apollo Group, Inc. Class A ●	250
8	Autodesk, Inc. ● ▼	268
3	C.H. Robinson Worldwide, Inc. ▼	159
2	DeVry, Inc. ▼	133
5	DISH Network Corp. ●	141
4	DreamWorks Animation SKG, Inc. ●	113
3	Equifax, Inc. ● ▼	109
6	Express Scripts, Inc. ●	434
5	Fluor Corp.	368
8	H & R Block, Inc. ▼	185
3	Hewitt Associates, Inc. ● ▼	107
12	HLTH Corp. ● ▼	135
2	ITT Educational Services, Inc. ●	161
2	Jacobs Engineering Group, Inc. ● ▼	185
3	Liberty Global, Inc. ● ▼	93
6	Liberty Media Corp. — Entertainment ●	148
5	Marriott International, Inc. Class A ▼	130
4	McGraw-Hill Cos., Inc. ▼	167
9	Paychex, Inc. ▼	303
3	Pediatrix Medical Group, Inc. ●	155
2	Priceline.com, Inc. ● ▼	237
5	Starwood Hotels & Resorts ▼	171
1	Strayer Education, Inc.	158

		4,310

	Technology — 24.3%
9	Activision Blizzard, Inc. ●	307
61	Advanced Micro Devices, Inc. ● ▼	256
5	Agilent Technologies, Inc. ● ▼	183
7	American Tower Corp. Class A ●	303
3	AMETEK, Inc.	146
8	Analog Devices, Inc.	238
4	Applied Biosystems, Inc. ▼	144
9	BMC Software, Inc. ●	296
14	Broadcom Corp. Class A ● ▼	334
9	Ciena Corp. ● ▼	189
6	Cypress Semiconductor Corp. ● ▼	153
3	Dolby Laboratories, Inc. Class A ●	130
4	Dover Corp.	211
2	Dun & Bradstreet Corp. ▼	174
5	Electronic Arts, Inc. ● ▼	218
4	Fiserv, Inc. ●	191
3	FLIR Systems, Inc. ● ▼	130
2	Global Payments, Inc. ▼	97
3	Hubbell, Inc. Class B ▼	118
14	Integrated Device Technology, Inc. ●	141
8	International Rectifier Corp. ● ▼	138
6	Jabil Circuit, Inc.	99
12	JDS Uniphase Corp. ● ▼	136
8	Juniper Networks, Inc. ●	212
3	KLA-Tencor Corp.	105
2	L-3 Communications Holdings, Inc.	156
3	Lam Research Corp. ●	95
3	Leap Wireless International, Inc. ● ▼	114
19	LSI Corp. ● ▼	132
3	MEMC Electronic Materials, Inc. ●	136
15	National Semiconductor Corp.	314
15	NetApp, Inc. ● ▼	395
35	NVIDIA Corp. ●	398
2	Rockwell Collins, Inc.	104
2	Salesforce.com, Inc. ●	155
17	SanDisk Corp. ● ▼	244
13	SBA Communications Corp. ● ▼	486
24	Seagate Technology	356
6	Sohu.com, Inc. ● ▼	442
7	Telephone and Data Systems, Inc. ▼	300
5	Teradata Corp. ●	123
7	Total System Services, Inc.	129
3	VeriSign, Inc. ● ▼	112
3	Waters Corp. ●	226
13	Western Digital Corp. ●	387
7	Xilinx, Inc. ▼	174

		9,627

	Transportation — 1.4%
5	Frontline Ltd. ▼	346
2	Kirby Corp. ● ▼	103
3	McDermott International, Inc. ●	119

		568

	Utilities — 1.7%
9	CenterPoint Energy, Inc.	139
5	NRG Energy, Inc. ● ▼	185
4	PPL Corp.	169
2	Questar Corp.	90
10	Sierra Pacific Resources	110

		693

	Total common stock (Cost $41,043)	$39,139

EXCHANGE TRADED FUNDS — 0.3%
	Other Investment Pools and Funds — 0.3%
2	iShares Russell Midcap Growth ▼	$122

	Total exchange traded funds (Cost $128)	$122

	Total long-term investments (Cost $41,171)	$39,261

115

The Hartford MidCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS — 28.4%
	Repurchase Agreements — 0.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $59, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $61)
$59	2.05% dated 07/31/2008	$59
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $59, collateralized by U.S. Treasury Note 4.25%, 2014, value of $61)
59	2.00% dated 07/31/2008	59
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $59, collateralized by U.S. Treasury Bond 5.25% - 7.13%, 2023 - 2029, value of $60)
59	2.03% dated 07/31/2008	59

		177

Shares
	Securities Purchased with Proceeds from Security Lending — 27.9%
	Cash Collateral Reinvestment Fund:
11,088	Navigator Prime Portfolio	11,088

Principal
Amount
	U.S. Treasury Bills — 0.1%
$20	1.99%, 09/11/2008 ○ □		20

	Total short-term investments (Cost $11,285)		$11,285

	Total investments (Cost $52,456) ▲	127.3%	$50,546
	Other assets and liabilities	(27.3)%	(10,849)

	Total net assets	100.0%	$39,697

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.11% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $52,501 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,737
Unrealized Depreciation	(3,692)

Net Unrealized Depreciation	$(1,955)

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008.

Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mid 400 Mini Futures	2	Long	Sep 2008	$—

* The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

116

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.6%
	Basic Materials — 14.6%
45	Agrium U.S., Inc.	$3,986
102	Celanese Corp. ▼	3,946
30	Cleveland-Cliffs, Inc.	3,220
4	Cytec Industries, Inc.	200
94	FMC Corp.	6,954
66	Greif, Inc.	3,985
5,060	Kingboard Laminates Holdings ▼	2,948
56	Owens-Illinois, Inc. ●	2,357
126	Pactiv Corp. ●	3,033
120	Pentair, Inc. ▼	4,165
162	Rhodia S.A.	3,084
32	Ternium S.A. ADR ▼	1,099
459	Uranium One, Inc. ●	1,639
148	USEC, Inc. ● ▼	770

		41,386

	Capital Goods — 6.3%
6	AGCO Corp. ● ▼	365
50	Alliant Techsystems, Inc. ● ▼	4,949
115	Kennametal, Inc.	3,431
231	Teradyne, Inc. ●	2,163
18	Toro Co. ▼	583
217	Varian Semiconductor Equipment Associates, Inc. ● ▼	6,347

		17,838

	Consumer Cyclical — 8.8%
168	American Eagle Outfitters, Inc.	2,352
2,375	Buck Holdings L.P. † ● ⌂	2,138
54	Copart, Inc. ● ▼	2,386
126	MDC Holdings, Inc.	5,240
102	Newell Rubbermaid, Inc.	1,691
155	TRW Automotive Holdings Corp. ●	2,868
70	United Stationers, Inc. ● ▼	2,672
43	V.F. Corp.	3,099
60	Wabco Holdings, Inc.	2,691

		25,137

	Consumer Staples — 7.0%
2,284	Chaoda Modern Agriculture	2,638
97	Cosan Ltd. ●	1,273
205	Dean Foods Co. ● ▼	4,364
209	Marfig Frigorificos E Comer	2,548
7,285	Marine Harvest ●	5,162
55	Perdigao S.A.	1,511
108	Smithfield Foods, Inc. ● ▼	2,318

		19,814

	Energy — 5.3%
163	Brasil EcoDiesel ADR ●	255
314	Brasil EcoDiesel Industria ● ■	492
85	Cie Gen Geophysique ADR ●	3,289
117	Newfield Exploration Co. ●	5,721
12	Noble Energy, Inc.	909
165	UGI Corp.	4,473

		15,139

	Finance — 19.0%
41	Affiliated Managers Group, Inc. ● ▼	3,551
213	Annaly Capital Management, Inc.	3,204
302	CIT Group, Inc. ▼	2,563
82	Comerica, Inc.	2,343
41	Everest Re Group Ltd.	3,378
77	Humana, Inc. ●	3,368
325	Huntington Bancshares, Inc. ▼	2,281
65	LaSalle Hotel Properties ▼	1,465
77	Liberty Property Trust ▼	2,810
55	M&T Bank Corp. ▼	3,836
265	PHH Corp. ● ▼	4,102
108	Platinum Underwriters Holdings Ltd.	3,913
381	Popular, Inc. ▼	2,619
116	Reinsurance Group of America, Inc.▼	5,744
392	Sovereign Bancorp, Inc. ▼	3,734
151	Unum Group ▼	3,653
270	Washington Mutual, Inc. ▼	1,440

		54,004

	Health Care — 9.4%
98	Barr Pharmaceuticals, Inc. ●	6,459
55	Cooper Co., Inc.	1,867
153	Endo Pharmaceuticals Holdings, Inc. ●	3,535
448	Impax Laboratories, Inc. † ● ● ⌂	3,586
45	Laboratory Corp. of America Holdings ● ▼	3,061
183	Theravance, Inc. ● ▼	2,929
115	West Pharmaceutical Services ▼	5,281

		26,718

	Services — 5.7%
135	CACI International, Inc. Class A ●	6,069
131	R.R. Donnelley & Sons Co.	3,495
83	URS Corp. ●	3,488
268	Virgin Media, Inc. ▼	3,008

		16,060

	Technology — 13.1%
232	Arrow Electronics, Inc. ●	7,465
33	Dover Corp.	1,618
48	Embarq Corp. ▼	2,206
212	Fairchild Semiconductor International, Inc. ●	2,575
3,974	First Pacific Co., Ltd.	2,272
525	Flextronics International Ltd. ●	4,686
322	JDS Uniphase Corp. ● ▼	3,517
137	McAfee, Inc. ●	4,477
59	NCR Corp. ●	1,593
93	Seagate Technology	1,387
182	Solar Cayman Ltd. † ● ⌂	2,525
47	Teleflex, Inc.	2,876

		37,197

	Transportation — 3.0%
484	Northwest Airlines Corp. ●	4,430
178	Werner Enterprises, Inc. ▼	4,228

		8,658

	Utilities — 6.4%
186	Northeast Utilities	4,675
53	SBM Offshore N.V.	1,196
350	Sierra Pacific Resources	3,966
143	TECO Energy, Inc.	2,647
127	Wisconsin Energy Corp.	5,726

		18,210

	Total common stock (Cost $292,112)	$280,161

117

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
PREFERRED STOCK — 0.9%
	Finance — 0.9%
—	National City Corp. † ● ⌂ ۞	$2,469

	Total preferred stock (Cost $2,900)	$2,469

	Total long-term investments (Cost $295,012)	$282,630

Principal
Amount
SHORT-TERM INVESTMENTS — 25.5%
	Repurchase Agreements — 0.3%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $2, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $2)
$2	2.03% dated 07/31/2008	$2
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $63, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $64)
63	2.21% dated 07/31/2008	63
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $395, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $403)
395	2.20% dated 07/31/2008	395

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $65, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $66)

65	2.20% dated 07/31/2008	65
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $366, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $374)
366	2.19% dated 07/31/2008	366
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $13, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $13)
13	2.16% dated 07/31/2008	13

		904

Shares
	Securities Purchased with Proceeds from Security Lending — 25.2%
	Cash Collateral Reinvestment Fund:
71,649	Goldman Sachs FS Prime Obligation/Institutional Fund	$71,649

	Total short-term investments (Cost $72,553)	$72,553

Total investments
(Cost $367,565) ▲	125.0%	$355,183
Other assets and liabilities	(25.0)%	(71,094)

Total net assets	100.0%	$284,089

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.75% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $368,234 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,341
Unrealized Depreciation	(42,392)

Net Unrealized Depreciation	$(13,051)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $10,718, which represents 3.77% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $492, which represents 0.17% of total net assets.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period			Cost
Acquired	Shares/Par	Security	Basis
06/2007	2,375	Buck Holdings L.P.	$2,378
03/2005–
12/2007	448	Impax Laboratories, Inc.	5,234
04/2008	—	National City Corp.	2,900
03/2007	182	Solar Cayman Ltd.	2,733

The aggregate value of these securities at July 31, 2008 was $10,718, which represents 3.77% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

118

The Hartford Money Market Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Consumer Cyclical — 2.5%
	Eksportfinans ASA
$3,900	2.18%, 08/01/2008 ■	$3,900
7,000	2.25%, 08/19/2008 ■	6,992
6,000	2.31%, 10/24/2008 ■	5,968

		16,860

	Energy — 2.0%
	ConocoPhillips
5,000	2.07%, 08/05/2008 ■	4,999
1,000	2.11%, 08/13/2008 ■	999
3,400	2.12%, 08/28/2008	3,394
4,000	2.22%, 09/04/2008 ■	3,992

		13,384

	Finance — 85.7%
	American Express Credit Corp.
5,500	2.39%, 08/20/2008	5,493
4,000	2.54%, 09/12/2008	3,988
4,000	2.64%, 09/19/2008	3,986
	American General Finance Corp.
3,400	2.60%, 08/01/2008	3,400
3,250	2.63%, 08/18/2008	3,246
	American Honda Finance Corp.
4,600	2.73%, 09/05/2008 ■ Δ	4,601
2,500	2.78%, 08/06/2008 ■ Δ	2,500
2,750	2.91%, 04/02/2009 ■ Δ	2,750
3,700	3.01%, 09/18/2008 ■ Δ	3,700
	Australia & New Zealand Banking Group Ltd.
3,750	2.66%, 08/04/2008	3,749
6,000	2.67%, 10/03/2008 ■	5,972
3,750	2.85%, 11/21/2008 ■	3,717
	Bank of America Corp.
5,000	2.46%, 12/18/2008 Δ	4,997
3,750	2.73%, 08/25/2008	3,743
4,750	2.81%, 11/20/2008	4,709
	Bank of Nova Scotia
3,700	2.53%, 08/13/2008	3,697
1,450	2.61%, 09/30/2008	1,444
3,750	2.73%, 09/16/2008	3,737
4,750	3.04%, 04/09/2009 ■ Δ	4,750
	Bank of Scotland
4,100	2.65%, 08/29/2008	4,092
5,000	2.66%, 08/08/2008	4,997
	BNP Paribas Finance, Inc.
3,000	2.41%, 09/23/2008 Δ	2,999
4,750	2.63%, 08/27/2008	4,750
5,500	2.72%, 10/16/2008	5,500
	Caterpillar Financial Services Corp.
7,000	2.48%, 09/10/2008 Δ	6,998
6,000	2.68%, 05/15/2009 Δ	5,997
	Citigroup Funding, Inc.
5,250	2.80%, 08/14/2008	5,245
4,000	2.82%, 10/21/2008	3,975
4,200	2.83%, 09/19/2008	4,184
	Danske Bank A/S
3,000	2.45%, 08/19/2008 ■ Δ	3,000
750	2.47%, 08/01/2008	750
6,500	2.75%, 10/31/2008	6,455
	Danske Corp.
3,000	2.38%, 08/01/2008	3,000
	Federal Home Loan Bank
9,016	2.11%, 09/26/2008 — 10/29/2008	8,978
12,500	2.12%, 09/03/2008 — 10/03/2008	12,460
4,750	2.20%, 08/27/2008	4,742
4,000	2.25%, 08/08/2008	3,998
4,200	2.41%, 11/26/2008 Δ	4,199
8,350	2.44%, 12/08/2008 Δ	8,350
2,611	2.45%, 09/19/2008	2,602
4,100	2.49%, 05/20/2009 Δ	4,099
3,750	2.63%, 01/23/2009 Δ	3,751
3,000	2.81%, 01/05/2009	2,964
	Federal Home Loan Mortgage Corp.
8,000	2.06%, 08/15/2008	7,994
6,000	2.09%, 10/20/2008	5,971
4,500	2.10%, 09/29/2008	4,485
5,300	2.12%, 09/08/2008	5,288
6,000	2.17%, 08/04/2008	5,999
4,750	2.20%, 11/17/2008	4,719
6,000	2.37%, 04/07/2009 Δ	6,000
6,250	2.39%, 10/27/2008	6,214
4,000	2.45%, 09/22/2008	3,986
6,750	2.50%, 11/05/2008	6,705
6,360	5.65%, 03/15/2009	6,471
	Federal National Mortgage Association
4,700	2.02%, 08/18/2008	4,695
13,250	2.10%, 09/17/2008 — 10/08/2008	13,205
5,000	2.11%, 10/22/2008	4,976
6,500	2.12%, 08/01/2008	6,500
5,250	2.18%, 11/12/2008	5,217
6,000	2.28%, 11/05/2008	5,964
9,250	2.42%, 09/03/2008	9,230
7,500	2.44%, 11/24/2008	7,442
	General Electric Capital Corp.
4,850	2.50%, 12/12/2008 - 06/24/2009 Δ	4,850
5,750	2.51%, 10/16/2008	5,720
6,250	2.62%, 11/18/2008	6,201
	Goldman Sachs Group, Inc.
3,000	2.72%, 11/14/2008 Δ	2,995
	Greenwich Capital Holdings
1,750	2.98%, 09/22/2008	1,742
	HBOS Treasury Services plc
3,560	2.46%, 09/08/2008 ■ Δ	3,560
	HSBC Finance Corp.
3,000	2.40%, 08/28/2008	2,995
3,500	2.48%, 09/06/2008 Δ	3,500
	John Deere Capital Corp.
302	2.09%, 08/27/2008 ■	302
3,900	2.15%, 10/02/2008 ■	3,886
8,750	2.17%, 08/20/2008 – 08/26/2008 ■	8,738
	JP Morgan Chase & Co.
1,000	2.30%, 08/11/2008 – 08/28/2008	999
4,000	2.35%, 08/25/2008	3,994
4,500	2.40%, 08/04/2008	4,499
3,800	2.46%, 09/02/2008 Δ	3,800
	KFW International Holdings
750	2.19%, 08/11/2008 ■	750
	Kreditanstalt fuer Wiederaufbau
6,000	2.08%, 08/13/2008 ■	5,996
4,600	2.28%, 10/30/2008 ■	4,574

119

The Hartford Money Market Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

	Finance (continued)

	Kreditanstalt fuer Wiederaufbau (continued)
$5,400	2.34%, 09/29/2008 ■		$5,379
	Lehman Brothers Holdings, Inc.
3,000	2.99%, 11/26/2008 Δ >		3,000
	Merrill Lynch & Co., Inc.
3,000	2.60%, 08/22/2008 Δ		3,000
	Morgan Stanley Dean Witter, Inc.
3,250	2.52%, 08/28/2008		3,244
2,750	2.63%, 08/21/2008		2,746
3,750	3.04%, 08/04/2008		3,749
	Nordea Bank Ab
3,300	2.46%, 09/08/2008 ■ Δ		3,300
	Nordea Bank Finland NY
4,500	2.46%, 04/09/2009 Δ		4,486
	Nordea North America
750	2.54%, 09/08/2008		748
4,750	2.67%, 10/15/2008		4,724
	Royal Bank of Canada
5,750	2.64%, 10/17/2008		5,750
3,750	2.69%, 09/15/2008		3,750
3,750	2.86%, 08/14/2009 ■ Δ		3,750
	Royal Bank of Scotland Group plc
2,750	2.64%, 08/12/2008		2,748
2,500	2.65%, 08/07/2008 ■		2,499
6,450	2.76%, 09/22/2008		6,425
	Skandinaviska Enskilda Bank Ab
3,400	2.47%, 09/08/2008 ■ Δ		3,400
1,000	2.66%, 09/10/2008 ■		997
5,750	2.77%, 10/23/2008 ■		5,714
3,500	2.79%, 08/21/2008 ■ Δ		3,500
	State Street Corp.
4,000	2.20%, 08/11/2008		3,998
4,750	2.25%, 08/28/2008		4,742
4,700	2.40%, 09/12/2008		4,687
	Svenska Handelsbanken Ab
3,000	2.45%, 08/13/2009 ■ Δ		3,000
6,500	2.70%, 10/10/2008		6,466
3,600	3.00%, 07/06/2009 ■ Δ		3,600
	Swedbank
3,600	2.64%, 08/13/2008		3,597
3,600	2.77%, 09/25/2008		3,585
6,000	2.93%, 10/10/2008		5,966
	Toyota Motor Credit Corp.
6,300	2.35%, 09/02/2008		6,287
4,250	2.51%, 10/14/2008		4,228
6,250	2.67%, 11/14/2008		6,202
	UBS Finance Deleware LLC
3,500	2.61%, 08/28/2008		3,493
4,250	2.66%, 09/16/2008		4,236
5,500	2.87%, 10/27/2008		5,462
	Unilever Capital Corp.
9,250	2.45%, 08/11/2008 ■ Δ		9,250
	Wachovia Bank NA
4,750	2.76%, 10/03/2008 Δ		4,751
1,500	2.80%, 09/23/2008		1,500
6,000	3.00%, 08/04/2009 Δ		6,000
	Wells Fargo & Co
6,750	2.43%, 08/14/2008		6,744
	Wells Fargo & Co.
3,750	2.40%, 08/26/2008		3,744
3,000	2.61%, 06/18/2009 Δ		3,000
	Westpac Banking Corp.
3,400	2.46%, 09/15/2008 ■ Δ		3,400
1,000	2.61%, 09/18/2008 ■		997
5,000	2.70%, 10/02/2008 ■		4,977
4,250	3.06%, 01/28/2009 Δ		4,250

			573,497

	Health Care — 2.0%
	AstraZeneca plc
9,500	2.10%, 08/13/2008 - 08/22/2008		9,492
3,750	2.72%, 11/25/2008 ■		3,717

			13,209

	Repurchase Agreements — 3.7%
	BNP Paribas Securities Corp.
	Repurchase Agreement (maturing on 08/01/2008 in the amount of $8,288, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $8,523)
8,287	2.05% dated 07/31/2008		8,287
	RBS Greenwich Capital Markets
	Repurchase Agreement (maturing on 08/01/2008 in the amount of $8,288, collateralized by U.S. Treasury Note 4.25%, 2014, value of $8,521)
8,287	2.00% dated 07/31/2008		8,287
	UBS Securities, Inc. Repurchase
	Agreement (maturing on 08/01/2008 in the amount of $8,211, collateralized by U.S. Treasury Bond 5.25% - 7.13%, 2023 - 2029, value of $8,390)
8,211	2.03% dated 07/31/2008		8,211

			24,785

	Services — 1.9%
	Walt Disney Co.
5,600	2.03%, 08/18/2008 – 08/28/2008		5,593
7,000	2.07%, 08/29/2008		6,989

			12,582

	Technology — 2.0%
	AT&T
5,750	2.23%, 09/24/2008 ■		5,731
6,000	2.28%, 10/17/2008 ■		5,971
1,750	2.29%, 10/06/2008 ■		1,743

			13,445

	Total investments (Cost $667,762) ▲	99.8%	$667,762
	Other assets and liabilities	0.2%	1,307

	Total net assets	100.0%	$669,069

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 27.22% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

120

The Hartford Money Market Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

▲	Also represents cost for tax purposes.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $156,571, which represents 23.40% of total net assets.

Δ	Variable rate securities; the yield reported is the rate in effect at July 31, 2008.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of July 31, 2008

Percentage of
Country	Net Assets
Australia	4.0

Canada	4.0

Denmark	1.5

Finland	0.7

Germany	2.4

Norway	2.5

Sweden	6.5

United Kingdom	5.6

United States	72.6

Other Assets and Liabilities	0.2

Total	100.0%

121

The Hartford Retirement Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 98.3%
EQUITY FUNDS — 28.8%
12	The Hartford Capital Appreciation Fund, Class Y		$458
8	The Hartford Capital Appreciation II Fund, Class Y		100
17	The Hartford Disciplined Equity Fund, Class Y		225
7	The Hartford Dividend and Growth Fund, Class Y		136
12	The Hartford Equity Income Fund, Class Y		149
5	The Hartford Global Growth Fund, Class Y		95
15	The Hartford Growth Fund, Class Y		246
14	The Hartford International Opportunities Fund, Class Y		215
12	The Hartford International Small Company Fund, Class Y		153
5	The Hartford Select MidCap Value Fund, Class Y		45
4	The Hartford Select SmallCap Value Fund, Class Y		36
2	The Hartford Stock Fund, Class Y		41
37	The Hartford Value Fund, Class Y		421
3	The Hartford Value Opportunities Fund, Class Y		37

	Total equity funds (Cost $2,605)		$2,357

FIXED INCOME FUNDS — 68.6%
63	The Hartford Floating Rate Fund, Class Y		$566
31	The Hartford High Yield Fund, Class Y		222
74	The Hartford Income Fund, Class Y		706
80	The Hartford Inflation Plus Fund, Class Y		886
148	The Hartford Short Duration Fund, Class Y		1,403
62	The Hartford Strategic Income Fund, Class Y		565
123	The Hartford Total Return Bond Fund, Class Y		1,255

	Total fixed income funds (Cost $5,763)		$5,603

MONEY MARKET FUNDS — 0.9%
74	The Hartford Money Market Fund, Class Y		$74

	Total money market funds (Cost $74)		$74

	Total investments in affiliated investment companies (Cost $8,442)		$8,034

	Total investments (Cost $8,442) ▲	98.3%	$8,034
	Other assets and liabilities	1.7%	135

	Total net assets	100.0%	$8,169

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $8,448 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13
Unrealized Depreciation	(427)

Net Unrealized Depreciation	$(414)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

122

The Hartford Select MidCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 99.7%
	Basic Materials — 8.5%
7	Carpenter Technology Corp.	$275
6	Celanese Corp.	235
3	Cytec Industries, Inc.	184
4	Eastman Chemical Co.	228
4	FMC Corp.	323
23	International Paper Co.	649
3	Martin Marietta Materials, Inc.	273
8	MeadWestvaco Corp.	222
13	Owens-Illinois, Inc. ●	545
14	Packaging Corp. of America	367
25	Pactiv Corp. ●	598
6	PPG Industries, Inc.	358
10	Rohm & Haas Co.	765
7	Schnitzer Steel Industries, Inc.	641
5	Snap-On, Inc.	265
—	Steel Dynamics, Inc.	6
8	Vulcan Materials Co.	520

		6,454

	Capital Goods — 4.7%
7	AGCO Corp. ● ▼	401
3	Black & Decker Corp.	198
8	Eaton Corp.	561
15	Hasbro, Inc.	569
24	Ingersoll-Rand Co. Class A	868
5	Oil States International, Inc. ●	275
6	Terex Corp. ●	289
30	Xerox Corp.	402

		3,563

	Consumer Cyclical — 9.8%
7	Autoliv, Inc.	254
6	Avery Dennison Corp.	242
7	Bed Bath & Beyond, Inc. ● ▼	200
4	Brown-Forman Corp.	266
17	Centex Corp.	245
8	Foot Locker, Inc.	115
131	Ford Motor Co. ●	626
15	Gap, Inc.	240
47	General Motors Corp. ▼	517
13	Hill-Rom Holdings, Inc.	376
7	J. C. Penney Co., Inc.	222
7	Kohl’s Corp. ● ▼	302
19	Lennar Corp.	229
21	Limited Brands, Inc.	340
15	Liz Claiborne, Inc.	201
28	Macy’s, Inc.	530
14	Mattel, Inc.	287
1	NVR, Inc. ● ▼	696
9	Safeway, Inc.	241
6	Sears Holdings Corp. ● ▼	518
7	Supervalu, Inc. ▼	177
9	Technology Data Corp. ●	328
4	V.F. Corp.	265

		7,417

	Consumer Staples — 6.7%
7	Bunge Ltd. Finance Corp. ▼	727
8	Clorox Co.	452
16	Coca-Cola Enterprises, Inc.	273
14	Constellation Brands, Inc. Class A●▼	303
5	Corn Products International, Inc.	242
7	H.J. Heinz Co.	363
30	Hershey Co.	1,110
6	Hormel Foods Corp.	199
4	J. M. Smucker Co.	215
11	Lorillard, Inc. ●	742
6	Pepsi Bottling Group, Inc.	164
18	Sara Lee Corp.	247

		5,037

	Energy — 7.0%
6	Cimarex Energy Co.	302
5	Encore Acquisition Co. ●	309
4	Energen Corp.	229
3	Exterran Holdings, Inc. ● ▼	186
3	Helmerich & Payne, Inc.	166
6	Nabors Industries Ltd. ● ▼	211
4	Newfield Exploration Co. ●	191
6	Noble Energy, Inc.	410
6	Oneok, Inc.	277
6	Petrohawk Energy Corp. ●	193
3	Plains Exploration & Production Co.●	. 173
7	Pride International, Inc. ●	252
15	Sempra Energy	851
14	Sunoco, Inc.	577
40	Tesoro Corp.	618
6	Tidewater, Inc.	354

		5,299

	Finance — 32.4%
5	Alexandria Real Estate Equities, Inc.	480
1	Alleghany Corp. ●	195
11	American Financial Group, Inc.	304
7	Ameriprise Financial, Inc.	285
45	Annaly Capital Management, Inc.	683
5	Arch Capital Group Ltd. ●	331
6	Assurant, Inc.	361
9	Axis Capital Holdings Ltd.	288
8	Boston Properties, Inc.	766
15	Cigna Corp.	548
29	CNA Financial Corp.	782
33	Discover Financial Services, Inc.	479
—	Endurance Specialty Holdings Ltd.▼	12
4	Essex Property Trust, Inc.	431
11	Everest Re Group Ltd.	916
8	Federal Realty Investment Trust	610
32	Fifth Third Bankcorp	441
3	First Citizens Bancshares Class A	439
12	Genworth Financial, Inc.	187
22	HCC Insurance Holdings, Inc.	496
5	Health Care, Inc.	249
10	Health Net, Inc. ● ▼	280
55	Host Hotels & Resorts, Inc.	726
83	Huntington Bancshares, Inc.	580
4	Kilroy Realty Corp.	192
23	Kimco Realty Corp.	808
4	Legg Mason, Inc.	178
4	Lincoln National Corp.	200
1	Markel Corp. ●	439
23	MBIA, Inc.	135
40	MF Global Ltd. ● ▼	259

123

The Hartford Select MidCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Finance (continued)
60	National City Corp.	$283
12	Nationwide Health Properties, Inc.	456
—	Northern Trust Corp.	16
9	PartnerRe Ltd. ▼	657
6	Philadelphia Consolidated Holding Corp. ●	362
45	Popular, Inc. ▼	310
8	Principal Financial Group, Inc.	319
36	Progressive Corp.	723
13	ProLogis	631
6	Public Storage	487
23	Raymond James Financial, Inc.	673
10	Rayonier, Inc.	481
5	Regency Centers Corp.	268
48	Regions Financial Corp.	458
6	RenaissanceRe Holdings Ltd. ADR ▼	285
3	Safeco Corp.	182
1	SL Green Realty Corp.	117
27	Synovus Financial Corp.	257
9	Transatlantic Holdings, Inc.	545
5	UnionBanCal Corp.	269
10	Unum Group	239
14	Ventas, Inc.	633
4	Vornado Realty Trust	385
12	W.R. Berkley Corp.	288
62	Washington Mutual, Inc.	332
8	Weingarten Realty Investments	256
1	White Mountains Insurance Group Ltd. ▼	428
24	Whitney Holding Corp.	485
23	XL Capital Ltd. Class A ▼	419
8	Zion Bancorp	246

		24,570

	Health Care — 6.5%
9	Barr Pharmaceuticals, Inc. ●	567
17	Brookdale Senior Living, Inc.	264
11	Endo Pharmaceuticals Holdings, Inc. ●	255
25	Forest Laboratories, Inc. ●	898
4	Henry Schein, Inc. ● ▼	193
15	ImClone Systems, Inc. ● ▼	959
16	Inverness Medical Innovation, Inc. ●	523
10	Omnicare, Inc.	300
10	Sigma-Aldrich Corp.	595
12	Watson Pharmaceuticals, Inc. ●	351

		4,905

	Services — 6.5%
20	Cadence Design Systems, Inc. ●	147
23	CBS Corp. Class B	378
21	Discovery Holding Co. ● ▼	420
8	Electronic Data Systems Corp.	201
11	Expedia, Inc. ● ▼	207
67	HLTH Corp. ● ▼	728
19	Liberty Global, Inc. ● ▼	559
17	Liberty Media — Interactive A ● ▼	234
9	McGraw-Hill Cos., Inc.	362
17	Moody’s Corp.	599
9	Pediatrix Medical Group, Inc. ●	428
9	R.R. Donnelley & Sons Co.	251
16	Synopsys, Inc. ● ▼	384

		4,898

	Technology — 8.1%
85	Advanced Micro Devices, Inc. ●	357
7	Amdocs Ltd. ●	213
30	CA, Inc.	725
14	CenturyTel, Inc. ▼	532
5	Dover Corp.	238
15	Integrated Device Technology, Inc. ●	150
27	JDS Uniphase Corp. ● ▼	292
23	Lexmark International, Inc. ADR ● ▼	802
72	LSI Corp. ● ▼	502
6	McAfee, Inc. ●	193
65	Micron Technology, Inc. ● ▼	313
5	QLogic Corp. ● ▼	90
24	SanDisk Corp. ● ▼	340
9	Seagate Technology ▼	135
14	Telephone and Data Systems, Inc.	572
33	Tellabs, Inc. ● ▼	167
7	Whirlpool Corp.	515

		6,136

	Transportation — 2.0%
7	Overseas Shipholding Group, Inc.	512
8	Royal Caribbean Cruises Ltd. ▼	201
52	Southwest Airlines Co.	808

		1,521

	Utilities — 7.5%
9	Alliant Energy Corp.	290
15	American Electric Power Co., Inc.	577
17	CenterPoint Energy, Inc.	268
7	DTE Energy Co.	295
12	Edison International	556
5	Integrys Energy Group, Inc.	276
11	MDU Resources Group, Inc.	341
9	Northeast Utilities	234
15	OGE Energy Corp.	487
12	Pepco Holdings, Inc.	287
17	PG&E Corp.	659
7	Progress Energy, Inc.	288
10	Reliant Resouces, Inc. ●	181
19	Spectra Energy Corp.	524
9	Wisconsin Energy Corp.	411

		5,674

	Total common stock (Cost $81,268)	$75,474

SHORT-TERM INVESTMENTS — 15.1%
	Securities Purchased with Proceeds from Security Lending — 14.9%
	Cash Collateral Reinvestment Fund:
11,267	Navigator Prime Portfolio	$11,267

124

The Hartford Select MidCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

SHORT-TERM INVESTMENTS (continued)
	U.S. Treasury Bills — 0.2%
$175	1.99%, 09/11/2008 ○		$174

	Total short-term investments (Cost $11,442)		$11,441

	Total investments (Cost $92,710) ▲	114.8%	$86,915
	Other assets and liabilities	(14.8)%	(11,193)

	Total net assets	100.0%	$75,722

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $93,375 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,572
Unrealized Depreciation	(9,032)

Net Unrealized Depreciation	$(6,460)

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

125

The Hartford Select SmallCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 96.9%
	Basic Materials — 7.7%
2	Ampco-Pittsburgh Corp.	$74
41	Balchem Corp.	1,045
3	Blount International ●	31
10	Buckeye Technologies, Inc. ●	101
3	Cambrex Corp. ●	22
1	Ceradyne, Inc. ●	56
4	Champion Enterprises, Inc. ●	15
1	CIRCOR International, Inc.	60
5	Crown Media Holdings, Inc. ●	20
2	CSS Industries, Inc.	42
1	Encore Wire Corp.	13
—	Gibralter Industries, Inc.	6
60	Glatfelter	879
4	H.B. Fuller Co.	103
16	Hecla Mining Co. ●	149
5	Hercules, Inc.	92
2	Innophos Holdings, Inc.	62
6	Insteel Industries, Inc.	104
—	Kaiser Aluminum Corp.	16
3	Kapstone Paper and Packaging ●	25
41	Matthews International Corp. Class A	2,061
3	Minerals Technologies, Inc.	174
2	Mueller Industries, Inc.	49
6	Mueller Water Products, Inc.	55
1	NCI Building Systems, Inc. ●	52
26	Neenah Paper, Inc.	486
9	Olin Corp.	280
2	OM Group, Inc. ●	80
2	Quanex Building Products Corp.	32
2	Rock Tenn Co. Class A	64
4	Rockwood Holdings, Inc. ●	163
—	RTI International Metals, Inc. ●	8
3	Sensient Technologies Corp.	104
1	Silgan Holdings, Inc.	33
—	Stepan Co.	23
3	Stillwater Mining Co. ●	29
90	Tempur-Pedic International, Inc.	844
4	Tredegar Corp.	67
—	Universal Stainless & Alloy Products ●	4
4	W.R. Grace & Co. ●	93
13	Watts Water Technologies, Inc.	384
10	Worthington Industries, Inc.	172

		8,172

	Capital Goods — 6.0%
—	Actuant Corp. Class A	3
4	Blyth, Inc.	62
3	Briggs & Stratton Corp.	46
3	Brooks Automation, Inc. ●	20
43	Clarcor, Inc.	1,660
3	Columbus McKinnon Corp. ●	67
13	Compass Diversified Holdings	147
2	Cymer, Inc. ●	64
1	Ducommun, Inc. ●	27
5	Enpro Industries, Inc. ●	169
84	Entegris, Inc. ●	532
8	Imation Corp.	151
3	Jakks Pacific, Inc. ●	73
—	Kadant, Inc. ●	2
27	Lincoln Electric Holdings, Inc.	2,177
5	MKS Instruments, Inc. ●	104
1	Photronics, Inc. ●	3
22	RC2 Corp. ●	519
1	Robbins & Myers, Inc.	46
1	Standex International	18
2	Tecumseh Products Co. Class A ●	75
—	Thermadyne Holdings Corp. ●	2
2	Twin Disc, Inc.	30
14	Varian Semiconductor Equipment Associates, Inc. ●	409

		6,406

	Consumer Cyclical — 15.1%
2	Adaptec, Inc. ●	5
3	AFC Enterprises, Inc. ●	21
13	Alliance One International, Inc. ●	57
4	American Axle & Manufacturing Holdings, Inc.	26
7	Applied Industrial Technologies, Inc.	176
22	ATC Technology Corp. ●	553
—	Beazer Homes USA, Inc.	1
25	Blockbuster, Inc. Class A ●	69
4	Bob Evans Farms, Inc.	109
128	Borders Group, Inc.	627
1	Brown Shoe Co., Inc.	13
3	Brunswick Corp.	32
1	Build-A-Bear Workshop, Inc. ●	7
8	Callaway Golf Co.	100
6	Carter’s, Inc. ●	99
2	Casey’s General Stores, Inc.	57
6	Cato Corp.	111
1	CBRL Group, Inc.	29
3	CEC Entertainment, Inc. ●	91
2	Charlotte Russe Holding, Inc. ●	30
2	Charming Shoppes, Inc. ●	9
26	Chemed Corp.	1,126
35	Cherokee, Inc.	718
15	Chico’s FAS, Inc. ●	81
17	Children’s Place Retail Stores, Inc. ●	632
6	Chiquita Brands International, Inc. ●	98
9	Comfort Systems USA, Inc.	121
1	Commercial Vehicles Group, Inc. ●	9
18	Dana Holding Corp. ●	117
—	Domino’s Pizza, Inc. ●	5
12	Dress Barn, Inc. ●	198
7	EMCOR Group, Inc. ●	196
1	Ethan Allen Interiors, Inc.	35
4	Furniture Brands International, Inc.	49
—	G-III Apparel Group, Ltd. ●	3
6	Granite Construction, Inc.	199
25	Group 1 Automotive, Inc.	491
1	Gymboree Corp. ●	41
9	Hayes Lemmerz International ●	22
3	Hooker Furniture Corp.	43
6	Hot Topic, Inc. ●	38
2	Hovnanian Enterprises Class A ●	16
35	Huttig Building Products, Inc. ●	67
20	ICU Medical, Inc. ●	569
9	IKON Office Solutions, Inc.	124

126

The Hartford Select SmallCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Consumer Cyclical (continued)
6	Insight Enterprises, Inc. ●	$78
—	Integrated Electrical Services, Inc. ●	4
1	Interline Brands, Inc. ●	17
2	Jack in the Box, Inc. ●	34
5	Jo-Ann Stores, Inc. ●	119
1	JOS A. Bank Clothiers, Inc. ●	13
8	Lear Corp. ●	115
2	Maidenform Brands, Inc. ●	28
66	McGrath RentCorp	1,905
1	Meritage Homes Corp. ●	23
4	Nash Finch Co.	174
11	New York & Co., Inc. ●	110
5	O’ Charley’s, Inc.	51
38	Owens & Minor, Inc.	1,722
2	Oxford Industries	36
1	P. F. Chang’s China Bistro, Inc. ●	26
23	Papa John’s International, Inc. ●	644
1	Pep Boys-Manny Moe & Jack	4
—	Perini Corp. ●	11
4	Pier 1 Imports, Inc. ●	14
9	Retail Ventures I ●	40
1	Ruby Tuesday, Inc. ●	10
2	Ruddick Corp.	50
4	Ryland Group, Inc.	86
25	School Specialty, Inc. ●	813
2	Shoe Carnival, Inc. ●	31
2	Skechers U.S.A., Inc. Class A ●	40
1	Spartan Stores, Inc.	21
2	Superior Industries International	25
2	Systemax, Inc.	26
6	Tenneco Automotive, Inc. ●	82
7	Timberland Co. Class A ●	95
18	United Stationers, Inc. ●	707
1	Village Super Market, Inc.	46
42	Visteon Corp. ●	120
21	Volcom, Inc. ●	377
6	Winn-Dixie Stores, Inc. ●	99
45	World Fuel Services Corp.	1,094

		16,110

	Consumer Staples — 3.2%
3	Cal-Maine Foods, Inc.	129
27	Chattem, Inc. ●	1,722
24	J&J Snack Foods Corp.	744
14	Ralcorp Holdings, Inc. ●	785
1	TreeHouse Foods, Inc. ●	23
1	Universal Corp.	36

		3,439

	Energy — 6.0%
3	Berry Petroleum Co.	121
2	Bill Barrett Corp. ●	100
1	Brigham Exploration Co. ●	20
3	Callon Petroleum Corp. ●	59
3	Complete Production Services, Inc. ●	86
41	Crosstex Energy, Inc.	1,308
—	Harvest Natural Resources, Inc. ●	3
5	Headwaters, Inc. ●	62
4	Laclede Group, Inc.	183
11	Meridian Resource Corp. ●	35
15	New Jersey Resources Corp.	511
6	Newpark Resources, Inc. ●	46
1	Nicor, Inc.	53
3	Northwest Natural Gas Co.	158
7	Oceaneering International, Inc. ●	424
4	Piedmont Natural Gas	96
20	Quicksilver Resources, Inc. ●	523
9	Rosetta Resources, Inc. ●	213
—	South Jersey Industries, Inc.	11
4	Southwest Gas Corp.	103
4	Stone Energy Corp. ●	196
1	Swift Energy Co. ●	71
4	Trico Marine Services, Inc. ●	107
53	WD40 Co.	1,801
5	WGL Holdings, Inc.	159

		6,449

	Finance — 24.6%
3	Aaron Rents, Inc.	74
14	Advance America Cash Advance Centers, Inc.	76
2	Amerco ●	74
20	American Equity Investment Life Holding Co.	172
4	American Physicians Capital, Inc.	174
6	Amerigroup Corp. ●	164
1	Amtrust Financial Services	17
14	Anthracite Capital, Inc.	85
16	Anworth Mortgage Asset Corp.	97
5	Apollo Investment Corp.	83
3	Applied Signal Technology	44
147	Ares Capital Corp.	1,678
1	Argo Group International Holdings Ltd. ●	51
2	Arrow Financial Corp.	53
14	Ashford Hospitality	57
8	Aspen Insurance Holdings Ltd.	190
12	Associated Estates Realty	163
3	Assured Guaranty Ltd.	36
1	Bancfirst Corp.	57
10	Banco Latinoamericano de Exportaciones S.A. ADR Class E	183
7	Bankfinancial Corp.	96
2	Berkshire Hills Bancorp, Inc.	50
3	BGC Partners, Inc. ●	21
124	Boston Private Financial Holdings, Inc.	969
—	Brooklyn Federal Bancorp, Inc.	3
—	Capital Southwest Corp.	10
—	Capital Trust, Inc.	2
15	CapLease, Inc.	116
13	Castlepoint Holdings Ltd.	120
117	Cathay General Bancorp	1,859
4	Cedar Shopping Court	47
6	Centene Corp. ●	129
4	Central Pacific Financial Corp.	43
5	Chemical Financial Corp.	140
1	Citizens & Northern Corp.	24
17	Citizens Republic Bancorp, Inc.	57
—	Citizens, Inc. ●	3
—	City Bank	3

127

The Hartford Select SmallCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Finance (continued)
4	City Holding Co.	$156
86	Colonial BancGroup, Inc.	569
2	CompuCredit Corp. ●	16
3	Corus Bankshares, Inc.	13
74	CVB Financial Corp.	838
18	DCT Industrial Trust, Inc.	152
13	Diamondrock Hospitality	122
4	East West Bancorp, Inc.	53
7	Education Realty Trust, Inc.	77
3	Encore Capital Group, Inc. ●	33
33	Entertainment Properties Trust	1,781
3	Evercore Partners, Inc.	33
1	Extra Space Storage, Inc.	18
3	FBL Financial Group Class A	72
1	Federal Agricultural Mortgage Corp.	20
34	Financial Federal Corp.	772
3	First Bancorp North Carolina	53
4	First BanCorp Puerto Rico	34
9	First Commonwealth Financial Corp.	98
8	First Financial Northwest	76
3	First Industrial Realty Trust, Inc.	72
4	First Merchants Corp.	94
1	First Midwest Bancorp, Inc.	15
16	First Niagara Financial Group, Inc.	229
4	First Place Financial Corp.	40
3	First Potomac Realty Trust	40
5	FirstMerit Corp.	104
6	Flagstone Reinsurance Holdings	70
6	FNB Corp.	64
3	Fox Chase Bancorp, Inc. ●	31
27	Friedman Billings Ramsey Group, Inc.	47
1	Frontier Financial Corp.	9
7	Getty Realty Corp.	127
9	Glimcher Realty Trust	88
3	Global Cash Access, Inc. ●	18
5	Gramercy Capital Corp.	33
3	Green Bankshares, Inc.	40
8	Greenlight Capital Re Ltd. Class A ●	155
14	Guaranty Bancorp ●	72
9	Hanmi Financial Corp.	50
—	Harleysville Group, Inc.	4
3	Hercules Technology Growth	25
15	Hersha Hospitality Trust	104
6	Horace Mann Educators Corp.	80
—	Iberiabank Corp.	10
16	Infinity Property & Casualty Corp.	709
3	Integra Bank Corp.	21
34	International Bancshares Corp.	831
8	IPC Holdings Ltd.	254
2	JER Investors Trust, Inc.	9
1	Kansas City Life Insurance Co.	40
12	Kearny Financial Corp.	159
13	Knight Capital Group, Inc. ●	210
7	Knology, Inc. ●	69
6	LaBranche & Co., Inc. ●	43
2	Lakeland Bancorp, Inc.	28
5	LaSalle Hotel Properties	120
13	Lexington Realty Trust	189
—	MainSource Financial Group, Inc.	6
1	MB Financial, Inc.	15
139	MCG Capital Corp.	668
8	Medical Properties Trust, Inc.	88
22	MFA Mortgage Investments, Inc.	139
4	Molina Healthcare, Inc. ●	107
13	Montpelier Re Holdings Ltd.	207
1	N B T Bancorp	27
51	National Financial Partners Corp.	1,061
1	National Health Investors, Inc.	19
5	National Penn Bancshares, Inc.	65
9	National Retail Properties, Inc.	184
3	Navigators Group, Inc. ●	138
2	Nelnet, Inc.	16
1	Newcastle Investment Corp.	4
8	Newstar Financial, Inc. ●	42
8	NGP Capital Resources Co.	124
7	Northstar Realty Finance Corp.	55
—	Oceanfirst Financial Corp.	5
1	Odyssey Re Holdings Corp.	31
11	Old National Bancorp	169
9	Oriental Financial Group, Inc.	151
7	Pacific Capital Bancorp	96
1	Parkway Properties, Inc.	21
8	Penn Real Estate Investment Trust	140
2	PennantPark Investment Corp.	15
1	Peoples Bancorp, Inc.	18
1	Phoenix Cos.	11
—	Piper Jaffray Cos. ●	7
4	Platinum Underwriters Holdings Ltd.	137
3	PMA Capital Corp. Class A ●	29
32	Primus Guaranty Ltd. ●	124
—	ProAssurance Corp. ●	10
1	Prosperity Bancshares, Inc.	16
4	Provident Bankshares Corp.	36
6	Provident Financial Services, Inc.	92
22	RAIT Financial Trust	147
1	Redwood Trust, Inc.	17
10	Rent-A-Center, Inc. ●	216
2	Republic Bancorp, Inc.	56
19	Resource Capital Corp.	126
1	RLI Corp.	33
5	S&T Bancorp, Inc.	171
—	Sandy Spring Bancorp, Inc.	5
—	Santander BanCorp	5
3	Seabright Insurance Holdings ●	36
44	Selective Insurance Group	957
5	Senior Housing Properties Trust	105
2	Simmons First National Corp.	69
5	South Financial Group, Inc.	30
2	Southwest Bancorp	24
1	Sterling Bancshares, Inc.	6
3	Sterling Financial Corp.	23
14	Strategic Hotels & Resorts, Inc.	113
2	Suffolk Bancorp	48
—	Sun Bancorp, Inc. ●	2
11	Sunstone Hotel Investors, Inc.	146
7	Susquehanna Bancshares, Inc.	103
1	SWS Group, Inc.	10

128

The Hartford Select SmallCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Finance (continued)
8	Symmetricom, Inc. ●	$36
69	Synovus Financial Corp.	651
32	TCF Financial Corp.	408
71	Trustco Bank Corp.	615
1	Trustmark Corp.	20
1	UMB Financial Corp.	61
1	Umpqua Holdings Corp.	7
1	United Bankshares, Inc.	19
4	United Community Banks	40
3	United Community Financial	17
—	Univest Corp.	5
1	U-Store-It	9
326	W Holding Co., Inc.	261
6	WesBanco, Inc.	130
1	Westwood Holdings Group, Inc.	28
—	Wilshire Bancorp, Inc.	2
1	Wintrust Financial Corp.	29
30	Zion Bancorp	878

		26,246

	Health Care — 4.8%
30	Advanced Medical Optics, Inc. ●	516
4	Affymetrix, Inc. ●	29
—	Albany Molecular Research, Inc. ●	3
—	Alliance Imaging, Inc. ●	5
2	AmSurg Corp. ●	56
1	CONMED Corp. ●	43
13	Cooper Co., Inc.	421
21	Emergency Medical Services ●	565
7	Emergent Biosolutions, Inc. ●	90
1	Five Star Quality Care, Inc. ●	4
1	HealthSouth Corp. ●	18
5	Invacare Corp.	122
3	Kindred Healthcare, Inc. ●	73
23	Landauer, Inc.	1,454
3	Longs Drug Stores Corp.	122
19	Magellan Health Services, Inc. ●	772
—	Odyssey HealthCare, Inc. ●	5
1	PharMerica Corp. ●	14
10	Prestige Brands Holdings, Inc. ●	95
6	Rehabcare Group, Inc. ●	106
1	Res-Care, Inc. ●	24
2	Sciele Pharma, Inc.	39
7	ViroPharma, Inc. ●	81
21	Young Innovations, Inc.	451

		5,108

	Services — 13.1%
7	A.H. Belo Corp. — Class A	37
75	ABM Industries, Inc.	1,783
1	Allis-Chalmers Energy, Inc. ●	9
7	American Greetings Corp. Class A	103
35	AMN Healthcare Services, Inc. ●	662
1	Asset Acceptance ●	15
38	Avid Technology, Inc. ●	840
3	Belo Corp. Class A	22
—	Black Box Corp.	7
4	Bowne & Co., Inc.	48
—	Brady Corp. Class A	7
17	CACI International, Inc. Class A ●	782
1	Casella Waste Systems, Inc. ●	10
6	Central European Media Enterprises Ltd. ●	470
—	Churchill Downs, Inc.	15
—	CIBER, Inc. ●	1
25	Computer Services, Inc.	771
2	Consolidated Graphics, Inc. ●	50
1	Entercom Communications Corp.	6
3	Foundry Networks, Inc. ●	44
8	G & K Services, Inc. Class A	294
1	Great Wolf Resorts, Inc. ●	3
2	Healthspring, Inc. ●	41
8	Hudson Highland Group, Inc. ●	68
1	Hypercom Corp. ●	5
8	Idearc, Inc.	10
4	Jackson Hewitt Tax Service, Inc.	68
6	JDA Software Group, Inc. ●	94
5	Journal Communications, Inc.	21
9	Kelly Services, Inc.	162
—	Kforce, Inc. ●	1
1	Korn/Ferry International ●	11
1	Lin TV Corp. ●	3
2	Marcus Corp.	25
5	MAXIMUS, Inc.	182
7	Mediacom Communications Corp. ●	38
—	Monarch Casino & Resort, Inc. ●	1
3	Monotype Imaging Holdings, Inc. ●	44
1	Monroe Muffler, Inc.	9
1	MPS Group, Inc. ●	15
56	Navigant Consulting, Inc. ●	1,026
—	NETGEAR, Inc. ●	3
3	On Assignment, Inc. ●	25
8	OpenTV Corp. ●	14
7	Pacer International, Inc.	164
3	Parametric Technology Corp. ●	60
7	Perot Systems Corp. Class A ●	115
19	Plexus Corp. ●	530
8	Premiere Global Services, Inc. ●	121
—	Quest Software, Inc. ●	2
1	R.H. Donnelley Corp. ●	2
6	Regis Corp.	179
28	Resources Connection, Inc.	643
5	Scholastic Corp.	119
18	Spherion Corp. ●	89
—	Standard Parking Corp. ●	10
15	Stewart Enterprises, Inc.	138
63	Syntel, Inc.	2,069
35	TETRA Technologies, Inc. ●	659
14	Unifirst Corp.	636
109	Unisys Corp. ●	402
2	Viad Corp.	73
—	Volt Information Sciences, Inc. ●	3
6	Waste Services, Inc. ●	61
2	Watson Wyatt Worldwide, Inc.	97

		14,017

	Technology — 10.5%
1	A.O. Smith Corp.	49
6	Actel Corp. ●	76
3	Acuity Brands, Inc.	119

129

The Hartford Select SmallCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Technology (continued)
4	Alaska Communication Systems Holdings, Inc.	$51
55	American Reprographics Co. LLC ●	876
14	AMETEK, Inc.	665
16	Amkor Technology, Inc. ●	137
1	Anaren Microwave, Inc. ●	6
1	Arfon, Inc. ●	12
3	Avocent Corp. ●	64
1	Belden, Inc.	41
12	Benchmark Electronics, Inc. ●	171
6	Bio-Rad Laboratories, Inc. Class A ●	561
—	Bottomline Technologies, Inc. ●	2
4	Centennial Cellular Corp. Class A ●	30
5	Checkpoint Systems, Inc. ●	105
27	Cincinnati Bell, Inc. ●	105
1	CMGI, Inc. ●	17
17	Coherent, Inc. ●	576
5	CSG Systems International, Inc. ●	81
3	CTS Corp.	38
2	Cubic Corp.	59
2	Deluxe Corp.	30
1	DG Fastchannel, Inc. ●	19
4	Digi International, Inc. ●	43
—	Eagle Test Systems, Inc. ●	5
47	Electronics for Imaging, Inc. ●	658
1	EMS Technologies, Inc. ●	27
8	Emulex Corp. ●	87
2	Enersys ●	55
—	Esterline Technologies Corp. ●	20
1	Extreme Networks, Inc. ●	3
1	Fair Isaac, Inc.	18
68	General Communication, Inc. Class A ●	610
5	GeoEye, Inc. ●	108
7	GrafTech International Ltd. ●	156
1	ICO Global Communications Holdings Ltd. ●	3
4	Infospace, Inc.	38
3	Internap Network Services Corp. ●	15
6	Interwoven, Inc. ●	80
21	iPCS, Inc. ●	573
40	Jabil Circuit, Inc.	654
1	LTX Corp. ●	1
10	Lydall, Inc. ●	149
2	Measurement Specialties, Inc. ●	29
11	Methode Electronics, Inc.	124
1	Movado Group	15
56	MSC.Software Corp. ●	709
8	OmniVision Technologies, Inc. ●	88
1	Palm, Inc.	7
4	Park Electrochemical Corp.	104
8	PeopleSupport, Inc. ●	70
6	Plantronics, Inc.	149
1	Polycom, Inc. ●	12
1	Powerwave Technologies, Inc. ●	3
3	Progress Software Corp. ●	85
2	Quantum Corp. ●	3
7	Rackable Systems, Inc. ●	87
3	RCN Corp. ●	41
1	Regal-Beloit Corp.	46
4	RF Micro Devices, Inc. ●	13
2	Rogers Corp. ●	99
58	Sanmina-Sci Corp. ●	102
34	Schwak, Inc.	438
—	Shenandoah Telecommunications Co.	3
38	Silicon Storage Technology, Inc. ●	122
5	Skyworks Solutions, Inc. ●	43
3	SonicWALL, Inc. ●	15
30	Spansion, Inc. ●	68
1	Standard Microsystems Corp. ●	21
6	Stoneridge, Inc. ●	74
5	Sybase, Inc. ●	166
6	Syniverse Holdings, Inc. ●	97
5	Technitrol, Inc.	65
4	Tekelec ●	66
20	Tibco Software, Inc. ●	162
2	TriQuint Semiconductor, Inc. ●	13
6	TTM Technologies, Inc. ●	72
9	United Online, Inc.	97
—	Varian, Inc. ●	22
40	VeriFone Holdings, Inc. ●	598
1	Vignette Corp. ●	8
6	Zoran Corp. ●	46

		11,175

	Transportation — 4.2%
3	Alaska Air Group, Inc. ●	52
4	Arkansas Best Corp.	130
2	Atlas Air Worldwide Holdings, Inc. ●	96
22	Forward Air Corp.	816
1	Gulfmark Offshore, Inc. ●	50
3	Heartland Express, Inc.	59
3	Hornbeck Offshore Services, Inc. ●	138
11	JetBlue Airways Corp. ●	60
43	Landstar System, Inc.	2,150
—	Old Dominion Freight Line, Inc. ●	15
3	Polaris Industries, Inc.	120
7	Republic Airways Holdings, Inc. ●	67
2	Saia, Inc. ●	38
7	SkyWest, Inc.	110
15	Thor Industries, Inc.	284
1	UAL Corp.	11
7	US Airways Group, Inc. ●	35
5	Wabash National Corp.	47
9	Werner Enterprises, Inc.	205
2	YRC Worldwide, Inc. ●	30

		4,513

	Utilities — 1.7%
10	Avista Corp.	224
—	Central Vermont Public Service Corp.	2
1	CH Energy Group	25
6	Cleco Corp.	151
9	El Paso Electric Co. ●	184
1	IDACORP, Inc.	39
—	MGE Energy, Inc.	14
46	Pike Electric Corp. ●	804
5	Portland General Electric Co.	113
2	UIL Holdings Corp.	72

130

The Hartford Select SmallCap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)
	Utilities (continued)
8	Westar Energy, Inc.	$174

		1,802

	Total common stock (Cost $117,288)	$103,437

PREFERRED STOCK - 0.3%
	Finance - 0.3%
—	East West Bancorp, Inc. ⌂ ۞	$361

	Total preferred stock (Cost $482)	$361

	Total long-term investments (Cost $117,770)	$103,798

Principal
Amount
SHORT-TERM INVESTMENTS — 3.0% Finance - 1.5%
	Wells Fargo
$1,528	2.05%, 08/01/2008	$1,528

Shares
	Investment Pools and Funds - 1.5%
1,305	Federated Investors Prime Obligations Fund		1,305
314	State Street Bank Money Market Fund		314

			1,619

	Total short-term investments (Cost $3,147)		$3,147

	Total investments (Cost $120,917) ▲	100.2%	$106,945
	Other assets and liabilities	(0.2)%	(165)

	Total net assets	100.0%	$106,780

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.17% of total net assets at July 31, 2008.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $120,917 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,488
Unrealized Depreciation	(21,460)

Net Unrealized Depreciation	$(13,972)

●	Currently non-income producing.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market

Period
Acquired	Shares/ Par	Security	Cost Basis
04/2008	—	East West Bancorp, Inc.	$482

The aggregate value of these securities at July 31, 2008 was $361 which represents 0.34% of total net assets.
Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	9	Long	Sep 2008	$9

*	The number of contracts does not omit 000’s.

Cash of $38 was pledged as initial margin deposit for open futures contracts at July 31,2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

131

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 29.7%
	Finance — 29.7%
	American Express Credit Account Master Trust
$32	2.96%, 02/15/2012 ■ Δ	$31
	AmeriCredit Automobile Receivables Trust
1,000	4.47%, 01/12/2012	969
600	5.04%, 05/06/2011	595
669	5.21%, 10/06/2011	658
977	5.42%, 08/08/2011	954
	Banc of America Securities Automotive Trust
1,500	4.49%, 02/18/2013 ⌂	1,501
	Bayview Commercial Asset Trust
400	3.46%, 01/25/2035 ⌂ Δ	300
6,159	7.00%, 07/25/2037 ⌂ ►	628
11,650	7.18%, 01/25/2037 ⌂ ►	1,037
10,450	7.50%, 09/25/2037 ⌂ ►	1,228
	Bayview Financial Acquisition Trust
1,110	4.91%, 02/25/2033 ⌂	1,085
2,000	5.64%, 11/28/2036 ⌂	1,782
	Bear Stearns Asset Backed Securities, Inc.
689	5.16%, 09/25/2033 ⌂	544
	Bear Stearns Commercial Mortgage Securities, Inc.
21,142	4.12%, 11/11/2041 ⌂ ►	427
53,002	4.65%, 02/11/2041 ⌂ ►	454
106,545	6.25%, 12/11/2040 ⌂ ►	374
	Capital Automotive Receivables Asset Trust
800	5.55%, 01/18/2011 ⌂	807
200	5.77%, 05/20/2010 ⌂	196
225	6.15%, 04/20/2011 ⌂	218
1,000	6.35%, 03/17/2014 ■	935
	Capital One Multi-Asset Execution Trust
1,000	3.76%, 03/15/2013 Δ	1,001
1,000	4.50%, 06/15/2011	1,000
	Capital One Prime Automotive Receivables Trust
1,000	5.68%, 06/16/2014 ⌂	982
	Carmax Automotive Owner Trust
1,000	6.12%, 07/15/2013 ⌂	980
	CBA Commercial Small Balance Commercial Mortgage
40,567	7.00%, 07/25/2035 — 06/25/2038 † ⌂ ►	2,375
10,683	9.75%, 01/25/2039 ⌂ ►	1,148
	Citibank Credit Card Issuance Trust
2,000	2.68%, 01/09/2012 Δ	1,917
	Citicorp Residential Mortgage Securities
100	6.27%, 06/25/2037 Δ	80
	CNH Equipment Trust
750	4.93%, 12/17/2012 ⌂	725
	Commercial Mortgage Pass-Through Certificates
1,500	2.91%, 12/15/2020 ■ Δ	1,321
2,899	3.59%, 03/10/2039 ⌂ ►	48
	Countrywide Asset-Backed Certificates
1,500	5.57%, 11/25/2035 †	600
	Countrywide Asset-Backed Certificates
1,000	5.71%, 11/25/2035	337
	CS First Boston Mortgage Securities Corp.
12,743	4.17%, 07/15/2036 ⌂ ►	162
	DaimlerChrysler Automotive Trust
800	4.48%, 08/08/2014	784
800	5.14%, 09/08/2012	781
	Equity One ABS, Inc.
31	4.96%, 07/25/2034 ⌂ Δ	8
	Ford Credit Automotive Owner Trust
2,924	5.29%, 04/15/2011	2,982
750	5.48%, 09/15/2011	753
500	5.68%, 06/15/2012 ⌂	452
1,000	5.69%, 11/15/2012	959
	GE Capital Commercial Mortgage Corp.
7,920	3.76%, 03/10/2040 ⌂ ►	99
	GMAC Mortgage Corp. Loan Trust
1,130	4.09%, 04/25/2033	847
273	4.62%, 04/25/2033	180
715	5.75%, 10/25/2036	523
	Goldman Sachs Automotive Loan Trust
163	4.98%, 11/15/2013 ⌂	163
	Goldman Sachs Mortgage Securities Corp. II
2,000	4.32%, 10/10/2028	1,963
18,649	4.38%, 08/10/2038 ⌂ ►	120
	Green Tree Financial Corp.
7	7.30%, 01/15/2026	7
	Hasco NIM Trust
34	6.25%, 12/26/2035 ⌂	2
	Hertz Vehicle Financing LLC
1,000	4.93%, 02/25/2010 ■	998
	Home Equity Asset Trust
400	4.89%, 07/25/2037 ⌂ Δ	31
	Hyundai Automotive Receivables Trust
49	4.10%, 08/15/2011	49
1,010	4.45%, 02/15/2012	1,003
	JP Morgan Chase Commercial Mortgage Security Corp.
1,183	3.21%, 02/15/2020 ⌂ Δ	969
2,000	3.84%, 01/12/2039	1,935
12,714	4.65%, 10/15/2037 ⌂ ►	154
35,230	4.82%, 08/12/2037 ⌂ ►	95
1,145	5.34%, 05/12/2045	1,143
	LaSalle Commercial Mortgage Securities
16,949	6.20%, 09/20/2043 ⌂ ►	561
	LB-UBS Commercial Mortgage Trust
188	3.63%, 10/15/2029 >	187
1,533	4.25%, 12/15/2036 ⌂ ► >	30
	Lehman Brothers Small Balance Commercial
1,014	6.77%, 09/27/2036 ⌂ >	950
	Long Beach Asset Holdings Corp.
180	5.78%, 04/25/2046 ⌂	—
	Marlin Leasing Receivables LLC
233	5.09%, 08/15/2012 ⌂	235
1,600	5.33%, 09/16/2013 ■	1,630
343	5.63%, 09/16/2013 ⌂	327

132

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

	Finance (continued)
	MBNA Credit Card Master Note Trust
$550	6.80%, 07/15/2014	$537
	Merrill Lynch Mortgage Trust
16,347	3.81%, 08/12/2039 ⌂ ►	311
17,382	3.96%, 10/12/2041 ⌂ ►	363
26,245	4.67%, 09/12/2042 ⌂ ►	202
1,991	5.53%, 05/12/2039 Δ	1,999
	Morgan Stanley Capital I
96	3.96%, 06/15/2040	95
	Morgan Stanley Dean Witter Capital I
104	5.38%, 01/15/2039	104
	Nationstar Home Equity Loan Trust
15	9.97%, 03/25/2037 ⌂ Δ	7
	Ocwen Advance Receivables Backed Notes
1,500	5.34%, 11/24/2015 ⌂	1,320
	Renaissance Home Equity Loan Trust
675	7.00%, 09/25/2037 ⌂	103
405	7.50%, 04/25/2037 ⌂	42
108	9.79%, 04/25/2037 ⌂	54
	Structured Asset Investment Loan Trust
277	5.09%, 11/25/2033 ⌂ Δ	148
	Structured Asset Securities Corp.
850	4.96%, 01/25/2037 — 02/25/2037 ⌂ Δ	56
	Swift Master Automotive Receivables Trust
1,000	3.91%, 10/15/2012 Δ	907
	USAA Automotive Owner Trust
1,560	4.16%, 04/16/2012	1,569
571	5.01%, 09/15/2010	575
860	5.07%, 06/15/2013	870
1,000	5.66%, 03/15/2013 ⌂	971
	Wachovia Automotive Loan Owner Trust
1,700	5.42%, 04/21/2014 ⌂	1,505
1,000	5.54%, 12/20/2012 ⌂	903
	Wachovia Bank Commercial Mortgage Trust
122	3.48%, 08/15/2041	121
5,390	3.65%, 02/15/2041 ⌂ ►	95
	Washington Mutual Master Note Trust
1,500	2.84%, 10/15/2013 ⌂ Δ	1,302
	Washington Mutual, Inc.
17,463	7.00%, 11/23/2043 ⌂ ►	645
	Wells Fargo Home Equity Trust
1,900	2.76%, 04/25/2034 Δ	1,639
	WFS Financial Owner Trust
1,091	4.76%, 05/17/2013 ⌂	983

	Total asset & commercial mortgage backed securities (Cost $72,306)	$65,745

CERTIFICATE OF DEPOSIT — 0.8%
	Finance — 0.8%
	Bank of New York Co., Inc.
$500	5.05%, 03/03/2009	$504
	Comerica Bank
1,350	2.51%, 08/07/2009 Δ	1,347

	Total certificate of deposit (Cost $1,840)	$1,851

CORPORATE BONDS: INVESTMENT GRADE — 42.1%
	Basic Materials — 1.1%
	Xstrata Finance Dubai Ltd.
$2,500	3.04%, 11/13/2009 ■ Δ	$2,445

	Capital Goods — 1.2%
	Deere & Co.
534	7.85%, 05/15/2010	569
	Honeywell International, Inc.
1,092	4.25%, 03/01/2013	1,080
	United Technologies Corp.
987	6.10%, 05/15/2012	1,043

		2,692

	Consumer Cyclical — 1.8%
	DaimlerChrysler NA Holdings Corp.
600	5.88%, 03/15/2011	603
	Kroger Co.
750	7.25%, 06/01/2009	768
750	8.05%, 02/01/2010	784
	SABMiller plc
510	3.09%, 07/01/2009 ■ Δ	507
	Safeway, Inc.
700	4.95%, 08/16/2010	699
500	7.50%, 09/15/2009	515

		3,876

	Consumer Staples — 1.6%
	Clorox Co.
1,000	6.13%, 02/01/2011	1,022
	Diageo Capital plc
1,460	7.25%, 11/01/2009	1,524
	Miller Brewing Co.
1,000	4.25%, 08/15/2008 ■	1,001

		3,547

	Energy — 1.5%
	Enterprise Products Operating L.P.
1,275	7.50%, 02/01/2011	1,336
	Transocean, Inc.
2,000	2.87%, 09/05/2008 Δ	1,998

		3,334

	Finance — 22.8%
	Aetna, Inc.
890	7.88%, 03/01/2011	940
	American Express Credit Corp.
1,700	2.52%, 11/09/2009 Δ	1,660
	Capital One Bank
415	4.25%, 12/01/2008	413
	Capital One Financial Corp.
1,000	2.98%, 09/10/2009 Δ	938
	Capmark Financial Group
1,000	3.37%, 05/10/2010 Δ	710
	Caterpillar Financial Services Corp.
900	2.78%, 08/20/2010 Δ	891
1,000	4.15%, 01/15/2010	1,003
	CIT Group, Inc.
750	2.84%, 08/17/2009 Δ	687
	Citicorp
1,584	6.38%, 11/15/2008	1,593
	Countrywide Financial Corp.
79	3.21%, 06/15/2010	74
2,000	3.21%, 05/07/2012 Δ	1,844

133

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

	Finance (continued)
	Countrywide Financial Corp. (continued)
$162	5.80%, 06/07/2012	$152
	Countrywide Home Loans, Inc.
98	4.00%, 03/22/2011	91
	Credit Suisse First Boston USA, Inc.
2,000	4.13%, 01/15/2010	2,004
	First Union National Bank Commercial Mortgage
1,500	7.80%, 08/18/2010	1,526
	FleetBoston Financial Corp.
1,500	7.38%, 12/01/2009	1,554
	General Electric Capital Corp.
1,880	4.00%, 02/17/2009	1,885
1,500	6.13%, 02/22/2011	1,566
	Goldman Sachs Group, Inc.
1,270	2.80%, 11/16/2009 Δ	1,253
800	2.85%, 03/30/2009 Δ	796
200	2.88%, 12/23/2009 Δ	197
	HSBC Bank USA
2,000	3.88%, 09/15/2009	1,992
	John Deere Capital Corp.
600	3.08%, 10/16/2009 Δ	599
	JP Morgan Chase & Co.
1,145	6.00%, 02/15/2009	1,150
810	6.75%, 02/01/2011	840
	Key Bank NA
250	2.93%, 11/03/2009 Δ	243
	Lehman Brothers Holdings, Inc.
885	2.82%, 11/16/2009 Δ >	819
	Merrill Lynch & Co., Inc.
720	2.76%, 12/04/2009 Δ	693
2,000	2.90%, 03/23/2010 Δ	1,880
	Morgan Stanley
1,200	2.57%, 05/07/2010 Δ	1,152
1,100	2.84%, 02/09/2009 Δ	1,095
375	2.87%, 05/07/2010 Δ	363
	National City Bank of Ohio
1,000	2.90%, 01/21/2010 Δ	813
500	4.50%, 03/15/2010	416
	National Westminster Bank
1,130	7.38%, 10/01/2009	1,158
	North Street Referenced Linked Notes
1,000	3.50%, 07/30/2010 ⌂ Δ	850
500	3.85%, 07/30/2010 ⌂ Δ	315
	Prudential Financial, Inc.
1,000	5.10%, 12/14/2011	997
	Simon Property Group L.P.
1,463	3.75%, 01/30/2009	1,449
	Sovereign Bancorp, Inc.
2,000	3.03%, 03/23/2010 Δ	1,685
	SunTrust Banks, Inc.
500	7.75%, 05/01/2010	518
	UnitedHealth Group, Inc.
1,000	2.98%, 06/21/2010 Δ	966
1,000	3.75%, 02/10/2009	993
	US Bank NA
1,000	3.40%, 03/02/2009	993
	Wachovia Corp.
2,000	5.63%, 12/15/2008	1,995
	Wellpoint, Inc.
500	4.25%, 12/15/2009	494
525	5.00%, 01/15/2011	519
	Wells Fargo & Co.
2,673	7.55%, 06/21/2010	2,811
	Zion Bancorp
1,000	2.90%, 09/15/2008 Δ	998

		50,573

	Health Care — 2.6%
	Cardinal Health, Inc.
2,000	3.05%, 10/02/2009 Δ	1,968
	CVS Caremark Corp.
2,685	2.98%, 06/01/2010 Δ	2,628
	Wyeth
1,000	6.95%, 03/15/2011	1,056

		5,652

	Services — 2.7%
	Comcast Corp.
1,490	3.09%, 07/14/2009 Δ	1,473
	Time Warner, Inc.
2,520	2.91%, 11/13/2009 Δ	2,462
	Walt Disney Co.
1,120	2.86%, 07/16/2010 Δ	1,116
	Waste Management, Inc.
1,000	6.88%, 05/15/2009	1,018

		6,069

	Technology — 4.1%
	AT&T, Inc.
684	4.13%, 09/15/2009	686
1,000	5.88%, 02/01/2012	1,027
	Deutsche Telekom International Finance B.V.
1,000	2.98%, 03/23/2009 Δ	994
	Embarq Corp.
1,000	6.74%, 06/01/2013	963
	Hewlett-Packard Co.
986	4.50%, 03/01/2013	977
	Lockheed Martin Corp.
1,500	8.20%, 12/01/2009	1,579
	Oracle Corp.
1,000	5.00%, 01/15/2011	1,022
	Telecom Italia Capital
750	4.00%, 01/15/2010	739
	Vodafone Group plc
1,000	7.75%, 02/15/2010	1,045

		9,032

	Transportation — 2.0%
	Canadian National Railway Co.
1,379	4.25%, 08/01/2009	1,387
	Norfolk Southern Corp.
1,500	6.20%, 04/15/2009	1,521
365	8.63%, 05/15/2010	390
	Union Pacific Corp.
500	6.65%, 01/15/2011	515
540	7.38%, 09/15/2009	551

		4,364

134

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)
	Utilities — 0.7%
	Ohio Power Co.
$1,500	2.97%, 04/05/2010 Δ		$1,468

	Total corporate bonds: investment grade (Cost $95,102)		$93,052

U.S. GOVERNMENT AGENCIES — 10.0%
	Federal Home Loan Mortgage Corporation — 5.6%
	Notes:
$5,000	6.00%, 2011		$5,334

	Remic — Pac’s:
6,956	6.00%, 2032		7,074

			12,408

	Federal National Mortgage Association — 3.5%
	Notes:
5,000	3.25%, 2013		4,840

	Remic — Pac’s:
2,963	5.50%, 2014		3,020

			7,860

	Government National Mortgage Association — 0.9%
	Remic — Pac’s:
1,854	6.50%, 2031		1,934

	Total U.S. government agencies (Cost $22,214)		$22,202

U.S. GOVERNMENT SECURITIES — 2.4%
	Other Direct Federal Obligations — 2.4%
	Federal Home Loan Bank:
$5,000	5.38%, 2011		$5,262

	U.S. Treasury Securities — 0.0%
	U.S. Treasury Notes:
75	3.13%, 2013		75

	Total U.S. government securities (Cost $5,370)		$5,337

	Total long-term investments (Cost $196,832)		$188,187

SHORT-TERM INVESTMENTS — 14.2%
	Finance — 6.0%
	BNP Paribas Finance
$2,500	2.15%, 08/01/2008		$2,500
	Rabobank USA
2,500	2.16%, 08/01/2008		2,500
	Societe Generale Class A
2,000	2.35%, 08/06/2008		1,999
	Societe Generale NA
2,500	2.09%, 08/01/2008		2,500
	Svenska Handelsbanken Ab
1,250	2.40%, 08/04/2008		1,249
	Swedbank
2,500	2.43%, 08/06/2008		2,499

			13,247
	Repurchase Agreements — 7.3%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $5,402, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $5,555)
5,401	2.05% dated 07/31/2008		5,401
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $5,402, collateralized by U.S. Treasury Note 4.25%, 2014, value of $5,553)
5,401	2.00% dated 07/31/2008		5,401
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $5,352, collateralized by U.S. Treasury Bond 5.25% - 7.13%, 2023 - 2029, value of $5,468)
5,352	2.03% dated 07/31/2008		5,352

			16,154

	Utilities — 0.9%
	Virginia Electric & Power Co.
2,000	2.87%, 08/07/2008		1,999

	Total short-term investments (Cost $31,400)		$31,400

	Total investments (Cost $228,232) ▲	99.2%	$219,587
	Other assets and liabilities	0.8%	1,753

	Total net assets	100.0%	$221,340

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.56% of total net assets at July 31, 2008.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $228,239 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,457
Unrealized Depreciation	(10,109)

Net Unrealized Depreciation	$(8,652)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $2,975, which represents 1.34% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $8,868, which represents 4.01% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2008.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

135

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/ Par	Security	Cost Basis
06/2005	1,500	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	$1,500
12/2004	400	Bayview Commercial Asset Trust, 3.46%, 01/25/2035 - 144A	400
05/2007	6,159	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	878
12/2006	11,650	Bayview Commercial Asset Trust, 7.18%, 01/25/2037 - 144A	1,254
08/2007	10,450	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	1,437
11/2006	1,110	Bayview Financial Acquisition Trust, 4.91%, 02/25/2033 - 144A	1,080
11/2006	2,000	Bayview Financial Acquisition Trust, 5.64%, 11/28/2036	2,000
08/2006	689	Bear Stearns Asset Backed Securities, Inc., 5.16%, 09/25/2033	676
12/2004	21,142	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	443
03/2005 - 08/2007	53,002	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	475
12/2005	106,545	Bear Stearns Commercial Mortgage Securities, Inc., 6.25%, 12/11/2040-144A	418
02/2006	800	Capital Automotive Receivables Asset Trust, 5.55%, 01/18/2011	800
08/2006	200	Capital Automotive Receivables Asset Trust, 5.77%, 05/20/2010 - 144A	200
08/2006	225	Capital Automotive Receivables Asset Trust, 6.15%, 04/20/2011 - 144A	225
09/2007	1,000	Capital One Prime Automotive Receivables Trust, 5.68%, 06/16/2014	1,000
09/2007	1,000	Carmax Automotive Owner Trust, 6.12%, 07/15/2013	1,000
04/2006 - 11/2007	40,567	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 — 06/25/2038 - 144A	1,473
11/2006 - 08/2007	10,683	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	998
09/2005	750	CNH Equipment Trust, 4.93%, 12/17/2012	748
03/2004 - 08/2006	2,899	Commercial Mortgage Pass-Through Certificates, 3.59%, 03/10/2039 - 144A	50
08/2004 - 08/2006	12,743	CS First Boston Mortgage Securities Corp., 4.17%, 07/15/2036 - 144A	163
07/2004	31	Equity One ABS, Inc., 4.96%, 07/25/2034	31
08/2006	500	Ford Credit Automotive Owner Trust, 5.68%, 06/15/2012	500
04/2004	7,920	GE Capital Commercial Mortgage Corp., 3.76%, 03/10/2040 - 144A	99
08/2005	163	Goldman Sachs Automotive Loan Trust, 4.98%, 11/15/2013	163
07/2004	18,649	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 - 144A	127
03/2006 - 06/2008	34	Hasco NIM Trust, 6.25%, 12/26/2035 - 144A	34
03/2007	400	Home Equity Asset Trust, 4.89%, 07/25/2037	389
03/2006	1,183	JP Morgan Chase Commercial Mortgage Security Corp., 3.21%, 02/15/2020 - 144A	1,182
03/2005	12,714	JP Morgan Chase Commercial Mortgage Security Corp., 4.65%, 10/15/2037 - 144A	162
03/2005	35,230	JP Morgan Chase Commercial Mortgage Security Corp., 4.82%, 08/12/2037	80
12/2006 - 08/2007	16,949	LaSalle Commercial Mortgage Securities, 6.20%, 09/20/2043 - 144A	604
03/2003 1,533		LB-UBS Commercial Mortgage Trust, 4.25%, 12/15/2036 - 144A	18
09/2006 - 07/2007	1,014	Lehman Brothers Small Balance Commercial, 6.77%, 09/27/2036 - 144A	1,013
03/2006	180	Long Beach Asset Holdings Corp., 5.78%, 04/25/2046 - 144A	180
08/2005 - 12/2006	233	Marlin Leasing Receivables LLC, 5.09%, 08/15/2012 - 144A	233
09/2006	343	Marlin Leasing Receivables LLC, 5.63%, 09/16/2013 - 144A	343
09/2004	16,347	Merrill Lynch Mortgage Trust, 3.81%, 08/12/2039 - 144A	333
11/2004 - 08/2006	17,382	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	389
03/2005	26,245	Merrill Lynch Mortgage Trust, 4.67%, 09/12/2042	187
04/2007	15	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	15
10/2006 - 11/2006	1,000	North Street Referenced Linked Notes, 3.50%, 07/30/2010 - 144A	966
11/2006	500	North Street Referenced Linked Notes, 3.85%, 07/30/2010 - 144A	457
11/2006	1,500	Ocwen Advance Receivables Backed Notes, 5.34%, 11/24/2015 - 144A	1,500
08/2007	675	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	481

136

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Period
Acquired	Shares/ Par	Security	Cost Basis
03/2007	405	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037	$351
03/2007	108	Renaissance Home Equity Loan Trust, 9.79%, 04/25/2037 - 144A	108
06/2005	277	Structured Asset Investment Loan Trust, 5.09%, 11/25/2033	281
03/2007	850	Structured Asset Securities Corp., 4.96%, 01/25/2037 — 02/25/2037 - 144A	838
08/2006	1,000	USAA Automotive Owner Trust, 5.66%, 03/15/2013	1,000
09/2006	1,700	Wachovia Automotive Loan Owner Trust, 5.42%, 04/21/2014 - 144A	1,700
10/2006	1,000	Wachovia Automotive Loan Owner Trust, 5.54%, 12/20/2012 - 144A	1,000
02/2004	5,390	Wachovia Bank Commercial Mortgage Trust, 3.65%, 02/15/2041 - 144A	87
11/2006	1,500	Washington Mutual Master Note Trust, 2.84%, 10/15/2013 - 144A	1,500
11/2006	17,463	Washington Mutual, Inc., 7.00%, 11/23/2043 - 144A	806
07/2005 - 09/2007	1,091	WFS Financial Owner Trust, 4.76%, 05/17/2013	1,088

The aggregate value of these securities at July 31, 2008 was $31,372 which represents 14.17% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

137

The Hartford Small Company Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.1%
	Basic Materials — 9.4%
32	Cabot Microelectronics Corp. ● ▼	$1,246
100	Carbo Ceramics, Inc. ▼	5,476
23	Compass Minerals Group, Inc.	1,727
20	Curtis-Wright Corp.	1,037
22	Drew Industries ● ▼	329
92	FMC Corp.	6,873
66	Foundation Coal Holdings, Inc.	3,909
20	Graham Corp. ▼	1,799
59	Hercules, Inc.	1,173
99	International Coal Group, Inc. ● ▼	1,034
15	James River Coal Co. ●	646
186	Jarden Corp. ●	4,477
769	Kingboard Chemical Holdings Ltd.	3,652
63	Lupatech S.A. ●	2,380
18	Matthews International Corp. Class A ▼	880
16	Newmarket Corp.	960
176	OfficeMax, Inc.	2,242
22	Patriot Coal, Corp. ●	2,750
92	Rexam plc	691
96	Snap-On, Inc. ▼	5,387
397	Solutia, Inc. ● ▼	6,060
67	Terra Industries, Inc. ▼	3,644
163	Titan International, Inc. ▼	7,566
49	Tupperware Brands Corp. ▼	1,924
30	W.R. Grace & Co. ●	763

		68,625

	Capital Goods — 6.3%
23	Aaon, Inc. ▼	442
45	Actuant Corp. Class A	1,384
44	Bally Technologies, Inc. ● ▼	1,383
27	Chart Industries, Inc. ●	1,408
29	Cohu, Inc. ▼	469
107	Colfax Corp. ●	2,906
31	Columbus McKinnon Corp. ●	788
51	Daktronics, Inc. ▼	904
104	Dril-Quip, Inc. ● ▼	5,609
125	Entegris, Inc. ●	792
50	Flotek Industries, Inc. ● ▼	913
27	Flowserve Corp.	3,551
47	Hexcel Corp. ●	890
27	II-VI, Inc. ● ▼	1,054
9	Lindsay Corp. ▼	867
13	Lufkin Industries, Inc. ▼	1,167
65	Manitowoc Co., Inc.	1,705
217	Marvel Entertainment, Inc. ● ▼	7,546
16	NATCO Group, Inc. ● ▼	770
19	Natural Gas Services Group ●	481
14	Nordson Corp. ▼	984
48	Orbital Sciences Corp. ●	1,205
18	Robbins & Myers, Inc.	917
14	T-3 Energy Services, Inc. ●	956
75	Tessera Technologies, Inc. ● ▼	1,300
59	TransDigm Group, Inc. ● ▼	2,158
52	WMS Industries, Inc. ● ▼	1,465
38	Woodward Governor Co. ▼	1,720

		45,734

	Consumer Cyclical — 10.2%
166	Advance Automotive Parts, Inc.	6,805
61	Aeropostale, Inc. ● ▼	1,963
31	Applied Industrial Technologies, Inc.	815
453	Ariba, Inc. ● ▼	7,440
398	Asics Corp.	3,705
161	Big Lots, Inc. ● ▼	4,900
183	BJ’s Wholesale Club, Inc. ●	6,861
24	The Buckle, Inc. ▼	1,246
30	Cash America International, Inc. ▼	1,261
23	CEC Entertainment, Inc. ● ▼	788
71	Cheesecake Factory, Inc. ● ▼	993
17	Deckers Outdoor Corp. ●	1,887
160	Dick’s Sporting Goods, Inc. ● ▼	2,810
42	Dufry Group	2,973
44	EMCOR Group, Inc. ●	1,324
22	ESCO Technologies, Inc. ● ▼	906
45	The Finish Line, Inc. ▼	486
23	Fuel Systems Solutions, Inc. ●	871
58	Global Sources Ltd. ● ▼	796
25	Gymboree Corp. ●	939
47	J. Crew Group, Inc. ● ▼	1,355
27	Lululemon Athletica, Inc. ● ▼	605
33	McGrath RentCorp ▼	957
87	Nutri/System, Inc. ▼	1,489
192	Owens & Minor, Inc. ▼	8,858
39	Perini Corp. ● ▼	1,071
78	PSS World Medical, Inc. ● ▼	1,310
26	Sotheby’s Holdings ▼	707
44	True Religion Apparel, Inc. ● ▼	1,140
69	Tween Brands, Inc. ●	945
54	VistaPrint Ltd. ● ▼	1,386
49	Warnaco Group, Inc. ● ▼	2,069
34	Wolverine World Wide, Inc.	895
123	Zumiez, Inc. ● ▼	1,822

		74,378

	Consumer Staples — 2.2%
127	Agfeed Industries, Inc. ● ▼	1,789
7	Boston Beer Co., Inc. Class A ● ▼	305
38	Cal-Maine Foods, Inc. ▼	1,446
31	Chattem, Inc. ● ▼	1,969
52	Darling International, Inc. ● ▼	838
56	Flowers Foods, Inc. ▼	1,683
28	Lancaster Colony Corp. ▼	914
76	Pilgrim’s Pride Corp. ▼	926
42	Quaker Chemical Corp.	1,267
72	Ralcorp Holdings, Inc. ● ▼	3,914
63	Vector Group Ltd. ▼	1,132

		16,183

	Energy — 6.4%
29	Arena Resources, Inc. ●	1,203
83	Berry Petroleum Co. ▼	3,594
21	Bill Barrett Corp. ● ▼	884
15	Bois d’Arc Energy, Inc. ●	338
28	BPZ Resources, Inc. ● ▼	497
19	Carrizo Oil & Gas, Inc. ● ▼	975
9	Clayton Williams Energy, Inc. ●	805
32	Comstock Resources, Inc. ●	1,966
52	Concho Resources, Inc. ●	1,712
19	Contango Oil & Gas Co. ● ▼	1,590
21	Crosstex Energy, Inc. ▼	688

138

The Hartford Small Company Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Energy (continued)
13	Dawson Geophysical Co. ● ▼	$885
729	Dockwise Ltd. ●	2,537
38	Encore Acquisition Co. ●	2,356
43	Exco Resources, Inc. ● ▼	1,125
62	Forest Oil Corp. ●	3,538
15	Goodrich Petroleum Corp. ● ▼	706
327	Gran Tierra Energy Corp. ● ▼	1,658
197	Grey Wolf, Inc. ● ▼	1,685
89	Headwaters, Inc. ● ▼	1,167
34	Matrix Service Co. ●	763
59	McMoRan Exploration Co. ● ▼	1,595
61	Penn Virginia Corp. ▼	3,681
29	PetroQuest Energy, Inc. ●	611
17	RPC, Inc. ▼	289
69	St. Mary Land & Exploration Co.	2,936
168	Vaalco Energy, Inc. ● ▼	1,102
213	Warren Resources, Inc. ● ▼	2,481
24	W-H Energy Services ● ▼	2,233
23	Willbros Group, Inc. ●	872

		46,472

	Finance — 6.6%
96	Allied World Assurance Holdings Ltd.	4,010
66	Boston Private Financial Holdings, Inc. ▼	514
50	Centene Corp. ●	1,126
68	Comerica, Inc.	1,960
17	Equity Lifestyle Properties, Inc.	793
30	FCStone Group, Inc. ● ▼	571
118	GFI Group, Inc. ▼	1,192
16	Greenhill & Co., Inc. ▼	975
59	Health Net, Inc. ●	1,645
37	HealthExtras, Inc. ●	1,100
91	Inland Real Estate Corp.	1,363
58	Interactive Brokers Group ● ▼	1,616
42	International Bancshares Corp.	1,025
62	Knight Capital Group, Inc. ●	1,012
444	Liberty Acquisition Holdings Corp. ● ▼	4,423
12	MB Financial, Inc. ▼	294
28	Mercadolibre, Inc. ● ▼	1,004
78	MSCI, Inc. ●	2,312
223	Net 1 UEPS Technologies, Inc. ●	5,260
61	optionsXpress Holdings, Inc. ▼	1,504
68	ProAssurance Corp. ● ▼	3,319
50	Riskmetrics Group, Inc. ● ▼	898
52	Signature Bank ●	1,520
191	Solera Holdings, Inc. ●	5,561
107	Sunstone Hotel Investors, Inc. ▼	1,382
30	Webster Financial Corp.	604
26	World Acceptance Corp. ● ▼	862

		47,845

	Health Care — 16.6%
26	Acorda Therapeutics, Inc. ●	849
56	Alexion Pharmaceuticals, Inc. ● ▼	5,220
246	Alkermes, Inc. ● ▼	3,878
80	Alliance Imaging, Inc. ●	761
14	Almost Family, Inc. ●	453
33	Alnylam Pharmaceuticals, Inc. ● ▼	1,155
38	Alpharma, Inc. Class A ● ▼	864
159	American Oriental Bioengineering, Inc. ● ▼	1,505
49	Angiodynamics, Inc. ●	781
158	Arena Pharmaceuticals, Inc. ● ▼	1,068
46	ArthroCare Corp. ● ▼	972
97	Assisted Living Concepts I-A ●	556
101	Auxilium Pharmaceuticals, Inc. ● ▼	3,728
212	Celera Corp. ●	2,889
60	Charles River Laboratories International, Inc. ● ▼	4,014
84	Cougar Biotechnology, Inc. ● ▼	2,827
132	Cubist Pharmaceuticals, Inc. ● ▼	2,991
150	Enzon, Inc. ● ▼	1,227
63	eResearch Technology, Inc. ● ▼	911
12	Haemonetics Corp. ●	691
400	HealthSouth Corp. ● ▼	6,572
35	Healthways, Inc. ● ▼	882
243	Human Genome Sciences, Inc. ●	1,610
69	Icon plc ADR ●	5,511
32	ImClone Systems, Inc. ●	2,059
55	Immucor, Inc. ● ▼	1,670
32	Integra LifeSciences Holdings Corp. ● ▼	1,462
62	Invacare Corp. ▼	1,447
141	Isis Pharmaceuticals, Inc. ● ▼	2,419
32	Kendle International, Inc. ● ▼	1,313
42	KV Pharmaceutical Co. ● ▼	859
16	Landauer, Inc. ▼	1,019
48	Martek Biosciences Corp. ● ▼	1,818
41	Masimo Corp. ●	1,562
170	Medicines Co. ● ▼	3,769
73	Medicis Pharmaceutical Corp. Class A ▼	1,345
51	Meridian Bioscience, Inc. ▼	1,319
61	Merit Medical Systems, Inc. ● ▼	1,226
69	Mindray Medical International Ltd. ▼	2,751
28	Myriad Genetics, Inc. ● ▼	1,864
102	Obagi Medical Products, Inc. ●	972
90	Onyx Pharmaceuticals, Inc. ● ▼	3,657
41	OSI Pharmaceuticals, Inc. ● ▼	2,135
98	PDL Biopharma, Inc.	1,095
85	Perrigo Co. ▼	2,991
150	Pharmaceutical Product Development, Inc.	5,731
58	PharmaNet Development Group, Inc. ●	1,389
73	Pozen, Inc. ● ▼	893
118	Psychiatric Solutions, Inc. ● ▼	4,140
59	Quidel Corp. ● ▼	1,204
52	Sciele Pharma, Inc. ▼	968
99	Sepracor, Inc. ● ▼	1,731
267	SSL International plc	2,209
65	STERIS Corp.	2,225
41	Thoratec Corp. ● ▼	762
20	United Therapeutics Corp. ●	2,231
65	Valeant Pharmaceuticals International ● ▼	1,113
10	Vital Signs, Inc.	719
172	VIVUS, Inc. ● ▼	1,448
213	Volcano Corp. ●	3,232

		120,662

139

The Hartford Small Company Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)
	Services — 12.4%
20	Advisory Board Co. ● ▼	$755
204	Aecom Technology Corp. ●	5,819
140	American Ecology Corp. ▼	4,398
266	Atheros Communications, Inc. ● ▼	8,251
98	CACI International, Inc. Class A ● ▼	4,419
35	CDI Corp. ▼	722
18	Clean Harbors, Inc. ● ▼	1,435
87	Corinthian Colleges, Inc. ● ▼	1,377
18	Corvel ● ▼	595
41	Digital River, Inc. ● ▼	1,617
77	Eclipsys Corp. ●	1,707
78	Factset Research Systems, Inc. ▼	4,481
137	Focus Media Holding Ltd. ADR ● ▼	4,072
198	Foundry Networks, Inc. ● ▼	3,446
52	Gartner, Inc. Class A ● ▼	1,265
94	Hub Group, Inc. ●	3,660
44	ITT Educational Services, Inc. ●	3,856
92	Jack Henry & Associates, Inc. ▼	1,992
49	JDA Software Group, Inc. ●	833
76	Loopnet, Inc. ● ▼	867
28	Manhattan Associates, Inc. ●	682
19	Mantech International Corp. Class A ● ▼	1,053
56	Metalico, Inc. ● ▼	866
69	Micros Systems ● ▼	2,200
20	Monotype Imaging Holdings, Inc. ●	261
41	Navigant Consulting, Inc. ●	765
133	Nice Systems Ltd. ●	3,917
114	Parametric Technology Corp. ● ▼	2,211
28	Plexus Corp. ● ▼	799
70	Premiere Global Services, Inc. ●	1,061
36	Resources Connection, Inc. ▼	843
114	Riverbed Technology, Inc. ● ▼	1,814
208	Sykes Enterprises, Inc. ●	3,673
180	Tetra Tech, Inc. ● ▼	5,168
52	Tyler Corp. ● ▼	830
220	Valassis Communications, Inc. ●	1,942
137	Waste Connections, Inc. ● ▼	5,014
28	Watson Wyatt Worldwide, Inc. ▼	1,616

		90,282

	Technology — 21.8%
47	ACI Worldwide, Inc. ● ▼	927
50	Activision Blizzard, Inc. ●	1,790
46	Acuity Brands, Inc. ▼	1,869
38	ADTRAN, Inc. ▼	852
47	Advent Software, Inc. ● ▼	2,059
58	American Medical Systems Holdings ● ▼	962
168	Amkor Technology, Inc. ●	1,468
30	Ansoft Corp. ●	1,065
120	Ansys, Inc. ●	5,506
15	Arbitron, Inc.	724
263	Art Technology Group, Inc. ● ▼	967
55	Blackbaud, Inc. ▼	980
24	Blackboard, Inc. ● ▼	972
68	Blue Coat Systems, Inc. ● ▼	989
85	Cavium Networks, Inc. ● ▼	1,362
193	Cellcom Israel Ltd.	6,383
147	Centennial Cellular Corp. Class A ●	1,183
44	Cognex Corp. ▼	829
56	CommScope, Inc. ● ▼	2,514
95	comScore, Inc. ●	1,806
96	Concur Technologies, Inc. ● ▼	3,953
26	CoStar Group, Inc. ● ▼	1,276
56	Ctrip.Com International Ltd.	2,521
85	Cubic Corp.	2,258
53	Cyberonics, Inc. ●	1,454
88	CyberSource Corp. ●	1,554
28	Dionex Corp. ●	1,959
86	Earthlink, Inc. ● ▼	774
19	Energy Conversion Devices, Inc. ● ▼	1,329
59	Equinix, Inc. ● ▼	4,786
31	Esterline Technologies Corp. ●	1,526
76	Evergreen Solar, Inc. ●	711
143	FLIR Systems, Inc. ● ▼	5,839
50	Fossil, Inc. ● ▼	1,330
70	GrafTech International Ltd. ●	1,639
19	Hittite Microwave Corp. ● ▼	610
145	Informatica Corp. ●	2,345
100	Infospace, Inc.	946
193	Interactive Data Corp. ▼	5,574
73	Interdigital, Inc. ● ▼	1,690
53	ION Geophysical Corp. ●	853
33	Itron, Inc. ●	3,054
50	j2 Global Communications, Inc. ● ▼	1,193
129	Lawson Software, Inc. ●	1,043
90	McAfee, Inc. ●	2,951
78	Micrel, Inc. ▼	744
221	Microsemi Corp. ● ▼	5,727
30	Multi-Fineline Electronix, Inc. ● ▼	788
155	Netease.com, Inc. ●	3,526
67	Netflix, Inc. ● ▼	2,064
52	Omniture, Inc. ●	900
785	ON Semiconductor Corp. ● ▼	7,371
34	Phoenix Technologies Ltd. ●	413
227	PMC — Sierra, Inc. ● ▼	1,646
64	Polycom, Inc. ● ▼	1,505
33	Progress Software Corp. ● ▼	969
38	Rackable Systems, Inc. ●	483
320	Red Hat, Inc. ● ▼	6,849
67	RightNow Technologies, Inc. ●	1,073
53	S1 Corp. ● ▼	427
64	Semtech Corp. ● ▼	937
261	Silicon Image, Inc. ● ▼	1,832
33	Sirona Dental Systems, Inc. ● ▼	824
424	Skyworks Solutions, Inc. ● ▼	4,011
268	Sonus Networks, Inc. ● ▼	974
37	SPSS, Inc. ● ▼	1,218
137	Switch & Data Facilities Co. ●	2,301
79	Sybase, Inc. ●	2,642
76	Syniverse Holdings, Inc. ●	1,230
30	Take-Two Interactive Software, Inc. ●	675
87	Teledyne Technologies, Inc. ● ▼	5,518
92	TradeStation Group, Inc. ● ▼	993
155	Trizetto Group, Inc. ● ▼	3,383
63	TTM Technologies, Inc. ● ▼	703
65	TW Telecom, Inc. ● ▼	1,031

140

The Hartford Small Company Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

Technology (continued)
45	Ultratech Stepper, Inc. ●	$668
102	Valueclick, Inc. ● ▼	1,212
19	Varian, Inc. ● ▼	957
36	Vocus, Inc. ●	1,292
44	Volterra Semiconductor Corp. ●	718
71	Websense, Inc. ● ▼	1,484
92	Wind River Systems, Inc. ● ▼	1,084

		158,547

	Transportation — 4.0%
23	Forward Air Corp.	853
15	Genco Shipping & Trading Ltd.	1,002
48	Hawaiian Holdings, Inc. ●	420
131	J.B. Hunt Transport Services, Inc. ▼	4,840
119	Kansas City Southern ● ▼	6,565
47	Knight Transportation, Inc. ▼	881
79	Landstar System, Inc. ▼	3,976
34	Polaris Industries, Inc. ▼	1,450
26	TBS International Ltd. Class A ●	954
217	UAL Corp. ▼	1,805
149	UTI Worldwide, Inc.	2,716
24	Wabtec Corp.	1,306
109	Werner Enterprises, Inc.	2,584

		29,352

	Utilities — 0.2%
31	ITC Holdings Corp. ▼	1,611

	Total common stock (Cost $692,246)	$699,691

EXCHANGE TRADED FUNDS — 0.3%
	Other Investment Pools and Funds — 0.3%
32	iShares Russell 2000 Growth Index Fund ▼	$2,513

	Total exchange traded funds (Cost $2,567)	$2,513

	Total long-term investments (Cost $694,813)	$702,204

Principal
Amount
SHORT-TERM INVESTMENTS — 38.3%
	Repurchase Agreements — 1.9%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $7, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $7)
$7	2.03% dated 07/31/2008	$7
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $244, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $249)
244	2.21% dated 07/31/2008	244
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,427, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $3,524)
3,426	2.05% dated 07/31/2008	3,426
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,527, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $1,557)
1,527	2.20% dated 07/31/2008	1,527

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $250, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $255)

250	2.20% dated 07/31/2008	250
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $1,415, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $1,443)
1,415	2.19% dated 07/31/2008	1,415
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,427, collateralized by U.S. Treasury Note 4.25%, 2014, value of $3,523)
3,426	2.00% dated 07/31/2008	3,426
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $3,395, collateralized by U.S. Treasury Bond 5.25% - 7.13%, 2023 - 2029, value of $3,469)
3,395	2.03% dated 07/31/2008	3,395
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $49, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $50)
49	2.16% dated 07/31/2008	49

		13,739

Shares
Securities Purchased with Proceeds from Security Lending — 36.2%
Cash Collateral Reinvestment Fund:
263,296	Goldman Sachs FS Prime Obligation/Institutional Fund	263,296

Principal
Amount
	U.S. Treasury Bills — 0.2%
$1,750	1.99%, 09/11/2008 ○ □		$1,746
	Total short-term investments (Cost $278,781)		$278,781
	Total investments (Cost $973,594) ▲	134.7%	$980,985
	Other assets and liabilities	(34.7)%	(252,820)

	Total net assets	100.0%	$728,165

   141

The Hartford Small Company Fond
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.83% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $976,261 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$50,577
Unrealized Depreciation	(45,853)

Net Unrealized Appreciation	$4,724

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008.
Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of	Expiration		Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	154	Long	Sep 2008	$346

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$454	$453	08/01/08	$(1)
British Pound (Sell)	733	733	08/04/08	—
British Pound (Sell)	1,118	1,118	08/05/08	—

				$(1)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
   142

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.9%
	Basic Materials — 4.9%
45	Aventine Renewable Energy Holdings, Inc. ● ▼	$303
6	Cabot Microelectronics Corp. ● ▼	230
3	Carbo Ceramics, Inc.	175
19	Century Aluminum Co. ● ▼	1,129
46	Ceradyne, Inc. ● ▼	2,151
4	CF Industries Holdings, Inc.	621
6	Cleveland-Cliffs, Inc.	618
4	Compass Minerals Group, Inc.	325
4	Curtis-Wright Corp. ▼	211
4	Drew Industries ● ▼	64
14	Graham Corp. ▼	1,210
11	Hercules, Inc.	225
18	International Coal Group, Inc. ● ▼	193
3	James River Coal Co. ●	130
17	Massey Energy Co.	1,262
3	Matthews International Corp. Class A	169
3	Newmarket Corp.	180
34	Sun Hydraulics Corp. ▼	1,382
26	Terra Industries, Inc.	1,377
6	Titan International, Inc. ▼	257
36	Tupperware Brands Corp. ▼	1,410
39	W.R. Grace & Co. ●	992

		14,614

	Capital Goods — 8.0%
4	Aaon, Inc.	82
46	Actuant Corp. Class A	1,393
13	Axsys Technologies, Inc. ●	947
8	Bally Technologies, Inc. ● ▼	247
23	Bucyrus International, Inc.	1,582
5	Chart Industries, Inc. ●	286
6	Cohu, Inc. ▼	95
20	Colfax Corp. ●	541
25	Columbus McKinnon Corp. ●	641
10	Daktronics, Inc. ▼	173
5	Dril-Quip, Inc. ● ▼	277
25	Entegris, Inc. ●	160
11	Flotek Industries, Inc. ● ▼	196
31	Graco, Inc. ▼	1,130
8	Hexcel Corp. ●	151
6	II-VI, Inc. ●	217
80	Jakks Pacific, Inc. ● ▼	1,754
30	Lennox International, Inc. ▼	1,082
2	Lindsay Corp. ▼	175
3	Lufkin Industries, Inc. ▼	243
8	Marvel Entertainment, Inc. ●	274
69	MKS Instruments, Inc. ● ▼	1,430
3	NATCO Group, Inc. ● ▼	150
4	Natural Gas Services Group ●	91
21	Nordson Corp. ▼	1,494
10	Orbital Sciences Corp. ●	246
59	Robbins & Myers, Inc. ▼	3,024
73	Steelcase, Inc. ▼	730
3	T-3 Energy Services, Inc. ●	178
14	Tessera Technologies, Inc. ● ▼	237
11	TransDigm Group, Inc. ● ▼	406
24	Varian Semiconductor Equipment Associates, Inc. ● ▼	701
120	WMS Industries, Inc. ●	3,395
7	Woodward Governor Co. ▼	337

		24,065

	Consumer Cyclical — 8.8%
94	Aeropostale, Inc. ● ▼	3,031
65	Applied Industrial Technologies, Inc. ▼	1,731
13	Ariba, Inc. ●	216
47	BJ’s Wholesale Club, Inc. ●	1,779
40	Brown Shoe Co., Inc. ▼	641
5	The Buckle, Inc.	239
6	Cash America International, Inc. ▼	270
20	CEC Entertainment, Inc. ● ▼	697
29	Charlotte Russe Holding, Inc. ● ▼	372
13	Cheesecake Factory, Inc. ● ▼	177
29	Chindex International, Inc. ●	456
13	Deckers Outdoor Corp. ● ▼	1,475
8	EMCOR Group, Inc. ●	247
4	ESCO Technologies, Inc. ● ▼	150
9	The Finish Line, Inc. ▼	102
4	Fuel Systems Solutions, Inc. ●	162
9	Global Sources Ltd. ●	123
5	Gymboree Corp. ●	191
35	Hill-Rom Holdings, Inc. ▼	991
85	Hot Topic, Inc. ●	533
47	Ingram Micro, Inc. ●	872
9	J. Crew Group, Inc. ● ▼	249
5	Lululemon Athletica, Inc. ●	113
6	McGrath RentCorp ▼	181
15	Nutri/System, Inc. ▼	265
114	Owens & Minor, Inc. ▼	5,231
31	Perini Corp. ●	830
16	PSS World Medical, Inc. ● ▼	265
65	Skechers U.S.A., Inc. Class A ● ▼	1,222
5	Sotheby’s Holdings ▼	144
194	Source Information Management Co. ● ▼	330
32	Tenneco Automotive, Inc. ● ▼	454
7	True Religion Apparel, Inc. ● ▼	194
12	Tween Brands, Inc. ●	168
9	VistaPrint Ltd. ● ▼	238
13	Walter Industries	1,395
9	Warnaco Group, Inc. ●	386
7	Wolverine World Wide, Inc. ▼	182
10	Zumiez, Inc. ● ▼	143

		26,445

	Consumer Staples — 1.6%
24	Agfeed Industries, Inc. ● ▼	335
1	Boston Beer Co., Inc. Class A ● ▼	57
7	Cal-Maine Foods, Inc. ▼	253
6	Chattem, Inc. ● ▼	368
86	Darling International, Inc. ●	1,378
38	Flowers Foods, Inc.	1,149
6	Lancaster Colony Corp.	192
13	Pilgrim’s Pride Corp. ▼	162
3	Ralcorp Holdings, Inc. ● ▼	148
84	Sally Beauty Co., Inc. ● ▼	621
11	Vector Group Ltd. ▼	195

		4,858

143

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)
	Energy — 8.7%
5	Arena Resources, Inc. ●	$222
39	ATP Oil & Gas Corp. ● ▼	1,098
29	Berry Petroleum Co. ▼	1,241
4	Bill Barrett Corp. ● ▼	151
3	Bois d’Arc Energy, Inc. ●	63
5	BPZ Resources, Inc. ●	94
14	Cabot Oil & Gas Corp.	612
4	Carrizo Oil & Gas, Inc. ● ▼	181
2	Clayton Williams Energy, Inc. ●	152
108	Complete Production Services, Inc. ● ▼	3,423
39	Comstock Resources, Inc. ●	2,405
10	Concho Resources, Inc. ●	321
4	Contango Oil & Gas Co. ●	307
4	Crosstex Energy, Inc. ▼	138
39	CVR Energy, Inc. ●	613
3	Dawson Geophysical Co. ● ▼	215
64	Delek U.S. Holdings, Inc. ▼	510
8	Exco Resources, Inc. ● ▼	213
57	Frontier Oil Corp. ▼	1,048
3	Goodrich Petroleum Corp. ● ▼	131
61	Gran Tierra Energy Corp. ● ▼	309
37	Grey Wolf, Inc. ● ▼	319
117	Headwaters, Inc. ● ▼	1,529
7	Matrix Service Co. ●	154
38	McMoRan Exploration Co. ● ▼	1,008
5	Penn Virginia Corp. ▼	292
6	PetroQuest Energy, Inc. ● ▼	123
93	Pioneer Drilling Co. ● ▼	1,479
3	RPC, Inc. ▼	54
59	Shengdatech, Inc. ● ▼	579
48	St. Mary Land & Exploration Co.	2,034
25	Swift Energy Co. ● ▼	1,260
33	Trico Marine Services, Inc. ● ▼	845
65	Union Drilling, Inc. ● ▼	1,260
137	Vaalco Energy, Inc. ● ▼	892
11	Warren Resources, Inc. ●	124
5	W-H Energy Services ● ▼	417
4	Willbros Group, Inc. ●	162

		25,978

	Finance — 6.1%
2	Alexander’s, Inc. ● ▼	745
43	Allied World Assurance Holdings Ltd.	1,793
128	Amerisafe, Inc. ●	2,324
112	Anworth Mortgage Asset Corp.	663
10	Centene Corp. ●	215
37	Dollar Financial Corp. ● ▼	712
3	Equity Lifestyle Properties, Inc.	149
23	FCStone Group, Inc. ●	456
20	GFI Group, Inc.	204
3	Greenhill & Co., Inc. ▼	203
7	HealthExtras, Inc. ●	224
17	Inland Real Estate Corp.	260
12	Interactive Brokers Group ●	330
12	Knight Capital Group, Inc. ● ▼	190
5	Mercadolibre, Inc. ● ▼	187
120	MFA Mortgage Investments, Inc. ▼	773
63	Net 1 UEPS Technologies, Inc. ●	1,494
13	optionsXpress Holdings, Inc.	323
9	Riskmetrics Group, Inc. ● ▼	168
10	Signature Bank ● ▼	308
69	Solera Holdings, Inc. ●	2,003
158	Sunstone Hotel Investors, Inc. ▼	2,039
69	Waddell and Reed Financial, Inc. Class A	2,301
5	World Acceptance Corp. ● ▼	164

		18,228

	Health Care — 21.3%
110	Acadia Pharmaceuticals, Inc. ● ▼	328
5	Acorda Therapeutics, Inc. ●	159
3	Alexion Pharmaceuticals, Inc. ● ▼	308
255	Alkermes, Inc. ● ▼	4,023
12	Alliance Imaging, Inc. ●	113
3	Almost Family, Inc. ●	86
7	Alnylam Pharmaceuticals, Inc. ● ▼	259
6	Alpharma, Inc. Class A ● ▼	133
107	American Oriental Bioengineering, Inc. ● ▼	1,009
10	Angiodynamics, Inc. ●	159
207	Arena Pharmaceuticals, Inc. ● ▼	1,401
8	ArthroCare Corp. ● ▼	178
20	Assisted Living Concepts I-A ●	113
3	Auxilium Pharmaceuticals, Inc. ● ▼	116
145	Celera Corp. ●	1,974
12	Cubist Pharmaceuticals, Inc. ●	280
294	CV Therapeutics, Inc. ● ▼	2,755
193	Cytokinetics, Inc. ● ▼	1,020
26	Enzon, Inc. ● ▼	215
13	eResearch Technology, Inc. ● ▼	185
112	Exelixis, Inc. ● ▼	785
2	Haemonetics Corp. ●	139
7	Healthways, Inc. ● ▼	169
170	Human Genome Sciences, Inc. ●	1,130
10	Immucor, Inc. ●	300
142	Incyte Corp. ●	1,318
6	Integra LifeSciences Holdings Corp. ● ▼	274
35	InterMune, Inc. ● ▼	603
156	Invacare Corp. ▼	3,668
26	Isis Pharmaceuticals, Inc. ● ▼	454
38	Kendle International, Inc. ● ▼	1,573
10	KV Pharmaceutical Co. ● ▼	207
3	Landauer, Inc.	171
129	LifePoint Hospitals, Inc. ● ▼	3,690
54	Longs Drug Stores Corp. ▼	2,510
52	Mannatech, Inc. ▼	347
9	Martek Biosciences Corp. ● ▼	337
8	Masimo Corp. ●	290
61	Medicines Co. ● ▼	1,353
13	Medicis Pharmaceutical Corp. Class A ▼	247
9	Meridian Bioscience, Inc. ▼	240
55	Merit Medical Systems, Inc. ●	1,104
5	Myriad Genetics, Inc. ● ▼	361
240	NPS Pharmaceuticals, Inc. ● ▼	1,285
93	Nu Skin Enterprises, Inc. Class A ▼	1,498
67	Obagi Medical Products, Inc. ●	640
34	Onyx Pharmaceuticals, Inc. ●	1,387
8	OSI Pharmaceuticals, Inc. ● ▼	407

144

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Health Care (continued)
20	PDL Biopharma, Inc.	$222
104	Perrigo Co. ▼	3,653
12	PharmaNet Development Group, Inc. ●	284
14	Pozen, Inc. ● ▼	165
32	Progenics Pharmaceuticals, Inc. ● ▼	520
7	Psychiatric Solutions, Inc. ● ▼	234
12	Quidel Corp. ●	239
146	Regeneron Pharmaceuticals, Inc. ● ▼	3,202
128	Rigel Pharmaceuticals, Inc. ● ▼	3,264
118	Salix Pharmaceuticals Ltd. ● ▼	944
10	Sciele Pharma, Inc. ▼	181
39	STERIS Corp.	1,306
66	Symmetry Medical, Inc. ● ▼	1,106
37	Theravance, Inc. ● ▼	591
8	Thoratec Corp. ● ▼	142
4	United Therapeutics Corp. ●	411
13	Valeant Pharmaceuticals International ● ▼	230
15	Vermillion, Inc. ● ▼	26
48	Vertex Pharmaceuticals, Inc. ●	1,639
2	Vital Signs, Inc.	139
35	VIVUS, Inc. ● ▼	294
25	Vnus Medical Technologies ●	513
17	Watson Pharmaceuticals, Inc. ●	489
33	Xenoport, Inc. ● ▼	1,517
127	Zymogenetics, Inc. ● ▼	1,088

		63,700

	Services — 12.9%
4	Advisory Board Co. ●	164
8	Atheros Communications, Inc. ●	239
7	CDI Corp.	146
9	Central European Media Enterprises Ltd. ●	716
3	Clean Harbors, Inc. ● ▼	261
30	Comsys IT Partners, Inc. ●	304
17	Consolidated Graphics, Inc. ●	580
15	Corinthian Colleges, Inc. ● ▼	238
5	Corvel ●	155
27	CPI Corp. ▼	375
49	DeVry, Inc.	2,761
8	Digital River, Inc. ●	306
79	Epicor Software Corp. ●	531
10	Factset Research Systems, Inc.	554
17	Foundry Networks, Inc. ● ▼	292
11	Gartner, Inc. Class A ● ▼	258
73	Healthspring, Inc. ●	1,422
73	Hub Group, Inc. ●	2,833
58	ICF International, Inc. ●	1,095
36	ITT Educational Services, Inc. ● ▼	3,219
16	Jack Henry & Associates, Inc.	346
39	JDA Software Group, Inc. ●	672
14	Loopnet, Inc. ● ▼	159
6	Manhattan Associates, Inc. ● ▼	137
28	Mantech International Corp. Class A ●	1,579
13	MAXIMUS, Inc. ▼	494
11	Metalico, Inc. ● ▼	164
12	Micros Systems ● ▼	389
4	Monotype Imaging Holdings, Inc. ●	46
6	Navigant Consulting, Inc. ●	108
124	Parametric Technology Corp. ● ▼	2,394
36	Plexus Corp. ● ▼	1,021
14	Premiere Global Services, Inc. ●	218
20	Pre-Paid Legal Services, Inc. ●	853
24	Priceline.com, Inc. ● ▼	2,805
36	Radiant Systems, Inc. ●	411
7	Resources Connection, Inc. ▼	157
31	Rick’s Cabaret International, Inc. ● ▼	473
21	Riverbed Technology, Inc. ● ▼	333
158	Sapient Corp. ● ▼	1,021
5	Strayer Education, Inc. ▼	1,024
48	Sykes Enterprises, Inc. ●	849
54	Thinkorswim Group, Inc. ●	430
11	Tyler Corp. ●	177
95	Valassis Communications, Inc. ●	839
7	Waste Connections, Inc. ●	269
82	Watson Wyatt Worldwide, Inc. ▼	4,751

		38,568

	Technology — 23.1%
23	A.O. Smith Corp. ▼	913
10	ACI Worldwide, Inc. ● ▼	188
88	Acuity Brands, Inc. ▼	3,608
8	ADTRAN, Inc. ▼	172
84	Advanced Energy Industries, Inc. ● ▼	1,157
9	Advent Software, Inc. ● ▼	396
12	American Medical Systems Holdings ● ▼	200
34	Amkor Technology, Inc. ●	300
6	Ansoft Corp. ●	216
72	Ansys, Inc. ●	3,303
3	Arbitron, Inc.	146
278	Art Technology Group, Inc. ●	1,019
53	AsiaInfo Holdings, Inc. ●	735
26	Atlantic Tele-Network, Inc. ▼	808
71	Avocent Corp. ●	1,681
31	Belden, Inc. ▼	1,133
73	Benchmark Electronics, Inc. ● ▼	1,063
10	Blackbaud, Inc. ▼	181
5	Blackboard, Inc. ● ▼	196
14	Blue Coat Systems, Inc. ● ▼	197
94	Brocade Communications Systems, Inc. ●	635
96	Bruker Corp. ●	1,323
131	Centennial Cellular Corp. Class A ●	1,054
67	CMGI, Inc. ●	815
8	Cognex Corp.	154
8	Concur Technologies, Inc. ●	314
5	CoStar Group, Inc. ● ▼	259
89	CSG Systems International, Inc. ● ▼	1,579
18	Cubic Corp. ▼	489
19	CyberSource Corp. ●	338
5	Dionex Corp. ●	361
17	Earthlink, Inc. ● ▼	157
18	EMS Technologies, Inc. ●	379
238	Emulex Corp. ● ▼	2,681
3	Energy Conversion Devices, Inc. ● ▼	238
37	Esterline Technologies Corp. ●	1,799

145

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +

COMMON STOCK (continued)

	Technology (continued)
14	Evergreen Solar, Inc. ●	$130
9	Fossil, Inc. ●	240
66	GrafTech International Ltd. ●	1,555
4	Hittite Microwave Corp. ● ▼	125
27	Informatica Corp. ●	439
104	Infospace, Inc.	987
96	Integrated Device Technology, Inc. ●	959
7	Interactive Data Corp.	203
14	Interdigital, Inc. ● ▼	315
10	ION Geophysical Corp. ●	166
72	j2 Global Communications, Inc. ● ▼	1,716
52	Kenexa Corp. ● ▼	968
26	Lawson Software, Inc. ●	212
16	Micrel, Inc. ▼	151
11	Microsemi Corp. ● ▼	285
7	MicroStrategy, Inc. ●	411
42	Multi-Fineline Electronix, Inc. ● ▼	1,113
64	Netflix, Inc. ● ▼	1,978
36	NTELOS Holdings Corp. ▼	858
9	Omniture, Inc. ●	154
46	PeopleSupport, Inc. ●	427
7	Phoenix Technologies Ltd. ●	82
39	PMC — Sierra, Inc. ● ▼	283
12	Polycom, Inc. ● ▼	282
7	Progress Software Corp. ● ▼	198
33	QLogic Corp. ●	629
7	Rackable Systems, Inc. ●	92
15	RightNow Technologies, Inc. ● ▼	236
10	S1 Corp. ●	81
11	Semtech Corp. ●	161
239	Silicon Image, Inc. ● ▼	1,670
7	Sirona Dental Systems, Inc. ● ▼	175
359	Skyworks Solutions, Inc. ● ▼	3,396
25	Sohu.com, Inc. ● ▼	1,910
54	Sonus Networks, Inc. ● ▼	198
41	SPSS, Inc. ● ▼	1,364
67	Sybase, Inc. ● ▼	2,242
14	Syniverse Holdings, Inc. ●	229
40	Take-Two Interactive Software, Inc. ●	907
31	Teledyne Technologies, Inc. ● ▼	1,934
16	TradeStation Group, Inc. ●	175
125	Trident Microsystems, Inc. ● ▼	372
234	TriQuint Semiconductor, Inc. ●	1,320
8	Triumph Group, Inc.	418
80	TTM Technologies, Inc. ● ▼	899
61	TW Telecom, Inc. ● ▼	978
110	Ultra Clean Holdings, Inc. ●	719
8	Ultratech Stepper, Inc. ●	125
113	United Online, Inc. ▼	1,226
53	Valueclick, Inc. ● ▼	631
4	Varian, Inc. ●	217
145	Virgin Mobile USA, Inc. ● ▼	396
130	Vishay Intertechnology, Inc. ●	1,166
6	Vocus, Inc. ● ▼	202
7	Volterra Semiconductor Corp. ●	122
13	Websense, Inc. ●	266
17	Wind River Systems, Inc. ●	204

		69,084
	Transportation — 2.4%
5	Forward Air Corp.	172
3	Genco Shipping & Trading Ltd. ▼	204
9	Hawaiian Holdings, Inc. ●	79
9	Knight Transportation, Inc. ▼	164
61	Landstar System, Inc.	3,065
8	Overseas Shipholding Group, Inc. ▼	622
6	Polaris Industries, Inc. ▼	267
5	TBS International Ltd. Class A ●	179
34	UAL Corp. ▼	285
5	Wabtec Corp.	264
78	Werner Enterprises, Inc. ▼	1,867

		7,168

	Utilities — 0.1%
6	ITC Holdings Corp. ▼	301

	Total common stock (Cost $291,683)	$293,009

Principal
Amount
SHORT-TERM INVESTMENTS — 42.5%
	Repurchase Agreements — 2.0%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $10, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $10)
$10	2.03% dated 07/31/2008	$10
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $355, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $362)
355	2.21% dated 07/31/2008	355
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $297, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $305)
297	2.05% dated 07/31/2008	297
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,224, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $2,269)
2,224	2.20% dated 07/31/2008	2,224

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $365, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $372)

365	2.20% dated 07/31/2008	365
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,061, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $2,102)
2,061	2.19% dated 07/31/2008	2,061

146

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $297, collateralized by U.S. Treasury Note 4.25%, 2014, value of $305)
$297	2.00% dated 07/31/2008	$297
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $294, collateralized by U.S. Treasury Bond 5.25% - 7.13%, 2023 - 2029, value of $301)
294	2.03% dated 07/31/2008	294
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $71, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $72)
71	2.16% dated 07/31/2008	71

		5,974

Shares
Securities Purchased with Proceeds from Security Lending — 40.4%
Cash Collateral Reinvestment Fund:
120,846	Goldman Sachs FS Prime Obligation/Institutional Fund	120,846

Principal
Amount
	U.S. Treasury Bills — 0.1%
$375	1.99%, 09/11/2008 ○ □		$375

	Total short-term investments (Cost $127,195)		$127,195

	Total investments (Cost $418,878) ▲	140.4%	$420,204
	Other assets and liabilities	(40.4)%	(120,818)

	Total net assets	100.0%	$299,386

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.53% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $426,045 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,846
Unrealized Depreciation	(32,687)

Net Unrealized Depreciation	$(5,841)

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008.
Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	15	Long	Sep 2008	$58

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

147

The Hartford Stock Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 100.1%
	Basic Materials — 3.5%
270	Alcoa, Inc.	$9,099
68	ArcelorMittal ADR ▼	5,901
143	Cameco Corp.	5,120
195	International Paper Co.	5,408

		25,528

	Consumer Cyclical — 10.6%
2,495	Buck Holdings L.P. † ● ⌂	2,245
922	Ford Motor Co. ●	4,424
140	Honda Motor Co., Ltd.	4,466
334	Kohl's Corp. ●	14,002
411	Lowe's Co., Inc.	8,350
238	Nordstrom, Inc. ▼	6,826
69	Reliance Industries GDR ■	7,126
332	Safeway, Inc.	8,871
427	Staples, Inc.	9,596
182	Supervalu, Inc.	4,671
104	Wal-Mart Stores, Inc.	6,079

		76,656

	Consumer Staples — 2.8%
1	Japan Tobacco, Inc.	4,876
144	PepsiCo, Inc.	9,611
93	Procter & Gamble Co.	6,076

		20,563

	Energy — 9.7%
44	Canadian Natural Resources Ltd. ADR	3,450
164	Chesapeake Energy Corp.	8,230
40	EnCana Corp.	2,895
222	Exxon Mobil Corp.	17,855
136	Hess Corp.	13,760
238	Marathon Oil Corp.	11,754
264	OAO Gazprom Class S ADR	12,732

		70,676

	Finance — 20.9%
169	American International Group, Inc.	4,413
561	Bank of America Corp.	18,446
254	Capital One Financial Corp. ▼	10,616
336	Citigroup, Inc.	6,282
424	Discover Financial Services, Inc.	6,206
512	Federal National Mortgage Association	5,883
86	Goldman Sachs Group, Inc.	15,846
514	Invesco Ltd.	11,975
53	Julius Baer Holding Ltd.	3,343
328	Lehman Brothers Holdings, Inc. >	5,682
20	M&T Bank Corp. ▼	1,380
1,089	Sovereign Bancorp, Inc. ▼	10,367
90	State Street Corp.	6,455
18	UBS AG ●	341
356	UBS AG ADR ● ▼	6,865
61	UnionBanCal Corp.	3,266
435	UnitedHealth Group, Inc.	12,209
252	Wachovia Corp. ▼	4,349
1,331	Washington Mutual, Inc. ▼	7,095
766	Washington Mutual, Inc. Private
	Placement † ⌂	3,675
251	Western Union Co.	6,943

		151,637

	Health Care — 13.8%
82	Astellas Pharma, Inc.	3,551
74	AstraZeneca plc	3,612
146	Daiichi Sankyo Co., Ltd.	4,344
91	Eisai Co., Ltd.	3,270
381	Elan Corp. plc ADR ●	7,633
243	Eli Lilly & Co.	11,457
214	Medtronic, Inc.	11,306
140	Merck & Co., Inc.	4,606
578	Schering-Plough Corp.	12,182
471	Shionogi & Co., Ltd.	9,222
94	UCB S.A.	3,212
136	Vertex Pharmaceuticals, Inc. ●	4,685
181	Walgreen Co.	6,216
372	Wyeth	15,053

		100,349

	Services — 11.1%
99	Accenture Ltd. Class A	4,126
904	Comcast Corp. Class A	18,645
114	FedEx Corp.	9,004
154	Monster Worldwide, Inc. ●	2,732
3,002	Sirius Satellite Radio, Inc. ● ▼	4,802
918	Time Warner, Inc.	13,144
208	United Parcel Service, Inc. Class B	13,133
234	Viacom, Inc. Class B ●	6,534
228	Waste Management, Inc.	8,117

		80,237

	Technology — 26.0%
140	Akamai Technologies, Inc. ●	3,270
82	Apple, Inc. ●	12,986
445	Applied Materials, Inc.	7,702
810	Cisco Systems, Inc. ●	17,803
192	Electronic Arts, Inc. ●	8,308
567	Flextronics International Ltd. ●	5,063
972	General Electric Co.	27,498
16	Google, Inc. ●	7,722
410	Infineon Technologies AG ●	3,081
686	Intel Corp.	15,229
206	Lam Research Corp. ●	6,789
79	Lockheed Martin Corp.	8,263
616	Maxim Integrated Products, Inc.	12,091
402	MetroPCS Communications, Inc. ● ▼	6,682
788	Microsoft Corp.	20,267
438	NetApp, Inc. ●	11,199
7	Nortel Networks Corp. ● ▼	53
60	Siemens AG ADR	7,331
288	Texas Instruments, Inc.	7,014

		188,351

	Transportation — 1.0%
920	Delta Air Lines, Inc. ●	6,938

	Utilities — 0.7%
150	Suntech Power Holdings Co., Ltd.
	ADR ●	5,012

	Total common stock (Cost $851,406)	$725,947

148

The Hartford Stock Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
WARRANTS — 0.0%
	Finance — 0.0%
96	Washington Mutual, Inc. Private Placement ⌂	$—

	Total warrants (Cost $— )	$—

	Total long-term investments (Cost $851,406)	$725,947

Principal
Amount
SHORT-TERM INVESTMENTS — 7.4%
	Repurchase Agreements — 0.3%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $4, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $4)
$4	2.03% dated 07/31/2008	$4
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $152, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $155)
152	2.21% dated 07/31/2008	152
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $953, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $972)
953	2.20% dated 07/31/2008	953

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $156, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $159)

156	2.20% dated 07/31/2008	156
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $883, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $901)
883	2.19% dated 07/31/2008	883
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $31, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $31)
31	2.16% dated 07/31/2008	31
		2,179

Shares
	Securities Purchased with Proceeds from Security Lending – 7.1%
	Cash Collateral Reinvestment Fund:
51,708	Navigator Prime Portfolio		$51,708

	Total short-term investments (Cost $53,887)		$53,887

	Total investments (Cost $905,293) ▲	107.5%	$779,834
	Other assets and liabilities	(7.5)%	(54,578)

	Total net assets	100.0%	$725,256

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.81% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $916,572 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,370
Unrealized Depreciation	(145,108)

Net Unrealized Depreciation	$(136,738)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $5,920, which represents 0.82% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $7,126, which represents 0.98% of total net assets.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,495	Buck Holdings L.P.	$2,497
04/2008	766	Washington Mutual, Inc. Private Placement	6,700
07/2008	96	Washington Mutual, Inc. Private Placement Warrants	—
The aggregate value of these securities at July 31, 2008 was $5,920 which represents 0.82% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$52,518	$52,092	09/03/08	$(426)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report

149

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 7.9%
	Finance — 7.9%
	Bank of America Credit Card Trust
$500	5.17%, 06/15/2019	$480
	Bayview Commercial Asset Trust
1,270	7.50%, 09/25/2037 ⌂ ►	149
	Bayview Financial Acquisition Trust
250	8.05%, 08/28/2047 ⌂	173
	Bear Stearns Commercial Mortgage Securities, Inc.
600	5.71%, 06/11/2040 ■ Δ	421
	CBA Commercial Small Balance Commercial Mortgage
4,822	7.25%, 07/25/2039 ⌂ ►	463
	Commercial Mortgage Pass-Through Certificates
600	5.79%, 06/10/2046 Δ ‡	551
	Credit-Based Asset Servicing and Securitization
92	2.73%, 05/25/2036 ⌂ Δ	73
	CW Capital Cobalt Ltd.
1,375	5.48%, 04/15/2047 ‡	1,251
	GMAC Mortgage Corp. Loan Trust
555	6.05%, 12/25/2037 Δ ‡	310
	Greenwich Capital Commercial Funding Corp.
300	3.66%, 11/05/2021 ⌂ Δ	267
325	3.86%, 11/05/2021 ⌂ Δ	283
5,000	5.74%, 12/10/2049 Δ	4,615
	GS Mortgage Securities Corp. II Class A4
1,000	5.80%, 08/10/2045 Δ	934
	GS Mortgage Securities Corp. II Class C
500	5.80%, 08/10/2045 Δ	351
	Honda Automotive Receivables Owner Trust
450	5.28%, 01/23/2012	459
	IMPAC Commercial Mortgage Backed Trust
310	3.96%, 02/25/2036 Δ ‡	165
	JP Morgan Chase Commercial Mortgage Security Corp.
920	5.72%, 02/15/2051	843
1,125	5.75%, 02/12/2049 Δ	1,045
500	6.06%, 02/15/2051 Δ	362
1,090	6.07%, 02/12/2051	1,030
105	6.20%, 02/12/2051 ■ Δ	77
	Lehman Brothers Small Balance Commercial
777	5.91%, 06/25/2037 ■ >	769
	MBNA Credit Card Master Note Trust
300	6.80%, 07/15/2014 ‡	293
	Merrill Lynch Mortgage Trust
600	5.24%, 11/12/2037 Δ	505
	Morgan Stanley Capital I
500	5.69%, 04/15/2049 Δ	441
600	5.73%, 04/15/2049 ■ Δ	421
	Renaissance Home Equity Loan Trust, Class M5
100	7.00%, 09/25/2037 ⌂	18
	Renaissance Home Equity Loan Trust, Class M8
125	7.00%, 09/25/2037 ⌂	14
	USAA Automotive Owner Trust
500	4.63%, 05/15/2012	505
	Wachovia Bank Commercial Mortgage Trust
930	5.74%, 06/15/2049 Δ	862
970	5.79%, 07/15/2045 Δ	881
500	5.87%, 07/15/2045 Δ	383
142,955	10.00%, 02/15/2051 ⌂ ►	237
	Wells Fargo Alternative Loan Trust
624	6.25%, 11/25/2037	568

	Total asset & commercial mortgage backed securities (Cost $22,001)	$20,199

CORPORATE BONDS: INVESTMENT GRADE — 26.5%
	Basic Materials — 0.6%
	Consol Energy, Inc.
$430	7.88%, 03/01/2012	$443
	International Paper Co.
1,190	7.40%, 06/15/2014	1,188

		1,631

	Capital Goods — 0.4%
	Xerox Corp.
1,135	6.35%, 05/15/2018 ‡	1,098

	Consumer Cyclical — 1.0%
	CRH America, Inc.
2,500	8.13%, 07/15/2018 ‡	2,524

	Energy — 1.1%
	Kazmunaigaz Finance Sub B.V.
800	8.38%, 07/02/2013 ■	815
	Lukoil International Finance B.V.
1,050	6.66%, 06/07/2022 ◘	906
	TNK-BP Finance S.A.
100	6.63%, 03/20/2017 ◘	85
1,100	7.50%, 03/13/2013 — 07/18/2016 ■	1,046

		2,852

	Finance — 17.3%
	American International Group, Inc.
2,000	8.17%, 05/15/2058 ■ Δ ‡	1,792
	American Real Estate Partners L.P.
775	7.13%, 02/15/2013 ‡	694
	Bank of America Corp.
1,250	8.00%, 12/29/2049 Δ ‡	1,153
	Berkshire Hathaway Finance Corp.
1,440	5.00%, 08/15/2013 ■	1,443
	BNP Paribas Capital Trust
506	9.00%, 12/29/2049 ■ Δ	516
	CIT Group, Inc.
750	6.10%, 03/15/2067 Δ	297
	Citigroup, Inc.
974	8.30%, 12/21/2057 Δ ‡	889
1,114	8.40%, 12/31/2049 Δ ‡	954
	Countrywide Financial Corp.
457	6.25%, 05/15/2016	394
	COX Communications, Inc.
1,250	6.25%, 06/01/2018 ■ ‡	1,231

150

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

		Finance (continued)
		General Electric Capital Corp.
	$2,300	5.88%, 01/14/2038	$2,065
		Goldman Sachs Capital Trust II
	3,000	5.79%, 12/29/2049 Δ	1,985
		HSBK Europe B.V.
	100	7.25%, 05/03/2017 ■	84
	650	7.25%, 05/03/2017 ◘	543
		International Lease Finance Corp.
	1,500	6.63%, 11/15/2013	1,343
		JP Morgan Chase & Co.
	2,200	6.40%, 05/15/2038	2,028
	1,993	7.90%, 12/01/2049	1,844
		Kreditanstalt fuer Wiederaufbau
ISK	53,600	10.00%, 10/27/2008	676
ISK	18,700	11.75%, 08/08/2008	236
		Kuzneski (Bank of Moscow)
	700	7.50%, 11/25/2015 Δ	680
		Morgan Stanley
BRL	1,400	10.09%, 05/03/2017 ■	655
		National City Bank of Ohio
	600	4.50%, 03/15/2010	499
		National City Corp.
	1,470	12.00%, 12/29/2049	866
		New South Wales Treasury Corp.
AUD	3,435	7.00%, 12/01/2010	3,245
		Progressive Corp.
	2,000	6.70%, 06/15/2037 Δ	1,698
		Prudential Financial, Inc.
	1,500	8.88%, 06/15/2038 Δ	1,447
		RBS Capital Trust IV
	2,050	3.60%, 09/29/2049 Δ	1,627
		RSHB Capital
	800	6.97%, 09/21/2016 Δ	769
		State Street Capital Trust III
	1,235	8.25%, 12/29/2049 Δ	1,245
		TransCapitalInvest Ltd.
	200	5.67%, 03/05/2014 ■	185
	700	8.70%, 08/07/2018 ■	700
		UBS Preferred Funding Trust I
	1,250	8.62%, 10/29/2049 ‡	1,258
		Unicredito Italiano Capital Trust
	2,000	9.20%, 10/29/2049 ■ ‡	2,025
		UnitedHealth Group, Inc.
	1,500	6.88%, 02/15/2038	1,363
		USB Capital IX
	1,830	6.19%, 03/29/2049 Δ ‡	1,281
		VTB Capital S.A.
	700	6.61%, 10/31/2012 ◘	678
		Wachovia Capital Trust III
	1,000	5.80%, 03/15/2042	565
		Wachovia Corp.
	516	7.98%, 02/28/2049 Δ	396
		Washington Mutual, Inc.
	2,000	5.50%, 08/24/2011 ‡	1,380
		Wells Fargo Capital XIII
	1,618	7.70%, 12/29/2049 Δ ‡	1,533

			44,262

		Foreign Governments — 1.4%
		Norwegian Government
NOK	17,995	5.50%, 05/15/2009 ‡	3,500

		Health Care — 1.1%
		Covidien International.
	1,500	6.55%, 10/15/2037 ‡	1,457
		CVS Caremark Corp.
	1,500	6.30%, 06/01/2037 Δ	1,286

			2,743

		Technology — 3.0%
		Embarq Corp.
	2,700	8.00%, 06/01/2036 ‡	2,435
		Rogers Cable, Inc.
	390	8.75%, 05/01/2032	439
		Rogers Communications, Inc.
	1,316	6.80%, 08/15/2018	1,318
		Sprint Capital Corp.
	1,400	7.63%, 01/30/2011	1,358
		Telecom Italia Capital
	2,204	7.72%, 06/04/2038 ‡	2,170

			7,720

		Utilities — 0.6%
		AES El Savador Trust
	700	6.75%, 02/01/2016 ⌂	623
		Taqa Abu Dhabi National Energy Co.
	500	5.62%, 10/25/2012 ■	492
	322	6.60%, 08/01/2013 ■	325

			1,440

		Total corporate bonds: investment grade (Cost $71,471)	$67,770

CORPORATE BONDS:NON-INVESTMENT GRADE — 31.5%
		Basic Materials — 2.6%
		Berry Plastics Holding Co.
	$250	6.65%, 09/15/2014 Δ	$184
		Cenveo, Inc.
	300	10.50%, 08/15/2016 ■	296
		Domtar Corp.
	700	5.38%, 12/01/2013	602
		Evraz Group S.A.
	800	8.88%, 04/24/2013 ■	778
		Georgia-Pacific Corp.
	600	8.13%, 05/15/2011	591
		Goodyear Tire & Rubber Co.
	570	6.68%, 12/01/2009 Δ	564
		Huntsman International LLC
	100	7.88%, 11/15/2014	94
		MacDermid, Inc.
	350	9.50%, 04/15/2017 ■ ‡	320
		Momentive Performance
	260	9.75%, 12/01/2014	230
		New Page Corp.
	500	10.00%, 05/01/2012	479
		RBS Global & Rexnord Corp.
	150	11.75%, 08/01/2016 ‡	144
		Steel Dynamics, Inc.
	700	7.38%, 11/01/2012	693
		Vedanta Resources plc
	900	8.75%, 01/15/2014 ■	900

151

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +

CORPORATE BONDS: NON-INVESTMENT GRADE (continued)

		Basic Materials (continued)
		Vitro S.A.
	$745	8.63%, 02/01/2012	$641
	190	9.13%, 02/01/2017	141

			6,657

		Capital Goods — 0.2%
		Hawker Beechcraft Acquisition Co.
	300	9.75%, 04/01/2017	296
		SPX Corp.
	275	7.63%, 12/15/2014 ■	281

			577

		Consumer Cyclical — 4.3%
		Aramark Corp.
	940	5.00%, 06/01/2012 ‡	826
		AutoNation, Inc.
	370	4.79%, 04/15/2013 Δ	305
		BE Aerospace, Inc.
	600	8.50%, 07/01/2018 ‡	620
		D.R. Horton, Inc.
	945	4.88%, 01/15/2010	869
		Desarrolladora Homes S.A.
	700	7.50%, 09/28/2015 ⌂	679
		Dollarama Group L.P.
	450	8.88%, 08/15/2012	416
		ESCO Corp.
	300	8.63%, 12/15/2013 ■	299
		General Motors Corp.
	1,150	7.20%, 01/15/2011	756
		Ingles Markets, Inc.
	400	8.88%, 12/01/2011	405
		K Hovnanian Enterprises
	750	11.50%, 05/01/2013 ■	759
		KB Home & Broad Home Corp.
	450	6.38%, 08/15/2011	410
		Neiman Marcus Group, Inc.
	500	10.38%, 10/15/2015	490
		Parkson Retail Group Ltd.
	700	7.88%, 11/14/2011 ⌂	697
		Pulte Homes, Inc.
	850	7.88%, 08/01/2011	820
		Supervalu, Inc.
	700	7.50%, 11/15/2014	690
		Tenneco, Inc.
	520	8.13%, 11/15/2015	463
		TRW Automotive, Inc.
	600	7.25%, 03/15/2017 ■ ‡	516
		Urbi Desarrollos Urbanos
	890	8.50%, 04/19/2016 ⌂	899

			10,919

		Consumer Staples — 1.5%
		Appleton Papers, Inc.
	400	8.13%, 06/15/2011 ‡	381
		Arantes International
	900	10.25%, 06/19/2013 ■ ‡	801
		Constellation Brands, Inc.
	615	8.38%, 12/15/2014	629
		Dole Food Co., Inc.
	500	8.63%, 05/01/2009	489
		MHP S.A.
	800	10.25%, 11/30/2011 ⌂	781
		Sino-Forest Corp.
	854	9.13%, 08/17/2011 ◘	865

			3,946

		Energy — 2.4%
		Chesapeake Energy Corp.
	775	7.63%, 07/15/2013 ‡	789
		Encore Acquisition Co.
	200	7.25%, 12/01/2017	192
		Ferrellgas Partners L.P.
	870	6.75%, 05/01/2014 ■	740
		Inergy L.P.
	550	8.25%, 03/01/2016 ■	529
		Key Energy Services, Inc.
	490	8.38%, 12/01/2014 ■	492
		Noble Group Ltd.
	900	6.63%, 03/17/2015 ■	780
		Petrohawk Energy Corp.
	620	9.13%, 07/15/2013	628
		Petroleos de Venezuela S.A.
	1,700	5.25%, 04/12/2017 ◘	1,133
		Plains Exploration & Production Co.
	450	7.63%, 06/01/2018	436
		Quicksilver Resources, Inc.
	500	8.25%, 08/01/2015	486

			6,205

		Finance — 4.6%
		Alfa Bank
	200	8.20%, 06/25/2012 ■ ‡	193
		Citigroup (JSC Severstal)
	710	9.25%, 04/19/2014 ◘ ‡	703
		Dow Jones CDX HY
	1,955	7.63%, 06/29/2012 ■ ‡	1,799
	545	8.75%, 12/29/2012 ■	506
		Ford Motor Credit Co.
	650	5.54%, 01/13/2012 Δ	471
	750	5.70%, 01/15/2010	646
	600	7.24%, 04/15/2012 Δ	570
		General Motors Acceptance Corp.
	1,730	5.63%, 05/15/2009	1,575
		Itabo Finance S.A.
	500	10.88%, 10/05/2013 ⌂	485
		Kazkommerts International B.V.
	800	8.00%, 11/03/2015 ■	612
		LPL Holdings, Inc.
	870	10.75%, 12/15/2015 ⌂	835
		Oceanografia S.A. de CV
	850	11.25%, 07/15/2015 ■	829
		RBS-Zero Hora Editora Journalistica
BRL	1,800	11.25%, 06/15/2017 ⌂	873
		Rouse Co.
	500	3.63%, 03/15/2009	481
		Standard Bank (Privatbank)
	200	8.75%, 02/09/2016 ⌂	170
		TuranAlem Finance B.V.
	300	7.75%, 04/25/2013 ◘	244
		UK SPV Credit Finance (Privatbank)
	200	8.00%, 02/06/2012 ⌂	169

152

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +

CORPORATE BONDS:NON-INVESTMENT GRADE (continued)

		Finance (continued)
		Yankee Acquisition Corp.
	$725	8.50%, 02/15/2015	$533

			11,694

		Foreign Governments — 1.4%
		Argentina (Republic of)
	1,570	7.00%, 10/03/2015	1,048
		Brazil (Republic of)
BRL	1,200	10.00%, 01/01/2017	631
		Sri Lanka (Republic of)
	1,200	8.25%, 10/24/2012 ⌂	1,083
		Venezuela (Republic of)
	675	5.75%, 02/26/2016	511
	320	9.00%, 05/07/2023 ◘	273

			3,546

		Health Care — 1.9%
		Advanced Medical Optics, Inc.
	495	7.50%, 05/01/2017	445
		HCA, Inc.
	500	7.88%, 02/01/2011	495
	1,650	9.25%, 11/15/2016	1,699
		IASIS Healthcare Capital Corp.
	700	8.75%, 06/15/2014 ‡	702
		Invacare Corp.
	100	9.75%, 02/15/2015 ‡	100
		Psychiatric Solutions, Inc.
	260	7.75%, 07/15/2015	254
		Rite Aid Corp.
	255	7.50%, 03/01/2017	207
	625	10.38%, 07/15/2016	580
		Warner Chilcott Corp.
	300	8.75%, 02/01/2015	305

			4,787

		Services — 4.1%
		Affinion Group, Inc.
	500	11.50%, 10/15/2015 ‡	497
		Allied Waste North America, Inc.
	500	5.75%, 02/15/2011	494
	500	7.13%, 05/15/2016	485
		AMC Entertainment, Inc.
	500	11.00%, 02/01/2016 ‡	506
		Clear Channel Communications, Inc.
	400	7.65%, 09/15/2010	376
		Dex Media West LLC, Inc.
	605	9.88%, 08/15/2013 ‡	475
		DirecTV Holdings LLC
	135	7.63%, 05/15/2016 ■	134
		Echostar DBS Corp.
	550	7.75%, 05/31/2015	528
		FireKeepers Development Authority
	500	13.88%, 05/01/2015 ■	460
		Harland Clarke Holdings
	455	9.50%, 05/15/2015 ‡	371
		Harrah’s Operating Co., Inc.
	2,040	10.75%, 02/01/2016 ■	1,540
		Idearc, Inc.
	865	8.00%, 11/15/2016 ‡	394
		Iron Mountain, Inc.
	485	8.00%, 06/15/2020	472
		MGM Mirage, Inc.
	1,175	6.75%, 09/01/2012 — 04/01/2013	1,002
	450	7.50%, 06/01/2016 ‡	359
		Pinnacle Entertainment, Inc.
	380	8.75%, 10/01/2013	363
		Sirius Satellite Radio, Inc.
	130	9.63%, 08/01/2013 ‡	107
		SunGard Data Systems, Inc.
	1,000	10.25%, 08/15/2015 ‡	1,015
		TL Acquisitions, Inc.
	485	10.50%, 01/15/2015 ■ ‡	427
		Videotron Ltee
	475	6.88%, 01/15/2014	458

			10,463

		Technology — 5.3%
		Advanced Micro Devices, Inc.
	250	5.75%, 08/15/2012 ۞	156
		Bio-Rad Laboratories, Inc.
	300	7.50%, 08/15/2013	299
		Canwest MediaWorks L.P.
	535	9.25%, 08/01/2015 ■	415
		CCH I Holdings LLC
	300	9.92%, 04/01/2014	160
		Charter Communications Operating LLC
	500	8.00%, 04/30/2012 ■	476
	925	10.88%, 09/15/2014 ■ ‡	962
		Cincinnati Bell, Inc.
	105	7.25%, 07/15/2013	101
		Cricket Communications, Inc.
	145	9.38%, 11/01/2014	142
		CSC Holdings, Inc.
	750	7.63%, 04/01/2011 ‡	742
		Freescale Semiconductor, Inc.
	850	9.13%, 12/15/2014	688
		Intelsat Bermuda Ltd.
	370	11.25%, 06/15/2016 ‡	384
		Intelsat Corp.
	400	9.25%, 06/15/2016 ■	393
		Level 3 Financing, Inc.
	600	9.25%, 11/01/2014 ‡	546
		Maxcom Telecomunicaciones
	700	11.00%, 12/15/2014	730
		Mediacom LLC
	1,000	7.88%, 02/15/2011	930
		MetroPCS Wireless, Inc.
	500	9.25%, 11/01/2014	485
		Mobile Telesystems Finance S.A.
	770	8.00%, 01/28/2012 ◘	769
		Nortel Networks Ltd.
	900	10.75%, 07/15/2016	882
		NXP B.V./NXP Funding LLC
	350	5.54%, 10/15/2013 Δ	275
	250	9.50%, 10/15/2015	173
		Qwest Communications International, Inc	.
	1,000	7.50%, 02/15/2014 ‡	923
		Sanmina-Sci Corp.
	930	5.53%, 06/15/2014 ■ Δ	865
		Spansion LLC
	320	5.81%, 06/01/2013 ■ Δ	224

153

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: NON-INVESTMENT GRADE (continued)

	Technology (continued)
	Vimpelcom
$800	8.38%, 04/30/2013 ■	$783
	Windstream Corp.
1,000	8.63%, 08/01/2016	1,013

		13,516

	Transportation — 0.7%
	Bristow Group, Inc.
110	7.50%, 09/15/2017	108
	Continental Airlines, Inc.
419	7.03%, 06/15/2011	348
	Grupo Senda Autotransporte
935	10.50%, 10/03/2015 ⌂	907
	Ultrapetrol Bahamas Ltd.
560	9.00%, 11/24/2014 ⌂	518

		1,881

	Utilities — 2.5%
	AES Corp.
325	8.00%, 10/15/2017 ‡	320
	Copano Energy LLC
600	8.13%, 03/01/2016	585
	Edison Mission Energy
300	7.50%, 06/15/2013	301
	Kinder Morgan, Inc.
550	5.15%, 03/01/2015	490
100	6.50%, 09/01/2012	99
	Majapahit Holdings, Inc.
700	7.25%, 06/28/2017 ■ ‡	623
700	7.25%, 06/28/2017 ◘	624
	Markwest Energy Partners L.P.
500	8.50%, 07/15/2016	499
	Mirant JPSCO Finance Ltd.
600	11.00%, 07/06/2016 ⌂	633
	Mirant Mid-Atlantic LLC
626	9.13%, 06/30/2017	678
	NRG Energy, Inc.
620	7.38%, 02/01/2016 — 01/15/2017	600
	Rede Empresas De Energia
850	11.13%, 04/02/2049 ⌂	818

		6,270

	Total corporate bonds: non-investment grade (Cost $84,319)	$80,461

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 9.9%
	Basic Materials — 1.9%
	Arizona Chemical Co.
$354	4.65%, 02/27/2013 ±	$306
250	8.15%, 02/27/2014 ±	178
	Boise Paper Holdings LLC
1,000	11.00%, 02/20/2015 ±	946
	Calumet Lubricants Co., L.P.
115	6.64%, 12/29/2014 ◊	102
867	6.68%, 01/03/2015 ±	771
	Coffeyville Resources
235	5.44%, 12/21/2010 ◊	219
761	5.54%, 12/21/2013 ±	707
	John Maneely Co.
677	3.73%, 12/08/2013 ±	623
	Newpage Corp.
995	6.56%, 12/21/2014 ±	981

		4,833

	Capital Goods — 0.3%
	MacAndrews AMG Holdings LLC
444	8.21%, 04/17/2012 ±	360
	Scitor Acquisition Corp.
496	6.72%, 09/26/2014 ⌂ ±	476

		836

	Consumer Cyclical — 1.4%
	Brand Energy & Infrastructure Services
495	6.06%, 02/07/2014 ±	468
	Delphi Corp.
1,500	7.25%, 12/31/2008 ¤ ±	1,485
	Ford Motor Co.
741	5.46%, 12/15/2013 ±	582
	Lear Corp.
997	5.13%, 04/25/2012 ±	914

		3,449

	Energy — 0.8%
	Lyondell Chemical Co.
1,247	7.00%, 12/20/2014 ±	1,042
	Turbo Beta Ltd.
1,000	14.50%, 03/12/2018 ⌂ ±	980

		2,022

	Finance — 0.7%
	BNY Convergex Group LLC & EZE
	Castle Software
500	5.81%, 08/30/2013 ±	466
	Chrysler Financial Services NA
496	6.78%, 08/03/2012 ±	408
250	9.28%, 08/03/2013 ±	151
	Crescent Resources LLC
675	5.96%, 09/07/2012 ±	434
	Realogy Corp.
105	5.31%, 10/05/2013 ◊	85
390	5.46%, 10/05/2014 ±	315

		1,859

	Health Care — 1.2%
	DJO Finance LLC
995	5.62%, 04/07/2013 ±	960
	Generics International, Inc.
995	6.30%, 11/19/2014 ⌂ ±	921
	Inverness Medical Innovation, Inc.
250	7.06%, 06/26/2015 ±	235
	Mylan, Inc.
796	5.93%, 12/17/2014 ±	787

		2,903

	Services — 2.1%
	Centaur LLC
88	4.00%, 10/30/2012 ± *	76
412	6.80%, 10/30/2012 ±	357
	Emdeon Business Services LLC
500	7.81%, 05/16/2014 ±	465
	Golden Nugget, Inc.
250	5.72%, 12/31/2014 ±	155
	Greenwood Racing, Inc.
1,466	4.72%, 11/14/2011 ±	1,364

154

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

	Services (continued)
	New World Gaming Partners Ltd.
$500	8.28%, 03/31/2015 ±	$314
	Philosophy, Inc.
248	4.47%, 03/15/2014 ±	216
	PITG Gaming Investor Holdings LLC
400	13.00%, 12/13/2008 ● ±	360
	Sirius Satellite Radio, Inc.
496	5.43%, 09/01/2012 ±	451
	Telesat Canada
458	3.94%, 09/01/2014 ±	437
39	4.34%, 09/01/2014 ± *	37
	West Corp.
998	8.50%, 10/24/2013 ±	989
	WideOpenWest Finance LLC
258	9.50%, 06/29/2015 ⌂ ±	209

		5,430

	Technology — 0.4%
	Infor Global Solutions, Delayed Draw
	Term Loan
259	6.55%, 07/28/2012 ±	215
	Infor Global Solutions, U.S. Term Loan
497	6.55%, 07/28/2012 ±	412
	One Communications Corp.
496	6.81%, 06/30/2012 ±	445

		1,072

	Utilities — 1.1%
	Astoria Generating Co. Acquisitions LLC
500	6.56%, 08/23/2013 ±	474
	Atlas Pipeline Partners L.P.
1,000	4.97%, 07/27/2014 ±	976
	Texas Competitive Electric Holdings Co. LLC
496	6.24%, 10/12/2014 ±	464
496	6.26%, 10/24/2014 ±	466
	TPF Generation Holdings LLC
500	7.06%, 12/21/2014 ±	447

		2,827

	Total senior floating rate interests: non-investment grade (Cost $27,011)	$25,231

U.S. GOVERNMENT AGENCIES — 17.1%
	Federal Home Loan Mortgage Corporation — 2.3%
	Mortgage Backed Securities:
$2,357	6.50%, 2038	$2,424
3,487	6.50%, 2037 ‡	3,585

		6,009

	Federal National Mortgage Association — 12.5%
	Mortgage Backed Securities:
16,545	6.50%, 2037 — 2038 ‡	17,009
924	7.00%, 2037	967
13,302	7.00%, 2037 — 2038 ‡	13,931

		31,907

	Other Government Agencies — 2.3%
	Small Business Administration
	Participation Certificates:
3,000	5.16%, 2028	2,969
2,931	5.31%, 2027 ‡	2,886

		5,855

	Total U.S. government agencies (Cost $43,901)	$43,771

U.S. GOVERNMENT SECURITIES — 3.7%
	U.S. Treasury Securities — 3.7%
	U.S. Treasury Bonds:
$8,483	4.38%, 2038 ‡	$8,175
754	5.00%, 2037 ‡	801

		8,976

	U.S. Treasury Notes:
399	3.38%, 2013	401
—	3.88%, 2018	—

		401

	Total U.S. government securities (Cost $9,480)	$9,377

Shares
PREFERRED STOCK — 0.1%
	Finance — 0.1%
17	Federal National Mortgage Association 8.25%	$279

	Total preferred stock (Cost $249)	$279

	Total long-term investments (Cost $258,432)	$247,088

SHORT-TERM INVESTMENTS — 1.3%
	Investment Pools and Funds — 0.0%
9	State Street Bank Money Market Fund	$9

Principal
Amount
	Repurchase Agreements — 0.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $80, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $82)
$80	2.05% dated 07/31/2008	$80
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $79, collateralized by U.S. Treasury Note 4.25%, 2014, value of $82)
79	2.00% dated 07/31/2008	79
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $79, collateralized by U.S. Treasury Bond 5.25% - 7.13%, 2023 - 2029, value of $81)
79	2.03% dated 07/31/2008	79

		238

155

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal				Market
Amount				Value +

SHORT-TERM INVESTMENTS (continued)
		U.S. Treasury Bills — 1.2%
	$3,000	1.99%, 09/11/2008 ○ □		$2,995

		Total short-term investments (Cost $3,241)		$3,242

		Total investments (Cost $261,673) ▲	98.0%	$250,330
		Other assets and liabilities	2.0%	5,078

		Total net assets	100.0%	$255,408

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.53% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $261,694 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,460
Unrealized Depreciation	(12,824)

Net Unrealized Depreciation	$(11,364)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2008.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

¤	The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $31,729, which represents 12.42% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2008, the market value of these securities amounted to $6,823 or 2.67% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $100.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD — Australian Dollar

BRL — Brazilian Real

ISK — Iceland Krona

NOK — Norwegian Krone

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
04/2008	700	AES El Savador Trust, 6.75%, 02/01/2016 - Reg S	$649
08/2007	1,270	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	176
07/2007	250	Bayview Financial Acquisition Trust, 8.05%, 08/28/2047	250
05/2007	4,822	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	415
07/2007	92	Credit-Based Asset Servicing and Securitization, 2.73%, 05/25/2036 - 144A	90
01/2008	700	Desarrolladora Homes S.A., 7.50%, 09/28/2015	702
11/2007	995	Generics International, Inc., 6.30%, 11/19/2014	985
05/2007	300	Greenwich Capital Commercial Funding Corp., 3.66%, 11/05/2021 - 144A	291
05/2007	325	Greenwich Capital Commercial Funding Corp., 3.86%, 11/05/2021 - 144A	315
10/2007-	935	Grupo Senda Autotransporte, 10.50%, 10/03/2015 - 144A
05/2008			933
05/2007-	500	Itabo Finance S.A., 10.88%, 10/05/2013 - 144A
11/2007			514
09/2007-	870	LPL Holdings, Inc., 10.75%, 12/15/2015 - 144A
04/2008			869
05/2007	100	MHP S.A., 10.25%, 11/30/2011 - 144A	105
06/2007-	700	MHP S.A., 10.25%, 11/30/2011 - Reg S	694
03/2008
05/2007-	600	Mirant JPSCO Finance Ltd., 11.00%, 07/06/2016 - 144A
02/2008			648

156

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Period
Acquired	Shares/Par	Security	Cost Basis
08/2007-	700	Parkson Retail Group Ltd., 7.88%, 11/14/2011
12/2007			$703
10/2007-	1,800	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 - Reg S
05/2008			916
05/2007-	850	Rede Empresas De Energia, 11.13%, 04/02/2049 - 144A
06/2008			844
08/2007	100	Renaissance Home Equity Loan Trust, Class M5, 7.00%, 09/25/2037	76
08/2007	125	Renaissance Home Equity Loan Trust, Class M8, 7.00%, 09/25/2037	71
09/2007	496	Scitor Acquisition Corp., 6.72%, 09/26/2014	491
10/2007	400	Sri Lanka (Republic of), 8.25%, 10/24/2012 - 144A	401
01/2008-	800	Sri Lanka (Republic of), 8.25%, 10/24/2012 - Reg S
04/2008			743
05/2007	200	Standard Bank (Privatbank), 8.75%, 02/09/2016	201
06/2008	1,000	Turbo Beta Ltd., 14.50%, 03/12/2018	1,000
10/2007	200	UK SPV Credit Finance (Privatbank), 8.00%, 02/06/2012 - Reg S	189
02/2008	560	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/2014	517
10/2007-	890	Urbi Desarrollos Urbanos, 8.50%, 04/19/2016 - Reg S
01/2008			899
08/2007	142,955	Wachovia Bank Commercial Mortgage Trust, 10.00%, 02/15/2051	223
06/2007-	258	WideOpenWest Finance LLC, 9.50%, 06/29/2015
07/2008			250
The aggregate value of these securities at July 31, 2008 was $14,433 which represents 5.65% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008.

Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	98	Long	Sep 2008	$202
5 Year U.S. Treasury Note	225	Long	Sep 2008	427
10 Year U.S. Treasury Note	63	Long	Sep 2008	140
U.S. Long Bond	8	Short	Sep 2008	11

				$780

* The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$3,365	$3,415	08/13/08	$(50)
Australian Dollar (Sell)	3,365	3,331	08/13/08	(34)
Iceland Krona (Sell)	258	258	08/08/08	—
Iceland Krona (Sell)	702	703	10/27/08	1
New Zealand Dollar (Buy)	1,391	1,479	08/13/08	(88)
New Zealand Dollar (Sell)	1,391	1,436	08/13/08	45

				$(126)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

157

The Hartford Target Retirement 2010 Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 97.6%
EQUITY FUNDS — 55.9%
63	The Hartford Capital Appreciation Fund, Class Y		$2,383
19	The Hartford Capital Appreciation II Fund, Class Y		247
39	The Hartford Dividend and Growth Fund, Class Y		745
38	The Hartford Equity Income Fund, Class Y		465
21	The Hartford Global Growth Fund, Class Y		375
50	The Hartford Growth Fund, Class Y		841
13	The Hartford Growth Opportunities Fund, Class Y		382
44	The Hartford International Opportunities Fund, Class Y		694
57	The Hartford International Small Company Fund, Class Y		703
43	The Hartford Select SmallCap Value Fund, Class Y		397
52	The Hartford Small Company Fund, Class Y		1,021
185	The Hartford Value Fund, Class Y		2,088

	Total equity funds (Cost $11,027)		$10,341

FIXED INCOME FUNDS — 41.7%
77	The Hartford Floating Rate Fund, Class Y		$689
252	The Hartford Income Fund, Class Y		2,400
110	The Hartford Inflation Plus Fund, Class Y		1,218
109	The Hartford Short Duration Fund, Class Y		1,038
107	The Hartford Strategic Income Fund, Class Y		981
135	The Hartford Total Return Bond Fund, Class Y		1,380

	Total fixed income funds (Cost $7,946)		$7,706

	Total investments in affiliated
	investment companies (Cost $18,973)		$18,047

EXCHANGE TRADED FUNDS — 1.9%
3	DJ Wilshire REIT ETF		$168
4	SPDR DJ Wilshire International Real Estate ETF		186

	Total investments in exchange traded funds (Cost $399)		$354

	Total investments (Cost $19,372) ▲	99.5%	$18,401
	Other assets and liabilities	0.5%	97

	Total net assets	100.0%	$18,498

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $19,375 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31
Unrealized Depreciation	(1,005)

Net Unrealized Depreciation	$(974)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

158

The Hartford Target Retirement 2020 Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 99.4%
EQUITY FUNDS — 70.5%
145	The Hartford Capital Appreciation Fund, Class Y		$5,523
54	The Hartford Capital Appreciation II Fund, Class Y		687
19	The Hartford Disciplined Equity Fund, Class Y		251
87	The Hartford Dividend and Growth Fund, Class Y		1,657
114	The Hartford Equity Income Fund, Class Y		1,400
41	The Hartford Global Growth Fund, Class Y		747
107	The Hartford Growth Fund, Class Y		1,800
48	The Hartford Growth Opportunities Fund, Class Y		1,392
57	The Hartford International Capital Appreciation Fund, Class Y		709
101	The Hartford International Opportunities Fund, Class Y		1,571
157	The Hartford International Small Company Fund, Class Y		1,950
81	The Hartford Select MidCap Value Fund, Class Y		736
144	The Hartford Select SmallCap Value Fund, Class Y		1,325
51	The Hartford Small Company Fund, Class Y		1,005
390	The Hartford Value Fund, Class Y		4,401

	Total equity funds (Cost $27,402)		$25,154

FIXED INCOME FUNDS — 28.9%
121	The Hartford Floating Rate Fund, Class Y		$1,091
172	The Hartford Income Fund, Class Y		1,637
185	The Hartford Inflation Plus Fund, Class Y		2,054
135	The Hartford Short Duration Fund, Class Y		1,281
196	The Hartford Strategic Income Fund, Class Y		1,795
240	The Hartford Total Return Bond Fund, Class Y		2,449

	Total fixed income funds (Cost $10,635)		$10,307

	Total investments in affiliated investment companies (Cost $38,037)		$35,461

EXCHANGE TRADED FUNDS — 0.3%
2	SPDR DJ Wilshire International Real Estate ETF		$102

	Total investments in exchange traded funds (Cost $120)		$102

	Total investments (Cost $38,157) ▲	99.7%	$35,563
	Other assets and liabilities	0.3%	114

	Total net assets	100.0%	$35,677

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $38,160 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1
Unrealized Depreciation	(2,598)

Net Unrealized Depreciation	$(2,597)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

159

The Hartford Target Retirement 2030 Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 98.1%
EQUITY FUNDS — 80.1%
127	The Hartford Capital Appreciation Fund, Class Y		$4,809
50	The Hartford Disciplined Equity Fund, Class Y		645
78	The Hartford Dividend and Growth Fund, Class Y		1,480
88	The Hartford Equity Income Fund, Class Y		1,081
52	The Hartford Global Growth Fund, Class Y		952
102	The Hartford Growth Fund, Class Y		1,717
35	The Hartford Growth Opportunities Fund, Class Y		1,018
21	The Hartford International Capital Appreciation Fund, Class Y		260
79	The Hartford International Opportunities Fund, Class Y		1,228
158	The Hartford International Small Company Fund, Class Y		1,958
82	The Hartford Select MidCap Value Fund, Class Y		744
170	The Hartford Select SmallCap Value Fund, Class Y		1,567
44	The Hartford Small Company Fund, Class Y		878
396	The Hartford Value Fund, Class Y		4,472

	Total equity funds (Cost $25,128)		$22,809

FIXED INCOME FUNDS — 18.0%
80	The Hartford Inflation Plus Fund, Class Y		$887
114	The Hartford Short Duration Fund, Class Y		1,084
309	The Hartford Total Return Bond Fund,Class Y		3,161

	Total fixed income funds (Cost $5,280)		$5,132

	Total investments in affiliated
	investment companies (Cost $30,408)		$27,941

EXCHANGE TRADED FUNDS — 1.5%
2	DJ Wilshire REIT ETF		$134
7	SPDR DJ Wilshire International Real Estate ETF		309

	Total investments in exchange traded funds (Cost $500)		$443

	Total investments (Cost $30,908) ▲	99.6%	$28,384
	Other assets and liabilities	0.4%	107

	Total net assets	100.0%	$28,491

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $30,910 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(2,526)

Net Unrealized Appreciation	$(2,526)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

160

The Hartford Tax-Free California Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 94.6%
	Airport Revenues — 2.0%
	San Jose, CA, Airport Rev AMT
$1,000	5.00%, 03/01/2037	$907

	General Obligations — 2.2%
	Chabot-Las Positas, CA, Community College Dist
1,895	5.05%, 08/01/2033 o	463
	Puerto Rico Commonwealth
500	5.50%, 07/01/2032	495

		958

	Health Care/Services — 14.2%
	California ABAG FA for Non-Profit Corps, San Diego Hospital Assoc
200	5.38%, 03/01/2021	202
	California Health Fac FA, Catholic Healthcare West
250	5.25%, 07/01/2023	245
1,000	5.63%, 07/01/2032	982
	California Statewide Community DA
1,500	5.13%, 07/01/2024	1,512
500	5.50%, 08/15/2023 *	497
	California Statewide Community DA, Front Porch Communities & Services
500	5.13%, 04/01/2037 ⌂	424
	California Statewide Community DA, Health Services Rev
250	6.00%, 10/01/2023	259
	Rancho Mirage, CA, Joint Powers FA Rev, Eisenhower Medical Center
500	5.00%, 07/01/2038	439
	Sierra View, CA, Local Health Care Dist
1,000	5.25%, 07/01/2032	899
	Turlock, CA, Health Fac Rev, Emanuel Medical Center
500	5.13%, 10/15/2037	425
	Washington Township, CA, Health Care Dist Rev
500	5.00%, 07/01/2037	443

		6,327

	Higher Education (Univ., Dorms, etc.) — 13.8%
	California Educational Fac Auth, Dominican University
300	5.00%, 12/01/2025	271
	California Educational Fac Auth, Golden Gate University
455	5.00%, 10/01/2025	441
	California Educational Fac Auth, La Verne University
180	5.00%, 06/01/2031	161
	California Educational Fac Auth, Pitzer College
630	5.00%, 04/01/2030	607
	California Educational Fac Auth, University of the Pacific
750	5.00%, 11/01/2036	728
	California Educational Fac Auth, Woodbury University
200	5.00%, 01/01/2025	183
	California Municipal FA, Biola University
335	5.80%, 10/01/2028	333
	California Municipal FA, University Students Coop Assoc
250	4.75%, 04/01/2027	220
	California Statewide Community DA
700	5.75%, 05/15/2032	686
	California Statewide Community DA, California Baptist University
1,000	5.50%, 11/01/2038	884
	California Statewide Community DA, Drew School
750	5.30%, 10/01/2037	637
	California Statewide Community DA, Huntington Park Rev
600	5.15%, 07/01/2030	506
	California Statewide Community DA, John F Kennedy University Rev
250	6.75%, 10/01/2033	251
	California Statewide Community DA, Windrush School
250	5.50%, 07/01/2037	216

		6,124

	Housing (HFA’s, etc.) — 1.0%
	Monterey County, CA, Certificate of Participation
500	4.50%, 08/01/2037	431

	Industrial — 2.7%
	California State Enterprise Auth, Sewer FA Rev AMT
500	5.30%, 09/01/2047	427
	Chula Vista, CA, IDR Daily San Diego Gas
300	5.30%, 07/01/2021	303
	Virgin Islands Public FA Rev AMT
250	4.70%, 07/01/2022	212
	Virgin Islands Public FA, Revhovenska Refinery
250	6.13%, 07/01/2022	248

		1,190

	Miscellaneous — 8.7%
	Golden State Tobacco Securitization Agency
510	5.00%, 06/01/2017	494
3,000	5.75%, 06/01/2047	2,418
	Kern County, CA, Tobacco Securitization Agency
1,000	6.00%, 06/01/2029 ‡	931

		3,843

	Pollution Control — 1.5%
	Big Bear Municipal Water Dist, Ref Lake Improvements
250	5.00%, 11/01/2024	247
	Sacramento, CA, Pollution Control FA AMT
500	4.75%, 12/01/2023	435

		682

	Prerefunded — 5.7%
	Beaumont, CA, FA Local Agency Rev Ser A
50	7.25%, 09/01/2020	56

161

The Hartford Tax-Free California Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)

	Prerefunded (continued)
	California Infrastructure & Econ Development, Bay Area Toll Bridges
$500	5.00%, 07/01/2022	$539
	California State Water Dept, Res Power Supply Rev
250	5.88%, 05/01/2016	280
	California Statewide Community DA, Thomas Jefferson School of Law
175	4.88%, 10/01/2035	186
	Capistrano, CA, USD Community Fac Dist Special Tax Talega
100	5.88%, 09/01/2022	113
	Contra Costa County, CA, Public FA Tax Allocation
330	5.63%, 08/01/2033	369
	Oakland, CA, Redev Agency Tax Allocation, Colliseum Area Redev
250	5.25%, 09/01/2033	275
	Santa Margarita, CA, Water Dist Special Tax Community Fac Dist
200	6.00%, 09/01/2030	227
	Solano, CA, MBIA Certificate of Participation
425	5.25%, 11/01/2021	466

		2,511

	Public Facilities — 1.1%
	California Public Works Board, Dept of Health Services Richmond Lab
300	5.00%, 11/01/2030	289
	California Public Works Board, Dept of Mental Health Patton
200	5.38%, 04/01/2028	204

		493

	Special Tax Assessment — 21.9%
	Aliso Viejo, CA, Community Fac Dist Special Tax
500	6.00%, 09/01/2038	484
	Azusa, CA, Special Tax Community Fac Dist Mountain Cove
100	5.75%, 09/01/2021	97
	Beaumont, CA, FA Improvement Area #8
250	5.05%, 09/01/2037	199
	Carlsbad, CA, Special Tax
260	6.05%, 09/01/2028	245
	Chino, CA, Community Fac Dist Special Tax #2
225	5.00%, 09/01/2036	179
	Chino, CA, Community Fac Dist Special Tax B
500	5.00%, 09/01/2036	392
	Folsom, CA, Public FA Special Tax Rev
250	5.20%, 09/01/2032	206
	Hemet, CA, USD Community Fac Dist Special Tax #2005-1
250	5.13%, 09/01/2036	207
	Hemet, CA, USD Community Fac Dist Special Tax #2005-3
500	5.75%, 09/01/2039	438
	Imperial, CA, Special Tax Community Fac
325	5.00%, 09/01/2026	274
	Indio, CA, Community Fac Dist Special Tax
300	5.05%, 09/01/2026	257
	Indio, CA, Public FA Rev Local Agency
135	5.00%, 09/02/2014	132
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
57	6.35%, 09/02/2027	55
	Irivine, CA, Improvement Bond Act 1915
300	5.00%, 09/02/2030	262
	Irvine, CA, Community Fac Dist #2005-2
225	5.20%, 09/01/2026	199
	Jurapa, CA, Community Services Dist Special Tax Dist #30
500	5.60%, 09/01/2037	450
	Jurupa, CA, Community Services Dist Special Tax Dist #17
250	5.20%, 09/01/2036	212
	Jurupa, CA, Community Services Dist Special Tax Dist #6
100	5.88%, 09/01/2032	92
	Lake Elsinore, CA, Special Tax Community Fac Dist #2005-6
150	5.00%, 09/01/2030	122
	Lake Elsinore, CA, Special Tax Community Fac Dist#2005-1A
200	5.35%, 09/01/2036	167
	Lake Elsinore, CA, Special Tax Community Fac Dist#2-A
100	5.85%, 09/01/2024	96
	Lake Elsinore, CA, Special Tax Community Fac Dist#3
250	5.15%, 09/01/2025	222
	Lee Lake, CA, Water Dist Community Fac Dist #3 Special Tax Retreat
150	5.75%, 09/01/2023	142
	Moreno Valley, CA, USD Community Fac Special Tax #2002-1
110	5.60%, 09/01/2017	108
	Orange County, CA, Community Fac Dist Special Tax Ladera Ranch
100	5.20%, 08/15/2019	97
200	5.40%, 08/15/2022	191
	Orange County, CA, Special Tax Assessment
165	5.05%, 09/02/2033	140
	Perris, CA, Public FA Local Agency Rev
1,000	5.80%, 09/01/2038	889
100	6.25%, 09/01/2033	99
	Roseville, CA, FA Special Tax Rev
500	5.00%, 09/01/2033	405
	Roseville, CA, Special Tax
1,140	6.00%, 09/01/2028	1,069
	Roseville, CA, Special Tax Dist Westpark
200	5.25%, 09/01/2025	174
	Sun Ranch, CA, Municipal Water Dist
200	5.00%, 09/01/2036	160

162

The Hartford Tax-Free California Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)

	Special Tax Assessment (continued)
	Tustin, CA, Community Fac Special Tax B
$500	6.00%, 09/01/2036	$462
	Tustin, CA, USD Community Fac Dist Special Tax #97 Jr Lien
250	5.60%, 09/01/2029	233
	Val Verde, CA, USD FA Special Tax Rev Jr Lien
200	6.00%, 10/01/2021	202
	William S Hart USD Special Tax
300	5.25%, 09/01/2026	262
125	5.85%, 09/01/2022	122

		9,742

	Tax Allocation — 7.5%
	Burbank, CA, FA Rev South San Fernando Redev Proj
350	5.50%, 12/01/2023	352
	Contra Costa County, CA, Public FA Tax Allocation
70	5.63%, 08/01/2033	70
	Corona, CA, Redev Agency Tax Allocation
300	4.50%, 11/01/2032	266
	Fontana, CA, Redev Agency Tax Allocation Ref, Jurupa Hills Redev Proj
400	5.50%, 10/01/2027	406
	Huntington Park, CA, Public FA Rev Ref
400	5.25%, 09/01/2019	429
	Oceanside, CA, Community Development Committee, Downtown Redev Proj
300	5.70%, 09/01/2025	300
	Riverside County, CA, Public FA Tax Allocation, Jurupa Desert & Interstate	215
200	4.50%, 10/01/2037	170
	Sacramento, CA, FA Lease Rev MBIA AMT
345	3.04%, 07/15/2027 Δ	331
	San Diego, CA, Redev Agency Tax Allocation, North Bay Redev Proj
150	5.60%, 09/01/2017	154
	San Diego, CA, Redev Agency Tax Allocation, North Park Redev Proj
175	5.30%, 09/01/2016	179
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	194
	Temecula, CA, Redev Agency Tax Allocation Rev
250	5.63%, 12/15/2038	221
	Virgin Islands Public FA Rev
300	4.25%, 10/01/2029	251

		3,323

	Transportation — 3.4%
	San Francisco, CA, Bay Area Toll Auth Bridge Rev
1,500	7.00%, 04/01/2047 Δ	1,500

	Utilities — Gas — 4.1%
	Long Beach, CA, Bond FA Natural Gas Purchase Rev Ser A
1,000	5.50%, 11/15/2037	829
	Vernon, CA, Natural Gas FA
1,000	5.00%, 08/01/2021	1,005

		1,834

	Utilities — Water and Sewer — 1.4%
	Lathrop, CA, FA Rev Water Supply Proj
250	6.00%, 06/01/2035	241
	Stockton, CA, Wastewater System Proj MBIA
375	5.20%, 09/01/2029	379

		620

	Waste Disposal — 3.4%
	Oxnard, CA, FA Wastewater Rev
1,500	4.50%, 06/01/2034 Δ	1,500

	Total municipal bonds (Cost $44,763)	$41,985

Shares
SHORT-TERM INVESTMENTS — 5.2%
	Investment Pools and Funds — 5.2%
2,315	Dreyfus Basic California Municipal Money Market Fund		$2,315

	Total short-term investments (Cost $2,315)		$2,315

	Total investments (Cost $47,078) ▲	99.8%	$44,300
	Other assets and liabilities	0.2%	91

	Total net assets	100.0%	$44,391

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $47,078 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$299
Unrealized Depreciation	(3,077)

Net Unrealized Depreciation	$(2,778)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $492.

163

The Hartford Tax-Free California Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
05/2007	500	California Statewide Community DA, Front Porch Communities & Services, 5.13%, 04/01/2037 — 144A	$505
The aggregate value of these securities at July 31, 2008 was $424 which represents 0.96% of total net assets.

AMT	— Alternative Minimum Tax
DA	— Development Authority
FA	— Finance Authority
GO	— General Obligations
IDR	— Industrial Development Revenue
MBIA	— Municipal Bond Insurance Association
USD	— United School District

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

164

The Hartford Tax-Free Minnesota Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 97.6%
	Airport Revenues — 3.0%
	Minneapolis & St Paul, MN, Airport Commission FGIC AMT
$1,000	5.63%, 01/01/2018	$1,013

	General Obligations — 11.7%
	Brainerd, MN, ISD #181 GO FGIC
500	5.38%, 02/01/2016	533
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	261
	Puerto Rico Commonwealth
715	5.50%, 07/01/2032	707
	Rosemount, MN, ISD #196 GO MBIA
1,950	5.70%, 04/01/2015	1,475
	Todd, Morrison, Cass, & Wadena County, MN, Hospital Lakewood Health Care Fac
725	5.25%, 12/01/2026	690
	Willmar, MN, Rice Memorial Hospital Proj FSA
250	5.00%, 02/01/2025	255

		3,921

	Health Care/Services — 17.7%
	Bemidji, MN, Health Care Fac Ref, North Country Health Services
500	5.00%, 09/01/2021 — 09/01/2024	491
	Chippewa County, MN, Gross Rev Montevideo Hospital Proj
500	5.50%, 03/01/2037	423
	Hastings, MN, Housing Rev
500	5.25%, 11/01/2031	419
	Inver Grove Heights, MN, Presbyterian Homes Care
350	5.50%, 10/01/2033	321
	Northfield, MN, Hospital Rev
330	5.38%, 11/01/2031	297
	Prior Lake, MN, Shepherds Path Sr Housing
350	5.75%, 08/01/2041	321
	Rochester, MN, Health Care Fac Rev
1,000	5.00%, 11/15/2036	959
540	5.70%, 05/01/2022 ⌂	509
	St Louis Park, MN, Roitenberg Family Assisted Proj
300	5.55%, 08/15/2029	265
	St Paul, MN, Housing & Redev Auth Hospital Rev
335	6.00%, 11/15/2025	336
	Winona, MN, Health Care Fac Rev
1,000	5.15%, 07/01/2031	882
	Woodbury, MN, Economic DA, Summerhouse Proj
500	5.75%, 06/01/2041	449
	Worthington, MN, Housing Rev Ref, Meadows Worthington Proj
300	5.38%, 05/01/2037	248

		5,920

	Higher Education (Univ., Dorms, etc.) — 17.2%
	Baytown Township, MN
250	7.00%, 08/01/2038 *	248
	Falcon Heights, MN, Lease Rev
225	6.00%, 11/01/2037	201
	Minneapolis, MN, Housing Rev
400	5.00%, 10/01/2037	318
	Minnesota Higher Education FA, Augsburg College
1,000	5.00%, 05/01/2020 — 05/01/2023	966
	Minnesota Higher Education FA, College of St Benedict
350	5.25%, 03/01/2024	347
	Minnesota Higher Education FA, Minneapolis College of Art and Design
300	5.00%, 05/01/2026	278
	Ramsey, MN, Lease Rev Pact Charter School Proj
250	6.50%, 12/01/2022	246
	St Paul, MN, Housing & Redev Auth, Achieve Language Academy
300	6.75%, 12/01/2022	294
	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj
260	6.00%, 09/01/2036	237
	St Paul, MN, Housing & Redev Auth, Hope Community Academy Proj
450	6.25%, 12/01/2019	451
	St Paul, MN, Housing & Redev Auth, Lease Rev
825	5.00%, 12/01/2036	688
	University of Minnesota
1,000	4.92%, 08/01/2031 Δ	1,000
	University Virgin Islands
270	5.13%, 12/01/2022	261
225	5.25%, 12/01/2023 — 12/01/2024	216

		5,751

	Housing (HFA’s, etc.) — 7.5%
	Duluth, MN, Housing & Redev Auth
885	5.88%, 11/01/2033	793
	Golden Valley, MN, Calvary Center Apts Proj AMT
500	4.85%, 12/20/2041	430
	Minneapolis, MN, Multifamily Housing Rev AMT
350	5.40%, 04/01/2028	308
	Minnesota Residential Housing Fin Agency
665	5.00%, 01/01/2020	632
	Stillwater, MN, Multifamily Housing Rev AMT
400	5.38%, 02/01/2032	343

		2,506

	Industrial — 2.2%
	Virgin Islands Public FA, Revhovenska Refinery
750	6.13%, 07/01/2022	743

	Miscellaneous — 2.6%
	Guam Economic DA, Tobacco Settlement
1,000	5.63%, 06/01/2047	884

165

The Hartford Tax-Free Minnesota Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)
	Pollution Control — 1.4%
	Cohasset, MN, Pollution Control Rev Ref Coll Allete Inc Proj
$500	4.95%, 07/01/2022	$476

	Prerefunded — 24.9%
	Becker, MN, ISD #726 GO FSA
1,300	6.00%, 02/01/2017	1,366
	Duluth, MN, Econ DA Health Care Fac Rev Benedictine Health System St Mary’s
1,130	5.50%, 02/15/2023	1,246
	Golden Valley, MN, Breck School Proj Rev
1,000	5.88%, 10/01/2019	1,046
	Minneapolis, MN, Health Care System Allina Health
250	6.00%, 11/15/2018	281
	Minnesota Agriculture and Econ Development Healthcare Fac, Benedictine Health
1,000	5.25%, 02/15/2014	1,057
	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev
1,000	6.25%, 07/01/2013 ‡	1,141
	University of Minnesota
1,000	5.75%, 07/01/2018	1,159
	Waconia, MN, Health Care Fac Rev, Ridgeview Medical Center Proj
1,000	6.10%, 01/01/2019	1,054

		8,350

	Public Facilities — 3.5%
	Minnesota Intermediate School Dist Lease Rev
380	5.30%, 11/01/2032 ⌂	334
	Renville County, MN, Housing & Redev Auth, Health & Human Services
360	4.60%, 02/01/2027	319
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019	516

		1,169

	Tax Allocation — 3.5%
	Minneapolis, MN, Tax Increment Grant Park Proj
350	5.35%, 02/01/2030	309
	Minnesota Agricultural Society, State Fair Rev
835	5.13%, 09/15/2023	849

		1,158

	Utilities — Electric — 2.4%
	Chaska, MN, Electric Rev Ref Generating Fac
500	5.00%, 10/01/2030	501
	Princeton, MN, Public Utility System Rev
300	5.00%, 04/01/2024	294

		795

	Total municipal bonds (Cost $33,508)	$32,686

			Market
Shares			Value +
SHORT-TERM INVESTMENTS — 1.9%
	Investment Pools and Funds — 1.9%
648	State Street Bank Tax Free Money Market Fund		$648

	Total short-term investments (Cost $648)		$648

	Total investments (Cost $34,156) ▲	99.5%	$33,334
	Other assets and liabilities	0.5%	173

	Total net assets	100.0%	$33,507

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $34,156 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$788
Unrealized Depreciation	(1,610)

Net Unrealized Depreciation	$(822)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $248.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
09/2006 - 05/2008	380	Minnesota Intermediate School Dist Lease Rev, 5.30%, 11/01/2032	$385
11/2007	540	Rochester, MN, Health Care Fac Rev, 5.70%, 05/01/2022	540
The aggregate value of these securities at July 31, 2008 was $843 which represents 2.52% of total net assets.

AMT	— Alternative Minimum Tax
DA	— Development Authority
FA	— Finance Authority
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
GO	— General Obligations
ISD	— Independent School District
MBIA	— Municipal Bond Insurance Association
PA	— Port Authority

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

166

The Hartford Tax-Free National Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 97.4%
	Alabama — 0.9%
	Huntsville, AL, GO
$1,855	5.25%, 05/01/2022	$1,955

	Alaska — 0.4%
	Alaska Housing Finance Corp, Home Mortgage AMT
1,000	4.70%, 06/01/2027 ‡	895

	Arizona — 2.4%
	Arizona Sundance Community Fac Dist, Special Assess Rev #2
381	7.13%, 07/01/2027 ■	382
	Estrella Mountain Ranch Community GO
265	6.20%, 07/15/2032 ⌂	247
	Phoenix, AZ, GO
1,800	6.25%, 07/01/2017	2,139
	Pima County, AZ, Charter Schools Proj
1,100	5.75%, 07/01/2016	1,112
	Pima County, AZ, Noah Webster Basic School
1,000	5.60%, 12/15/2019	993
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	207

		5,080

	California — 11.5%
	California Educational Fac Auth, University of the Pacific
1,000	5.00%, 11/01/2036	970
	California Municipal FA, Biola University
1,665	5.80%, 10/01/2028	1,655
	California State Public Works Board
1,000	5.25%, 06/01/2030	990
	Capistrano, CA, USD Community Fac
	Dist Special Tax #90-2 Talega
250	5.90%, 09/01/2020	283
	Indio, CA, Public FA Rev Local Agency
625	5.63%, 09/02/2018	597
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
38	6.35%, 09/02/2027	37
	Jurupa, CA, Community Services Dist Special Tax Dist #6
400	5.88%, 09/01/2032	368
	Lathrop, CA, FA Rev Water Supply Proj
750	6.00%, 06/01/2035	722
	Moreno Valley, CA, USD Community Fac Dist Special Tax #2002-1
500	6.00%, 09/01/2022	489
	Morongo Band of Mission Indians Enterprise Rev
2,655	6.50%, 03/01/2028 ■	2,626
	Oceanside, CA, Community Development Committee, Downtown Redev Proj
700	5.70%, 09/01/2025	701
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	546
	Perris, CA, Public FA Local Agency Rev
495	6.25%, 09/01/2033	492
	Pomona, CA, Public FA Rev Sub-Merged Redev
1,000	5.50%, 02/01/2023	1,099
	San Diego, CA, Redev Agency, Centre City Sub Pkg
500	5.25%, 09/01/2026	486
	San Jose, CA, Santa Clara County University
1,800	4.91%, 08/01/2027	639
	San Manuel, CA, Entertainment Auth Public Improvement
1,000	4.50%, 12/01/2016 ⌂	952
	Val Verde, CA, USD FA Special Tax Rev Jr Lien
800	6.00%, 10/01/2021	807
	Vernon, CA, Natural Gas FA
10,000	5.00%, 08/01/2021	10,049

		24,508

	Colorado — 6.0%
	Antelope Heights Metro Dist GO
1,125	5.00%, 12/01/2037	1,021
	Arapaho County, CO, Conservatory Metro Dist
2,000	5.13%, 12/01/2037	1,908
	Bromley Park, CO, Metro Dist #2 GO
2,000	5.13%, 12/01/2037	1,843
	Colorado E-470 Public Highway Auth Rev
1,125	5.50%, 09/01/2024	1,152
	Colorado Educational & Cultural Fac Auth, Charter School Banning Lewis
1,000	6.13%, 12/15/2035 ⌂	897
	Denver, CO, Rendezvous Residential Metro Dist GO
600	5.38%, 12/01/2021	531
	Ebert Metropolitan Dist
3,000	5.35%, 12/01/2037	2,905
	Fort Collins, CO, PCR Ref, Anheuser Busch Proj
1,000	4.70%, 09/01/2040	817
	Pinery West, CO, Metro Dist #2 GO
1,000	4.50%, 12/01/2032	847
	Reata, CO, North Metro Dist GO
1,000	5.50%, 12/01/2032 ⌂	780

		12,701

	Florida — 11.6%
	Amelia Walk Community Development
980	5.50%, 05/01/2037 ⌂	768
	Bellalgo, FL, Education Fac Benefits Dist Capital
885	5.85%, 05/01/2022	855
	Brevard County, FL, Health Facilities Auth
2,500	5.00%, 04/01/2034	2,234
	Colonial Country Club Community Development Dist, Capital Improvement Rev
475	6.40%, 05/01/2033	482
	Florida Dept of Environmental Protection Preservation, MBIA
1,250	5.38%, 07/01/2015	1,343

167

The Hartford Tax-Free National Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)

	Florida (continued)
	Florida Gateway Services Community Development Dist, Special Assessment Sun City Center Fort Meyers Proj
$140	5.50%, 05/01/2010	$138
	Florida Village Community Development Dist No 8
1,145	6.38%, 05/01/2038	1,150
	Jacksonville, FL, Econ Development Community Health Care Facilities
5,000	6.25%, 09/01/2027	5,003
	Jacksonville, FL, Econ Development Rev AMT
2,000	4.75%, 03/01/2047	1,543
	Lee County, FL, Industrial DA
1,500	5.25%, 06/15/2027	1,248
	Miami-Dade County Educational Facilities Auth
2,000	5.75%, 04/01/2028	2,058
	Orange County, FL, Health Care FA Rev
2,500	5.25%, 10/01/2035	2,323
	Palm Beach County, FL, Health FA Rev Waterford Proj
3,300	5.75%, 11/15/2026	3,064
	River Bend Community Development Dist, Capital Improvement Rev
1,000	7.13%, 11/01/2015	966
	Rolling Hills Community Development Dist
100	5.45%, 05/01/2037	78
	Tolomato, FL, Community Development Dist
1,200	6.65%, 05/01/2040	1,156
	University Square Community Development
500	5.88%, 05/01/2038	427

		24,836

	Georgia — 6.3%
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,234
	Fulton County, GA, Water & Sewer Rev FGIC
35	6.38%, 01/01/2014	38
	Fulton County, GA, Water & Sewer Rev FGIC Part (Prerefunded with State and Local Gov’t Securities)
1,765	6.38%, 01/01/2014	1,943
	Georgia Municipal Electric Auth, Power Rev
985	6.50%, 01/01/2017	1,140
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov’t Securities)
15	6.50%, 01/01/2017	17
	Main Street Natural Gas Inc., Gas Rev
10,000	6.25%, 07/15/2028 <	9,164

		13,536

	Illinois — 6.6%
	Bolingbrook, IL, Sales Tax Rev
445	6.25%, 01/01/2024	448
	Chicago, IL, Board of Education GO MBIA
960	5.25%, 12/01/2019	1,015
	Chicago, IL, O’Hare International Airport Special Fac Rev, American Airlines Inc.
750	5.50%, 12/01/2030	340
	Chicago, IL, Tax Increment Allocation Jr Lien Pilsen Redev B
1,000	6.75%, 06/01/2022	1,025
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,800	5.75%, 03/01/2037	1,493
	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj
800	6.00%, 03/01/2046	680
	Huntley, IL, Special Service Area #9
1,500	5.10%, 03/01/2028	1,480
	Illinois Education FA, Augustana College Ser A
500	5.70%, 10/01/2032	495
	Illinois FA, Children’s Memorial Hospital
1,500	5.38%, 08/15/2039	1,390
	Illinois FA, Children’s Memorial Hospital Ser B
1,500	5.50%, 08/15/2028	1,459
	Illinois FA, Edward Hospital
310	6.25%, 02/01/2033	332
	Plano, IL, Lakewood Springs Proj
	Special Services Area
497	6.10%, 03/01/2035	457
	Round Lake, IL, Special Tax Rev
965	4.70%, 03/01/2033 ⌂	883
498	6.70%, 03/01/2033	567
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
1,000	6.63%, 03/01/2033	1,013
	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj
947	6.88%, 03/01/2033 ⌂	956

		14,033

	Indiana — 0.3%
	East Chicago, IN, Industrial Solid Waste Disposal AMT
700	5.50%, 09/01/2028	585

	Iowa — 0.4%
	Iowa FA, Single Family Mortgage Rev AMT
980	4.80%, 01/01/2037	819

	Kansas — 0.7%
	La Cygne, KS, Kansas City Power & Light
260	4.65%, 09/01/2035	218
	Lawrence, KS, Lawrence Memorial Hospital
500	5.13%, 07/01/2036	456

168

The Hartford Tax-Free National Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)

	Kansas (continued)
	Salina, KS, Salina Regional Health Hospital Rev
$1,000	4.63%, 10/01/2031	$872

		1,546

	Kentucky — 2.4%
	Boone County, KY, Pollution Control Dayton Power & Light
150	4.70%, 01/01/2028	137
	Louisville & Jefferson County, KY, Metro Government Health Fac
5,000	6.13%, 02/01/2037	5,044

		5,181

	Louisiana — 1.5%
	Louisiana Public Fac Auth, Oschner Clinic Foundation Proj
2,500	5.50%, 05/15/2027 — 05/15/2047	2,381
	Louisiana Public Fac Auth, Susla Fac Inc
1,000	5.75%, 07/01/2039 ⌂	890

		3,271

	Maryland — 1.2%
	Maryland Econ Development Corp, University of Maryland College Park Proj
1,000	6.50%, 06/01/2027	1,152
	Maryland State Health & Higher Education FA Rev
1,385	6.00%, 01/01/2028	1,396

		2,548

	Michigan — 9.4%
	Detroit, MI, GO Ltd
10,000	5.00%, 04/01/2016	9,924
	Detroit, MI, GO MBIA
500	5.50%, 04/01/2020	536
	Detroit, MI, Water Supply System Ref Rev FGIC
1,750	6.50%, 07/01/2015	1,974
	Macomb County, MI, Hospital FA, Mt Clemens Hospital
1,000	5.75%, 11/15/2025	1,122
	Michigan Hospital FA, Rev Ref Henry Ford Health System
500	5.63%, 03/01/2017	550
	Michigan State Hospital FA, McLaren Health Care
2,000	5.63%, 05/15/2028 *	1,961
	Michigan Strategic Fund Ltd, Rev Ref Dow Chemical Proj AMT
750	5.50%, 12/01/2028	752
	Michigan Tobacco Settlement Fin
3,335	6.88%, 06/01/2042	3,153

		19,972

	Minnesota — 2.8%
	Inver Grove Heights, MN, Presbyterian Homes Care
175	5.50%, 10/01/2033	161
	Maryland State Health & Higher Education FA Rev
1,035	5.50%, 08/15/2033	994
	Minneapolis, MN, Health Care System Allina Health
750	6.00%, 11/15/2018	842
	Minnesota Residential Housing Fin Agency
660	5.00%, 01/01/2020	628
	Ramsey, MN, Lease Rev Pact Charter School Proj
500	6.50%, 12/01/2022	492
	Rochester, MN, Health Care Fac Rev
790	5.70%, 05/01/2022 ⌂	745
	St Paul, MN, Housing & Redev Auth Lease Rev
860	6.00%, 12/01/2018	853
	St Paul, MN, Housing & Redev Auth, Achieve Language Academy
500	6.75%, 12/01/2022	490
	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj
740	6.00%, 09/01/2036	673

		5,878

	Mississippi — 0.1%
	Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev Ref Weyerhaeuser Co Proj
250	6.80%, 04/01/2022	262

	Missouri — 1.3%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027	560
	Lees Summit, MO, Industrial DA, Kensington Farms Improvement Proj
1,000	5.75%, 03/01/2029	888
	St Louis, MO, Industrial DA, Confluence Academy Proj
550	5.35%, 06/15/2032	454
	Stone Canyon, MO, Community Improvement Proj
1,000	5.75%, 04/01/2027	880

		2,782

	Nebraska — 0.7%
	Douglas County, NE, Hospital Auth
1,500	5.75%, 11/01/2028	1,484

	Nevada — 1.8%
	Clark County, NV, Improvement Dist #142
980	6.38%, 08/01/2023	948
	Reno, NV, Hospital Rev
1,500	5.50%, 06/01/2028	1,440
	Reno, NV, Renown Regional Medical Center Proj
1,485	5.25%, 06/01/2032	1,339

		3,727

	New Hampshire — 0.4%
	New Hampshire Health & Education Fac, Elliot Hospital
750	5.60%, 10/01/2022	773

169

The Hartford Tax-Free National Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)
	New Jersey — 0.1%
	New Jersey Education Fac, Fairleigh Dickinson University
$275	6.00%, 07/01/2025	$278

	New Mexico — 2.0%
	Cabezon, NM, Public Improvement Dist
665	5.20%, 09/01/2015	648
	New Mexico Mortgage FA AMT
985	4.75%, 01/01/2031	823
2,460	6.15%, 07/01/2037	2,511
	Otero County, NM, Jail Proj
400	6.00%, 04/01/2023	379

		4,361

	New York — 5.9%
	Dutchess County, NY, IDA Civic Fac Rev Ref, Marist College
250	5.00%, 07/01/2022	252
	Erie County, NY, IDA Applied Tech Charter School Proj
550	6.75%, 06/01/2025	513
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A
1,000	6.50%, 01/01/2027	993
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
3,125	6.13%, 12/01/2029	3,063
	New York, NY, GO
75	5.75%, 03/01/2019	83
	New York, NY, IDA American Airlines JFK International Airport AMT
1,060	7.13%, 08/01/2011	994
	New York, NY, IDA Terminal One Group Assoc Proj AMT
1,000	5.50%, 01/01/2024	1,006
	Seneca Nation Indians Capital Improvement Special Tax
1,000	5.00%, 12/01/2023 ⌂	885
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
3,975	6.00%, 09/15/2027	3,722
	Utica, NY, IDA Civic Fac Rev, Utica College
560	6.88%, 12/01/2014	588
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
400	6.38%, 01/01/2024	400

		12,499

	North Carolina — 1.0%
	North Carolina Municipal Power Agency, Catawba Elec Rev
500	5.50%, 01/01/2014	531
	Raleigh, NC, Medical Care Commission Retirement Fac Rev
2,000	5.25%, 01/01/2032	1,624

		2,155

	Ohio — 0.8%
	Cuyahoga County, OH, Rev Ref Class A
300	5.50%, 01/01/2029	305
	Hamilton, OH, School Dist Improvement
1,270	6.15%, 12/01/2016	1,488

		1,793

	Oklahoma — 0.5%
	Tulsa County, OK, St Francis Health Care System
1,210	5.00%, 12/15/2029	1,135

	Other U.S. Territories — 0.4%
	Virgin Islands Public FA, Revhovenska Refinery
750	6.13%, 07/01/2022	743

	Pennsylvania — 2.1%
	Montgomery County, PA, IDA Whitemarsh Continuing Care Proj
800	6.13%, 02/01/2028 ⌂	725
	Pennsylvania State Higher Educational FA Rev
2,145	5.75%, 07/01/2028	2,059
	Scranton, PA, Parking Auth
1,825	5.25%, 06/01/2034	1,738

		4,522

	Rhode Island — 0.6%
	Central Falls, RI, Detention FA Fac Rev
1,000	6.75%, 01/15/2013	1,018
	Rhode Island Health & Education Bldg Corp Fin
250	6.50%, 08/15/2032	283

		1,301

	South Carolina — 4.6%
	Dorchester County, SC, School Dist #2 Installment Purchase
1,000	5.25%, 12/01/2024	1,014
	Lancaster County, SC, Sun City Carolina Lakes Improvement
750	5.45%, 12/01/2037	582
	South Carolina Jobs Econ DA Rev
2,000	4.70%, 04/01/2035	1,744
	Tobacco Settlement Rev Management Auth
6,000	6.38%, 05/15/2028	6,562

		9,902

	Tennessee — 0.1%
	McMinn County, TN, IDA PCR Calhoun Newsprint Co Proj
500	7.63%, 03/01/2016	304

	Texas — 4.4%
	Brazoria, TX, Brazos River Habor Navigation Dow Chemical Co
1,500	4.95%, 05/15/2033 ‡	1,285
	Houston, TX, Airport System Rev
1,500	6.75%, 07/01/2021	1,205
	Maverick County, TX, Public Fac Corp Proj Rev
490	6.25%, 02/01/2024	443

170

The Hartford Tax-Free National Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)

	Texas (continued)
	North Texas Tollway Auth
$4,000	6.00%, 01/01/2025	$4,178
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	857
	Willacy County, TX, Corp Revival Proj (Prerefunded with State & US Gov’t Securities)
540	6.00%, 03/01/2009	551
	Willacy County, TX, GO
1,000	6.88%, 09/01/2028	946

		9,465

	Virginia — 2.9%
	James City County, VA, Econ DA Residential Care Fac
840	5.40%, 07/01/2027 ⌂	733
2,000	5.50%, 07/01/2037 ⌂	1,651
	Norfolk, VA, Redev & Housing Auth First Mortgage Retirement Community
500	6.00%, 01/01/2025	470
	Peninsula, VA, PA Fac, CSX Transport Proj Rev
1,000	6.00%, 12/15/2012	1,045
	Peninsula, VA, Turn Center Community Dev DA
700	6.45%, 09/01/2037	639
	Virginia Tobacco Settlement Funding Corp
1,455	5.50%, 06/01/2026	1,590

		6,128

	Washington — 1.4%
	King County, WA, ISD #210 GO
670	5.00%, 06/01/2019	693
	Washington State Health Care FA Rev
2,400	6.13%, 08/15/2037	2,256

		2,949

	Wisconsin — 1.9%
	Badger Tobacco Asset Securitization Corp. of WI
2,800	6.13%, 06/01/2027	2,737
1,000	6.38%, 06/01/2032	966
	Wisconsin Housing & Econ DA, GO Home Ownership Rev
345	4.85%, 09/01/2017	338

		4,041

	Total municipal bonds (Cost $214,900)	$207,948

Shares
SHORT-TERM INVESTMENTS — 2.0%
	Investment Pools and Funds — 2.0%
4,195	State Street Bank Tax Free Money Market Fund		$4,195

	Total short-term investments (Cost $4,195)		$4,195

	Total investments (Cost $219,095) ▲	99.4%	$212,143
	Other assets and liabilities	0.6%	1,219

	Total net assets	100.0%	$213,362

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $219,095 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,228
Unrealized Depreciation	(10,180)

Net Unrealized Depreciation	$(6,952)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $3,008, which represents 1.41% of total net assets.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $1,959.

<	The bond’s payment obligations are guaranteed by Lehman Brothers Holdings, Inc. Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period
Acquired	Shares/Par	Security	Cost Basis
06/2006	980	Amelia Walk Community Development, 5.50%, 05/01/2037	$980
06/2006	1,000	Colorado Educational & Cultural Fac Auth, Charter School Banning Lewis, 6.13%, 12/15/2035 — 144A	1,000
11/2007	265	Estrella Mountain Ranch Community GO, 6.20%, 07/15/2032	265
09/2007	840	James City County, VA, Econ DA Residential Care Fac, 5.40%, 07/01/2027	817
07/2007	2,000	James City County, VA, Econ DA Residential Care Fac, 5.50%, 07/01/2037	1,986
07/2007	1,000	Louisiana Public Fac Auth, Susla Fac Inc, 5.75%, 07/01/2039 — 144A	1,007
01/2005	800	Montgomery County, PA, IDA Whitemarsh Continuing Care Proj, 6.13%, 02/01/2028	789
04/2007	1,000	Reata, CO, North Metro Dist GO, 5.50%, 12/01/2032 — 144A	1,000
11/2007	790	Rochester, MN, Health Care Fac Rev, 5.70%, 05/01/2022	790
03/2007	965	Round Lake, IL, Special Tax Rev, 4.70%, 03/01/2033	965
11/2004	1,000	San Manuel, CA, Entertainment Auth Public Improvement, 4.50%, 12/01/2016 — 144A	1,000
04/2007	1,000	Seneca Nation Indians Capital Improvement Special Tax, 5.00%, 12/01/2023 — 144A	995

171

The Hartford Tax-Free National Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Period Acquired	Shares/Par	Security	Cost Basis
08/2003	947	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj, 6.88%, 03/01/2033 Proj, 6.88%, 03/01/2033	947
The aggregate value of these securities at July 31, 2008 was $11,112 which represents 5.21% of total net assets.

AMT	— Alternative Minimum Tax
DA	— Development Authority
FA	— Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligations
IDA	— Industrial Development Authority
ISD	— Independent School District
MBIA	— Municipal Bond Insurance Association
PA	— Port Authority
PCR	— Pollution Control Revenue
USD	— United School District

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

172

The Hartford Tax-Free New York Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 92.5%
	General Obligations — 1.4%
	New York, NY, GO
$15	5.75%, 03/01/2019	$16
	Puerto Rico Commonwealth
215	5.50%, 07/01/2032	213

		229

	Health Care/Services — 21.1%
	Albany, NY, IDA Civic Fac Rev
500	5.25%, 11/15/2032	470
	Chemung County, NY, IDA Civic Fac Rev, Arnot Ogden Medical Center
125	5.00%, 11/01/2034	112
	Genesee County, NY, IDA United Memorial Medical Center Proj
160	5.00%, 12/01/2032	128
	Madison County, NY, IDA Civic Fac Rev Oneida Health System
250	5.50%, 02/01/2032	229
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A
500	6.50%, 01/01/2027	496
	New York Dorm Auth, College & University Rev
150	5.00%, 11/01/2034	138
	New York Dorm Auth, St Barnabas FHA AMBAC
450	5.13%, 02/01/2022	464
	New York Dorm Auth, Winthrop South Nassau University
200	5.50%, 07/01/2023	201
	New York State Dormitory Auth Non State Supported Debt, NYU Hospital Center Ser B
250	5.63%, 07/01/2037	243
	Suffolk County, NY, Jeffersons Ferry Proj
500	5.00%, 11/01/2028	445
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
500	6.00%, 09/15/2027	468
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
100	6.38%, 01/01/2024	100

		3,494

	Higher Education (Univ., Dorms, etc.) — 25.6%
	Albany, NY, Brighter Choice Charter School
200	5.00%, 04/01/2037	166
	Albany, NY, IDA Civic Fac Rev
250	5.00%, 07/01/2037	218
	Cattaraugus County, NY, IDR St Bonaventure University
175	5.10%, 05/01/2031	155
	Dutchess County, NY, IDA Civic Fac Rev Ref, Marist College
250	5.00%, 07/01/2022	252
	Erie County, NY, IDA Applied Tech Charter School Proj
250	6.75%, 06/01/2025	233
	Erie County, NY, IDA Global Concepts Charter School Proj
500	6.25%, 10/01/2037	478
	New York Dorm Auth, Brooklyn Law School
250	5.50%, 07/01/2019	258
	New York Dorm Auth, Fordham University FGIC
80	5.00%, 07/01/2020	82
	New York Dorm Auth, Mount St Mary College
400	5.00%, 07/01/2027	393
	New York Dorm Auth, Rochester University
135	5.25%, 07/01/2022	140
	New York Dorm Auth, Upstate Community College
250	5.25%, 07/01/2021	260
	New York State Dormitory Auth
500	8.50%, 03/15/2032 Δ	500
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
250	6.13%, 12/01/2029	245
	Otsego County, NY, IDA Civic Fac Rev Hartwick College Proj
200	6.00%, 07/01/2011	206
	Rensselaer County, NY, Industrial Improvements
200	5.00%, 01/01/2036	201
	St Lawrence, NY, IDA Civic Fac Rev, Clarkson University Proj
450	5.00%, 07/01/2023	454

		4,241

	Industrial — 9.0%
	Jefferson County, NY, IDA Waste Disposal
450	5.20%, 12/01/2020	394
	Liberty, NY, Corp Development Goldman Sachs Headquarters
200	5.25%, 10/01/2035	202
	Liberty, NY, Development Corp Rev Golman Sachs Headquarters
200	5.50%, 10/01/2037	209
	New York, NY, IDA American Airlines JFK International Airport AMT
150	7.13%, 08/01/2011	140
150	8.00%, 08/01/2012	142
	New York, NY, IDA Terminal One Group Assoc Proj AMT
150	5.50%, 01/01/2024	151
	Virgin Islands Public FA, Revhovenska Refinery
250	6.13%, 07/01/2022	248

		1,486

	Miscellaneous — 12.4%
	Nassau County, NY, Tobacco Settlement Corp
1,000	5.00%, 06/01/2035	836
	New York Tobacco Settlement FA
400	5.50%, 06/01/2022	416

173

The Hartford Tax-Free New York Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

MUNICIPAL BONDS (continued)

	Miscellaneous (continued)
	New York, NY, IDA Civic Fac Rev, YMCA of Greater NY Proj
$250	5.25%, 08/01/2021	$252
	Seneca Nation Indians Capital Improvement Special Tax
160	5.00%, 12/01/2023 ⌂	142
	TSACS, Inc, NY, Tobacco Settlement
500	5.13%, 06/01/2042	411

		2,057

	Pollution Control — 0.8% Onondaga County, NY, IDA PCR
150	4.88%, 07/01/2041	128

	Prerefunded — 6.3%
	New York Dorm Auth, State University Dorm Fac
450	5.00%, 07/01/2032	485
	New York, NY, GO
410	5.75%, 03/01/2019	458
	Utica, NY, IDA Civic Fac Rev, Utica College
90	6.88%, 12/01/2014	95

		1,038

	Public Facilities — 3.2%
	Rensselaer, NY, School Dist Certificate of Participation
600	5.00%, 06/01/2036	540

	Tax Allocation — 2.8%
	New York, NY, Transitional FA Future Tax Secured
450	5.00%, 08/01/2023	460

	Transportation — 5.7%
	New York Metropolitan Transportation Auth
450	5.13%, 11/15/2031	451
500	8.50%, 11/01/2034 Δ	500

		951

	Utilities — Electric — 1.5%
	New York Energy Research & DA, Elec Fac Rev Adj Long Island Lighting Co Proj
250	5.30%, 08/01/2025	251

	Utilities — Water and Sewer — 2.7%
	New York Environmental Fac Corp
450	5.00%, 07/15/2026	457

	Total municipal bonds (Cost $15,931)	$15,332

			Market
Shares			Value +
SHORT-TERM INVESTMENTS — 6.4%
	Investment Pools and Funds — 6.4%
1,069	Dreyfus Basic New York Municipal Money Market Fund		$1,069

	Total short-term investments (Cost $1,069)		$1,069

	Total investments (Cost $17,000) ▲	98.9%	$16,401
	Other assets and liabilities	1.1%	183

	Total net assets	100.0%	$16,584

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $17,000 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$141
Unrealized Depreciation	(740)

Net Unrealized Depreciation	$(599)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period Acquired	Shares/Par	Security	Cost Basis
04/2007	160	Seneca Nation Indians Capital Improvement Special Tax, 5.00%, 12/01/2023 — 144A	$159
The aggregate value of these securities at July 31, 2008 was $142 which represents 0.86% of total net assets.

AMT	— Alternative Minimum Tax
DA	— Development Authority
FA	— Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligations
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
PCR	— Pollution Control Revenue

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

174

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 11.4%
	Finance — 11.4%
	ACT Depositor Corp.
$2,050	5.38%, 09/22/2041 ⌂ Δ	$922
	Banc of America Commercial Mortgage, Inc.
16,555	4.52%, 09/11/2036 ⌂ ►	315
	Banc of America Securities Automotive Trust
1,230	4.49%, 02/18/2013 ⌂	1,231
	Bayview Commercial Asset Trust
19,728	7.50%, 09/25/2037 ⌂ ►	2,318
	Bayview Financial Acquisition Trust
1,000	4.11%, 05/28/2037 ⌂ Δ	350
	Bear Stearns Commercial Mortgage Securities, Inc.
11,867	4.07%, 07/11/2042 ⌂ ►	269
9,364	4.12%, 11/11/2041 ⌂ ►	189
2,895	5.33%, 02/11/2044	2,619
22,478	5.50%, 02/11/2041 ⌂ ►	306
4,140	5.70%, 06/11/2050 Δ	3,806
5,480	5.74%, 09/11/2042 Δ	5,057
	CBA Commercial Small Balance Commercial Mortgage — Class X1
17,547	7.00%, 06/25/2038 † ⌂ ►	1,280
	CBA Commercial Small Balance Commercial Mortgage — Class X2
8,991	7.00%, 07/25/2035 † ⌂ ►	516
	Citigroup Commercial Mortgage Trust
2,050	5.41%, 10/15/2049	1,959
3,900	5.72%, 03/15/2049 Δ	3,735
4,000	5.89%, 12/10/2049 Δ	3,714
	Citigroup Mortgage Loan Trust, Inc.
—	0.00%, 01/25/2037 † ⌂ ○	—
9,220	5.91%, 07/25/2037 Δ	8,184
3,475	6.10%, 12/10/2049 Δ	3,425
318	12.00%, 01/25/2037 ⌂ ○	475
	Citigroup/Deutsche Bank Commercial Mortgage Trust
3,330	5.32%, 12/11/2049	3,011
	Countrywide Asset-Backed Certificates
275	5.46%, 07/25/2035	205
	Countrywide Home Loans, Inc.
10,218	6.00%, 10/25/2037	9,752
	Credit Suisse Mortgage Capital Certificates
10,000	5.38%, 02/15/2040	9,076
3,400	5.45%, 01/15/2049	3,316
3,790	5.70%, 09/15/2040	3,489
	Credit-Based Asset Servicing and Securitization
807	2.73%, 05/25/2036 ⌂ Δ	640
1,125	5.86%, 04/25/2037	811
	CS First Boston Mortgage Securities Corp.
418	4.51%, 07/15/2037	414
	CW Capital Cobalt Ltd.
3,400	5.48%, 04/15/2047	3,092
	Daimler Chrysler Automotive Trust
900	4.71%, 09/10/2012 Δ	903
	DB Master Finance LLC
2,600	5.78%, 06/20/2031 ■	2,116
	First Horizon Mortgage Pass-Through Trust
9,780	5.84%, 05/25/2037 ⌂ Δ	8,751
	Ford Credit Floorplan Master Owner Trust
2,600	2.64%, 06/15/2011 Δ	2,546
	GE Business Loan Trust
1,827	3.46%, 05/15/2034 ■Δ	1,065
43,162	6.14%, 05/15/2034 ⌂ ►	294
	GMAC Commercial Mortgage Securities, Inc.
3,400	4.86%, 12/10/2041	3,186
	Goldman Sachs Mortgage Securities Corp. II
26,042	4.38%, 08/10/2038 ⌂ ►	167
	Green Tree Financial Corp.
227	7.24%, 06/15/2028	227
	Greenwich Capital Commercial Funding Corp.
6,300	5.74%, 12/10/2049 Δ	5,815
4,140	6.11%, 07/10/2038 Δ	4,009
	GS Mortgage Securities Corp. II Class A4
9,730	5.80%, 08/10/2045 Δ	9,092
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 † ⌂	203
	JP Morgan Chase Commercial Mortgage Securities Corp.
89,994	4.82%, 08/12/2037 ⌂ ►	243
89,557	5.42%, 05/12/2045 ⌂ ►	1,689
4,650	5.47%, 04/15/2043 Δ	4,364
4,300	5.54%, 12/12/2043 Δ	3,196
3,940	5.72%, 02/15/2051	3,608
4,885	5.75%, 02/12/2049 Δ	4,539
3,450	6.07%, 02/12/2051	3,259
3,040	6.20%, 02/12/2051 ■ Δ	2,230
	LB-UBS Commercial Mortgage Trust
24,869	5.26%, 09/15/2039 ► >	611
975	5.45%, 11/15/2038 Δ >	731
2,445	5.48%, 11/15/2038 Δ >	1,778
	Lehman Brothers Small Balance Commercial
924	5.52%, 09/25/2030 ■ >	875
1,100	5.62%, 09/25/2036 ■ >	964
	Marlin Leasing Receivables LLC
2,870	5.33%, 09/16/2013 ■	2,924
	Merrill Lynch/Countrywide Commercial Mortgage Trust
21,793	5.27%, 07/12/2046 ►	619
	Morgan Stanley Capital I
3,100	5.23%, 09/15/2042	2,937
	Morgan Stanley Dean Witter Capital I
2,800	5.36%, 03/15/2044	2,531
3,545	8.05%, 08/25/2032 ⌂ ►	—
	Nationstar Home Equity Loan Trust
54	9.97%, 03/25/2037 ⌂ Δ	27
	Option One Mortgage Loan Trust — Class M6
875	6.99%, 03/25/2037 ⌂	116

175

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

	Finance (continued)
	Option One Mortgage Loan Trust — Class M7
$600	6.99%, 03/25/2037 ⌂	$71
	Option One Mortgage Loan Trust — Class M8
600	6.99%, 03/25/2037 ⌂	68
	Popular ABS Mortgage Pass-Through Trust
650	4.75%, 12/25/2034	583
505	5.42%, 04/25/2035	422
	Renaissance Home Equity Loan Trust
800	5.36%, 05/25/2035 ⌂	594
1,260	5.75%, 05/25/2036 ⌂ Δ	1,049
	Renaissance Home Equity Loan Trust - Class M5
1,550	7.00%, 09/25/2037 ⌂	276
	Renaissance Home Equity Loan Trust - Class M8
1,950	7.00%, 09/25/2037 ⌂	219
	Soundview NIM Trust
85	6.41%, 12/25/2036 ⌂	4
	Swift Master Automotive Receivables Trust
4,225	3.11%, 10/15/2012 Δ	3,911
	Wachovia Bank Commercial Mortgage Trust
8,470	3.65%, 02/15/2041 ⌂ ►	149
417	4.52%, 05/15/2044	412
3,400	5.34%, 12/15/2043	3,069
2,650	5.42%, 01/15/2045	2,630
4,100	5.74%, 06/15/2049 Δ	3,801
3,000	5.79%, 07/15/2045 Δ	2,725
685,909	10.00%, 02/15/2051 ⌂ ►	1,139
	Wamu Commercial Mortgage Securities Trust
4,760	6.14%, 03/23/2045 ■ Δ	3,348
	Wells Fargo Alternative Loan Trust
3,861	6.25%, 11/25/2037	3,516

	Total asset & commercial mortgage backed securities (Cost $196,685)	$178,077

CORPORATE BONDS: INVESTMENT GRADE — 34.8%
	Basic Materials — 0.4%
	International Paper Co.
$3,695	7.40%, 06/15/2014	$3,691
	Rohm & Haas Holdings
2,156	5.60%, 03/15/2013	2,167

		5,858

	Capital Goods — 0.5%
	Xerox Corp.
8,570	6.35%, 05/15/2018	8,290

	Consumer Cyclical — 1.2%
	CRH America, Inc.
2,030	8.13%, 07/15/2018	2,050
	Kroger Co.
5,400	6.15%, 01/15/2020	5,343
	SABMiller plc
2,320	5.70%, 01/15/2014 ■	2,300
	Safeway, Inc.
3,128	5.80%, 08/15/2012 ▼	3,177
	Tesco plc
4,865	5.50%, 11/15/2017 ■	4,666
	Wal-Mart Stores, Inc.
1,130	6.50%, 08/15/2037	1,136

		18,672

	Consumer Staples — 1.0%
	Clorox Co.
738	5.95%, 10/15/2017	729
	Diageo Capital plc
3,170	5.50%, 09/30/2016	3,135
	Diageo Finance B.V.
1,490	5.30%, 10/28/2015	1,464
4,412	5.50%, 04/01/2013	4,467
	Dr. Pepper Snapple Group
3,456	6.82%, 05/01/2018 ■	3,475
	General Mills, Inc.
1,850	5.70%, 02/15/2017	1,822

		15,092

	Energy — 1.4%
	Canadian National Resources Ltd.
391	6.25%, 03/15/2038	369
4,175	6.50%, 02/15/2037	4,061
	Consumers Energy Co.
1,460	5.15%, 02/15/2017	1,384
1,595	5.38%, 04/15/2013	1,579
	Enterprise Products Operations LLC
4,122	6.50%, 01/31/2019	4,144
	Petro-Canada
4,380	5.95%, 05/15/2035	3,872
	Ras Laffan Liquefied Natural Gas Co., Ltd.
241	3.44%, 09/15/2009 ■	241
4,940	5.30%, 09/30/2020 ■	4,613
	TNK-BP Finance S.A.
2,090	7.50%, 03/13/2013 — 07/18/2016 ■	1,951

		22,214

	Finance — 16.6%
	ABX Financing Co.
2,232	6.35%, 10/15/2036 ■ ‡	2,008
	American Capital Strategies Ltd.
2,597	6.85%, 08/01/2012 ‡	2,360
	American Express Co.
2,547	5.50%, 04/16/2013	2,466
3,463	5.55%, 10/17/2012	3,373
1,432	8.15%, 03/19/2038	1,479
	American International Group, Inc.
5,200	8.17%, 05/15/2058 ■ Δ	4,659
	American Real Estate Partners L.P.
1,580	7.13%, 02/15/2013	1,414
	Amvescap plc
3,110	4.50%, 12/15/2009 ‡	3,007
1,206	5.38%, 02/27/2013 ‡	1,115
	Army Hawaii Family Housing Trust Certificates
915	5.52%, 06/15/2050 ■ ‡	777
	BAE Systems Holdings, Inc.
3,194	5.20%, 08/15/2015 ■ ‡	3,083

176

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount /╬			Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

		Finance (continued)
		Bank of America Corp.
	$10,630	8.00%, 12/29/2049 Δ	$9,806
	3,243	8.13%, 12/29/2049	3,017
		Barclays Bank plc
	2,602	7.70%, 10/25/2049 ■ Δ	2,512
		Berkshire Hathaway Finance Corp.
	3,010	4.60%, 05/15/2013 ■	2,999
	2,669	5.00%, 08/15/2013 ■	2,675
		BNP Paribas Capital Trust
	774	9.00%, 12/29/2049 ■ Δ	789
		CIT Group, Inc.
	3,020	6.10%, 03/15/2067 Δ ‡	1,197
		Citigroup, Inc.
	6,610	8.30%, 12/21/2057 Δ	6,035
	8,646	8.40%, 12/31/2049 Δ	7,403
		Comerica Capital Trust II
	2,270	6.58%, 02/20/2037 Δ	1,389
		Countrywide Financial Corp.
	3,546	6.25%, 05/15/2016 ▼	3,055
		COX Communications, Inc.
	2,800	5.45%, 12/15/2014	2,708
	8,093	6.25%, 06/01/2018 ■	7,970
		Credit Agricole S.A.
	9,629	6.64%, 05/31/2049 ■ Δ	7,602
		Credit Suisse First Boston USA, Inc.
	1,059	6.50%, 01/15/2012	1,093
		Credit Suisse New York
	3,375	6.00%, 02/15/2018	3,231
		Deutsche Bank AG London
	13,271	4.88%, 05/20/2013	13,025
		Duke Capital LLC
	2,796	6.25%, 02/15/2013 ▼	2,866
		ERAC USA Finance Co.
	2,865	5.60%, 05/01/2015 ▼ ■	2,475
		General Electric Capital Corp.
	3,730	5.25%, 10/19/2012	3,749
	3,410	5.63%, 05/01/2018	3,316
	8,175	6.37%, 11/15/2067 Δ	7,551
		Goldman Sachs Capital Trust II
	7,360	5.79%, 12/29/2049 Δ	4,871
		International Lease Finance Corp.
	1,573	6.38%, 03/25/2013	1,360
		Janus Capital Group, Inc.
	4,470	6.70%, 06/15/2017	4,151
		JP Morgan Chase & Co.
	12,741	7.90%, 12/01/2049	11,786
		Lincoln National Corp.
	4,957	6.05%, 04/20/2067	3,988
		Mellon Capital IV
	5,444	6.24%, 06/20/2049 Δ	4,204
		Merrill Lynch & Co., Inc.
	7,260	5.45%, 02/05/2013	6,735
		Metlife, Inc.
	220	5.38%, 12/15/2012 ▼	217
		National City Bank of Ohio
	800	4.50%, 03/15/2010	666
		National City Corp.
	6,607	12.00%, 12/29/2049 ▼	3,894
		North Street Referenced Linked Notes
	850	3.85%, 07/30/2010 ⌂ Δ	535
		Northern Rock plc
	228	5.60%, 04/30/2049 ■	127
		Northgroup Preferred Capital Corp.
	2,685	6.38%, 10/15/2049 ⌂ Δ	1,857
		NYSE Euronext
	4,410	4.80%, 06/28/2013	4,362
		Oesterreichische Kontrollbank AG
JPY	1,917,000	1.80%, 03/22/2010	18,009
		PNC Preferred Funding Trust II
	9,700	6.11%, 03/15/2049 ■ Δ	6,517
		Progressive Corp.
	6,440	6.70%, 06/15/2037 Δ	5,467
		Prudential Financial, Inc.
	3,215	5.15%, 01/15/2013	3,138
	7,590	8.88%, 06/15/2038 Δ	7,321
		RBS Capital Trust IV
	5,650	3.60%, 09/29/2049 Δ	4,484
		Rio Tinto Finance USA, Ltd.
	3,845	5.88%, 07/15/2013	3,889
		State Street Capital Trust III
	2,348	8.25%, 12/29/2049 Δ	2,366
		Travelers Cos, Inc.
	1,723	6.25%, 03/15/2037 Δ	1,454
		Unicredito Italiano Capital Trust
	2,200	9.20%, 10/29/2049 ■	2,227
		Unicredito Luxembourg Finance S.A.
	6,680	6.00%, 10/31/2017 ■	6,260
		UnitedHealth Group, Inc.
	3,256	4.88%, 02/15/2013	3,154
		US Bank Realty Corp.
	4,700	6.09%, 12/22/2049 ■ Δ	3,055
		USB Capital IX
	1,384	6.19%, 03/29/2049 Δ	969
		VTB Capital S.A.
	585	6.61%, 10/31/2012 ◘	567
		Wachovia Capital Trust III
	4,030	5.80%, 03/15/2042	2,277
		Wachovia Corp.
	3,245	7.98%, 02/28/2049 Δ	2,494
		Wells Fargo Capital XIII
	8,885	7.70%, 12/29/2049 Δ	8,418
		Westfield Group
	2,683	5.70%, 10/01/2016 ■	2,410
		ZFS Finance USA Trust I
	3,725	6.50%, 05/09/2037 ■ Δ	3,192

			258,625

		Foreign Governments — 3.0%
		Bundesobligation
EUR	10,130	3.50%, 04/12/2013	15,228
		El Salvador (Republic of)
	390	7.65%, 06/15/2035 ◘	381
	700	8.50%, 07/25/2011 ◘	736
		United Kingdom Government
GBP	15,440	5.00%, 03/07/2018	31,078

			47,423

177

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

	Health Care — 1.3%
	Cardinal Health, Inc.
$2,713	5.50%, 06/15/2013	$2,709
	Covidien International Finance S.A.
4,123	5.45%, 10/15/2012	4,104
	CVS Caremark Corp.
5,796	6.30%, 06/01/2037 Δ ‡	4,970
	Glaxosmithkline Capital, Inc.
5,690	4.85%, 05/15/2013	5,690
	Walgreen Co.
2,457	4.88%, 08/01/2013	2,452

		19,925

	Services — 1.0%
	Comcast Corp.
2,421	6.30%, 11/15/2017	2,404
1,280	6.50%, 01/15/2015	1,298
	Mashantucket Western Pequot Revenue Bond
813	5.91%, 09/01/2021 ⌂	699
	Time Warner Entertainment Co., L.P.
5,465	8.38%, 07/15/2033	5,835
	Time Warner, Inc.
1,002	6.50%, 11/15/2036	869
	Waste Management, Inc.
4,684	6.10%, 03/15/2018	4,477

		15,582

	Technology — 4.8%
	Agilent Technologies, Inc.
1,911	6.50%, 11/01/2017	1,862
	AT&T, Inc.
3,583	4.95%, 01/15/2013	3,584
7,022	5.50%, 02/01/2018	6,854
2,870	5.60%, 05/15/2018 ▼	2,819
	British Telecommunications plc
2,607	5.15%, 01/15/2013	2,550
	Cingular Wireless Services, Inc.
4,780	8.75%, 03/01/2031 ‡	5,567
	Embarq Corp.
4,731	7.08%, 06/01/2016	4,421
	Koninklijke Philips Electronics N.V.
3,748	5.75%, 03/11/2018	3,701
	Oracle Corp.
1,298	5.75%, 04/15/2018	1,295
5,522	6.50%, 04/15/2038	5,514
	Rogers Cable, Inc.
855	8.75%, 05/01/2032	964
	Rogers Communications, Inc.
5,790	6.80%, 08/15/2018	5,798
	Rogers Wireless, Inc.
1,332	6.38%, 03/01/2014	1,336
	TCI Communications, Inc.
685	8.75%, 08/01/2015	751
	Telecom Italia Capital
5,555	7.72%, 06/04/2038	5,468
	Tele-Communications, Inc.
2,075	7.88%, 08/01/2013	2,234
	Tyco Electronics Group S.A.
1,467	6.00%, 10/01/2012	1,476
1,540	6.55%, 10/01/2017	1,522
	Verizon Communications, Inc.
5,802	5.50%, 02/15/2018	5,549
3,364	6.90%, 04/15/2038	3,336
	Verizon Virginia, Inc.
4,370	4.63%, 03/15/2013	4,186
	Vodafone Group plc
3,510	6.15%, 02/27/2037	3,161

		73,948

	Transportation — 0.9%
	American Airlines, Inc.
1,035	7.86%, 10/01/2011 ‡	952
	Canadian Pacific Railway Co.
3,135	5.75%, 05/15/2013	3,111
	Continental Airlines, Inc.
916	6.70%, 06/15/2021	799
746	8.05%, 11/01/2020	702
	CSX Corp.
3,945	6.75%, 03/15/2011 ▼	4,018
	Norfolk Southern Corp.
2,568	5.75%, 04/01/2018	2,509
	Union Pacific Corp.
2,224	5.70%, 08/15/2018	2,149

		14,240

	Utilities — 2.7%
	AES El Savador Trust
800	6.75%, 02/01/2016 ⌂	712
	CenterPoint Energy Resources Corp.
4,655	6.13%, 11/01/2017	4,534
690	6.63%, 11/01/2037	622
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	2,823
	Columbus Southern Power Co.
2,433	6.05%, 05/01/2018	2,418
	Commonwealth Edison Co.
1,866	5.80%, 03/15/2018	1,815
	Detroit Edison Co.
565	6.13%, 10/01/2010	585
	Duke Energy Corp.
1,280	5.25%, 01/15/2018	1,255
	E.On International Finance
5,660	5.80%, 04/30/2018 ■	5,560
	Enbridge Energy Partners
2,106	6.50%, 04/15/2018 ■	2,094
	Florida Power Corp.
1,152	5.80%, 09/15/2017	1,178
	Kinder Morgan Energy Partners L.P.
2,175	6.50%, 02/01/2037	2,014
	NGPL Pipeco LLC
2,509	6.51%, 12/15/2012 ■	2,532
	Northeast Utilities
1,450	5.65%, 06/01/2013	1,442
	Northern States Power Co.
1,170	6.25%, 06/01/2036	1,180
	Pacific Gas & Electric Co.
1,655	5.63%, 11/30/2017	1,639
	PSEG Power
1,287	5.00%, 04/01/2014	1,221
	Puget Sound Energy, Inc.
630	7.96%, 02/22/2010	659

178

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount/ ╬			Value +

CORPORATE BONDS: INVESTMENT GRADE (continued)

		Utilities (continued)
		Taqa Abu Dhabi National Energy Co.
	$3,350	5.62%, 10/25/2012 ■	$3,294
	1,825	6.60%, 08/01/2013 ■	1,843
		Virginia Electric & Power Co.
	1,627	5.10%, 11/30/2012	1,625
		Westar Energy, Inc.
	250	5.15%, 01/01/2017	233

			41,278

		Total corporate bonds: investment grade (Cost $574,372)	$541,147

CORPORATE BONDS: NON-INVESTMENT GRADE — 5.1%
		Basic Materials — 0.5%
		AK Steel Corp.
	$2,785	7.75%, 06/15/2012	$2,855
		Evraz Group S.A.
	1,100	8.88%, 04/24/2013 ■	1,070
		Potlatch Corp.
	1,900	13.00%, 12/01/2009 ⌂ Δ	2,069
		Vedanta Resources plc
	1,100	8.75%, 01/15/2014 ■	1,100
		Vitro S.A.
	740	8.63%, 02/01/2012 ▼	636

			7,730

		Capital Goods — 0.1%
		Bombardier, Inc.
	1,830	6.30%, 05/01/2014 ■ ‡	1,739

		Consumer Cyclical — 0.2%
		General Motors Corp.
	545	7.20%, 01/15/2011 ▼	358
		Parkson Retail Group Ltd.
	800	7.88%, 11/14/2011 ⌂	796
		Supervalu, Inc.
	2,150	7.50%, 11/15/2014	2,121

			3,275

		Consumer Staples — 0.2%
		Arantes International
	1,000	10.25%, 06/19/2013 ■	890
		MHP S.A.
	1,555	10.25%, 11/30/2011 ⌂	1,477
		Sino-Forest Corp.
	1,429	9.13%, 08/17/2011 ◘	1,447

			3,814

		Energy — 0.2%
		Noble Group Ltd.
	700	6.63%, 03/17/2015 ■	607
		Range Resources Corp.
	2,475	7.38%, 07/15/2013	2,444

			3,051

		Finance — 0.5%
		Citigroup (JSC Severstal)
	1,250	9.25%, 04/19/2014 ◘	1,237
		Ford Motor Credit Co.
	2,430	7.24%, 04/15/2012 Δ	2,307
		General Motors Acceptance Corp.
	1,685	6.88%, 09/15/2011	1,113
		Kazkommerts International B.V.
	412	8.00%, 11/03/2015 ■	315
		LPL Holdings, Inc.
	1,110	10.75%, 12/15/2015 ⌂	1,066
		Oceanografia S.A. de CV
	1,140	11.25%, 07/15/2015 ■	1,112
		RBS-Zero Hora Editora Journalistica
BRL	1,000	11.25%, 06/15/2017 ⌂	485
		TuranAlem Finance B.V.
	350	7.75%, 04/25/2013 ◘	285

			7,920

		Foreign Governments — 0.5%
		Argentina (Republic of)
	2,025	7.00%, 10/03/2015	1,352
		Brazil (Republic of)
BRL	1,680	10.00%, 01/01/2017	883
		Indonesia (Republic of)
	300	6.88%, 03/09/2017 ◘	297
	365	7.75%, 01/17/2038 ◘	350
		Sri Lanka (Republic of)
	1,900	8.25%, 10/24/2012 ⌂	1,710
		Venezuela (Republic of)
	1,795	3.79%, 04/20/2011 ◘ Δ	1,602
	740	5.75%, 02/26/2016	560
	850	6.00%, 12/09/2020	574

			7,328

		Health Care — 0.4%
		HCA, Inc.
	2,635	9.25%, 11/15/2016	2,714
		Rite Aid Corp.
	635	7.50%, 03/01/2017 ▼	514
	2,375	10.38%, 07/15/2016	2,203

			5,431

		Services — 1.0%
		Allied Waste North America, Inc.
	3,500	5.75%, 02/15/2011 ▼	3,456
		Clear Channel Communications, Inc.
	2,200	7.65%, 09/15/2010	2,068
		Dex Media West LLC, Inc.
	1,980	9.88%, 08/15/2013	1,554
		DirecTV Holdings LLC
	1,910	7.63%, 05/15/2016 ■	1,896
		Harrah’s Operating Co., Inc.
	2,610	10.75%, 02/01/2016 ■	1,971
		MGM Mirage, Inc.
	3,300	6.75%, 04/01/2013	2,755
		SunGard Data Systems, Inc.
	2,194	10.25%, 08/15/2015 ▼	2,227

			15,927

		Technology — 1.2%
		Advanced Micro Devices, Inc.
	2,200	6.00%, 05/01/2015 ■ ۞ ‡	1,149
		Charter Communications Operating LLC
	3,450	8.00%, 04/30/2012 ■	3,286
		CSC Holdings, Inc.
	2,785	7.63%, 04/01/2011	2,754
		Intelsat Bermuda Ltd.
	3,500	9.25%, 06/15/2016	3,404
		Intelsat Corp.
	2,500	9.25%, 06/15/2016 ■	2,456

179

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

CORPORATE BONDS: NON-INVESTMENT GRADE (continued)

	Technology (continued)
	Vimpelcom
$2,550	8.38%, 04/30/2013 ■	$2,496
	Windstream Corp.
3,400	8.63%, 08/01/2016	3,443

		18,988

	Transportation — 0.1%
	Bristow Group, Inc.
1,570	7.50%, 09/15/2017	1,546
	Grupo Senda Autotransporte
740	10.50%, 10/03/2015 ⌂	718

		2,264

	Utilities — 0.2%
	Edison Mission Energy
65	7.50%, 06/15/2013	65
	NRG Energy, Inc.
1,745	7.38%, 01/15/2017	1,684
	Rede Empresas De Energia
745	11.13%, 04/02/2049 ⌂	717

		2,466

	Total corporate bonds: non-investment grade (Cost $84,485)	$79,933

MUNICIPAL BONDS — 0.1%
	General Obligations — 0.1%
	Oregon School Boards Association, Taxable Pension
$1,250	4.76%, 06/30/2028	$1,127

	Total municipal bonds (Cost $1,250)	$1,127

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE ♦ — 0.2%
	Consumer Cyclical — 0.1%
	Oshkosh Truck Corp.
$345	4.09%, 12/06/2013 ±	$308
	William Carter Co.
1,255	4.12%, 07/14/2012 ±	1,195

		1,503

	Services — 0.1%
	CSC Holdings, Inc.
1,387	4.21%, 03/24/2013 ±	1,312

	Total senior floating rate interests: investment grade (Cost $2,937)	$2,815

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 4.4%
	Basic Materials — 0.7%
	Cenveo, Inc.
$1,323	4.55%, 06/21/2013 – 03/16/2014 ±	$1,237
	Georgia-Pacific Corp.
2,055	4.45%, 12/20/2012 ±	1,938
	Goodyear Tire & Rubber Co.
775	4.54%, 04/18/2014 ±	714
	Graham Packaging Co., Inc.
1,762	4.99%, 04/03/2014 ±	1,677
	Graphic Packaging Corp.
310	4.79%, 08/08/2010 ±	290
	Hexion Specialty Chemicals
733	5.00%, 05/15/2013 ±	639
	Huntsman International LLC
1,356	4.21%, 04/23/2014 ±	1,268
	Ineos Group
503	4.88%, 12/16/2014 ±	426
503	5.38%, 02/01/2013 ±	426
	Jarden Corp.
1,557	5.30%, 01/24/2012 ±	1,507
	Novelis, Inc., Canadian Term Loan
256	4.81%, 07/06/2014 ±	240
	Novelis, Inc., U.S. Term Loan
562	4.81%, 07/06/2014 ±	529

		10,891

	Capital Goods — 0.0%
	Yankee Candle Co.
785	4.80%, 02/06/2014 ±	690

	Consumer Cyclical — 0.7%
	AM General LLC
938	4.97%, 09/30/2013 ±	854
	American General Finance Corp.
37	5.46%, 09/01/2013 ◊	33
	Aramark Corp.
38	4.32%, 01/19/2014 ◊	36
620	4.68%, 01/19/2014 ±	590
	Delphi Corp.
980	7.25%, 12/31/2008 ¤ ±	970
	Ford Motor Co.
5,970	5.46%, 12/15/2013 ±	4,695
	Lear Corp.
627	5.13%, 04/25/2012 ±	575
	Masonite International Corp., Canadian Term Loan
440	4.83%, 04/30/2010 ±	386
	Masonite International Corp., U.S. Term Loan
441	4.83%, 04/30/2010 ±	386
	Michaels Stores, Inc.
772	4.75%, 11/11/2013 ±	620
	Roundy’s Supermarkets, Inc.
1,245	5.21%, 11/03/2011 ±	1,190

		10,335

	Consumer Staples — 0.0%
	Dole Food Co., Inc.
52	3.66%, 04/12/2013 ◊	48
96	4.82%, 04/12/2013 ±	89
379	4.86%, 04/12/2013 ±	349

		486

	Finance — 0.4%
	Brickman Group Holdings, Inc.
1,191	4.80%, 01/24/2014 ±	1,078
	Chrysler Financial Services NA
928	6.78%, 08/03/2012 ±	762
	Community Health Systems, Inc.
139	1.00%, 07/02/2014 ◊ *	131
2,721	4.85%, 07/02/2014 ±	2,567
	Crescent Resources LLC
1,428	5.96%, 09/07/2012 ±	919
	General Growth Properties, Inc.
657	3.62%, 02/24/2010 ±	578

180

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)

	Finance (continued)
	Golden Gate National
$957	5.21%, 03/14/2011 ±	$895

		6,930

	Health Care — 0.5%
	Carestream Health, Inc.
1,189	4.75%, 04/12/2013 ±	1,050
	HCA, Inc.
976	4.80%, 11/14/2012 ±	915
2,057	5.05%, 11/17/2013 ±	1,934
	HealthSouth Corp.
675	5.29%, 03/07/2013 ±	636
	IASIS Healthcare Capital Corp.
66	4.36%, 03/15/2014 ◊	62
968	4.46%, 01/15/2014 — 03/15/2014 ±	903
	Skilled Healthcare Group, Inc.
1,700	5.00%, 06/15/2012 ±	1,573
	Vanguard Health Holdings Co. II LLC
303	5.05%, 09/23/2011 ±	291

		7,364

	Services — 1.3%
	Affinion Group, Inc.
765	5.17%, 10/07/2012 ±	730
	Cedar Fair L.P.
1,243	4.46%, 07/21/2013 ±	1,171
	Emdeon Business Services LLC
180	4.81%, 11/16/2013 ±	169
	Gray Television, Inc.
641	4.29%, 12/31/2014 ±	547
	Harrah’s Entertainment, Inc.
958	5.80%, 01/28/2015 ±	846
	Idearc, Inc.
2,215	4.21%, 11/17/2013 ±	1,729
1,203	4.79%, 11/17/2014 ±	891
	inVentiv Health, Inc.
601	4.56%, 07/05/2014 ±	560
	Las Vegas Sands Corp.
352	4.56%, 05/23/2014 ±	304
	Las Vegas Sands Corp., Delayed Draw Term Loan 1
71	4.56%, 05/23/2014 ±	61
	Metavante Corp.
957	4.62%, 10/31/2014 ±	908
	MGM Mirage, Inc.
1,649	3.49%, 10/03/2011 ±	1,479
	R.H. Donnelley, Inc.
1,271	6.71%, 06/30/2011 ±	1,201
	Regal Cinemas, Inc.
1,329	4.30%, 10/27/2013 ±	1,252
	SunGard Data Systems, Inc.
1,457	4.51%, 02/28/2014 ±	1,374
	Tribune Co.
1,981	8.29%, 05/26/2015 ⌂ ±	1,169
	UPC Financing Partnership
1,447	4.22%, 12/31/2014 ±	1,352
	West Corp.
1,831	4.95%, 10/23/2013 ±	1,637
	WideOpenWest Finance LLC
2,687	9.50%, 06/29/2015 ⌂ ±	2,176

		19,556

	Technology — 0.5%
	Charter Communications Operating LLC
806	4.80%, 04/28/2013 ±	706
	Freescale Semiconductor, Inc.
660	4.22%, 11/28/2013 ±	594
	Intelsat Bermuda Ltd., Term Loan B 2A
260	5.29%, 01/03/2014 ±	245
	Intelsat Bermuda Ltd., Term Loan B 2B
260	5.29%, 01/03/2014 ±	245
	Intelsat Bermuda Ltd., Term Loan B 2C
260	5.29%, 01/03/2014 ±	245
	Leap Wireless International, Inc.
956	6.50%, 06/15/2013 ±	935
	Mediacom Broadband LLC, Term Loan D1
1,535	4.22%, 01/31/2015 ±	1,407
	Mediacom Broadband LLC, Term Loan D2
392	4.22%, 01/31/2015 ±	361
	MetroPCS Wireless, Inc.
1,339	4.08%, 11/02/2013 ±	1,275
	Time Warner Telecom Holdings, Inc.
1,623	4.47%, 07/01/2013 ±	1,554

		7,567

	Utilities — 0.3%
	Astoria Generating Co. Acquisitions LLC
390	6.56%, 08/23/2013 ±	370
	Mirant North America LLC
579	4.21%, 01/03/2013 ±	558
	NRG Energy, Inc.
1,174	4.30%, 06/08/2013 ±	1,119
575	6.85%, 02/01/2013 ±	548
	Texas Competitive Electric Holdings Co. LLC
794	6.24%, 10/12/2014 ±	743
794	6.26%, 10/24/2014 ±	746

		4,084

	Total senior floating rate interests: non-investment grade (Cost $73,919)	$67,903

U.S. GOVERNMENT AGENCIES — 31.0%
	Federal Home Loan Mortgage Corporation — 12.6%
	Mortgage Backed Securities:
$2,375	5.02%, 2035 Δ	$2,371
5,508	5.32%, 2037 Δ	5,539
6,720	5.39%, 2037 Δ	6,789
2,320	5.43%, 2036 Δ	2,333
773	5.46%, 2036 Δ	777
65,643	5.50%, 2037 — 2038	64,159
1,194	5.82%, 2036 Δ	1,205
73,172	6.00%, 2023 — 2038	73,749
30,485	6.50%, 2037 — 2038	31,346

		188,268

	Remic — Pac’s:
8,425	5.00%, 2034	8,075

		196,343

181

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association — 15.3%
	Mortgage Backed Securities:
$566	4.66%, 2034 Δ	$568
2,241	4.69%, 2035 Δ	2,241
1,255	4.75%, 2035 Δ	1,264
455	4.79%, 2035 Δ	464
1,365	4.86%, 2035 Δ	1,372
1,480	4.94%, 2035 Δ	1,471
60,798	5.00%, 2018 — 2034	58,663
1,152	5.08%, 2035 Δ	1,147
19,523	5.27%, 2038	19,541
57,920	5.50%, 2017 — 2037	57,032
5,320	6.00%, 2013 — 2033	5,389
22,385	6.00%, 2037 *	22,483
61,696	6.50%, 2031 — 2038	63,427
2,008	7.00%, 2037	2,103
240	7.50%, 2029 — 2031	258

		237,423

	Government National Mortgage Association — 2.4%
	Mortgage Backed Securities:
10,502	5.50%, 2033 — 2038	10,439
23,849	6.00%, 2032 — 2037	24,095
2,620	6.50%, 2028 — 2032	2,716

		37,250

	Other Government Agencies — 0.7%
	Small Business Administration Participation Certificates:
5,234	5.56%, 2027	5,252
5,524	5.57%, 2027	5,523

		10,775

	Total U.S. government agencies (Cost $484,843)	$481,791

U.S. GOVERNMENT SECURITIES — 6.7%
	U.S. Treasury Securities — 6.7%
	U.S. Treasury Bonds:
$28,500	4.38%, 2038 ▼	$27,465
4,159	5.00%, 2037 ▼	4,418

		31,883

	U.S. Treasury Notes:
64,424	3.38%, 2013	64,734
7,788	3.50%, 2013 ▼	7,874

		72,608

	Total U.S. government securities (Cost $103,498)	$104,491

Shares
PREFERRED STOCK — 0.4%
	Finance — 0.4%
88	Federal Home Loan Mortgage Corp. 8.25%	$1,489
314	Federal National Mortgage Association 8.13%	5,275

	Total preferred stock (Cost $8,471)	$6,764

	Total long-term investments (Cost $1,530,460)	$1,464,048

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS — 12.8%
	Finance — 3.7%
	BNP Paribas Finance
$14,613	2.15%, 08/01/2008	$14,612
	Greenwich Capital Holdings
14,000	2.15%, 08/01/2008	13,999
	Rabobank USA
14,000	2.16%, 08/01/2008	13,999
	Societe Generale NA
14,000	2.09%, 08/01/2008	14,000

		56,610

Shares
Investment Pools and Funds — 0.0%
—	State Street Bank Money Market Fund	—

Principal
Amount
	Repurchase Agreements — 1.8%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $9,441, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $9,708)
$9,440	2.05% dated 07/31/2008	$9,440
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $9,441, collateralized by U.S. Treasury Note 4.25%, 2014, value of $9,706)
9,440	2.00% dated 07/31/2008	9,440
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $9,354, collateralized by U.S. Treasury Bond 5.25% - 7.13%, 2023 - 2029, value of $9,557)
9,353	2.03% dated 07/31/2008	9,353

		28,233

Shares
Securities Purchased with Proceeds from Security Lending — 6.8%
Cash Collateral Reinvestment Fund:
106,132	Navigator Prime Portfolio	106,132

Principal
Amount
	U.S. Treasury Bills — 0.5%
$8,000	1.99%, 09/11/2008 ○ □		7,986

	Total short-term investments (Cost $198,956)		$198,961

	Total investments (Cost $1,729,416) ▲	106.9%	$1,663,009
	Other assets and liabilities	(6.9)%	(107,495)

	Total net assets	100.0%	$1,555,514

182

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.16% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $1,729,874 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,603
Unrealized Depreciation	(72,468)

Net Unrealized Depreciation	$(66,865)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $1,999, which represents 0.13% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2008.

¤	The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $127,515, which represents 8.20% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2008, the market value of these securities amounted to $6,902 or 0.44% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2008 was $22,717.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period			Cost
Acquired	Shares/Par	Security	Basis
10/2006	2,050	ACT Depositor Corp., 5.38%, 09/22/2041 - 144A	$1,996
06/2008	800	AES El Savador Trust, 6.75%, 02/01/2016 - Reg S	731
03/2005	16,555	Banc of America Commercial Mortgage, Inc., 4.52%, 09/11/2036 - 144A	312
08/2006	1,230	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	1,212
08/2007	19,728	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	2,718
04/2007	1,000	Bayview Financial Acquisition Trust, 4.11%, 05/28/2037	1,000
10/2004	11,867	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	255
12/2004	9,364	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	190
03/2004	22,478	Bear Stearns Commercial Mortgage Securities, Inc., 5.50%, 02/11/2041 - 144A	442
04/2006 - 08/2007	17,547	CBA Commercial Small Balance Commercial Mortgage — Class X1, 7.00%, 06/25/2038 - 144A	866
04/2006	8,991	CBA Commercial Small Balance Commercial Mortgage — Class X2, 7.00%, 07/25/2035 - 144A	523
02/2007	—	Citigroup Mortgage Loan Trust, Inc., 0.00%, 01/25/2037 - 144A	—
02/2007 - 07/2008	318	Citigroup Mortgage Loan Trust, Inc., 12.00%, 01/25/2037 - 144A	561
07/2007	807	Credit-Based Asset Servicing and Securitization, 2.73%, 05/25/2036 - 144A	794
05/2007	9,780	First Horizon Mortgage Pass-Through Trust, 5.84%, 05/25/2037	9,802
06/2006	43,162	GE Business Loan Trust, 6.14%, 05/15/2034 - 144A	278
07/2004	26,042	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 - 144A	163
05/2008	740	Grupo Senda Autotransporte, 10.50%, 10/03/2015 - 144A	739

183

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Period			Cost
Acquired	Shares/Par	Security	Basis
03/2007	385	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	$385
03/2005	89,994	JP Morgan Chase Commercial Mortgage Securities Corp., 4.82%, 08/12/2037	205
09/2006	89,557	JP Morgan Chase Commercial Mortgage Securities Corp., 5.42%, 05/12/2045	1,748
10/2007 - 04/2008	1,110	LPL Holdings, Inc., 10.75%, 12/15/2015 - 144A	1,129
07/2005	813	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 - 144A	813
11/2006	1,555	MHP S.A., 10.25%, 11/30/2011 - 144A	1,559
04/2005 - 08/2006	3,545	Morgan Stanley Dean Witter Capital I, 8.05%, 08/25/2032 - Reg D	84
04/2007	54	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	54
11/2006	850	North Street Referenced Linked Notes, 3.85%, 07/30/2010 - 144A	776
05/2007	2,685	Northgroup Preferred Capital Corp., 6.38%, 10/15/2049 - 144A	2,685
03/2007	875	Option One Mortgage Loan Trust — Class M6, 6.99%, 03/25/2037	848
03/2007	600	Option One Mortgage Loan Trust — Class M7, 6.99%, 03/25/2037	526
03/2007	600	Option One Mortgage Loan Trust — Class M8, 6.99%, 03/25/2037	481
10/2007	800	Parkson Retail Group Ltd., 7.88%, 11/14/2011	812
10/2001 - 11/2001	1,900	Potlatch Corp., 13.00%, 12/01/2009	1,936
10/2007	1,000	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 - Reg S	519
04/2008 - 06/2008	745	Rede Empresas De Energia, 11.13%, 04/02/2049 - 144A	724
03/2005	800	Renaissance Home Equity Loan Trust, 5.36%, 05/25/2035	800
03/2006	1,260	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	1,260
08/2007	1,550	Renaissance Home Equity Loan Trust — Class M5, 7.00%, 09/25/2037	1,180
08/2007	1,950	Renaissance Home Equity Loan Trust — Class M8, 7.00%, 09/25/2037	1,102
02/2007	85	Soundview NIM Trust, 6.41%, 12/25/2036 - 144A	84
10/2007 - 05/2008	1,900	Sri Lanka (Republic of), 8.25%, 10/24/2012 - 144A	1,832
05/2007	1,981	Tribune Co., 8.29%, 05/26/2015	1,981
02/2004	8,470	Wachovia Bank Commercial Mortgage Trust, 3.65%, 02/15/2041 - 144A	132
08/2007 - 10/2007	685,909	Wachovia Bank Commercial Mortgage Trust, 10.00%, 02/15/2051	1,067
06/2007 - 07/2008	2,687	WideOpenWest Finance LLC, 9.50%, 06/29/2015	$2,597

The aggregate value of these securities at July 31, 2008 was $40,056 which represents 2.58% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008.

Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)

2 Year U.S. Treasury Note	933	Long	Sep 2008	$1,302
5 Year U.S. Treasury Note	1,516	Long	Sep 2008	2,302
10 Year U.S. Treasury Note	395	Short	Sep 2008	(433)
U.S. Long Bond	364	Short	Sep 2008	(638)

				$2,533

* The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)

British Pound (Sell)	$31,508	$31,149	09/19/08	$(359)
Euro (Buy)	17,465	17,333	09/17/08	132
Euro (Sell)	17,465	17,133	09/17/08	(332)
Euro (Sell)	30,303	30,579	10/07/08	276
Japanese Yen (Buy)	15,004	15,206	08/08/08	(202)
Japanese Yen (Sell)	15,004	15,412	08/08/08	408
Japanese Yen (Buy)	15,207	15,352	08/11/08	(145)
Japanese Yen (Sell)	15,207	15,720	08/11/08	513
Japanese Yen (Buy)	15,208	15,233	08/12/08	(25)
Japanese Yen (Sell)	30,417	30,639	08/12/08	222
Japanese Yen (Sell)	15,209	15,291	08/13/08	82

				$570

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

184

The Hartford U.S. Government Securities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 7.5%
	Finance — 7.5%
	Bayview Commercial Asset Trust
$12,321	7.00%, 07/25/2037 ⌂ ►	$1,257
6,837	7.50%, 09/25/2037 ⌂ ►	803
	Bayview Financial Acquisition Trust
2,100	4.11%, 05/28/2037 ⌂ Δ	735
	CBA Commercial Small Balance Commercial Mortgage
370	6.09%, 07/25/2039 ⌂ Δ	210
390	6.50%, 07/25/2039 ⌂ Δ	153
8,679	7.25%, 07/25/2039 ⌂ ►	834
	Countrywide Asset-Backed Certificates
2,000	5.76%, 06/25/2035	765
2,000	5.80%, 07/25/2034	922
	Lehman XS Trust
1,805	6.50%, 05/25/2037 ⌂ Δ >	1,709
	Merrill Lynch/Countrywide Commercial Mortgage Trust
4,000	5.46%, 07/12/2046 Δ	3,544
	Nationstar Home Equity Loan Trust
37	9.97%, 03/25/2037 ⌂ Δ	18
	Option One Mortgage Loan Trust
1,000	6.99%, 03/25/2037 ⌂	119
	Renaissance Home Equity Loan Trust
1,430	7.00%, 09/25/2037 ⌂	289
1,080	7.50%, 04/25/2037 — 06/25/2037 ⌂	107
	Spirit Master Funding LLC
1,913	5.76%, 03/20/2024 ⌂	1,767
	Wamu Commercial Mortgage Securities Trust
3,000	6.14%, 03/23/2045 ■ Δ	2,110

	Total asset & commercial mortgage backed securities (Cost $24,072)	$15,342

CORPORATE BONDS: INVESTMENT GRADE — 0.2%
	Finance — 0.2%
	North Street Referenced Linked Notes
$500	3.85%, 07/30/2010 ⌂ Δ	$315

	Total corporate bonds: investment grade (Cost $457)	$315

U.S. GOVERNMENT AGENCIES — 77.3%
	Federal Home Loan Mortgage Corporation — 16.7%
	Mortgage Backed Securities:
$8,967	6.00%, 2032 — 2037	$9,028
49	7.00%, 2029 — 2031	52
83	9.00%, 2022	92
41	11.50%, 2015 — 2019	44
7	11.75%, 2011	7
5	12.50%, 2019	5

		9,228

	Remic — Pac’s:
24,686	6.00%, 2032	25,102

		34,330

	Federal National Mortgage Association — 48.7%
	Mortgage Backed Securities:
8,674	5.48%, 2036 Δ Θ	8,750
6,031	5.50%, 2015 — 2037	5,885
8,507	5.50%, 2036 Θ	8,333
4,481	5.99%, 2037 Δ Θ	4,565
1,584	6.00%, 2016 — 2031	1,613
1,254	6.01%, 2009	1,253
40,813	6.50%, 2013 — 2038	41,916
17	7.50%, 2030	19
14	8.00%, 2025	15
47	8.50%, 2022	51
8	9.75%, 2020	9
47	10.00%, 2020	52
27	10.50%, 2012 — 2018	30
105	11.00%, 2015 — 2020	116
12	11.25%, 2013	12
4	11.50%, 2015	4
14	12.00%, 2014	16
46	12.50%, 2015	51

		72,690

	Notes:
15,000	4.14%, 2015 ▼	14,716
10,500	6.25%, 2029 Θ	11,878

		26,594

	Remic — Pac’s:
587	6.50%, 2012	604

		99,888

	Government National Mortgage Association — 2.2%
	Mortgage Backed Securities:
320	6.00%, 2034	323
2,736	6.50%, 2031 — 2032	2,835
29	7.00%, 2030	32
91	8.00%, 2022	99
295	9.50%, 2016 — 2019	327
12	11.00%, 2015 — 2018	13

		3,629

	Remic — Pac’s:
927	6.50%, 2031	967

		4,596

	Other Government Agencies — 9.7%
	Small Business Administration Participation Certificates:
1,000	5.35%, 2026	999
3,929	5.57%, 2027	3,928
2,088	5.66%, 2022	2,117
1,746	5.70%, 2026	1,774
940	5.78%, 2021	956
3,179	5.82%, 2026	3,237
2,440	5.98%, 2022	2,498
2,086	6.07%, 2026	2,146
2,127	6.14%, 2022	2,185

		19,840

	Total U.S. government agencies (Cost $158,276)	$158,654

U.S. GOVERNMENT SECURITIES — 9.8%
	U.S. Treasury Securities — 9.8%
	U.S. Treasury Notes:
$11,000	2.75%, 2013 ▼	$10,788
5,000	3.25%, 2009 ▼	5,063
4,076	4.50%, 2017 ▼	4,253

	Total U.S. government securities (Cost $20,261)	$20,104

185

The Hartford U.S. Government Securities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Contracts			Value +
CALL OPTIONS PURCHASED — 0.1%
		Long Call Index Option Contract — 0.1%
		5 Year U.S. Treasury Note
	—	Expiration: November, 2008, Exercise
		Price: $112.00	$261

		Total call options purchased (Cost $204)	$261

		Total long-term investments (Cost $203,270)	$194,676

Principal
Amount
SHORT-TERM INVESTMENTS — 21.9%
	Repurchase Agreements — 4.3%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,945, collateralized by U.S. Treasury Bond 5.38% - 8.25%, 2020 - 2031, value of $3,028)
$2,945	2.05% dated 07/31/2008	$2,945
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,945, collateralized by U.S. Treasury Note 4.25%, 2014, value of $3,028)
2,945	2.00% dated 07/31/2008	2,945
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2008 in the amount of $2,918, collateralized by U.S. Treasury Bond 5.25% - 7.13%, 2023 - 2029, value of $2,981)
2,917	2.03% dated 07/31/2008	2,917

		8,807

Shares
Securities Purchased with Proceeds from Security Lending — 17.3%
Cash Collateral Reinvestment Fund:
35,490	Navigator Prime Portfolio	35,490

Principal
Amount
	U.S. Treasury Bills — 0.3%
$750	1.99%, 09/11/2008 ○ □		$748

	Total short-term investments (Cost $45,045)		$45,045

	Total investments (Cost $248,315) ▲	116.8%	$239,721
	Other assets and liabilities	(16.8)%	(34,495)

	Total net assets	100.0%	$205,226

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $248,413 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,375
Unrealized Depreciation	(10,067)

Net Unrealized Depreciation	$(8,692)

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $2,110, which represents 1.03% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2008.

>	Lehman Brothers filed for Chapter 11 bankruptcy on September 15, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period Acquired	Shares/Par	Security	Cost Basis
05/2007	12,321	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	$1,756
08/2007	6,837	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	948
04/2007	2,100	Bayview Financial Acquisition Trust, 4.11%, 05/28/2037	2,100
05/2007	370	CBA Commercial Small Balance Commercial Mortgage, 6.09%, 07/25/2039 - 144A	370
05/2007	390	CBA Commercial Small Balance Commercial Mortgage, 6.50%, 07/25/2039 - 144A	390
05/2007	8,679	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	747
10/2007	1,805	Lehman XS Trust, 6.50%, 05/25/2037	1,787
04/2007	37	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	37
11/2006	500	North Street Referenced Linked Notes, 3.85%, 07/30/2010 - 144A	457
03/2007	1,000	Option One Mortgage Loan Trust, 6.99%, 03/25/2037	877
08/2007	1,430	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	1,158
03/2007 – 05/2007	1,080	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 — 06/25/2037	980
03/2006	1,913	Spirit Master Funding LLC, 5.76%, 03/20/2024 - 144A	1,913

The aggregate value of these securities at July 31, 2008 was $8,316 which represents 4.05% of total net assets.

186

The Hartford U.S. Government Securities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2008.

Futures Contracts Outstanding at July 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	69	Long	Sep 2008	$43
5 Year U.S. Treasury Note	75	Short	Sep 2008	(94)
10 Year U.S. Treasury Note	110	Long	Sep 2008	54

				$3

* The number of contracts does not omit 000’s.

Θ	At July 31, 2008, securities valued at $32,262 were designated to cover open call options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
5 Year U.S. Treasury Note	283	$114.00	Nov 2008	$119	$88

* The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

187

The Hartford Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.8%
	Basic Materials — 6.2%
58	Agrium U.S., Inc.	$5,113
44	Cleveland-Cliffs, Inc.	4,770
98	E.I. DuPont de Nemours & Co.	4,306
154	International Paper Co.	4,280
95	Kimberly-Clark Corp.	5,500

		23,969

	Capital Goods — 1.7%
99	Cummins, Inc.	6,534

	Consumer Cyclical — 7.7%
189	Altria Group, Inc.	3,844
106	Gap, Inc.	1,709
215	Ingram Micro, Inc. ●	3,955
114	Kohl’s Corp. ●	4,778
164	Kroger Co.	4,635
120	Safeway, Inc.	3,207
158	Staples, Inc.	3,557
161	Supervalu, Inc.	4,117

		29,802

	Consumer Staples — 6.2%
159	ConAgra Foods, Inc.	3,456
157	Dean Foods Co. ●	3,340
101	Nestle S.A. ADR	4,430
128	PepsiCo, Inc.	8,506
82	Philip Morris International, Inc.	4,251

		23,983

	Energy — 14.8%
88	Chevron Corp.	7,450
71	ConocoPhillips Holding Co.	5,762
228	Exxon Mobil Corp.	18,362
82	Marathon Oil Corp.	4,066
130	Newfield Exploration Co. ●	6,343
77	Occidental Petroleum Corp.	6,062
67	Total S.A. ADR	5,103
91	XTO Energy, Inc.	4,309

		57,457

	Finance — 24.1%
162	ACE Ltd.	8,234
121	Aetna, Inc.	4,946
125	Allstate Corp.	5,787
289	Bank of America Corp.	9,505
132	Bank of New York Mellon Corp.	4,677
99	Chubb Corp.	4,766
256	Citigroup, Inc.	4,792
370	Discover Financial Services, Inc.	5,426
32	Goldman Sachs Group, Inc.	5,926
303	Host Hotels & Resorts, Inc. ▼	3,973
244	JP Morgan Chase & Co.	9,910
179	Lloyd’s TSB Group plc ADR ▼	4,199
20	M&T Bank Corp. ▼	1,393
124	Morgan Stanley	4,899
84	PNC Financial Services Group, Inc.	5,953
157	UnitedHealth Group, Inc.	4,417
144	US Bancorp	4,408

		93,211

	Health Care — 8.5%
72	Abbott Laboratories	4,068
109	Baxter International, Inc.	7,444
276	Bristol-Myers Squibb Co.	5,827
200	CVS/Caremark Corp.	7,314
191	Schering-Plough Corp.	4,016
104	Wyeth	4,214

		32,883

	Services — 3.6%
334	Comcast Corp. Class A	6,896
200	Time Warner, Inc.	2,863
117	Waste Management, Inc. ▼	4,155

		13,914

	Technology — 15.0%
322	AT&T, Inc.	9,907
210	Cisco Systems, Inc. ●	4,613
541	General Electric Co.	15,294
89	Hewlett-Packard Co.	4,005
298	Intel Corp.	6,608
40	International Business Machines Corp.	5,094
225	Microsoft Corp.	5,795
201	Verizon Communications, Inc.	6,825

		58,141

	Transportation — 1.7%
74	General Dynamics Corp.	6,605

	Utilities — 7.3%
59	Entergy Corp.	6,308
47	Exelon Corp.	3,672
96	FPL Group, Inc.	6,195
39	NRG Energy, Inc. ●	1,415
51	PG&E Corp.	1,950
80	SCANA Corp.	2,910
110	Southern Co.	3,896
100	TECO Energy, Inc.	1,862

		28,208

	Total common stock (Cost $382,299)	$374,707

Principal
Amount
SHORT-TERM INVESTMENTS — 3.8%
	Repurchase Agreements — 2.9%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $23, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $23)
$23	2.03% dated 07/31/2008	$23
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $793, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $808)
793	2.21% dated 07/31/2008	793
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $4,967, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $5,066)
4,967	2.20% dated 07/31/2008	4,967

188

The Hartford Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

SHORT-TERM INVESTMENTS (continued)

	Repurchase Agreements (continued)

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $814, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $830)

$814	2.20% dated 07/31/2008	$814
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $4,603, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $4,694)
4,602	2.19% dated 07/31/2008	4,602
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $158, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $162)
158	2.16% dated 07/31/2008	158

		11,357

Shares
	Securities Purchased with Proceeds from Security Lending — 0.9%
	Cash Collateral Reinvestment Fund:
3,303	Goldman Sachs FS Prime Obligation/Institutional Fund		3,303

	Total short-term investments (Cost $14,660)		$14,660

	Total investments (Cost $396,959) ▲	100.6%	$389,367
	Other assets and liabilities	(0.6)%	(2,430)

	Total net assets	100.0%	$386,937

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.87% of total net assets at July 31, 2008. Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $397,043 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,016
Unrealized Depreciation	(33,692)

Net Unrealized Depreciation	$(7,676)

•	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

189

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.6%
	Basic Materials — 5.5%
40	Alcoa, Inc.	$1,337
22	Celanese Corp.	838
26	Owens-Illinois, Inc. ●	1,111
146	Rexam plc	1,089
144	Smurfit-Stone Container Corp. ●	822
17	Syngenta AG ADR	958
464	Uranium One, Inc. ●	1,660
392	USEC, Inc. ● ▼	2,048

		9,863

	Capital Goods — 6.3%
19	Alliant Techsystems, Inc. ● ▼	1,881
34	Baker Hughes, Inc.	2,810
42	Deere & Co.	2,954
34	Kennametal, Inc.	1,012
88	Varian Semiconductor Equipment Associates, Inc. ●	2,580

		11,237

	Consumer Cyclical — 4.4%
254	Ford Motor Co. ●	1,219
117	Home Depot, Inc.	2,781
41	MDC Holdings, Inc.	1,682
114	TRW Automotive Holdings Corp. ●	2,118

		7,800

	Consumer Staples — 8.6%
45	Avon Products, Inc.	1,925
1,298	Chaoda Modern Agriculture	1,499
47	Cosan Ltd. ●	612
111	Dean Foods Co. ●	2,354
1	Japan Tobacco, Inc.	2,359
4,032	Marine Harvest ● ▼	2,857
35	Smithfield Foods, Inc. ●	756
106	Unilever N.V. NY Shares ADR	2,948

		15,310

	Energy — 9.6%
248	Brasil EcoDiesel Industria ●	387
44	Exxon Mobil Corp.	3,499
68	Newfield Exploration Co. ●	3,321
41	Noble Energy, Inc.	3,036
38	Petro-Canada	1,735
126	Talisman Energy, Inc.	2,243
37	Total S.A. ADR	2,811

		17,032

	Finance — 28.1%
136	ACE Ltd.	6,905
183	Bank of America Corp.	6,025
61	Capital One Financial Corp. ▼	2,560
190	CIT Group, Inc. ▼	1,609
38	Everest Re Group Ltd.	3,133
128	Federal National Mortgage Association	1,466
54	Genesis Lease Ltd.	705
72	Humana, Inc. ●	3,148
205	Huntington Bancshares, Inc. ▼	1,441
40	Invesco Ltd.	927
25	JP Morgan Chase & Co.	1,032
34	Merrill Lynch & Co., Inc.	906
45	National City Corp.	211
83	Oaktree Capital ● ■	2,324
144	PennantPark Investment Corp.	998
40	Platinum Underwriters Holdings Ltd.	1,430
872	Royal Bank of Scotland Group plc	3,620
240	Sovereign Bancorp, Inc. ▼	2,288
79	TD Ameritrade Holding Corp. ●	1,569
119	UBS AG ADR ●	2,296
145	UnitedHealth Group, Inc.	4,074
267	Washington Mutual, Inc. ▼	1,421

		50,088

	Health Care — 9.1%
93	Alkermes, Inc. ●	1,458
20	Amgen, Inc. ●	1,228
70	Cooper Co., Inc. ▼	2,356
25	Covidien Ltd.	1,236
261	Impax Laboratories, Inc. † ● ⌂	2,084
223	Schering-Plough Corp.	4,692
77	Wyeth	3,112

		16,166

	Services — 9.2%
56	CACI International, Inc. Class A ●	2,504
259	Comcast Corp. Class A	5,347
221	Comcast Corp. Special Class A	4,539
95	R.H. Donnelley Corp. ● ▼	148
37	United Parcel Service, Inc. Class B	2,359
125	Virgin Media, Inc.	1,407

		16,304

	Technology — 10.4%
63	Arrow Electronics, Inc. ●	2,043
163	Cisco Systems, Inc. ●	3,582
118	Corning, Inc.	2,353
87	Fairchild Semiconductor International, Inc. ●	1,060
240	Flextronics International Ltd. ●	2,146
243	JDS Uniphase Corp. ●	2,657
115	Microsoft Corp.	2,963
51	Seagate Technology	762
74	Solar Cayman Ltd. † ● ⌂	1,019

		18,585

	Transportation — 3.7%
196	Delta Air Lines, Inc. ●	1,476
480	Northwest Airlines Corp. ● ▼	4,400
136	US Airways Group, Inc. ● ▼	687

		6,563

	Utilities — 1.7%
46	Progress Energy, Inc.	1,934
45	SBM Offshore N.V.	1,014

		2,948

	Total common stock (Cost $211,644)	$171,896

PREFERRED STOCK — 0.9%
	Finance — 0.9%
—	National City Corp. † ● ⌂ ۞	$1,617

	Total preferred stock (Cost $1,900)	$1,617

	Total long-term investments (Cost $213,544)	$173,513

190

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS — 9.7%
	Repurchase Agreements — 1.0%
	Banc of America Securities Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $3, collateralized by U.S. Treasury Bill 4.75%, 2008, value of $4)
$3	2.03% dated 07/31/2008	$3
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $120, collateralized by FHLMC 5.00%, 2038, FNMA 5.50%, 2035, value of $122)
120	2.21% dated 07/31/2008	120
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $750, collateralized by FHLMC 5.50%, 2038, FNMA 5.00% - 6.50%, 2037 - 2038, value of $765)
750	2.20% dated 07/31/2008	750

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $123, collateralized by FHLMC 4.50% - 7.00%, 2022 - 2038, FNMA 5.00%, 2023, GNMA 4.50% - 7.00%, 2036 - 2038, value of $125)

123	2.20% dated 07/31/2008	123
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $695, collateralized by FNMA 4.50% - 7.00%, 2021 - 2038, value of $709)
695	2.19% dated 07/31/2008	695
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2008 in the amount of $24, collateralized by FNMA 4.00% - 5.50%, 2018 - 2038, value of $24)
24	2.16% dated 07/31/2008	24

		1,715

Shares
	Securities Purchased with Proceeds from Security Lending — 8.7%
	Cash Collateral Reinvestment Fund:
15,572	Goldman Sachs FS Prime Obligation/Institutional Fund		15,572

	Total short-term investments (Cost $17,287)		$17,287

	Total investments (Cost $230,831) ▲	107.2%	$190,800
	Other assets and liabilities	(7.2)%	(12,828)

	Total net assets	100.0%	$177,972

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.18% of total net assets at July 31, 2008. Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $231,152 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,661
Unrealized Depreciation	(47,013)

Net Unrealized Depreciation	$(40,352)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Funds’ Board of Directors at July 31, 2008, was $4,720, which represents 2.65% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted solely pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

▼	Security is partially on loan at July 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2008, was $2,324, which represents 1.31% of total net assets.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may be considered illiquid if the security lacks a readily available market.

Period Acquired	Shares/Par	Security	Cost Basis
12/2005 - 11/2006	261	Impax Laboratories, Inc.	$2,160
04/2008	—	National City Corp.	1,900
03/2007	74	Solar Cayman Ltd.	1,103
The aggregate value of these securities at July 31, 2008 was $4,720 which represents 2.65% of total net assets.
Forward Foreign Currency Contracts Outstanding at July 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$3,974	$3,969	10/31/08	$(5)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report

191

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
LONG POSITIONS — 140.2%
COMMON STOCK — 139.5%
	Basic Materials — 7.8%
1	Cemex S.A. de C.V. ADR • ‡	$20
4	Dow Chemical Co. ‡	124
1	Fording Canadian Coal Trust ‡	89
3	Highveld Steel & Vanadium Corp., Ltd. ADR ‡	65
1	MeadWestvaco Corp. ‡	24
—	Nucor Corp. ‡	26
3	Packaging Corp. of America ‡	77
2	RPM International, Inc. ‡	42
5	Southern Copper Corp. ‡	134
3	Wausau Paper Corp. ‡	25
1	Worthington Industries, Inc. ‡	25
6	Xerium Technologies, Inc. ‡	26

		677

	Capital Goods — 3.0%
2	Briggs & Stratton Corp. ‡	32
6	Compass Diversified Holdings ‡	70
5	Steelcase, Inc. ‡	48
3	Tomkins plc ADR ‡	25
3	Toro Co. ‡	87

		262

	Consumer Cyclical — 10.0%
2	Altria Group, Inc. ‡	49
1	Asbury Automotive Group ‡	11
—	Blue Square-Israel Ltd. ADR ‡	1
1	Cherokee, Inc. ‡	18
1	D.R. Horton, Inc. ‡	7
—	Delhaize Group ADR ‡	16
—	Genuine Parts Co. ‡	18
1	Grupo Aeroportuario del Pacifico S.A. de CV ADR ‡	33
3	Honda Motor Co., Ltd. ADR ‡	102
—	KB Home ‡	6
—	Kimball International, Inc. ‡	2
8	Leggett & Platt, Inc. ‡	149
1	Lennar Corp. ‡	6
9	Masco Corp. ‡	142
1	McDonald’s Corp. ‡	50
4	Nissan Motor Co., Ltd. ADR ‡	64
2	PACCAR, Inc. ‡	87
2	Supervalu, Inc. ‡	63
5	Tuesday Morning Corp. ‡	21
—	Watsco, Inc. ‡	19

		864

	Consumer Staples — 7.4%
1	H.J. Heinz Co. ‡	64
2	Imperial Sugar Co. ‡	30
2	Kraft Foods, Inc. ‡	69
1	Lance, Inc. ‡	12
2	Philip Morris International, Inc. ‡	125
3	Reddy Ice Holdings, Inc. ‡	35
2	Reynolds American, Inc. ‡	99
5	Unilever N.V. NY Shares ADR ‡	137
1	UST, Inc. ‡	40
1	Vector Group Ltd. ‡	23

		634

	Energy — 16.4%
1	AGL Resources, Inc. ‡	45
4	BP plc ADR ‡	239
1	Diamond Offshore Drilling, Inc. ‡	67
3	Enerplus Resources Fund ‡	118
—	Huaneng Power International, Inc. ADR Series N ‡	7
1	Mariner Energy, Inc. • ‡	35
4	Pengrowth Energy Trust ‡	78
6	Precision Drilling Trust ‡	125
2	Royal Dutch Shell plc ADR ‡	166
1	Sasol Ltd. ADR ‡	60
1	StatoilHydro ASA ADR ‡	43
1	Superior Energy Services, Inc. • ‡	58
3	Total S.A. ADR ‡	244
5	Vaalco Energy, Inc. • ‡	35
1	Vectren Corp. ‡	28
1	Whiting Petroleum Corp. • ‡	68

		1,416

	Finance — 38.1%
—	ABN Amro Holding N.V. ADR ‡	27
4	Advance America Cash Advance Centers, Inc. ‡	22
2	Advanta Corp. Class B ‡	15
4	Aegon N.V. ARS ADR ‡	47
7	Allianz SE ‡	120
4	Allied Capital Corp. ‡	55
2	Allied Irish Banks plc ADR ‡	44
—	Allstate Corp. ‡	18
—	American Campus Communities, Inc. ‡	6
2	American Capital Ltd. ‡	44
1	Ameris Bancorp ‡	7
3	Annaly Capital Management, Inc. ‡	50
4	Anthracite Capital, Inc. ‡	22
3	Apollo Investment Corp. ‡	44
3	Ares Capital Corp. ‡	35
4	Arthur J. Gallagher & Co. ‡	100
11	Ashford Hospitality ‡	43
—	Astoria Financial Corp. ‡	8
2	Axa ADR ‡	66
2	Babcock & Brown Air Ltd. ‡	29
5	Banco Bilboa Vizcaya S.A. ADR ‡	86
1	Banco de Chile ADR ‡	52
2	Banco Latinoamericano de Exportaciones S.A. ADR Class E ‡	28
1	Banco Santander Chili S.A. ADR ‡	36
8	Banco Santander S.A. ADR ‡	161
1	Bank of America Corp. ‡	37
2	Barclays Bank plc ADR ‡	41
1	BB&T Corp. ‡	15
3	Brandywine Realty Trust ‡	44
1	Canadian Imperial Bank of Commerce ‡	33
4	CapitalSource, Inc. ‡	48
—	CBL & Associates Properties ‡	4
5	Centerline Holding Co. ‡	7
1	Central Pacific Financial Corp. ‡	6
1	Cincinnati Financial Corp. ‡	22
1	Citizens Republic Bancorp, Inc. ‡	5
1	City Bank Lynnwood Wash ‡	8
1	Colonial BancGroup, Inc. ‡	8

192

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
LONG POSITIONS — (continued)
COMMON STOCK — (continued)
	Finance (continued)
—	Comerica, Inc. ‡	$14
1	Corpbanca S.A. ADR ‡	30
4	Felcor Lodging Trust, Inc. ‡	28
5	Fidelity National Financial, Inc. ‡	66
1	Fifth Third Bankcorp ‡	12
1	First Commonwealth Financial Corp. ‡	9
—	First Financial Holdings ‡	9
1	First Industrial Realty Trust, Inc. ‡	20
1	First Niagara Financial Group, Inc. ‡	11
—	FirstMerit Corp. ‡	9
1	FNB Corp. ‡	7
—	Fulton Finance Corp. ‡	4
4	Genesis Lease Ltd. ‡	56
2	Gladstone Capital Corp. ‡	31
1	Gladstone Investment Corp. ‡	10
2	Gramercy Capital Corp. ‡	13
3	Hercules Technology Growth ‡	25
1	Hospitality Properties Trust ‡	26
10	HRPT Properties Trust ‡	71
2	Huntington Bancshares, Inc. ‡	13
2	Independent Bank Corp. Michigan ‡	9
4	ING Groep N.V. ADR ‡	118
—	Inland Real Estate Corp. ‡	5
1	Irwin Financial Corp. ‡	5
6	iStar Financial, Inc. ‡	48
2	JER Investors Trust, Inc. ‡	14
1	JP Morgan Chase & Co. ‡	40
1	Keycorp ‡	6
3	Lexington Realty Trust ‡	48
9	MCG Capital Corp. ‡	42
1	Mercury General Corp. ‡	51
9	Mitsubishi UFJ Financial Group, Inc. ADR ‡	81
11	Mizuho Financial Group, Inc. ADR ‡	104
2	National Bank of Greece S.A. ADR ‡	22
2	New York Community Bancorp, Inc. ‡	27
3	Northstar Realty Finance Corp. ‡	24
—	Old National Bankcorp ‡	4
2	Old Republic International Corp. ‡	17
4	Onebeacon Insurance Group Ltd. ‡	79
—	Park National Corp. ‡	9
3	Patriot Capital Funding, Inc. ‡	20
—	Penn Real Estate Investment Trust ‡	6
2	Popular, Inc. ‡	12
3	Prospect Capital Corp. ‡	36
1	Provident Bankshares Corp. ‡	9
1	QC Holdings, Inc. ‡	11
3	RAIT Financial Trust ‡	22
1	Regions Financial Corp. ‡	13
3	Resource Capital Corp. ‡	18
1	Royal Bank of Canada ‡	61
—	S&T Bancorp, Inc. ‡	10
2	Seacoast Banking Corp. ‡	16
3	South Financial Group, Inc. ‡	17
1	Synovus Financial Corp. ‡	7
9	TICC Capital Corp. ‡	49
1	Toronto-Dominion Bank ‡	64
1	Unitrin, Inc. ‡	38
2	Wachovia Corp. ‡	37
1	Wells Fargo & Co. ‡	37
1	Westpac Banking Corp. ADR ‡	84
2	Zenith National Insurance Corp. ‡	63

		3,290

	Health Care — 10.1%
7	Biovail Corp. ‡	72
4	Bristol-Myers Squibb Co. ‡	83
1	Eli Lilly & Co. ‡	26
4	GlaxoSmithKline plc ADR ‡	191
3	LCA-Vision, Inc. ‡	18
2	Novartis AG ADR ‡	112
13	Pfizer, Inc. ‡	250
3	Sanofi-Aventis S.A. ADR ‡	115

		867

	Services — 8.7%
1	A.H. Belo Corp. — Class A ‡	7
2	Cinemark Holdings, Inc. ‡	26
4	Computer Programs and Systems, Inc. ‡	92
6	Entercom Communications Corp. ‡	34
5	Gannett Co., Inc. ‡	83
1	Idearc, Inc. ‡	2
4	Pacer International, Inc. ‡	83
3	Paychex, Inc. ‡	91
2	Quality Systems ‡	51
5	Regal Entertainment Group ‡	82
1	S.p.A. ADR ‡	50
10	Sinclair Broadcast Group, Inc. Class A ‡	76
4	World Wrestling Entertainment, Inc. ‡	72

		749

	Technology — 20.5%
2	Alaska Communication Systems Holdings, Inc. ‡	25
4	BT Group plc ADR ‡	147
3	Canon, Inc. ADR ‡	123
2	Consolidated Communications Holdings, Inc. ‡	21
2	Deluxe Corp. ‡	34
1	Embarq Corp. ‡	67
7	Frontier Communications Corp. ‡	76
5	Gatehouse Media, Inc. ‡	3
8	General Electric Co. ‡	232
2	Hellenic Telecommunications Organization S.A. ADR ‡	16
1	Infosys Technologies Ltd. ADR ‡	41
1	Iowa Telecommunications Services, Inc. ‡	26
3	LSI Industries, Inc. ‡	25
1	Microchip Technology, Inc. ‡	43
2	Nippon Telegraph & Telephone Corp. ADR ‡	56
2	Nokia Corp. ‡	46
1	Portugal Telecom S.A. ADR ‡	14
11	Siliconware Precision Industries Co. ADR ‡	75
2	SK Telecom Co., Ltd. ADR ‡	46
4	Telecom Italia S.p.A. ADR ‡	75

193

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
LONG POSITIONS — (continued)
COMMON STOCK — (continued)
	Technology (continued)
12	Telefonaktiebolaget LM Ericsson ADR ‡		$124
16	United Microelectronics Corp. ADR ‡		40
8	United Online, Inc. ‡		91
4	USA Mobility, Inc. ‡		33
6	Vodafone Group plc ADR ‡		166
11	Windstream Corp. ‡		126

			1,771

	Transportation — 6.3%
—	Arlington Tankers Ltd. ‡		10
1	Carnival plc ‡		49
3	DHT Maritime, Inc. ‡		29
3	Eagle Bulk Shipping, Inc. ‡		92
3	Frontline Ltd. ‡		169
2	General Maritime Corp. ‡		56
3	Golar Ltd. ‡		48
1	Knightsbridge Tankers Ltd. ADR ‡		30
4	Lan Airlines S.A. ADR ‡		50
—	Teekay Tankers Ltd. ‡		9

			542

	Utilities — 11.2%
1	Ameren Corp. ‡		21
2	Consolidated Edison, Inc. ‡		91
1	DTE Energy Co. ‡		40
11	Duke Energy Corp. ‡		185
1	Energy East Corp. ‡		27
2	Eni S.p.A. ‡		125
1	NiSource, Inc. ‡		23
3	Pinnacle West Capital Corp. ‡		90
2	Progress Energy, Inc. ‡		92
5	Southern Co. ‡		191
2	Spectra Energy Corp. ‡		53
2	TECO Energy, Inc. ‡		30

			968

	Total common stock (Cost $13,820)		$12,040

SHORT-TERM INVESTMENTS — 0.7%
	Investment Pools and Funds — 0.7%
59	State Street Bank U.S. Government Money Market ‡		$59

	Total short-term investments (Cost $59)		$59

	Total long positions (Cost $13,879) ▲	140.2%	$12,099
	Securities sold short (Proceeds $3,759)	(40.2)%	(3,509)
	Other assets and liabilities	—%	42

	Total net assets	100.0%	$8,632

SECURITIES SOLD SHORT — 40.2%
COMMON STOCK — 40.2%
	Basic Materials — 3.2%
5	Domtar Corp. •		$31
—	Haynes International, Inc. •		23
—	L.B. Foster Co. Class A •		8
1	NCI Building Systems, Inc. •		40
1	OM Group, Inc. •		23
1	Potlatch Corp.		27
1	Rockwood Holdings, Inc. •		21
6	Smurfit-Stone Container Corp. •		$34
2	Solutia, Inc. •		28
1	Titan International, Inc.		28
1	Titanium Metals Corp.		17

			280

	Capital Goods — 1.2%
1	AGCO Corp. •		51
1	Astec Industries, Inc. •		20
1	Flow International Corp. •		8
—	Hurco Cos. •		8
—	Kadant, Inc. •		8
1	Trimas Corp. •		8

			103

	Consumer Cyclical — 3.2%
1	99 Cents Only Stores •		9
1	Cheesecake Factory, Inc. •		8
2	Chiquita Brands International, Inc. •		30
—	Core-Mark Holding Co., Inc. •		10
1	ESCO Technologies, Inc. •		22
1	Great Atlantic & Pacific Tea Co., Inc. •		13
1	Interline Brands, Inc. •		10
2	Liquidity Services, Inc. •		23
1	Pantry, Inc. •		13
1	Starbucks Corp. •		16
1	Texas Roadhouse, Inc. •		9
1	Titan Machinery, Inc. •		22
1	Toll Brothers, Inc. •		26
—	Walter Industries		41
1	Winn-Dixie Stores, Inc. •		21

			273

	Consumer Staples — 1.3%
2	Dean Foods Co. •		39
—	Seaboard Corp.		36
2	Smithfield Foods, Inc. •		38

			113

	Energy — 5.3%
—	ATP Oil & Gas Corp. •		4
—	Atwood Oceanics, Inc. •		22
—	Bill Barrett Corp. •		4
—	Carrizo Oil & Gas, Inc. •		6
—	Comstock Resources, Inc. •		6
—	Concho Resources, Inc. •		8
—	Continental Resources, Inc. •		23
—	Denbury Resources, Inc. •		10
—	Encore Acquisition Co. •		7
1	Exco Resources, Inc. •		15
2	Headwaters, Inc. •		28
—	Helix Energy Solutions Group, Inc. •		9
1	Hercules Offshore, Inc. •		18
1	Nabors Industries Ltd. •		40
—	Newfield Exploration Co. •		9
1	Petrohawk Energy Corp. •		21

194

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
SECURITIES SOLD SHORT — (continued)
COMMON STOCK — (continued)
	Energy — (continued)
1	Pioneer Drilling Co. •	$21
—	Plains Exploration & Production Co. •	11
—	Quicksilver Resources, Inc. •	9
1	Rex Energy Corp. •	10
—	Sandridge Energy, Inc. •	17
—	Southwestern Energy Co. •	13
1	Suncor Energy U.S.A., Inc.	44
—	Ultra Petroleum Corp. •	9
1	Unit Corp. •	40
—	Venoco Inc. •	6
1	Williams Cos., Inc.	46

		456

	Finance — 4.2%
1	Ameriprise Financial, Inc.	47
1	Digital Realty Trust, Inc.	33
1	Douglas Emmett, Inc.	34
1	DuPont Fabros Technology, Inc.	20
12	Nexcen Brands, Inc. •	5
1	Northern Trust Corp.	49
—	Pinnacle Financial Partners, Inc. •	10
1	PMA Capital Corp. Class A •	12
1	Rayonier, Inc.	54
1	Signature Bank •	16
1	State Street Corp.	46
—	SVB Financial Group •	22
1	Texas Capital Bankshares, Inc. •	9
2	TFS Financial Corp.	18

		375

	Health Care — 3.7%
3	Akorn, Inc. •	16
3	Alexza Pharmaceuticals, Inc. •	19
2	Auxilium Pharmaceuticals, Inc. •	56
2	BioMimetic Therapeutics, Inc. •	29
—	Caraco Pharmaceutical Laboratories Ltd. •	1
1	Community Health Systems, Inc. •	39
5	DURECT Corp. •	20
2	KV Pharmaceutical Co. •	35
1	Map Pharmaceuticals, Inc. •	10
12	Santarus, Inc. •	28
1	Sucampo Pharmaceuticals •	11
7	SuperGen, Inc. •	13
1	Xenoport, Inc. •	40

		317

	Services — 5.0%
—	Cerner Corp. •	12
1	CKX, Inc. •	6
1	Computer Sciences Corp. •	42
3	Corinthian Colleges, Inc. •	47
2	Discovery Holding Co. •	38
—	Eclipsys Corp. •	10
6	Emmis Communications Corp. Class A •	12
2	Greenfield Online, Inc. •	25
1	Hub Group, Inc. •	38
2	Iron Mountain, Inc. •	43
2	Lakes Entertainment, Inc. •	11
3	Lions Gate Entertainment Corp. •	30
1	Live Nation, Inc. •	9
5	LivePerson, Inc. •	13
1	LodgeNet Interactive Corp. •	2
1	NETGEAR, Inc. •	14
1	Orient Express Hotels Ltd. Class A	24
1	Playboy Enterprises Class B •	6
1	Riverbed Technology, Inc. •	14
13	Sirius Satellite Radio, Inc. •	20
1	TETRA Technologies, Inc. •	21
—	Viacom, Inc. Class B •	7

		444

	Technology — 9.5%
1	Akamai Technologies, Inc. •	20
1	American Tower Corp. Class A •	51
1	Arris Group, Inc. •	11
1	Audiovox Corp. Class A •	9
4	Borland Software Corp. •	6
1	Cbeyond, Inc. •	25
11	Cincinnati Bell, Inc. •	41
—	CommScope, Inc. •	19
—	Comtech Telecommunications Corp. •	9
2	Crown Castle International Corp. •	62
4	Earthlink, Inc. •	34
1	Echostar Corp. •	18
—	Enersys •	6
—	Equinix, Inc. •	25
—	F5 Networks, Inc. •	11
2	FalconStor Software, Inc. •	11
1	Harman International Industries, Inc.	33
2	Internet Capital •	18
—	JA Solar Holdings Co. Ltd. ADR •	7
2	JDS Uniphase Corp. •	24
1	Juniper Networks, Inc. •	25
1	Leap Wireless International, Inc. •	22
2	MetroPCS Communications, Inc. •	29
6	Micron Technology, Inc. •	31
1	NII Holdings, Inc. Class B •	62
6	Nortel Networks Corp. •	48
6	Openwave Systems, Inc. •	9
—	Polypore International, Inc. •	7
—	Powell Industries, Inc. •	6
4	RealNetworks, Inc. •	29
1	Red Hat, Inc. •	28
5	Tellabs, Inc. •	26
3	TiVo, Inc. •	24
2	Trizetto Group, Inc. •	38

		824

	Transportation — 1.6%
2	AirTran Holdings, Inc. •	5
1	Alaska Air Group, Inc. •	9
1	American Commercial Lines, Inc. •	14
—	Bristow Group, Inc. •	8

195

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
July 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SECURITIES SOLD SHORT —(continued)
COMMON STOCK — (continued)
	Transportation — (continued)
1	Delta Air Lines, Inc. •		$10
—	Hornbeck Offshore Services, Inc. •		19
1	Northwest Airlines Corp. •		12
1	TBS International Ltd. Class A •		33
1	Teekay Shipping Corp.		35

			145

	Utilities — 2.0%
1	AES Corp. •		8
3	CMS Energy Corp.		44
1	El Paso Electric Co. •		22
1	Great Plains Energy, Inc.		26
1	MDU Resources Group, Inc.		42
1	Questar Corp.		32
—	Suntech Power Holdings Co., Ltd. ADR •		5

			179

	Total common stock (Cost $3,759)		$3,509

	Total securities sold short (Proceeds $3,759)	40.2%	$3,509

Diversification by Country — Long Positions
as of July 31, 2008

Percentage of
Country	Net Assets

Australia	1.0
Belgium	0.2
Canada	7.4
Chile	2.0
China	0.1
Finland	0.5
France	4.9
Germany	2.0
Greece	0.4
India	0.5
Ireland	1.2
Italy	2.3
Japan	5.0
Mexico	0.6
Netherlands	3.8
Norway	0.9
Panama	0.3
Portugal	0.2
South Africa	1.4
South Korea	0.5
Spain	2.9
Sweden	1.4
Switzerland	1.3
Taiwan	1.3
United Kingdom	11.9
United States	85.5
Securities Sold Short	(40.2)
Short-Term Investments	0.7

Total	100.0%

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long position investments in foreign securities represents 53.97% of total net assets at July 31, 2008.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2008, the cost of securities for federal income tax purposes was $13,879 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$426
Unrealized Depreciation	(2,206)

Net Unrealized Depreciation	$(1,780)

‡	All or a portion of this security is held in a segregated account to cover the Fund’s short position.

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country — Securities Sold Short
as of July 31, 2008

Percentage of
Country	Net Assets

Canada	1.8
China	0.1
United States	38.3

Total	40.2%

196

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: September 15, 2008	By:	/s/ John C. Walters

John C. Walters
Its: President
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 15, 2008	By:	/s/ John C. Walters

John C. Walters
Its: President

Date: September 15, 2008	By:	/s/ Tamara L. Fagely

Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer